UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

H. Bruce Bond President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2009 Semi-Annual Report to Shareholders

April 30, 2009

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Europe Small-Mid Portfolio

PowerShares FTSE RAFI International Real Estate Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares International Listed
Private Equity Portfolio

PowerShares MENA Frontier Countries Portfolio

Table of Contents

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Schedules of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio	8

PowerShares DWA Emerging Markets Technical Leaders Portfolio	10

PowerShares Dynamic Asia Pacific Portfolio	12

PowerShares Dynamic Developed International Opportunities Portfolio	14

PowerShares Dynamic Europe Portfolio	18

PowerShares Emerging Markets Infrastructure Portfolio	22

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	24

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	26

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	30

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	42

PowerShares FTSE RAFI Emerging Markets Portfolio	59

PowerShares FTSE RAFI Europe Portfolio	62

PowerShares FTSE RAFI Europe Small-Mid Portfolio	69

PowerShares FTSE RAFI International Real Estate Portfolio	77

PowerShares FTSE RAFI Japan Portfolio	80

PowerShares Global Agriculture Portfolio	82

PowerShares Global Biotech Portfolio	84

PowerShares Global Clean Energy Portfolio	85

PowerShares Global Coal Portfolio	88

PowerShares Global Gold and Precious Metals Portfolio	89

PowerShares Global Nuclear Energy Portfolio	90

PowerShares Global Progressive Transportation Portfolio	92

PowerShares Global Steel Portfolio	94

PowerShares Global Water Portfolio	96

PowerShares Global Wind Energy Portfolio	98

PowerShares International Listed Private Equity Portfolio	100

PowerShares MENA Frontier Countries Portfolio	102

Statements of Assets and Liabilities	104

Statements of Operations	110

Statements of Changes in Net Assets	116

Financial Highlights	127

Notes to Financial Statements	141

Supplemental Information	156

Board Considerations Regarding Approval of Investment Advisory Agreement	157

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PIZ	PowerShares DWA Developed Markets Technical Leaders Portfolio	12/28/07	337	34	25	45	40	14	35
PIE	PowerShares DWA Emerging Markets Technical Leaders Portfolio	12/28/07	337	26	19	57	29	17	34
PUA	PowerShares Dynamic Asia Pacific Portfolio	6/13/07	475	41	26	61	40	41	62
PFA	PowerShares Dynamic Developed International Opportunities Portfolio	6/13/07	475	54	54	94	64	31	31
PEH	PowerShares Dynamic Europe Portfolio	6/13/07	475	61	60	107	49	22	27
PXR	PowerShares Emerging Markets Infrastructure Portfolio	10/16/08	135	10	8	24	12	19	32
PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	6/25/07	467	44	31	66	57	38	44
PDQ	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	9/27/07	401	11	17	47	49	33	119
PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	6/25/07	467	43	44	99	72	34	42
PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9/27/07	401	24	39	76	49	35	33
PXH	PowerShares FTSE RAFI Emerging Markets Portfolio	9/27/07	401	38	44	98	79	25	22
PEF	PowerShares FTSE RAFI Europe Portfolio	6/25/07	467	49	58	107	58	31	19
PWD	PowerShares FTSE RAFI Europe Small-Mid Portfolio	9/27/07	401	31	46	87	47	19	16
PRY	PowerShares FTSE RAFI International Real Estate Portfolio	12/28/07	337	14	20	30	43	41	133
PJO	PowerShares FTSE RAFI Japan Portfolio	6/25/07	467	26	33	44	44	27	90
PAGG	PowerShares Global Agriculture Portfolio	9/18/08	154	11	8	33	45	20	20
PBTQ	PowerShares Global Biotech Portfolio	9/18/08	154	27	37	47	7	1	9
PBD	PowerShares Global Clean Energy Portfolio	6/13/07	475	36	53	127	75	46	26
PKOL	PowerShares Global Coal Portfolio	9/18/08	154	11	20	28	10	12	23
PSAU	PowerShares Global Gold and Precious Metals Portfolio	9/18/08	154	14	14	19	15	13	31
PKN	PowerShares Global Nuclear Energy Portfolio	4/3/08	272	21	39	53	43	10	8
PTRP	PowerShares Global Progressive Transportation Portfolio	9/18/08	154	29	18	42	27	4	6
PSTL	PowerShares Global Steel Portfolio	9/18/08	154	15	27	37	13	13	10
PIO	PowerShares Global Water Portfolio	6/13/07	475	51	70	126	48	16	13
PWND	PowerShares Global Wind Energy Portfolio	7/1/08	210	11	18	45	36	18	33
PFP	PowerShares International Listed Private Equity Portfolio	9/27/07	401	31	31	78	85	51	62
PMNA	PowerShares MENA Frontier Countries Portfolio	7/9/08	205	10	16	28	30	9	19

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIZ	29	21	46	18	17	13
PIE	22	17	47	34	11	24
PUA	32	23	43	35	20	51
PFA	43	28	25	20	13	18
PEH	47	35	37	17	7	6
PXR	9	7	9	1	0	4
PAF	25	34	51	42	21	14
PDQ	25	13	24	14	8	41
PXF	41	23	33	15	13	8
PDN	26	18	39	24	18	20
PXH	40	21	18	5	7	4
PEF	46	30	34	20	9	6
PWD	37	34	30	29	13	12
PRY	10	12	11	5	4	14
PJO	26	43	55	32	16	31
PAGG	6	4	4	2	0	1
PBTQ	17	4	2	0	2	1
PBD	31	20	28	14	10	9
PKOL	23	11	8	4	2	2
PSAU	11	6	13	7	3	8
PKN	26	27	19	14	4	8
PTRP	17	6	3	0	0	2
PSTL	19	7	9	1	1	2
PIO	34	24	38	23	10	22
PWND	15	13	8	7	2	4
PFP	22	9	16	4	5	7
PMNA	13	14	23	10	9	24

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur advisory fees. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Developed Markets Technical Leaders Portfolio Actual	$1,000.00	$974.89	0.80%	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
PowerShares DWA Emerging Markets Technical Leaders Portfolio Actual	$1,000.00	$1,077.92	0.90%	$4.64
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	0.90%	$4.51
PowerShares Dynamic Asia Pacific Portfolio Actual	$1,000.00	$1,260.23	0.80%	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Developed International Opportunities Portfolio Actual	$1,000.00	$1,027.58	0.75%	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Dynamic Europe Portfolio Actual	$1,000.00	$1,005.93	0.75%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Emerging Markets Infrastructure Portfolio Actual	$1,000.00	$1,318.94	0.75%	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio Actual	$1,000.00	$1,103.12	0.80%	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio Actual	$1,000.00	$1,152.20	0.80%	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	0.80%	$4.01
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio Actual	$1,000.00	$1,004.07	0.75%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio Actual	$1,000.00	$1,090.41	0.75%	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Emerging Markets Portfolio Actual	$1,000.00	$1,179.17	0.85%	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	0.85%	$4.26
PowerShares FTSE RAFI Europe Portfolio Actual	$1,000.00	$992.64	0.75%	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Europe Small-Mid Portfolio Actual	$1,000.00	$1,083.75	0.75%	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI International Real Estate Portfolio Actual	$1,000.00	$973.28	0.75%	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares FTSE RAFI Japan Portfolio Actual	$1,000.00	$987.38	0.75%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Agriculture Portfolio Actual	$1,000.00	$1,151.86	0.75%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Biotech Portfolio Actual	$1,000.00	$920.84	0.75%	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Clean Energy Portfolio Actual	$1,000.00	$1,075.56	0.75%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Coal Portfolio Actual	$1,000.00	$1,155.79	0.75%	$4.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Gold and Precious Metals Portfolio Actual	$1,000.00	$1,557.10	0.75%	$4.76
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Nuclear Energy Portfolio Actual	$1,000.00	$1,130.72	0.75%	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Progressive Transportation Portfolio Actual	$1,000.00	$1,032.80	0.75%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Steel Portfolio Actual	$1,000.00	$1,074.10	0.75%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares Global Water Portfolio Actual	$1,000.00	$1,066.57	0.75%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Global Wind Energy Portfolio Actual	$1,000.00	$1,246.32	0.75%	$4.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares International Listed Private Equity Portfolio Actual	$1,000.00	$883.02	0.75%	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	0.75%	$3.76
PowerShares MENA Frontier Countries Portfolio Actual	$1,000.00	$767.03	0.70%	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	0.70%	$3.51

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

Portfolio Composition

PowerShares DWA Developed Markets Technical Leaders Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Energy	16.0
Materials	14.0
Industrials	13.0
Financials	12.8
Consumer Staples	10.1
Consumer Discretionary	8.6
Utilities	7.8
Telecommunication Services	6.4
Health Care	6.2
Information Technology	4.1
Money Market Fund	0.6
Other	0.4

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.0%
	Australia—7.3%
5,092	BHP Billiton Ltd.	$124,356
5,298	Cochlear Ltd.	193,199
19,324	Lion Nathan Ltd.	166,336
39,179	Oil Search Ltd.	146,059
23,323	Origin Energy Ltd.	278,771
9,729	Woolworths Ltd.	190,799
9,737	WorleyParsons Ltd.	129,838
		1,229,358
	Austria—0.9%
7,287	Uniqa Versicherungen AG	142,156
	Belgium—1.7%
797	Colruyt S.A.	181,428
1,776	Mobistar S.A.	106,438
		287,866
	Bermuda—0.7%
11,300	SeaDrill Ltd.	120,397
	Canada—18.8%
3,080	Agnico-Eagle Mines Ltd.	136,748
3,166	Agrium, Inc.	136,436
5,069	Atco Ltd., Class I	146,553
4,478	Canadian Utilities Ltd., Class A	130,032
17,966	CGI Group, Inc., Class A*	159,987
4,550	Enbridge, Inc.	141,122
2,994	EnCana Corp.	137,818
4,799	Imperial Oil Ltd.	172,273
7,488	Inmet Mining Corp.	260,607

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,256	Metro, Inc., Class A	$194,825
5,896	Petrobank Energy & Resources Ltd.*	127,289
1,425	Potash Corp. of Saskatchewan Inc.	122,938
9,919	Rogers Communications, Inc., Class B	244,782
3,680	Royal Bank of Canada	131,019
10,439	Shaw Communications, Inc., Class B	162,547
3,717	Shoppers Drug Mart Corp.	134,996
27,067	Silver Wheaton Corp.*	208,453
6,817	SNC-Lavalin Group, Inc.	199,386
21,746	Teck Resources Ltd., Class B	229,339
		3,177,150
	China—2.3%
296,000	PICC Property & Casualty Co. Ltd., H-Shares	167,076
24,200	Tencent Holdings Ltd.	213,892
		380,968
	Finland—1.8%
8,954	Fortum Oyj	180,877
6,949	Rautaruukki Oyj	129,492
		310,369
	France—4.9%
1,821	Casino Guichard Perrachon S.A.	113,771
2,792	Iliad S.A.	293,695
3,193	Sodexo	153,617
3,378	Technip S.A.	145,339
790	Unibail-Rodamco REIT	117,987
		824,409

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—0.9%
1,974	RWE AG	$142,518
	Hong Kong—9.6%
40,000	Cheung Kong Infrastructure Holdings Ltd.	154,299
96,000	China Everbright Ltd.	185,773
92,000	China Overseas Land & Investment Ltd.	160,236
82,000	China Resources Power Holdings Co. Ltd.	183,748
70,000	Hengan International Group Co. Ltd.	291,925
29,000	HongKong Electric Holdings	171,199
46,000	Li & Fung Ltd.	129,231
60,500	MTR Corp.	153,135
207,000	Noble Group Ltd.	179,733
		1,609,279
	Japan—9.0%
8,280	Acom Co. Ltd.	199,212
18,000	Daihatsu Motor Co. Ltd.	163,094
18,000	Hitachi Metals Ltd.	142,287
53,000	Kintetsu Corp.	230,987
18,000	Kyowa Hakko Kirin Co. Ltd.	159,569
5,200	Nissin Foods Holdings Co. Ltd.	141,657
8,500	Nomura Real Estate Holdings, Inc.	139,478
24,000	Odakyu Electric Railway Co. Ltd.	195,930
3,900	Terumo Corp.	147,909
		1,520,123
	Luxembourg—0.9%
8,807	SES S.A.	159,222
	Netherlands—0.9%
9,363	Qiagen N.V.*	155,151
	Norway—3.6%
30,100	DnB NOR ASA	187,032
26,900	Petroleum Geo-Services ASA*	129,913
33,500	ProSafe SE*	137,402
5,800	Yara International ASA	155,179
		609,526
	Portugal—0.8%
10,384	Galp Energia SGPS S.A., Class B	137,912
	Singapore—1.0%
67,000	Wilmar International Ltd.	160,448
	Spain—6.7%
4,647	ACS Actividades de Construccion y Servicios S.A.	232,768
12,319	Bankinter S.A.	145,836
2,814	Corp Financiera Alba	121,415
3,305	Inditex S.A.	141,131
6,387	Indra Sistemas S.A.	126,514

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,891	Red Electrica Corp. S.A.	$205,010
7,800	Telefonica S.A.	148,003
		1,120,677
	Switzerland—8.6%
16,371	ABB Ltd.	232,242
409	Banque Cantonale Vaudoise	139,863
1,441	Geberit AG	153,898
1,874	Lonza Group AG	172,280
3,724	Nestle S.A.	121,646
154	SGS S.A.	173,062
3,294	Sonova Holding AG	214,469
1,135	Syngenta AG	242,823
		1,450,283
	United Kingdom—18.6%
23,769	AMEC PLC	216,724
35,323	Amlin PLC	187,238
16,860	Antofagasta PLC	144,932
9,323	Autonomy Corp. PLC*	195,912
108,417	Barratt Developments PLC	221,716
5,855	BHP Billiton PLC	121,721
7,044	BG Group PLC	112,664
63,662	Cable & Wireless PLC	140,429
3,792	Cairn Energy PLC*	119,087
17,957	Capita Group (The) PLC	181,353
19,535	Inmarsat PLC	139,506
58,209	Kingfisher PLC	158,720
9,244	Lonmin PLC	194,429
23,939	Petrofac Ltd.	202,274
62,983	RSA Insurance Group PLC	121,372
23,998	Serco Group PLC	129,687
6,125	Thomson Reuters PLC	157,804
20,396	Tullow Oil PLC	241,170
18,658	Weir Group (The) PLC	132,578
		3,119,316
	Total Common Stocks and Other Equity Interests (Cost $16,513,614)	16,657,128
	Money Market Fund—0.6%
109,869	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $109,869)	109,869
	Total Investments (Cost $16,623,483)—99.6%	16,766,997
	Other assets less liabilities—0.4%	60,332
	Net Assets—100.0%	$16,827,329

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares DWA Emerging Markets Technical Leaders Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Materials	23.5
Consumer Discretionary	11.3
Consumer Staples	11.0
Financials	9.8
Industrials	9.7
Utilities	8.6
Telecommunication Services	7.4
Information Technology	7.2
Energy	5.7
Health Care	3.1
Money Market Fund	0.2
Other	2.5

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—97.3%
	Australia—0.9%
6,329	BHP Billiton PLC	$134,260
	Brazil—9.8%
4,934	Brasil Telecom S.A. ADR	91,871
8,114	Cia Energetica de Minas Gerais S.A. ADR	122,116
6,902	Cia Paranaense de Energia ADR	86,551
10,568	Cia Vale do Rio Doce ADR	174,478
3,189	CPFL Energia S.A. ADR	145,131
3,012	Perdigao S.A. ADR*	88,523
3,984	Petroleo Brasileiro S.A. ADR	133,743
6,584	Ultrapar Participacoes S.A. ADR	183,430
27,131	Vivo Participacoes S.A. ADR	433,011
		1,458,854
	Cayman Islands—0.9%
11,036	E-House China Holdings Ltd. ADR*	136,736
	Chile—1.7%
4,170	Empresa Nacional de Electricidad S.A. ADR	159,920
2,934	Sociedad Quimica y Minera de Chile S.A. ADR	92,450
		252,370
	China—31.3%
324,000	Air China Ltd., H-Shares	153,845
9,041	Aluminum Corp of China Ltd. ADR	173,858
92,000	Angang Steel Co Ltd., H-Shares	111,110
34,000	Anhui Conch Cement Co. Ltd., H-Shares*	227,905
486,429	Beijing North Star Co. Ltd., H-Shares	106,071
544,000	China Construction Bank Corp., H-Shares	317,269

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
93,000	China Life Insurance Co. Ltd., H-Shares	$328,193
228,000	China National Building Material Co. Ltd., H-Shares	483,645
94,000	China Oilfield Services Ltd., H-Shares	77,746
350,000	Chongqing Iron & Steel Co. Ltd., H-Shares	105,224
502,000	Datang International Power Generation Co. Ltd., H-Shares	243,547
66,000	Guangzhou Shipyard International Co. Ltd., H-Shares	85,074
562,000	Huadian Power International Corp. Ltd., H-Shares	133,427
216,000	Huaneng Power International, Inc., H-Shares	147,713
383,000	Jiangxi Copper Co. Ltd., H-Shares	455,638
7,970	Netease.com ADR*	240,535
1,129	PetroChina Co. Ltd. ADR	98,121
21,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	134,546
5,264	Shanda Interactive Entertainment Ltd. ADR*	251,776
486,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	166,805
1,402,000	Sinopec Yizheng Chemical Fibre Co. Ltd., H-Shares	247,833
10,821	The9 Ltd. ADR	101,285
56,000	Tsingtao Brewery Co. Ltd., H-Shares	145,958
41,800	ZTE Corp., H-Shares	142,387
		4,679,511
	Hong Kong—0.6%
2,146	China Mobile Ltd. ADR	92,621

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Indonesia—5.4%
377,968	Apexindo Pratama Duta PT	$102,660
74,000	Astra Agro Lestari Tbk PT	110,458
106,071	Astra International Tbk PT	180,376
694,000	Fajar Surya Wisesa Tbk PT	98,347
105,000	Unilever Indonesia Tbk PT	76,878
276,500	United Tractors Tbk PT	235,097
		803,816
	Israel—0.5%
1,798	Teva Pharmaceutical Industries Ltd. ADR	78,914
	Korea—15.8%
3,182	CJ O Shopping Co. Ltd.	200,394
4,890	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	86,709
7,960	Dongbu Insurance Co. Ltd.	163,481
8,009	Forhuman Co. Ltd.*	83,336
2,315	GS Engineering & Construction Corp.	121,614
6,620	Hanwha Corp.	193,492
3,990	Hyundai Development Co.	124,396
2,170	Hyundai Motor Co.	115,857
3,658	Hyunjin Materials Co. Ltd.	110,196
3,258	Komipharm International Co. Ltd.*	190,452
704	MegaStudy Co. Ltd.	119,071
2,991	Samsung Engineering Co. Ltd.	179,507
3,590	Samsung Heavy Industries Co. Ltd.	85,063
10,728	Seoul Semiconductor Co. Ltd.	259,211
2,342	SODIFF Advanced Materials Co. Ltd.	148,588
6,327	TK Corp.*	174,079
		2,355,446
	Malaysia—10.1%
51,400	Berjaya Sports Toto Bhd	71,036
6,300	British American Tobacco Malaysia Bhd	78,750
23,800	Digi.com Bhd	149,084
31,900	Fraser & Neave Holdings Bhd	77,958
146,900	IJM Plantations Bhd	99,859
111,500	IOI Corp. Bhd	134,677
39,400	Kuala Lumpur Kepong Bhd	128,382
110,800	Malaysian Bulk Carriers Bhd	91,503
10,300	Nestle (Malaysia) Bhd	86,074
92,000	Parkson Holdings Bhd	107,506
42,900	Petronas Dagangan Bhd	95,199
41,600	PPB Group Bhd	123,865
135,000	Star Publications (Malaysia) Bhd	120,589
25,100	United Plantations Bhd	75,441
34,600	YTL Corp. Bhd	69,006
		1,508,929
	Mexico—2.0%
66,643	Grupo Continental SAB de CV	117,217

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
67,200	Grupo Financiero Inbursa S.A., Class O	$179,232
		296,449
	Peru—3.1%
2,872	Cia de Minas Buenaventura S.A.	61,402
1,928	Credicorp Ltd.	96,439
38,702	Enersur S.A.	174,537
8,124	Sociedad Minera Cerro Verde S.A.	129,984
		462,362
	Philippines—2.7%
179,100	Jollibee Foods Corp.	170,369
702,000	Petron Corp.	79,843
892,500	Pilipino Telephone Corp.	156,878
		407,090
	Russia—1.2%
3,424	Rostelecom ADR	187,464
	Singapore—0.8%
249,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT*	116,088
	South Africa—8.0%
39,588	Aspen Pharmacare Holdings Ltd.	201,764
13,379	Exxaro Resources Ltd.	98,935
8,406	Harmony Gold Mining Co. Ltd.*	78,355
57,603	Illovo Sugar Ltd.	176,691
7,749	Impala Platinum Holdings Ltd.	149,792
46,819	Mvelaphanda Resources Ltd.*	172,335
9,222	Naspers Ltd., Class N	189,113
4,138	Sasol Ltd.	125,952
		1,192,937
	Thailand—2.5%
16,700	Banpu PCL	134,528
151,000	BEC World PCL	84,805
128,036	Big C Supercenter PCL	151,624
		370,957
	Total Common Stocks and Other Equity Interests (Cost $12,792,166)	14,534,804
	Money Market Fund—0.2%
23,983	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $23,983)	23,983
	Total Investments (Cost $12,816,149)—97.5%	14,558,787
	Other assets less liabilities—2.5%	380,959
	Net Assets—100.0%	$14,939,746

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Asia Pacific Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Financials	26.7
Industrials	25.8
Consumer Directory	12.5
Energy	7.6
Materials	6.9
Information Technology	6.9
Telecommunication Services	5.0
Consumer Staples	5.0
Health Care	1.6
Utilities	1.5
Other	0.5

Schedule of Investments

PowerShares Dynamic Asia Pacific Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Australia—25.4%
28,315	AMP Ltd.	$107,968
54,921	Australian Worldwide Exploration Ltd.	98,455
37,010	AXA Asia Pacific Holdings Ltd.	106,046
16,732	Bank of Queensland Ltd.	104,613
146,449	Beach Petroleum Ltd.	82,849
17,328	Bendigo and Adelaide Bank Ltd.	87,334
52,586	BlueScope Steel Ltd.	90,406
78,500	CFS Retail Property Trust REIT	94,874
45,704	David Jones Ltd.	101,744
29,968	Downer EDI Ltd.	110,748
132,876	Fairfax Media Ltd.	115,684
14,987	Felix Resources Ltd.	122,992
52,383	Harvey Norman Holdings Ltd.	114,688
65,167	Incitec Pivot Ltd.	101,023
21,826	Lend Lease Corp. Ltd.	115,777
84,072	Macquarie Airports	111,800
5,722	Macquarie Group Ltd.	140,748
801,167	Macquarie Office Trust REIT	114,780
6,685	National Australia Bank Ltd.	101,324
81,445	Octaviar Ltd.*	—
60,264	OneSteel Ltd.	98,735
9,227	Orica Ltd.	113,889
78,050	Qantas Airways Ltd.	113,540
7,138	QBE Insurance Group Ltd.	114,273
8,044	Santos Ltd.	97,041
127,885	Sigma Pharmaceuticals Ltd.	105,232
21,348	Suncorp-Metway Ltd.	92,538
50,820	Tattersall's Group Ltd.	103,425
43,514	Telstra Corp. Ltd.	106,459
178,037	Ten Network Holdings Ltd.	126,879

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
71,683	Transfield Services Ltd.	$131,136
47,645	Transpacific Industries Group Ltd.	63,009
15,251	United Group Ltd.	107,567
29,999	West Australian Newspapers Holdings Ltd.	111,303
6,941	Westpac Banking Corp.	97,911
		3,606,790
	China—24.2%
214,000	AAC Acoustic Technologies Holdings, Inc.*	116,524
306,000	Bank of China Ltd., H-Shares	114,501
251,500	BYD Electronic International Co. Ltd.	128,831
186,000	China BlueChemical Ltd., H-Shares	99,358
121,000	China Coal Energy Co., H-Shares	105,229
166,918	China Construction Bank Corp., H-Shares	97,349
139,500	China COSCO Holdings Co. Ltd., H-Shares	115,018
156,000	China Green (Holdings) Ltd.	125,401
114,000	China Oilfield Services Ltd., H-Shares	94,287
553,422	China Shipping Container Lines Co. Ltd., H-Shares	134,246
94,000	China Shipping Development Co. Ltd., H-Shares	108,917
239,998	China Telecom Corp. Ltd., H-Shares	119,223
184,393	Dongfeng Motor Group Co. Ltd., H-Shares	138,946
288,000	Guangshen Railway Co. Ltd., H-Shares	129,690
382,000	Intime Department Store Group Co. Ltd.	137,517
367,500	KWG Property Holding Ltd.	142,255
260,000	Maanshan Iron & Steel Co. Ltd., H-Shares	107,017
989,000	Maoye International Holdings	139,096
172,000	PICC Property & Casualty Co. Ltd., H-Shares	98,316
346,000	Shanghai Electric Group Co. Ltd., H-Shares	125,004

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Asia Pacific Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,250,000	Shenzhen International Holdings Ltd.	$113,224
916,000	Shougang Concord International Enterprises Co. Ltd.	102,826
309,000	Shui On Land Ltd.	133,964
382,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	131,110
126,500	Sinotruk Hong Kong Ltd.	116,378
87,500	Stella International Holdings Ltd.	116,288
347,000	Yangzijiang Shipbuilding Holdings Ltd.	117,452
130,073	Yanzhou Coal Mining Co. Ltd., H-Shares	123,022
121,382	Zhejiang Expressway Co. Ltd., H-Shares	104,465
		3,435,454
	Hong Kong—29.2%
176,000	Agile Property Holdings Ltd.	132,848
91,290	BOC Hong Kong Holdings Ltd.	130,276
152,241	Chaoda Modern Agriculture Holdings Ltd.	87,218
62,000	China Everbright Ltd.	121,598
612,000	China Gas Holdings Ltd.	113,711
58,000	China Insurance International Holdings Co. Ltd.	97,288
11,000	China Mobile Ltd.	95,520
242,000	China Pharmaceutical Group Ltd.	121,466
82,000	Citic Pacific Ltd.	120,829
233,634	CNPC Hong Kong Ltd.	116,965
92,000	Cosco Pacific Ltd.	88,437
278,000	First Pacific Co. Ltd.	127,698
382,000	Franshion Properties China Ltd.	103,508
72,000	Great Eagle Holdings Ltd.	100,148
236,950	Guangdong Investment Ltd.	98,447
30,133	Hang Lung Group Ltd.	111,393
171,374	Hopewell Highway Infrastructure Ltd.	93,756
154,000	Hopson Development Holdings Ltd.	119,820
318,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	29,953
358,000	Hutchison Telecommunications International Ltd.	66,056
18,000	Hutchison Whampoa Ltd.	106,837
9,527	Jardine Strategic Holdings Ltd.	112,419
472,500	Johnson Electric Holdings Ltd.	103,643
48,500	Kingboard Chemical Holdings Ltd.	118,901
386,500	Kingboard Laminates Holdings Ltd. (1)	153,600
394,337	Lenovo Group Ltd.	108,377
125,000	Noble Group Ltd.	110,005
72,000	NWS Holdings Ltd.	144,739
37,000	Orient Overseas International Ltd.	107,179
190,898	Pacific Basin Shipping Ltd.	95,817
390,000	Shenzhen Investment Ltd.	113,727
410,000	SJM Holdings Ltd.*	122,733
30,000	Television Broadcasts Ltd.	106,450
188,000	Texwinca Holdings Ltd.	115,224

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
308,000	TPV Technology Ltd.	$102,532
25,227	VTech Holdings Ltd.	126,946
38,000	Wharf Holdings Ltd.	126,256
43,000	Yue Yuen Industrial Holdings Ltd.	95,874
		4,148,194
	New Zealand—0.8%
70,518	Telecom Corp. of New Zealand Ltd.	113,092
	Singapore—17.9%
109,000	Ascendas REIT	98,876
177,000	CapitaCommercial Trust REIT	102,447
109,000	ComfortDelGro Corp. Ltd.	104,779
179,000	Cosco Corp. Singapore Ltd.	123,599
495,880	Golden Agri-Resources Ltd.	124,205
13,074	Jardine Cycle & Carriage Ltd.	126,386
28,000	Keppel Corp. Ltd.	113,350
100,000	Keppel Land Ltd.	116,437
360,000	Mapletree Logistics Trust REIT	104,793
95,000	MobileOne Ltd.	94,537
126,000	Neptune Orient Lines Ltd.	110,885
29,000	Oversea-Chinese Banking Corp. Ltd.	115,435
62,000	SembCorp Industries Ltd.	114,582
82,000	SembCorp Marine Ltd.	117,127
14,400	Singapore Airlines Ltd.	104,305
52,000	Singapore Petroleum Co. Ltd.	118,278
184,000	Singapore Post Ltd.	94,666
74,000	StarHub Ltd.	91,673
166,000	Straits Asia Resources Ltd.	119,117
246,000	Suntec REIT	122,400
14,000	United Overseas Bank Ltd.	108,990
30,000	Venture Corp. Ltd.	121,040
43,000	Wilmar International Ltd.	104,210
		2,552,117
	South Africa—1.0%
38,281	Aquarius Platinum Ltd.	143,438
	Taiwan—1.0%
290,000	Uni-President China Holdings Ltd.*	146,307
	Total Investments (Cost $16,292,574)—99.5%	14,145,392
	Other assets less liabilities—0.5%	65,858
	Net Assets—100.0%	$14,211,250

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Developed International Opportunities Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Financials	36.1
Industrials	22.3
Consumer Discretionary	12.0
Materials	7.8
Energy	5.5
Telecommunication Services	5.3
Consumer Staples	3.5
Information Technology	2.6
Health Care	2.4
Utilities	2.0
Other	0.5

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Australia—2.4%
9,139	Macquarie Group Ltd.	$224,798
1,278,219	Macquarie Office Trust REIT	182,338
10,624	National Australia Bank Ltd.	160,623
124,547	Qantas Airways Ltd.	181,648
34,117	Suncorp-Metway Ltd.	147,163
68,837	Telstra Corp. Ltd.	168,123
		1,064,693
	Austria—1.9%
5,469	Andritz AG	186,196
5,244	Flughafen Wien AG	157,148
4,787	OMV AG	148,526
4,689	Raiffeisen International Bank Holding AG	161,888
19,279	Zumtobel AG	172,209
		825,967
	Bahamas—0.3%
16,774	Petrominerales Ltd.*	151,207
	Belgium—1.5%
6,552	Compagnie Maritime Belge S.A.	165,878
9,812	Euronav N.V.	141,448
486	Fortis Strip VVPR*	1
2,345	Solvay S.A.	201,311
5,292	Tessenderlo Chemie N.V.	157,357
		665,995
	Bermuda—0.8%
33,019	Catlin Group Ltd.	171,153
22,739	Lancashire Holdings Ltd.*	160,579
		331,732

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Canada—6.4%
23,454	AGF Management Ltd., Class B	$227,018
4,996	Atco Ltd., Class I	144,443
5,606	Bank of Montreal	186,379
65,791	Bombardier, Inc., Class B	209,317
4,034	Canadian Imperial Bank of Commerce	181,888
43,093	Centerra Gold, Inc.*	241,199
7,588	Home Capital Group, Inc.	175,825
12,607	Manulife Financial Corp.	215,617
9,626	Power Corp. of Canada	180,756
9,447	Power Financial Corp.	189,799
5,075	Royal Bank of Canada	180,686
23,885	Sino-Forest Corp.*	209,881
13,639	Talisman Energy, Inc.	171,621
4,260	Toronto-Dominion Bank (The)	168,880
16,047	Westjet Airlines Ltd.*	156,675
		2,839,984
	China—0.8%
487,000	Bank of China Ltd., H-Shares	180,565
384,000	China Telecom Corp. Ltd., H-Shares	189,028
		369,593
	Denmark—1.1%
17,417	Dampskibsselskabet Torm A/S	158,933
8,744	H. Lundbeck A/S	158,444
1,512	Topdanmark A/S*	179,016
		496,393
	Finland—1.6%
10,420	Elisa Oyj	138,166
8,476	Outotec Oyj	180,027

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,830	Sampo Oyj, Class A	$183,653
14,128	Tieto Oyj	181,775
		683,621
	France—8.4%
52,178	Altran Technologies S.A.*	175,442
4,051	Bouygues S.A.	173,076
2,593	Christian Dior S.A.	174,013
1,866	Ciments Francais S.A.	169,265
2,373	CNP Assurances	187,383
12,439	Credit Agricole S.A.	182,152
5,522	Eurazeo	225,925
6,314	France Telecom S.A.	140,383
10,361	Groupe Steria S.C.A.	197,864
61,882	Havas S.A.	194,183
78,822	Natixis	178,735
3,639	Nexans S.A.	168,847
7,026	Nexity	226,980
5,631	Publicis Groupe	172,371
16,052	Safran S.A.	191,872
2,686	Sanofi-Aventis S.A.	155,787
7,240	SCOR SE	152,179
4,092	Technip S.A.	176,059
3,872	Thales S.A.	160,872
2,889	Total S.A.	144,772
5,874	Zodiac Aerospace	171,813
		3,719,973
	Germany—6.7%
1,718	Allianz SE	158,765
4,965	Bauer AG	187,669
5,052	Bayerische Motoren Werke (BMW) AG	175,312
9,288	Bechtle AG	139,930
3,866	Bilfinger Berger AG	183,858
8,402	Demag Cranes AG	177,524
3,564	Deutsche Bank AG	190,345
13,117	Deutsche Lufthansa AG	167,583
1,970	Generali Deutschland Holding AG	161,823
4,559	Hannover Rueckversicherung AG	147,946
4,671	HeidelbergCement AG	197,274
8,078	Lanxess AG	174,762
6,472	MTU Aero Engines Holding AG	218,259
1,176	Muenchener Rueckversicherungs - Gesellschaft AG	162,734
4,332	Rheinmetall AG	183,688
2,051	RWE AG	148,077
7,921	ThyssenKrupp AG	169,716
		2,945,265
	Greece—1.7%
23,698	Alpha Bank A.E.*	231,178
9,924	Hellenic Telecommunications Organization S.A.	151,319

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,414	National Bank of Greece S.A.	$196,068
28,225	TT Hellenic Postbank S.A.	170,110
		748,675
	Hong Kong—1.6%
145,877	BOC Hong Kong Holdings Ltd.	206,031
248,000	Chaoda Modern Agriculture Holdings Ltd.	140,989
100,000	China Everbright Ltd.	193,514
16,000	Jardine Strategic Holdings Ltd.	187,685
		728,219
	Ireland—0.9%
842,107	Anglo Irish Bank Corp. PLC	—
94,817	C&C Group PLC	220,507
9,742	DCC PLC	176,397
		396,904
	Italy—9.2%
44,367	Arnoldo Mondadori Editore SpA	161,525
8,502	Assicurazioni Generali SpA	173,242
27,001	Autostrada Torino-Milano SpA	195,027
106,274	Banca Monte dei Paschi di Siena SpA	170,311
34,452	Banco Popolare Societa Cooperativa	226,679
21,782	Benetton Group SpA	172,867
13,699	Buzzi Unicem SpA	200,889
52,385	Cementir Holding SpA	188,809
7,395	Eni SpA	158,930
12,252	Finmeccanica SpA	172,857
12,549	Fondiaria - Sai SpA	209,006
68,516	Maire Tecnimont SpA	139,774
32,783	Mediaset SpA	184,439
16,934	Mediobanca SpA	195,671
42,024	Mediolanum SpA	192,350
64,345	Milano Assicurazioni SpA	196,967
622,702	Pirelli & C. SpA	242,616
14,765	Prysmian SpA	179,804
30,917	Societa Iniziative Autostradali e Servizi SpA	173,888
115,969	Telecom Italia SpA	146,864
81,326	UniCredito Italiano SpA	198,326
13,277	Unione di Banche Italiane ScpA	183,344
		4,064,185
	Japan—11.1%
11,400	Aoyama Trading Co. Ltd.	164,404
4,600	Astellas Pharma, Inc.	149,936
44,000	Chuo Mitsui Trust Holdings, Inc.	145,044
10,500	Circle K Sunkus Co. Ltd.	147,720
5,000	FamilyMart Co. Ltd.	137,916
27,000	Gunma Bank (The) Ltd.	134,853
38,000	Hiroshima Bank (The) Ltd.	144,412
13,800	Hitachi Capital Corp.	152,678
79,000	Hokuhoku Financial Group, Inc.	139,692
25,600	Itochu Enex Co. Ltd.	141,898

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,000	JGC Corp.	$170,866
32	KDDI Corp.	144,248
108,000	Kiyo Holdings, Inc.	129,957
22,900	Matsui Securities Co. Ltd.	162,723
9,000	Matsumotokiyoshi Holdings Co. Ltd.	156,727
7,200	Miraca Holdings, Inc.	147,303
6,900	Mitsubishi UFJ Lease & Finance Co. Ltd.	159,980
63,900	Mizuho Financial Group, Inc.	135,067
14,600	Namco Bandai Holdings, Inc.	145,621
118	NET One Systems Co. Ltd.	149,037
21,700	Nihon Unisys Ltd.	136,719
28,000	Nippon Oil Corp.	146,052
3,900	Nippon Telegraph & Telephone Corp.	147,305
26,000	Nissan Shatai Co. Ltd.	164,417
104	NTT DoCoMo, Inc.	145,467
54,000	Sankyu, Inc.	158,966
136,000	Shinsei Bank Ltd.	178,335
3,900	Sumitomo Mitsui Financial Group, Inc.	135,580
37,000	Sumitomo Trust & Banking (The) Co. Ltd.	155,203
4,000	Takeda Pharmaceutical Co. Ltd.	142,198
26,830	Takefuji Corp.	144,564
9,800	Toyota Auto Body Co. Ltd.	157,403
5,700	Tsuruha Holdings, Inc.	142,709
		4,915,000
	Luxembourg—0.4%
7,170	ArcelorMittal	168,206
	Netherlands—3.1%
32,795	Aegon N.V.	165,195
12,586	European Aeronautic Defence and Space Co. N.V.	181,936
2,287	Hal Trust	165,250
7,331	Koninklijke Boskalis Westminster N.V.	171,190
8,708	Randstad Holding N.V.	200,106
5,983	Royal Dutch Shell PLC, Class A	137,426
11,169	Telegraaf Media Groep N.V.	147,181
19,880	USG People N.V.	187,227
		1,355,511
	New Zealand—0.4%
112,043	Telecom Corp. of New Zealand Ltd.	180,105
	Norway—1.8%
21,200	Acergy S.A.	163,469
31,600	Petroleum Geo-Services ASA*	152,612
26,400	Telenor ASA	163,905
18,600	TGS Nopec Geophysical Co. ASA*	137,111
33,000	Veidekke ASA	156,542
		773,639

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Portugal—2.0%
181,126	Banco Comercial Portugues S.A., Class R	$169,283
48,037	Mota Engil SGPS S.A.	207,842
18,222	Semapa Sociedade de Investimento e Gestao SGPS S.A.	153,000
217,180	Sonae SGPS S.A.	183,038
19,600	Portugal Telecom SGPS S.A.	149,676
		862,839
	Singapore—3.8%
283,000	Cosco Corp. Singapore Ltd.	193,366
785,000	Golden Agri-Resources Ltd.	194,141
21,000	Jardine Cycle & Carriage Ltd.	201,303
45,000	Keppel Corp. Ltd.	180,056
202,000	Neptune Orient Lines Ltd.	176,007
47,000	Oversea-Chinese Banking Corp. Ltd.	185,650
100,000	SembCorp Industries Ltd.	183,340
132,000	SembCorp Marine Ltd.	186,254
23,000	Singapore Airlines Ltd.	165,788
		1,665,905
	Spain—5.3%
17,225	Banco Bilbao Vizcaya Argentaria S.A.	186,961
23,099	Banco Popular Espanol S.A.	190,669
20,645	Banco Santander S.A.	198,883
497	Construcciones y Auxiliar de Ferrpcarriles S.A.	180,855
3,893	Corp Financiera Alba	167,971
7,107	Endesa S.A.	153,055
10,616	Gas Natural SDG S.A.	168,588
22,337	Gestevision Telecinco S.A.	210,910
15,869	Obrascon Huarte Lain S.A.	213,639
8,495	Repsol YPF S.A.	161,714
9,792	Sociedad General de Aguas de Barcelona S.A., Class A*	206,006
7,401	Telefonica S.A.	140,432
60,909	Tubos Reunidos S.A.	156,843
		2,336,526
	Sweden—2.3%
28,188	Boliden AB	176,930
18,098	Electrolux AB, Series B	203,666
38,902	KappAhl Holding AB	145,290
16,812	SSAB Svenskt Stal AB, Series A	159,952
10,218	Svenska Handelsbanken AB, Class A	177,778
13,107	Wihlborgs Fastigheter AB	164,484
		1,028,100
	Switzerland—4.6%
6,651	Aryzta AG*	193,041
2,323	Baloise Holding AG	170,895
18,616	EFG International AG	225,693
719	Helvetia Holding AG	186,779

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,070	Holcim Ltd.	$206,875
636	Kuoni Reisen Holding AG, Class B	184,144
3,327	Schindler Holding AG Participant Certificates	174,781
2,191	Swiss Life Holding AG*	169,865
530	Swisscom AG	138,492
1,153	Valora Holding AG	201,841
934	Zurich Financial Services AG	173,931
		2,026,337
	United Kingdom—18.6%
131,214	Aegis Group PLC	175,952
30,196	Amlin PLC	160,062
4,617	AstraZeneca PLC	161,934
20,573	Atkins WS PLC	185,879
44,544	Aviva PLC	205,421
30,378	BAE Systems PLC	160,060
31,204	Balfour Beatty PLC	154,344
85,225	Barclays PLC	346,594
121,093	BBA Aviation PLC	187,270
121,993	Beazley Group PLC	181,924
21,877	BP PLC	154,853
233,043	Bradford & Bingley PLC	—
22,249	Brit Insurance Holdings PLC	60,536
128,311	BT Group PLC	177,121
17,997	Close Brothers Group PLC	166,587
43,369	Daily Mail & General Trust PLC, Class A	210,916
224,745	Debenhams PLC	302,814
8,970	Drax Group PLC	68,135
208,296	DS Smith PLC	238,052
157,760	Friends Provident PLC	148,688
73,729	Game Group PLC	214,821
10,090	GlaxoSmithKline PLC	155,675
9,768	Go-Ahead Group PLC	183,816
22,866	Greene King PLC	210,228
34,752	Hiscox Ltd.	172,326
51,696	Interserve PLC	156,195
37,597	Investec PLC	180,383
24,680	Jardine Lloyd Thompson Group PLC	160,963
19,801	Keller Group PLC	173,548
12,174	Kier Group PLC	176,258
55,121	Ladbrokes PLC	190,718
265,026	Legal & General Group PLC	225,533
170,132	Lloyds Banking Group PLC	276,411
8,131	Next PLC	194,802
233,633	Northern Foods PLC	213,110
209,695	Old Mutual PLC	209,264
150,419	Regus PLC	170,594
214,074	Spirent Communications PLC	178,125
63,422	St. James's Place PLC	157,573
88,771	Stagecoach Group PLC	171,105
59,303	Standard Life PLC	165,158

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
62,545	Sthree PLC	$211,951
49,283	Tullett Prebon PLC	193,575
15,650	Vedanta Resources PLC	245,201
29,098	WH Smith PLC	179,629
		8,214,104
	United States—0.4%
3,980	ACE Ltd.	184,354
	Total Common Stocks and Other Equity Interests (Cost $41,125,365)	43,743,032
	Preferred Stock—0.4%
	Italy—0.4%
23,451	Exor SpA (Cost $161,060)	192,235
	Rights—0.0%
	Belgium—0.0%
28,091	Fortis Rights S.A., expiring 12/31/49* (Cost $0)	—
	Total Investments (Cost $41,286,425)—99.5%	43,935,267
	Other assets less liabilities—0.5%	214,672
	Net Assets—100.0%	$44,149,939

REIT Real Estate Investment Trust

VVPR Voter Verified Paper Record

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Europe Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Financials	31.6
Industrials	20.5
Consumer Discretionary	12.6
Materials	6.6
Health Care	6.5
Consumer Staples	5.9
Utilities	4.9
Energy	4.6
Telecommunication Services	3.4
Information Technology	3.0
Other	0.4

Schedule of Investments

PowerShares Dynamic Europe Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.8%
	Austria—2.2%
392	Andritz AG	$13,346
372	Flughafen Wien AG	11,148
142	Mayr-Melnhof Karton AG	9,943
357	OMV AG	11,077
336	Raiffeisen International Bank - Holding AG	11,600
1,380	Zumtobel AG	12,327
		69,441
	Belgium—3.0%
413	Compagnie d'Entreprises CFE	14,017
471	Compagnie Maritime Belge S.A.	11,924
167	Delhaize Group	11,280
705	Euronav N.V.	10,163
5,508	Fortis	13,560
326	Fortis Strip VVPR*	—
454	Omega Pharma S.A.	12,087
378	Tessenderlo Chemie N.V.	11,240
360	UCB S.A.	9,813
		94,084
	Bermuda—0.7%
2,347	Catlin Group Ltd.	12,166
1,629	Lancashire Holdings Ltd.*	11,504
		23,670
	Denmark—2.2%
2	A P Moller - Maersk A/S, Class B	11,635
367	D/S Norden A/S	12,362
1,173	Dampskibsselskabet Torm A/S	10,704
621	H. Lundbeck A/S	11,253

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
222	Novo Nordisk A/S, Class B	$10,579
107	Topdanmark A/S*	12,668
		69,201
	Finland—2.0%
750	Elisa Oyj	9,945
457	KESKO Oyj, Class B	11,901
706	Sampo Oyj, Class A	13,190
3,970	Sponda Oyj	16,131
1,015	Tieto Oyj	13,059
		64,226
	France—11.7%
3,711	Altran Technologies S.A.*	12,478
381	April Group	11,358
840	AXA S.A.	14,136
288	Bouygues S.A.	12,305
162	Casino Guichard Perrachon S.A.	10,121
185	Christian Dior S.A.	12,415
853	Cie Generale de Geophysique-Veritas*	12,342
133	Ciments Francais S.A.	12,064
169	CNP Assurances	13,345
368	Compagnie de Saint-Gobain	13,222
891	Credit Agricole S.A.	13,047
258	Electricite de France	11,969
393	Eurazeo	16,080
232	Fonciere Des Regions REIT	12,723
449	France Telecom S.A.	9,983
736	Groupe Steria S.C.A.	14,055
4,551	Havas S.A.	14,281
374	Lagardere S.C.A	11,759
5,647	Natixis	12,805

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
246	Nexans S.A.	$11,414
500	Nexity	16,153
403	Publicis Groupe	12,336
1,143	Safran S.A.	13,662
191	Sanofi-Aventis S.A.	11,078
494	SCOR SE	10,383
293	Technip S.A.	12,606
275	Thales S.A.	11,426
206	Total S.A.	10,323
115	Vilmorin & Cie	10,866
421	Zodiac Aerospace	12,314
		373,049
	Germany—9.3%
122	Allianz SE	11,274
352	Bauer AG	13,305
208	Bayer AG	10,355
358	Bayerische Motoren Werke (BMW) AG	12,423
667	Bechtle AG	10,049
277	Bilfinger Berger AG	13,173
860	Carl Zeiss Meditec AG	10,174
596	Demag Cranes AG	12,593
253	Deutsche Bank AG	13,513
944	Deutsche Lufthansa AG	12,061
835	Deutsche Telekom AG	10,113
139	Generali Deutschland Holding AG	11,418
325	Hannover Rueckversicherung AG	10,547
332	HeidelbergCement AG	14,021
574	Lanxess AG	12,418
314	Metro AG	13,377
611	Morphosys AG*	11,170
462	MTU Aero Engines Holding AG	15,580
83	Muenchener Rueckversicherungs - Gesellschaft AG	11,485
310	Rheinmetall AG	13,145
146	RWE AG	10,541
563	ThyssenKrupp AG	12,063
1,839	TUI AG	20,250
221	Wincor Nixdorf AG	11,111
		296,159
	Greece—2.1%
1,688	Alpha Bank A.E.*	16,467
713	Hellenic Telecommunications Organization S.A.	10,872
669	National Bank of Greece S.A.	13,933
391	OPAP S.A.	12,081
2,030	TT Hellenic Postbank S.A.	12,235
		65,588

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Ireland—1.9%
56,793	Anglo Irish Bank Corp. Ltd. PLC	$—
6,739	C&C Group PLC	15,672
697	DCC PLC	12,620
5,633	Smurfit Kappa Group PLC	16,525
6,170	United Drug PLC	17,324
		62,141
	Italy—12.6%
888	ACEA SpA	11,032
3,154	Arnoldo Mondadori Editore SpA	11,483
604	Assicurazioni Generali SpA	12,307
2,437	Astaldi SpA	13,271
1,923	Autostrada Torino-Milano SpA	13,890
7,566	Banca Monte dei Paschi di Siena SpA	12,125
2,452	Banco Popolare Societa Cooperativa	16,133
1,548	Benetton Group SpA	12,285
975	Buzzi Unicem SpA	14,298
3,765	Cementir Holding SpA	13,570
1,764	Davide Campari-Milano SpA	11,881
2,127	Enel SpA	11,547
527	Eni SpA	11,326
871	Finmeccanica SpA	12,288
894	Fondiaria - Sai SpA	14,890
6,320	Hera SpA	12,730
3,321	Interpump Group SpA	14,159
10,153	Iride SpA	14,936
4,920	Maire Tecnimont SpA	10,037
2,330	Mediaset SpA	13,109
1,206	Mediobanca SpA	13,935
3,020	Mediolanum SpA	13,823
4,585	Milano Assicurazioni SpA	14,035
5,404	Parmalat SpA	10,749
44,365	Pirelli & C. SpA	17,285
1,061	Prysmian SpA	12,921
1,937	Recordati SpA	11,166
2,197	Societa Iniziative Autostradali e Servizi SpA	12,357
8,243	Telecom Italia SpA	10,439
954	UBI Banca - Unione di Banche Italiane ScpA	13,174
5,778	UniCredito Italiano SpA	14,091
		401,272
	Luxembourg—1.2%
513	ArcelorMittal	12,035
8,750	Colt Telecom Group S.A.*	12,201
2,072	GAGFAH S.A.	12,971
		37,207
	Netherlands—4.4%
2,203	Aegon N.V.	11,097
893	European Aeronautic Defence and Space Co. N.V.	12,909

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
164	HAL Trust	$11,851
985	Koninklijke Ahold N.V.	10,808
523	Koninklijke Boskalis Westminster N.V.	12,213
3,084	New World Resources N.V., Class A	12,105
646	Nieuwe Steen Investments N.V. REIT	9,854
625	Randstad Holding N.V.	14,362
426	Royal Dutch Shell PLC, Class A	9,785
802	Telegraaf Media Groep N.V.	10,568
1,421	USG People N.V.	13,383
254	Vastned Retail N.V. REIT	11,235
		140,170
	Norway—1.8%
1,600	Acergy S.A.	12,337
2,200	Petroleum Geo-Services ASA*	10,625
1,800	Telenor ASA	11,175
1,426	TGS Nopec Geophysical Co. ASA*	10,512
2,500	Veidekke ASA	11,859
		56,508
	Portugal—1.9%
12,874	Banco Comercial Portugues S.A., Class R	12,032
3,417	Mota Engil SGPS S.A.	14,784
1,397	Portugal Telecom SGPS S.A.	10,668
1,300	Semapa Sociedade de Investimento e Gestao SGPS S.A.	10,915
15,604	Sonae SGPS S.A.	13,151
		61,550
	Spain—6.4%
756	Abengoa S.A.	13,051
1,239	Banco Bilbao Vizcaya Argentaria S.A.	13,448
1,639	Banco Popular Espanol S.A.	13,529
1,466	Banco Santander S.A.	14,123
34	Construcciones y Auxiliar de Ferrpcarriles S.A.	12,372
279	Corp Financiera Alba	12,038
3,328	Criteria Caixacorp S.A.	12,520
510	Endesa S.A.	10,983
763	Gas Natural SDG S.A.	12,117
1,591	Gestevision Telecinco S.A.	15,023
1,328	Laboratorios Almirall S.A.	12,003
1,130	Obrascon Huarte Lain S.A.	15,213
604	Repsol YPF S.A.	11,498
697	Sociedad General de Aguas de Barcelona S.A., Class A	14,664
503	Telefonica S.A.	9,544
4,382	Tubos Reunidos S.A.	11,284
		203,410
	Sweden—3.1%
2,003	Boliden AB	12,572
1,289	Electrolux AB, Series B	14,505

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,091	Getinge AB, Class B	$12,657
2,633	KappAhl Holding AB	9,834
329	Lundbergforetagen AB, Class B	12,571
729	Svenska Handelsbanken AB, Class A	12,683
1,279	Telefonaktiebolaget LM Ericsson, Class B	10,850
941	Wihlborgs Fastigheter AB	11,809
		97,481
	Switzerland—6.4%
84	Acino Holding AG	12,512
473	Aryzta AG*	13,729
165	Baloise Holding AG	12,138
34	Banque Cantonale Vaudoise	11,627
1,332	EFG International AG	16,149
51	Helvetia Holding AG	13,249
44	Kuoni Reisen Holding AG, Class B	12,740
283	Novartis AG	10,734
191	Pargesa Holding S.A.	12,107
101	Rieter Holding AG	14,976
82	Roche Holding AG	10,362
236	Schindler Holding AG Participant Certificates	12,398
156	Swiss Life Holding AG*	12,094
239	Swiss Prime Site AG*	11,221
82	Valora Holding AG	14,355
66	Zurich Financial Services AG	12,291
		202,682
	United Kingdom—25.9%
5,485	Aberdeen Asset Management PLC	10,654
9,388	Aegis Group PLC	12,589
2,154	Amlin PLC	11,418
328	AstraZeneca PLC	11,504
1,478	Atkins WS PLC	13,354
1,400	Aveva Group PLC	11,668
3,172	Aviva PLC	14,628
2,182	BAE Systems PLC	11,497
2,241	Balfour Beatty PLC	11,085
6,067	Barclays PLC	24,674
8,706	BBA Aviation PLC	13,464
8,680	Beazley Group PLC	12,944
1,571	BP PLC	11,120
31,299	Bradford & Bingley PLC	—
3,755	Brit Insurance Holdings PLC	10,217
3,403	Britvic PLC	13,121
9,120	BT Group PLC	12,590
2,945	Carillion PLC	11,521
17,826	Chaucer Holdings PLC	10,836
1,290	Close Brothers Group PLC	11,941
3,116	Daily Mail & General Trust PLC, Class A	15,154
3,309	Dairy Crest Group PLC	15,170
16,015	Debenhams PLC	21,578
1,444	Drax Group PLC	10,968

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,825	DS Smith PLC	$16,943
2,575	easyJet PLC*	11,991
11,344	Friends Provident PLC	10,692
5,291	Game Group PLC	15,416
725	GlaxoSmithKline PLC	11,186
695	Go-Ahead Group PLC	13,079
1,625	Greene King PLC	14,940
213	Greggs PLC	10,869
2,472	Hiscox Ltd.	12,258
2,382	ICAP PLC	13,042
3,365	International Power PLC	12,318
3,683	Interserve PLC	11,128
2,683	Investec PLC	12,873
1,753	Jardine Lloyd Thompson Group PLC	11,433
1,412	Keller Group PLC	12,376
865	Kier Group PLC	12,524
3,961	Ladbrokes PLC	13,705
18,859	Legal & General Group PLC	16,049
12,114	Lloyds Banking Group PLC	19,682
1,439	London Stock Exchange Group PLC	15,796
3,608	Man Group PLC	13,358
578	Next PLC	13,848
16,637	Northern Foods PLC	15,175
3,213	Northumbrian Water Group PLC	10,574
14,974	Old Mutual PLC	14,943
10,291	Rank Group PLC*	10,125
12,106	Regus PLC	13,729
235,549	Rolls-Royce Group PLC, Class C*	349
5,854	RSA Insurance Group PLC	11,281
15,359	Spirent Communications PLC	12,780
4,510	St. James's Place PLC	11,205
6,318	Stagecoach Group PLC	12,178
4,213	Standard Life PLC	11,733
4,456	Sthree PLC	15,099
3,055	Tate & Lyle PLC	12,403
4,324	Tullett Prebon PLC	16,984
1,466	United Utilities Group PLC	10,981
1,120	Vedanta Resources PLC	17,548
2,080	WH Smith PLC	12,840
1,930	WPP PLC	13,227
		822,355
	Total Common Stocks and Other Equity Interests (Cost $3,712,257)	3,140,194
	Preferred Stocks—0.8%
	Germany—0.4%
234	Fresenius SE	12,087

Number of Shares		Value
	Preferred Stocks (Continued)
	Italy—0.4%
1,675	Exor SpA	$13,731
	Total Preferred Stocks (Cost $31,071)	25,818
	Rights—0.0%
	Belgium—0.0%
2,651	Fortis Rights S.A., expiring 06/30/14* (Cost $0)	—
	Total Investments (Cost $3,743,328)—99.6%	3,166,012
	Other assets less liabilities—0.4%	13,350
	Net Assets—100.0%	$3,179,362

REIT Real Estate Investment Trust

VVPR Voter Verified Paper Record

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Emerging Markets Infrastructure Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Industrials	48.3
Materials	48.1
Utilities	1.7
Financials	1.7
Money Market	0.2
Other	0.0

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.1%
	Australia—2.2%
29,878	Leighton Holdings Ltd.	$462,515
	Bermuda—1.0%
2,829,000	HKC Holdings Ltd.	208,064
	Brazil—8.2%
16,196	Cia Siderurgica Nacional S.A. ADR	299,950
46,221	Cia Vale do Rio Doce ADR	763,108
95,160	Gerdau S.A. ADR	675,636
		1,738,694
	Cayman Islands—1.3%
376,000	Lonking Holdings Ltd.	286,240
	China—16.4%
380,000	Angang Steel Co Ltd., H-Shares	458,933
44,000	Anhui Conch Cement Co. Ltd., H-Shares*	294,936
303,000	China Communications Construction Co. Ltd., H-Shares	365,157
496,000	China Molybdenum Co. Ltd., H-Shares	252,155
224,000	China National Building Material Co. Ltd., H-Shares	475,160
59,400	Dongfang Electric Corp. Ltd., H-Shares	156,353
480,000	Harbin Power Equipment Co. Ltd., H-Shares	364,793
1,288,000	Hunan Non-Ferrous Metal Corp., H-Shares	219,371
484,000	Jiangxi Copper Co. Ltd., H-Shares	575,793
918,000	Shanghai Electric Group Co. Ltd., H-Shares	331,658
		3,494,309
	France—5.6%
5,811	Alstom S.A.	368,337
723	Areva S.A.	365,974
10,123	Vinci S.A.	458,758
		1,193,069

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	India—3.9%
11,948	Larsen & Toubro Ltd. GDR	$223,428
72,115	Sterlite Industries India Ltd. ADR	612,256
		835,684
	Indonesia—9.5%
3,329,500	Aneka Tambang Tbk PT	449,805
1,285,000	Indocement Tunggal Prakarsa Tbk PT	710,180
1,011,500	International Nickel Indonesia Tbk PT*	327,292
604,000	Semen Gresik Persero Tbk PT	233,954
338,500	United Tractors Tbk PT	287,813
		2,009,044
	Israel—1.5%
41,361	Ormat Industries Ltd.	316,480
	Malaysia—5.9%
695,400	Gamuda Berhad	468,809
297,800	IJM Corp. Berhad	418,258
296,600	Lafarge Malayan Cement Berhad	376,582
		1,263,649
	Mexico—3.6%
903,300	Carso Infraestructura y Construccion SAB de CV*	449,290
172,100	Empresas ICA SAB de CV*	311,387
		760,677
	Russia—9.6%
87,485	Magnitogorsk Iron & Steel Works GDR	350,815
145,302	Mechel ADR	773,006
38,894	MMC Norilsk Nickel ADR	320,876
12,248	Novolipetsk Steel OJSC GDR	187,394
102,583	Severstal GDR	400,074
		2,032,165
	Singapore—2.5%
183,000	Hyflux Ltd.	225,467
211,000	SembCorp Marine Ltd.	301,388
		526,855

See Notes to Financial Statements.

Schedule of Investments (Continued)

Powershares Emerging Markets Infrastructure Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	South Africa—8.6%
21,539	African Rainbow Minerals Ltd.	$293,497
136,520	Aveng Ltd.	526,672
41,579	Group Five Ltd.	156,137
59,671	Pretoria Portland Cement Co. Ltd.	230,553
68,623	Reunert Ltd.	340,028
23,038	Wilson Bayly Holmes-Ovcon Ltd.	271,822
		1,818,709
	Spain—0.6%
1,297	Acciona S.A.	134,227
	Sweden—0.8%
17,198	Atlas Copco AB, Class A	161,742
	Switzerland—4.5%
47,415	ABB Ltd.*	676,979
12,869	Foster Wheeler AG*	277,070
		954,049
	Taiwan—4.4%
245,000	China Steel Corp.	189,638
454,794	Chung Hung Steel Corp.	147,136
331,000	Taiwan Cement Corp.	316,253
329,000	Tung Ho Steel Enterprise Corp.	283,505
		936,532
	United States—8.0%
12,279	Caterpillar, Inc.	436,887
3,705	Fluor Corp.	140,308
32,452	Ingersoll-Rand Co. Ltd., Class A	706,480
3,711	ITT Corp.	152,188
16,472	KBR, Inc.	257,293
		1,693,156
	Total Common Stocks and Other Equity Interests (Cost $17,903,993)	20,825,860
	Exchange Traded Fund—1.7%
35,074	PowerShares DWA Emerging Markets Technical Leaders Portfolio - ETF (Cost $322,964)(=)	356,352
	Warrants—0.0%
	Bermuda—0.0%
282,900	HKC Holdings, expiring 05/26/11*	6,205
	Cayman Island—0.0%
19,645	Hong Kong Energy Holdings, expiring 05/11/11*	330
	Total Warrants (Cost $0)	6,535

Number of Shares		Value
	Money Market Fund—0.2%
43,609	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $43,609)	$43,609
	Total Investments (Cost $18,270,566)—100.0%	21,232,356
	Liabilities in excess of other assets—0.0%	(5,979)
	Net Assets—100.0%	$21,226,377

ADR American Depositary Receipt

ETF Exchange Traded Fund

GDR Global Depositary Receipt

*  Non-income producing security.

(=)  The Fund and the PowerShares DWA Emerging Markets Technical Leaders Portfolio have the same investment adviser and therefore, are considered to be affiliated. See note 5.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Financials	37.8
Industrials	14.2
Materials	13.9
Utilities	11.0
Consumer Discretionary	9.2
Telecommunication Services	5.6
Consumer Staples	4.6
Energy	2.6
Information Technology	0.8
Health Care	0.2
Other	0.1

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—70.4%
5,443	AGL Energy Ltd.	$60,464
22,588	Amcor Ltd.	79,492
30,225	AMP Ltd.	115,251
122,786	APA Group	267,024
41,904	Australia and New Zealand Banking Group Ltd.	489,511
74,846	Australian Infrastructure Fund	83,034
21,856	AXA Asia Pacific Holdings Ltd.	62,625
8,783,337	Babcock & Brown Infrastructure Group	677,577
164,571	Babcock & Brown Wind Partners	152,347
38,301	BHP Billiton Ltd.	936,208
49,178	BlueScope Steel Ltd.	84,547
23,544	Boral Ltd.	70,748
22,708	Brambles Ltd.	98,767
5,191	Caltex Australia Ltd.	37,757
26,739	CFS Retail Property Trust REIT	32,316
4,942	Coca-Cola Amatil Ltd.	33,186
22,233	Commonwealth Bank of Australia	573,507
472,980	ConnectEast Group	138,999
17,178	Consolidated Media Holdings Ltd.	26,882
12,098	Crown Ltd.	61,241
1,483	CSL Ltd.	37,503
106,731	Dexus Property Group REIT	57,243
33,123	Fairfax Media Ltd.	28,838
704,222	FKP Property Group	424,261
18,054	Foster's Group Ltd.	69,903
293,531	Goodman Group REIT	79,793
213,468	GPT Group REIT	73,712
74,540	Hastings Diversified Utilities Fund	37,788
21,117	Incitec Pivot Ltd.	32,736

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
39,162	Insurance Australia Group Ltd.	$99,840
1,931	Leighton Holdings Ltd.	29,892
16,755	Lend Lease Corp. Ltd.	88,877
4,015	Lion Nathan Ltd.	34,601
182,116	Macquarie Airports	242,179
329,395	Macquarie Communications Infrastructure Group	544,514
9,182	Macquarie Group Ltd.	225,857
114,886	Macquarie Infrastructure Group	113,949
430,888	Macquarie Media Group Ltd.	392,551
12,744	Metcash Ltd.	38,950
74,597	Mirvac Group REIT	57,273
41,362	National Australia Bank Ltd.	626,918
33,507	OneSteel Ltd.	54,897
5,818	Orica Ltd.	71,811
5,771	Origin Energy Ltd.	69,069
67,658	PaperlinX Ltd.	28,831
54,500	Qantas Airways Ltd.	79,281
9,286	QBE Insurance Group Ltd.	148,661
9,620	Rio Tinto Ltd.	455,379
4,430	Santos Ltd.	53,443
3,200	Sims Metal Management Ltd.	47,021
388,305	SP AusNet	285,288
45,675	Stockland REIT	105,370
42,629	Suncorp-Metway Ltd.	184,785
14,584	TABCORP Holdings Ltd.	79,826
18,954	Tatts Group Ltd.	38,574
69,141	Telstra Corp. Ltd.	169,157
9,626	Toll Holdings Ltd.	41,726
146,493	Transurban Group	480,023
16,462	Wesfarmers Ltd.	273,823

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,499	Wesfarmers Ltd. - PPS	$41,512
16,088	Westfield Group REIT	126,827
30,396	Westpac Banking Corp.	428,773
2,702	Woodside Petroleum Ltd.	76,190
10,878	Woolworths Ltd.	213,548
		10,972,476
	China—0.3%
42,000	Fosun International	14,903
767,612	Semiconductor Manufacturing International Corp.*	30,209
		45,112
	Hong Kong—20.4%
28,662	Bank of East Asia (The) Ltd.	68,787
73,432	BOC Hong Kong Holdings Ltd.	104,793
34,904	Cathay Pacific Airways Ltd.	40,533
17,673	Cheung Kong Holdings Ltd.	184,024
1,986	Cheung Kong Infrastructure Holdings Ltd.	7,700
8,324	China Merchants Holdings International Co. Ltd.	19,848
28,724	China Mobile Ltd.	249,430
12,000	China Overseas Land & Investment Ltd.	21,182
18,434	China Resources Enterprise Ltd.	32,681
4,000	China Resources Power Holdings Co. Ltd.	9,032
56,214	China Unicom Hong Kong Ltd.	64,337
11,721	Chinese Estates Holdings Ltd.	14,640
24,433	Citic Pacific Ltd.	36,003
13,845	CLP Holdings Ltd.	93,609
126,140	CNOOC Ltd.	141,437
21,080	COSCO Pacific Ltd.	20,264
8,903	Esprit Holdings Ltd.	54,967
57,406	Foxconn International Holdings Ltd.*	35,776
2,928	Guoco Group Ltd.	18,021
10,799	Hang Lung Group Ltd.	39,921
17,427	Hang Lung Properties Ltd.	49,582
6,660	Hang Seng Bank Ltd.	74,419
14,580	Henderson Land Development Co. Ltd.	68,666
25,381	Hong Kong and China Gas Co. Ltd.	47,486
4,863	Hong Kong Exchanges & Clearing Ltd.	56,723
11,684	HongKong Electric Holdings	69,047
26,000	Hongkong Land Holdings Ltd.	65,000
502,301	Hutchison Telecommunications Hong Kong Holdings Ltd.*	47,313
502,301	Hutchison Telecommunications International Ltd.	92,681
53,948	Hutchison Whampoa Ltd.	320,200
2,400	Jardine Matheson Holdings Ltd.	54,480
2,000	Jardine Strategic Holdings Ltd.	23,600
8,390	Kerry Properties Ltd.	25,657
193,151	Lenovo Group Ltd.	53,085
17,667	Li & Fung Ltd.	50,151
20,500	Link (The) REIT	39,994

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,194	MTR Corp.	$36,080
59,602	New World Development Co. Ltd.	78,904
21,000	Noble Group Ltd.	18,481
7,000	NWS Holdings Ltd.	14,072
11,939	Orient Overseas International Ltd.	34,584
60,029	PCCW Ltd.	27,342
14,000	Shangri-La Asia Ltd.	20,702
35,895	Sino Land Co.	46,315
90,000	SJM Holdings Ltd.*	26,941
20,888	Sun Hung Kai Properties Ltd.	217,634
21,520	Swire Pacific Ltd., Class A	168,963
21,236	Wharf Holdings Ltd.	70,557
8,736	Yue Yuen Industrial Holdings Ltd.	19,478
		3,175,122
	Korea—0.2%
4,000	STX Pan Ocean Co. Ltd.	34,768
	Netherlands—1.4%
65,605	James Hardie Industries N.V.	221,720
	New Zealand—1.1%
16,558	Fletcher Building Ltd.	63,091
65,902	Telecom Corp. of New Zealand Ltd.	105,689
		168,780
	Singapore—6.1%
33,000	Capitaland Ltd.	61,657
8,000	City Developments Ltd.	35,093
21,000	DBS Group Holdings Ltd.	135,053
27,000	Fraser and Neave Ltd.	47,888
2,000	Jardine Cycle & Carriage Ltd.	19,334
16,000	Keppel Corp. Ltd.	64,771
30,000	Neptune Orient Lines Ltd.	26,401
28,000	Oversea-Chinese Banking Corp. Ltd.	111,454
13,000	SembCorp Industries Ltd.	24,025
10,000	Singapore Airlines Ltd.	72,435
15,000	Singapore Petroleum Co. Ltd.	34,119
19,000	Singapore Press Holdings Ltd.	37,300
13,000	Singapore Technologies Engineering Ltd.	22,617
72,000	Singapore Telecommunications Ltd.	124,777
16,000	United Overseas Bank Ltd.	124,560
7,000	Wilmar International Ltd.	16,965
		958,449
	Total Investments (Cost $20,928,867)—99.9%	15,576,427
	Other assets less liabilities—0.1%	12,648
	Net Assets—100.0%	$15,589,075

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Financials	35.5
Industrials	16.8
Consumer Discretionary	13.7
Consumer Staples	9.5
Materials	8.2
Information Technology	6.5
Health Care	3.9
Energy	3.3
Utilities	1.7
Telecommunication Services	0.6
Money Market Fund	0.1
Other	0.2

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—47.6%
79,877	Abacus Property Group REIT	$18,486
4,456	ABB Grain Ltd.	28,548
40,071	ABC Learning Centres Ltd.	—
6,111	Adelaide Brighton Ltd.	9,473
20,315	Alesco Corp. Ltd.	59,702
111,887	Allco Finance Group Ltd.	—
57,634	Alumina Ltd.	54,546
2,617	Ansell Ltd.	16,112
11,890	APN News & Media Ltd.	12,230
10,301	Aristocrat Leisure Ltd.	27,245
2,757	ASX Ltd.	66,277
119,209	Australand Property Group REIT	38,536
40,943	Australian Pharmaceutical Industries Ltd.	15,341
8,058	Australian Worldwide Exploration Ltd.	14,445
63,045	AWB Ltd.	61,837
4,032	Babcock & Brown Ltd.	—
5,858	Bank of Queensland Ltd.	36,626
20,800	Beach Petroleum Ltd.	11,767
9,338	Bendigo and Adelaide Bank Ltd.	47,064
3,868	Billabong International Ltd.	29,839
266,563	Boart Longyear Group	23,501
12,790	Centennial Coal Co. Ltd.	17,102
1,012,305	Centro Retail Group REIT	32,725
26,894	Challenger Financial Services Group Ltd.	39,518
370	Cochlear Ltd.	13,510
58,283	Commonwealth Property Office Fund REIT	34,899
5,901	Computershare Ltd.	39,626
2,707	Corporate Express Australia Ltd.	6,981
3,750	Crane Group Ltd.	25,512

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
66,417	CSR Ltd.	$65,876
15,085	David Jones Ltd.	33,581
11,525	Downer EDI Ltd.	42,591
63,209	Emeco Holdings Ltd.	18,344
66,898	Envestra Ltd.	24,329
5,015	Flight Centre Ltd.	22,402
152,779	Elders Ltd.	48,827
56,266	Goodman Fielder Ltd.	47,539
37,492	Gunns Ltd.	30,300
9,390	GWA International Ltd.	16,143
20,389	Harvey Norman Holdings Ltd.	44,640
5,598	Healthscope Ltd.	15,917
13,315	Hills Industries Ltd.	19,076
6,072	Iluka Resources Ltd.	14,722
637,923	ING Industrial Fund REIT	79,675
123,079	ING Office Fund REIT	39,335
5,163	IOOF Holdings Ltd.*	15,174
5,316	MacArthur Coal Ltd.	16,560
446,794	Macquarie CountryWide Trust REIT	103,401
487,468	Macquarie Office Trust REIT	69,838
94,075	Minara Resources Ltd.	40,088
32,899	Mount Gibson Iron Ltd.*	15,228
2,443	New Hope Corp. Ltd.	7,592
2,267	Newcrest Mining Ltd.	49,866
3,642	Nufarm Ltd.	35,401
69,388	OZ Minerals Ltd.	38,235
186,249	Pacific Brands Ltd.	95,787
6,540	Paladin Energy Ltd.*	22,151
1,338	Perpetual Ltd.	31,634
4,810	Platinum Asset Management Ltd.	14,312

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
54,555	PMP Ltd.	$16,634
6,738	Primary Health Care Ltd.	21,584
2,252	Ramsay Health Care Ltd.	15,305
3,403	Seven Network Ltd.	15,701
39,268	Sigma Pharmaceuticals Ltd.	32,312
5,121	Sonic Healthcare Ltd.	43,870
19,134	Spotless Group Ltd.	28,818
20,756	Straits Resources Ltd.	23,637
37,010	Sunland Group Ltd.	15,227
20,533	Ten Network Holdings Ltd.	14,633
15,701	Transfield Services Ltd.	28,723
3,196	Transpacific Industries Group Ltd.	4,227
5,048	United Group Ltd.	35,604
1,704	West Australian Newspapers Holdings Ltd.	6,322
3,388	WorleyParsons Ltd.	45,478
		2,248,087
	Bermuda—1.7%
30,000	C C Land Holdings Ltd.	10,064
4,000	China Yurun Food Group Ltd.	4,764
38,000	Citic Resources Holdings Ltd.*	5,344
142,000	HKC Holdings Ltd.	10,444
86,000	Macquarie International Infrastructure Fund Ltd.	19,794
19,000	Mongolia Energy Co. Ltd.*	5,492
286,000	Samling Global Ltd.	12,547
6,000	Shui On Construction and Materials Ltd.	6,418
400,000	Titan Petrochemicals Group Ltd.*	6,193
		81,060
	Cayman Islands—1.5%
17,000	Belle International Holdings Ltd.	13,095
88,000	Bosideng International Holdings Ltd.	7,153
36,000	China Fishery Group Ltd.	18,400
24,000	Tomson Group Ltd.	5,698
39,500	KWG Property Holding Ltd.	15,290
22,000	Want Want China Holdings Ltd.	11,042
		70,678
	China—5.0%
33,906	Agile Property Holdings Ltd.	25,593
190,071	Brilliance China Automotive Holdings Ltd.*	13,979
16,500	BYD Electronic International Co. Ltd.	8,452
17,000	China Dongxiang Group Co.	8,313
4,000	China High Speed Transmission Equipment Group Co. Ltd.	7,226
46,000	Country Garden Holdings Co.	15,195
29,500	Greentown China Holdings Ltd.	16,405
36,000	Kingboard Laminates Holdings Ltd.	14,307
31,000	Nine Dragons Paper Holdings Ltd.	14,240
25,500	Shimao Property Holdings Ltd.	28,724
44,500	Shui On Land Ltd.	19,293

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,000	Sinotruk Hong Kong Ltd.	$14,719
31,500	Soho China Ltd.	15,282
12,500	Stella International Holdings Ltd.	16,614
800	Tencent Holdings Ltd.	7,122
12,000	Yanlord Land Group Ltd.	11,698
		237,162
	Hong Kong—26.5%
4,385	ASM Pacific Technology Ltd.	19,746
3,013	Beijing Enterprises Holdings Ltd.	13,315
2,823	Cafe de Coral Holdings Ltd.	5,253
61,663	Champion REIT	14,242
18,530	Chaoda Modern Agriculture Holdings Ltd.	10,616
23,000	China Agri-Industries Holdings Ltd.*	11,900
8,000	China Everbright Ltd.	15,690
45,848	China Foods Ltd.	22,184
7,000	China Insurance International Holdings Co. Ltd.	11,742
11,271	China Mengniu Dairy Co. Ltd.	20,215
10,000	China Merchants China Direct Investments Ltd.*	12,864
42,394	China Power International Development Ltd.	9,573
11,102	China Resources Land Ltd.	20,112
71,011	China Travel International Investment Hong Kong Ltd.	12,553
5,571	Chong Hing Bank Ltd.	6,915
16,000	Chow Sang Sang Holdings	9,662
40,000	CNPC Hong Kong Ltd.	20,025
8,132	Dah Sing Banking Group Ltd.	5,876
5,736	Dah Sing Financial Group	16,875
64,914	Denway Motors Ltd.	27,388
37,805	Digital China Holdings Ltd.	20,683
60,478	First Pacific Co. Ltd.	27,780
18,000	Franshion Properties China Ltd.	4,877
13,332	Fubon Bank Hong Kong Ltd.	4,576
38,634	Galaxy Entertainment Group Ltd.*	9,322
52,650	Giordano International Ltd.	10,802
93,225	Global Bio-Chem Technology Group Co. Ltd.	12,751
70,000	GOME Electrical Appliances Holdings Ltd.	7,045
18,000	Great Eagle Holdings Ltd.	25,037
27,624	Guangdong Investment Ltd.	11,477
219,985	Guangzhou Investment Co. Ltd.	36,048
291,000	Henderson Investment Ltd.	17,835
3,905	Hengan International Group Co. Ltd.	16,350
41,007	HKR International Ltd.	10,741
1,078	Hong Kong Aircraft Engineering Co. Ltd.	10,154
23,802	Hongkong and Shanghai Hotels (The) Ltd.	18,151
18,206	Hopewell Highway Infrastructure Ltd.	9,960
13,582	Hopewell Holdings Ltd.	35,225
35,595	Hopson Development Holdings Ltd.	27,695
22,000	Hysan Development Co. Ltd.	40,195

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,952	Industrial and Commercial Bank of China (Asia) Ltd.	$17,966
86,815	Johnson Electric Holdings Ltd.	19,043
46,000	K Wah International Holdings Ltd.	7,241
20,082	Kingboard Chemical Holdings Ltd.	49,232
38,723	Kowloon Development Co. Ltd.	18,737
10,800	Lee & Man Paper Manufacturing Ltd.	8,082
7,000	Lifestyle International Holdings Ltd.	6,729
8,000	Mandarin Oriental International Ltd.	7,920
17,000	Melco International Development Ltd.	8,445
32,000	Minmetals Resources Ltd.	5,450
44,400	New World China Land Ltd.	17,416
48,305	Pacific Basin Shipping Ltd.	24,246
26,584	Public Financial Holdings Ltd.	9,330
15,762	Road King Infrastructure Ltd.	7,464
8,844	Shanghai Industrial Holdings Ltd.	30,468
195,000	Shenzhen International Holdings Ltd.	9,813
63,834	Shenzhen Investment Ltd.	18,614
76,000	Shougang Concord International Enterprises Co. Ltd.	8,531
31,414	Shun Tak Holdings Ltd.	14,065
21,934	Sinofert Holdings Ltd.	10,274
216,038	Sinolink Worldwide Holdings	18,119
38,500	Sino-Ocean Land Holdings Ltd.	28,614
21,373	Sinopec Kantons Holdings Ltd.	3,558
34,000	Sinotrans Shipping Ltd.	10,617
11,893	SmarTone Telecommunications Holdings Ltd.	7,888
6,000	Sun Hung Kai & Co. Ltd.	3,344
70,488	TCL Multimedia Technology Holdings Ltd.*	13,552
75,643	Techtronic Industries Co. Ltd.	45,286
5,568	Television Broadcasts Ltd.	19,757
20,716	Texwinca Holdings Ltd.	12,697
39,000	Tian An China Investment	12,731
16,000	Tianjin Development Holdings Ltd.	6,689
15,559	Tingyi Cayman Islands Holding Corp.	19,032
128,672	TPV Technology Ltd.	42,835
10,000	Truly International Holdings	5,781
4,984	VTech Holdings Ltd.	25,080
2,000	Wheelock & Co. Ltd.	4,335
4,405	Wing Hang Bank Ltd.	26,202
		1,248,633
	Korea—0.3%
1,816	STX Pan Ocean Co. Ltd.	15,785
	New Zealand—3.3%
18,582	Air New Zealand Ltd.	11,096
17,432	AMP NZ Office Trust REIT	7,931
23,859	Auckland International Airport Ltd.	22,524

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,779	Contact Energy Ltd.	$25,217
57,665	Fisher & Paykel Appliances Holdings Ltd.	15,085
17,837	Goodman Property Trust REIT	8,115
25,842	Kiwi Income Property Trust REIT	13,667
14,640	Sky City Entertainment Group Ltd.	22,813
4,578	Sky Network Television Ltd.	10,648
5,490	Vector Ltd.	6,744
5,407	Warehouse Group (The) Ltd.	11,039
		154,879
	Singapore—13.7%
38,000	Allgreen Properties Ltd.	14,406
30,000	Ascendas REIT	27,214
50,000	CapitaCommercial Trust REIT	28,940
62,000	CapitaMall Trust REIT	52,463
31,000	CDL Hospitality Trusts	12,172
2,000	Cerebos Pacific Ltd.	3,791
230,000	Chartered Semiconductor Manufacturing Ltd.*	25,691
44,000	ComfortDelGro Corp. Ltd.	42,297
15,000	Cosco Corp. Singapore Ltd.	10,357
37,000	First Ship Lease Trust	9,518
30,000	Fortune REIT	11,613
173,680	Golden Agri-Resources Ltd.	43,502
5,000	Guocoland Ltd.	3,893
5,000	Haw Par Corp. Ltd.	12,862
15,000	Hong Leong Asia Ltd.	7,362
9,000	Hotel Properties Ltd.	6,214
13,000	Indofood Agri Resources Ltd.*	8,052
14,000	Keppel Land Ltd.	16,301
8,000	Kim Eng Holdings Ltd.	8,069
10,000	K-REIT Asia	4,536
47,000	Mapletree Logistics Trust REIT	13,681
9,000	MobileOne Ltd.	8,956
22,600	Olam International Ltd.	27,080
12,000	Parkway Holdings Ltd.	9,829
14,000	SembCorp Marine Ltd.	19,997
4,000	SIA Engineering Co. Ltd.	5,334
7,000	Singapore Airport Terminal Services Ltd.	6,208
12,000	Singapore Exchange Ltd.	50,934
6,000	Singapore Land Ltd.	14,135
26,000	Singapore Post Ltd.	13,377
8,000	SMRT Corp. Ltd.	8,394
10,000	StarHub Ltd.	12,388
31,000	STATS ChipPAC Ltd.*	8,814
25,000	UOL Group Ltd.	37,571
11,000	Venture Corp. Ltd.	44,381
24,000	Wing Tai Holdings Ltd.	14,297
		644,629

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Taiwan—0.1%
11,000	Uni-President China Holdings Ltd.*	$5,550
	Total Common Stocks and Other Equity Interests (Cost $5,583,686)	4,706,463
	Preferred Stocks—0.0%
	Hong Kong—0.0%
21,332	Fubon Bank Hong Kong Ltd. (Cost $2,184)	—
	Warrants—0.0%
	Cayman Islands—0.0%
986	Hong Kong Energy Holdings, expiring 05/11/11*	17
	Hong Kong—0.0%
14,200	HKC Holdings, expiring 05/26/11*	311
	Total Warrants (Cost $0)	328
	Money Market Fund—0.1%
5,723	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,723)	5,723
	Total Investments (Cost $5,591,593)—99.8%	4,712,514
	Other assets less liabilities—0.2%	10,636
	Net Assets—100.0%	$4,723,150

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Financials	36.1
Consumer Discretionary	12.9
Industrials	10.5
Materials	8.9
Energy	8.3
Consumer Staples	5.6
Telecommunication Services	5.3
Utilities	5.2
Information Technology	3.7
Health Care	3.2
Other	0.3

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Australia—6.8%
3,153	AGL Energy Ltd.	$35,070
13,085	Amcor Ltd.	46,184
17,509	AMP Ltd.	66,630
71,131	APA Group	154,528
24,347	Australia and New Zealand Banking Group Ltd.	283,846
43,359	Australian Infrastructure Fund	48,042
12,670	AXA Asia Pacific Holdings Ltd.	36,257
5,104,384	Babcock & Brown Infrastructure Group	394,497
95,337	Infigen Energy	87,926
22,232	BHP Billiton Ltd.	542,946
28,489	BlueScope Steel Ltd.	48,723
13,639	Boral Ltd.	40,947
13,155	Brambles Ltd.	57,069
3,006	Caltex Australia Ltd.	21,700
15,490	CFS Retail Property Trust REIT	18,722
2,863	Coca-Cola Amatil Ltd.	19,214
12,919	Commonwealth Bank of Australia	333,707
274,002	ConnectEast Group	80,326
9,951	Consolidated Media Holdings Ltd.	15,528
7,008	Crown Ltd.	35,276
858	CSL Ltd.	21,615
61,830	Dexus Property Group REIT	33,057
19,188	Fairfax Media Ltd.	16,685
409,180	FKP Property Group	246,059
10,458	Foster's Group Ltd.	40,425
170,046	Goodman Group REIT	46,012
123,664	GPT Group REIT	42,582
43,182	Hastings Diversified Utilities Fund	21,803
12,233	Incitec Pivot Ltd.	18,798

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,687	Insurance Australia Group Ltd.	$57,801
1,118	Leighton Holdings Ltd.	17,232
9,706	Lend Lease Corp. Ltd.	51,396
2,326	Lion Nathan Ltd.	20,022
105,502	Macquarie Airports	140,584
191,373	Macquarie Communications Infrastructure Group	315,660
5,318	Macquarie Group Ltd.	130,811
66,555	Macquarie Infrastructure Group	65,930
249,619	Macquarie Media Group Ltd.	226,155
7,382	Metcash Ltd.	22,539
43,214	Mirvac Group REIT	33,145
24,037	National Australia Bank Ltd.	363,412
19,411	OneSteel Ltd.	31,678
3,370	Orica Ltd.	41,499
3,340	Origin Energy Ltd.	39,922
39,195	PaperlinX Ltd.	16,646
31,572	Qantas Airways Ltd.	46,047
5,379	QBE Insurance Group Ltd.	85,999
5,588	Rio Tinto Ltd.	263,060
2,564	Santos Ltd.	30,552
1,854	Sims Metal Management Ltd.	27,222
224,949	SP AusNet	165,035
26,460	Stockland REIT	61,027
24,695	Suncorp-Metway Ltd.	106,521
8,449	TABCORP Holdings Ltd.	46,118
10,980	Tatts Group Ltd.	22,258
40,054	Telstra Corp. Ltd.	97,825
5,576	Toll Holdings Ltd.	24,121
85,101	Transurban Group	278,837
9,537	Wesfarmers Ltd.	158,404

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,448	Wesfarmers Ltd. - PPS	$24,057
9,320	Westfield Group REIT	73,545
17,660	Westpac Banking Corp.	248,901
1,565	Woodside Petroleum Ltd.	43,498
6,302	Woolworths Ltd.	123,591
		6,355,224
	Austria—0.6%
6,285	Erste Group Bank AG	131,338
21,608	Immoeast AG*	48,782
26,093	Immofinanz Immobilien Anlagen AG	50,589
263	Oesterreichische Post AG	7,678
1,946	OMV AG	60,378
804	Raiffeisen International Bank Holding AG	27,758
841	Strabag SE	19,479
3,070	Telekom Austria AG	40,443
297	Uniqa Versicherungen AG	5,794
246	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	10,117
364	Vienna Insurance Group	14,212
3,283	Voestalpine AG	62,908
2,774	Wienerberger AG	32,694
		512,170
	Belgium—1.6%
7,982	Agfa Gevaert N.V.	17,873
2,636	Anheuser - Busch InBev N.V.	80,816
3	Banque Nationale de Belgique	9,898
1,210	Belgacom S.A.	35,225
42	Colruyt S.A.	9,561
1,100	Delhaize Group	74,301
39,740	Dexia S.A.	193,031
83	D'ieteren S.A.	15,830
242,670	Fortis	597,413
1,470	Fortis Strip VVPR*	2
762	Groupe Bruxelles Lambert S.A.	55,016
1,071	KBC Ancora	16,101
9,384	KBC Groep N.V.	206,585
94	Mobistar S.A.	5,634
299	Nationale A Portefeuille	14,434
175	Sofina S.A.	13,250
554	Solvay S.A.	47,559
985	UCB S.A.	26,850
1,726	Umicore	33,878
		1,453,257
	Bermuda—0.0%
870	Frontline Ltd.	17,179
1,800	SeaDrill Ltd.	19,178
		36,357

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Canada—4.9%
389	Addax Petroleum Corp.	$10,752
581	Agrium, Inc.	25,038
2,327	Alimentation Couche Tard, Inc., Class B	25,560
609	Atco Ltd., Class I	17,607
6,905	Bank of Montreal	229,566
8,362	Bank of Nova Scotia	238,874
2,217	Barrick Gold Corp.	64,470
2,732	BCE, Inc.	58,659
1,548	Biovail Corp.	17,003
165	Bombardier, Inc., Class A	535
18,507	Bombardier, Inc., Class B	58,881
4,391	Brookfield Asset Management, Inc., Class A	67,560
3,272	Brookfield Properties Corp.	24,428
3,493	Canadian Imperial Bank of Commerce	157,495
2,427	Canadian National Railway Co.	98,542
2,890	Canadian Natural Resources Ltd.	133,809
1,455	Canadian Pacific Railway Ltd.	52,292
848	Canadian Tire Corp. Ltd., Class A	36,044
551	Canadian Utilities Ltd., Class A	16,000
9,293	Celestica, Inc.*	56,160
2,711	CGI Group, Inc., Class A*	24,141
230	Empire Co. Ltd., Class A	9,648
1,734	Enbridge, Inc.	53,782
4,029	EnCana Corp.	185,462
130	Fairfax Financial Holdings Ltd.	34,532
1,926	Finning International, Inc.	23,052
645	George Weston Ltd.	32,155
2,540	Gerdau Ameristeel Corp.	13,426
1,557	GoldCorp, Inc.	42,748
1,745	Great-West Lifeco, Inc.	30,094
1,463	Husky Energy, Inc.	35,599
694	IGM Financial, Inc.	20,777
1,062	Imperial Oil Ltd.	38,123
932	ING Canada, Inc.	27,110
3,286	Jean Coutu Group PJC (The), Inc., Class A	25,251
1,410	Kinross Gold Corp.	21,825
1,210	Loblaw Cos. Ltd.	32,742
3,195	Magna International, Inc., Class A	110,176
311	Manitoba Telecom Services, Inc.	8,769
18,422	Manulife Financial Corp.	315,070
827	Metro, Inc., Class A	25,755
1,454	National Bank of Canada	53,419
2,950	Nexen, Inc.	56,413
3,500	NOVA Chemicals Corp.	20,327
1,114	Onex Corp.	18,059
5,781	Petro-Canada	183,244
485	Potash Corp. of Saskatchewan Inc.	41,842
6,894	Power Corp. of Canada	129,455
3,120	Power Financial Corp.	62,684
1,824	Quebecor, Inc., Class B	23,642

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
747	Research In Motion Ltd.*	$51,827
1,691	RioCan REIT	19,470
1,880	Rogers Communications, Inc., Class B	46,395
11,048	Royal Bank of Canada	393,343
598	Sears Canada, Inc.*	10,066
1,654	Shaw Communications, Inc., Class B	25,755
815	Shoppers Drug Mart Corp.	29,600
7,179	Sun Life Financial, Inc.	168,584
4,455	Suncor Energy, Inc.	112,603
7,002	Talisman Energy, Inc.	88,107
14,575	Teck Cominco Ltd. Class B	153,711
389	Telus Corp. Ntvg	9,086
475	Telus Corp.	11,654
1,383	Thomson Reuters Corp.	38,995
6,989	Toronto-Dominion Bank (The)	277,066
1,074	TransAlta Corp.	18,568
3,410	TransCanada Corp.	85,472
2,055	Yamana Gold, Inc.	16,190
		4,645,089
	Cayman Island—0.0%
290,864	Hutchison Telecommunications Hong Kong Holdings Ltd.*	27,397
	China—0.0%
23,500	Fosun International Ltd.	8,255
443,751	Semiconductor Manufacturing International Corp.*	17,075
		25,330
	Denmark—0.6%
12	A P Moller - Maersk A/S, Class A	68,656
12	A P Moller - Maersk A/S, Class B	69,813
968	Carlsberg A/S, Class B	46,613
544	Danisco A/S	17,844
24,305	Danske Bank A/S	266,994
1,396	Novo Nordisk A/S, Class B	66,526
209	TrygVesta A/S	11,456
453	Vestas Wind Systems A/S*	29,450
		577,352
	Finland—1.4%
1,875	Elisa Oyj	24,862
3,152	Fortum Oyj	63,673
1,737	Kesko Oyj, Class B	45,235
839	Kone Oyj, Class B	22,953
3,365	Metso Oyj	51,607
46,497	M-real Oyj, Class B	33,461
2,120	Neste Oil Oyj	27,464
34,243	Nokia Oyj	487,104
2,216	Outokumpu Oyj	33,063
3,111	Pohjola Bank PLC	23,061

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,486	Rautaruukki Oyj	$27,691
6,473	Sampo Oyj, Class A	120,934
663	Sanoma Oyj	8,748
23,069	Stora Enso Oyj, Class R*	131,874
12,140	UPM-Kymmene Oyj	108,804
975	Wartsila Oyj, Class B	32,194
2,714	YIT Oyj	25,980
		1,268,708
	France—10.7%
1,283	Accor S.A.	54,368
183	Aeroports de Paris	10,552
6,191	Air France-KLM	68,841
1,362	Air Liquide S.A.	110,992
70,674	Alcatel-Lucent*	178,976
1,169	Alstom S.A.	72,983
1,930	Arkema S.A.	44,585
937	Atos Origin S.A.	28,930
59,493	AXA S.A.	1,001,093
16,822	BNP Paribas	886,913
113	Bollore*	14,446
3,462	Bouygues S.A.	147,912
1,397	Cap Gemini S.A.*	52,299
8,760	Carrefour S.A.*	355,729
535	Casino Guichard Perrachon S.A.	33,425
822	Christian Dior S.A.	55,163
1,895	Cie Generale de Geophysique-Veritas*	27,419
149	Ciments Francais S.A.	13,516
716	CNP Assurances	56,539
9,402	Compagnie de Saint-Gobain	337,808
2,031	Compagnie Generale des Etablissements Michelin, Class B	104,121
16,036	Credit Agricole S.A.	234,825
906	Eiffage S.A.	46,817
1,695	Electricite de France	78,632
77	Eramet	16,559
737	Essilor International S.A.	31,801
90	Esso S.A. Francaise	9,629
289	Euler Hermes S.A.	14,122
721	Eurazeo	29,499
431	Eutelsat Communications	9,347
933	Faurecia*	10,240
262	Fonciere Des Regions REIT	14,369
19,573	France Telecom S.A.	435,178
4,936	GDF Suez	177,541
321	Gecina S.A. REIT	17,595
2,376	DANONE	113,190
167	Hermes International	22,182
389	Imerys S.A.	16,122
526	JC Decaux S.A.	7,491
491	Klepierre REIT	10,932

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,640	Lafarge S.A.	$205,709
1,845	Lagardere S.C.A	58,008
865	Legrand S.A.	17,391
1,204	L'Oreal S.A.	86,263
1,906	LVMH Moet Hennessy Louis Vuitton S.A.	144,118
926	M6-Metropole Television	17,334
27,387	Natixis	62,102
613	Nexans S.A.	28,443
517	Nexity	16,702
1,009	PagesJaunes Groupe	10,977
1,362	Pernod-Ricard S.A.	80,571
1,489	PPR	114,249
10,798	PSA Peugeot Citroen	249,732
967	Publicis Groupe	29,601
1,522	Rallye S.A.	30,988
12,990	Renault S.A.	417,150
2,335	Rexel S.A.	19,410
4,955	Rhodia S.A.	28,532
140	Sa des Ciments Vicat	7,500
2,152	Safran S.A.	25,723
6,325	Sanofi-Aventis S.A.	366,848
2,017	Schneider Electric S.A.	153,723
1,429	SCOR SE	30,036
1,506	Sequana	10,647
79	Societe des Autoroutes Paris-Rhin-Rhone	5,095
198	Societe Fonciere Financiere et de Participations	7,773
10,872	Societe Generale	556,492
2,342	Societe Television Francaise 1 (TF1)	21,966
867	Sodexo	41,712
11,103	STMicroelectronics N.V.	73,285
4,044	Suez Environnement S.A.*	61,737
980	Technip S.A.	42,165
593	Thales S.A.	24,638
28,198	Thomson*	38,026
20,543	Total S.A.	1,029,437
624	Unibail-Rodamco REIT	93,195
3,393	Valeo S.A.	70,024
546	Vallourec S.A.	59,769
6,765	Veolia Environnement	185,598
4,263	Vinci S.A.	191,273
10,813	Vivendi S.A.	291,191
526	Wendel	19,319
		9,977,133
	Germany—9.4%
1,466	Adidas AG	55,473
8,873	Allianz SE	819,976
14,043	Arcandor AG*	33,456
78	Axel Springer AG	5,684
12,160	BASF SE	459,582

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,394	Bayer AG	$218,745
6,646	Bayerische Motoren Werke (BMW) AG	230,626
503	BayWa AG	12,648
255	Beiersdorf AG	10,523
509	Bilfinger Berger AG	24,207
1,651	Celesio AG	36,672
45,290	Commerzbank AG	308,394
30,133	Daimler AG	1,081,904
19,278	Deutsche Bank AG	1,029,596
815	Deutsche Boerse AG	60,299
4,976	Deutsche Lufthansa AG	63,573
19,763	Deutsche Post AG	228,366
2,265	Deutsche Postbank AG	48,474
42,305	Deutsche Telekom AG	512,373
22,526	E.ON AG	762,912
319	Fraport AG	12,877
811	Fresenius Medical Care AG & Co. KGaA	31,519
125	Fresenius SE	5,175
1,714	GEA Group AG	22,577
139	Generali Deutschland Holding AG	11,418
632	Hannover Rueckversicherung AG	20,509
538	HeidelbergCement AG	22,722
3,572	Heidelberger Druckmaschinen AG	25,882
685	Henkel AG & Co. KGaA	16,960
1,223	Hochtief AG	59,988
41,732	Hypo Real Estate Holding AG	77,238
75,927	Infineon Technologies AG*	202,163
360	K+S AG	21,689
730	Kloeckner & Co. SE	9,610
1,937	Lanxess AG	41,906
955	Linde AG	76,274
1,769	MAN AG	109,816
883	Merck KGaA	79,295
3,424	Metro AG	145,868
2,336	Muenchener Rueckversicherungs - Gesellschaft AG	323,253
161	Rheinmetall AG	6,827
3,477	RWE AG	251,030
558	Salzgitter AG	39,752
2,457	SAP AG	94,605
8,025	Siemens AG	540,375
592	Suedzucker AG	11,475
9,385	ThyssenKrupp AG	201,084
1,454	Tognum AG	17,798
12,333	TUI AG	135,805
503	Volkswagen AG	159,378
143	Wacker Chemie AG	14,823
		8,793,174

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Greece—0.6%
9,024	Alpha Bank A.E.	$88,030
1,165	Coca Cola Hellenic Bottling Co. S.A.	18,659
7,495	EFG Eurobank Ergasias S.A.	58,925
1,845	Hellenic Petroleum S.A.	17,907
3,080	Hellenic Telecommunications Organization S.A.	46,963
4,933	Marfin Investment Group S.A.	21,184
6,664	National Bank of Greece S.A.	138,794
1,334	OPAP S.A.	41,216
6,106	Piraeus Bank S.A.	56,073
1,532	Public Power Corp. S.A.	29,577
		517,328
	Guernsey—0.1%
38,999	HSBC Infrastructure Co. Ltd.	67,991
	Hong Kong—1.9%
16,495	Bank of East Asia (The) Ltd.	39,151
42,742	BOC Hong Kong Holdings Ltd.	60,367
20,085	Cathay Pacific Airways Ltd.	23,232
10,435	Cheung Kong Holdings Ltd.	107,642
1,445	Cheung Kong Infrastructure Holdings Ltd.	5,574
4,908	China Merchants Holdings International Co. Ltd.	11,545
16,685	China Mobile Ltd.	144,077
6,000	China Overseas Land & Investment Ltd.	10,450
11,605	China Resources Enterprise Ltd.	20,437
2,000	China Resources Power Holdings Co. Ltd.	4,482
31,923	China Unicom Hong Kong Ltd.	36,995
7,884	Chinese Estates Holdings Ltd.	9,785
14,234	Citic Pacific Ltd.	20,746
8,210	CLP Holdings Ltd.	55,403
73,324	CNOOC Ltd.	81,852
11,396	Cosco Pacific Ltd.	10,814
5,138	Esprit Holdings Ltd.	31,482
31,478	Foxconn International Holdings Ltd.*	19,399
1,379	Guoco Group Ltd.	8,472
6,072	Hang Lung Group Ltd.	22,238
10,607	Hang Lung Properties Ltd.	29,791
3,869	Hang Seng Bank Ltd.	42,882
8,863	Henderson Land Development Co. Ltd.	41,283
14,508	Hong Kong & China Gas Co. Ltd.	26,983
2,773	Hong Kong Exchanges & Clearing Ltd.	31,940
6,554	HongKong Electric Holdings	38,691
15,000	Hongkong Land Holdings Ltd.	37,049
290,864	Hutchison Telecommunications International Ltd.	53,668
30,856	Hutchison Whampoa Ltd.	181,739
1,600	Jardine Matheson Holdings Ltd.	36,201
1,500	Jardine Strategic Holdings Ltd.	17,595
4,987	Kerry Properties Ltd.	15,059
110,590	Lenovo Group Ltd.	30,101

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,981	Li & Fung Ltd.	$30,850
12,000	Link (The) REIT	23,327
8,375	MTR Corp.	21,198
33,928	New World Development Co. Ltd.	44,375
12,800	Noble Group Ltd.	11,114
4,000	NWS Holdings Ltd.	8,012
7,164	Orient Overseas International Ltd.	20,521
34,320	PCCW Ltd.	15,503
8,000	Shangri-La Asia Ltd.	11,763
20,078	Sino Land Co.	25,573
51,000	SJM Holdings Ltd.*	15,123
12,733	Sun Hung Kai Properties Ltd.	131,629
12,308	Swire Pacific Ltd., Class A	96,209
12,001	Wharf Holdings Ltd.	39,486
5,148	Yue Yuen Industrial Holdings Ltd.	11,441
		1,813,249
	Ireland—1.1%
221,035	Allied Irish Banks PLC	270,658
5,231	Anglo Irish Bank Corp. PLC	—
6,215	CRH PLC	161,581
376,667	Governor & Co. of the Bank of Ireland	376,032
48,647	Irish Life & Permanent PLC	123,118
732	Kerry Group PLC, Class A	15,073
3,282	Ryanair Holdings PLC*	14,197
9,633	Smurfit Kappa Group PLC	28,259
		988,918
	Israel—0.3%
18,246	Bank Hapoalim BM*	41,690
8,533	Bank Leumi Le-Israel BM	21,397
12,436	Bezeq Israeli Telecommunication Corp. Ltd.	19,645
551	Cellcom Israel Ltd.	12,534
57	Delek Group Ltd.	5,303
615	Discount Investment Corp.	8,594
636	IDB Holding Corp. Ltd.	11,275
1,316	Israel Chemicals Ltd.	10,861
24	Israel Corp. (The) Ltd.	10,139
7,674	Israel Discount Bank Ltd., Class A	7,207
47,714	Oil Refineries Ltd.	17,317
1,516	Teva Pharmaceutical Industries Ltd.	66,768
		232,730
	Italy—5.2%
11,890	A2A SpA	19,573
6,166	Alleanza Assicurazioni SpA	41,378
20,296	Assicurazioni Generali SpA	413,563
3,194	Atlantia SpA	56,430
2,126	Autogrill SpA	16,181
4,075	Banca Carige SpA	14,949
36,939	Banca Monte dei Paschi di Siena SpA	59,197
7,711	Banca Popolare di Milano Scarl	44,899

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,065	Banco Popolare Societa Cooperativa	$171,495
1,054	Benetton Group SpA	8,365
1,462	Buzzi Unicem SpA	21,439
10,285	CIR-Compagnie Industriali Riunite SpA	13,414
8,123	Edison SpA	10,258
68,580	Enel SpA	372,298
29,699	Eni SpA	638,279
1,083	ERG SpA	16,710
1,776	Exor SpA	22,757
29,879	Fiat SpA	292,549
3,825	Finmeccanica SpA	53,965
2,769	Fondiaria - Sai SpA	46,118
1,674	Fondiaria - Sai SpA Rnc	18,683
4,856	Hera SpA	9,781
139,708	Intesa Sanpaolo SpA	445,763
1,390	Italcementi SpA	16,758
3,310	Italcementi SpA Rnc	21,014
172	Italmobiliare SpA	6,536
1,411	Italmobiliare SpA Rnc	34,306
509	Lottomatica SpA	10,479
837	Luxottica Group SpA	15,383
11,425	Mediaset SpA	64,278
4,141	Mediobanca SpA	47,849
2,003	Mediolanum SpA	9,168
5,268	Milano Assicurazioni SpA	16,126
16,030	Parmalat SpA	31,886
117,633	Pirelli & C. SpA	45,832
12,487	Premafin Finanziaria SpA	16,034
1,756	Prysmian SpA	21,384
1,761	Saipem SpA	37,697
4,546	Saras SpA	13,332
11,202	Snam Rete Gas SpA	44,432
775	Societa Cattolica di Assicurazoni Scrl	24,747
213,965	Telecom Italia Media SpA*	24,282
268,093	Telecom Italia SpA	339,515
120,843	Telecom Italia SpA Rnc	108,120
8,160	Terna-Rete Elettrica Nationale SpA	26,244
399,443	UniCredit SpA	974,104
8,634	Unione di Banche Italiane ScpA	119,228
18,935	Unipol Gruppo Finanziario SpA	23,567
		4,900,345
	Japan—15.7%
490	Acom Co. Ltd.	11,789
1,000	Advantest Corp.	15,869
13,200	Aeon Co. Ltd.	103,601
14,250	Aiful Corp.	28,226
6,000	Aioi Insurance Co. Ltd.	26,399
2,300	Aisin Seiki Co. Ltd.	47,347
5,000	Ajinomoto Co., Inc.	36,798
500	Alfresa Holdings Corp.	19,441

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,000	All Nippon Airways Co. Ltd.	$14,640
5,800	Alps Electric Co. Ltd.	31,091
3,000	Amada Co. Ltd.	18,622
9,000	Aozora Bank Ltd.	11,428
2,900	Asahi Breweries Ltd.	36,479
13,000	Asahi Glass Co. Ltd.	77,863
13,000	Asahi Kasei Corp.	52,385
1,500	Astellas Pharma, Inc.	48,892
1,000	Bank of Kyoto (The) Ltd.	8,046
6,000	Bank of Yokohama (The) Ltd.	25,504
5,800	Bridgestone Corp.	86,660
2,800	Brother Industries Ltd.	22,812
7,000	Calsonic Kansei Corp.	13,144
900	Canon Marketing Japan, Inc.	10,909
9,700	Canon, Inc.	290,972
2,300	Casio Computer Co. Ltd.	17,666
12	Central Japan Railway Co.	71,298
2,800	Century Tokyo Leasing Corp.	17,478
4,000	Chiba Bank (The) Ltd.	19,885
2,100	Chofu Seisakusho Co. Ltd.	38,805
4,400	Chubu Electric Power Co., Inc.	96,966
600	Chugai Pharmaceutical Co. Ltd.	11,170
1,900	Chugoku Electric Power (The) Co., Inc.	38,376
12,000	Chuo Mitsui Trust Holdings, Inc.	39,558
3,600	Citizen Holdings Co. Ltd.	16,509
16,000	Cosmo Oil Co. Ltd.	45,577
4,200	Credit Saison Co. Ltd.	47,296
6,000	Dai Nippon Printing Co. Ltd.	63,667
9,450	Daiei (The), Inc.*	36,596
2,000	Daihatsu Motor Co. Ltd.	18,122
3,300	Daiichi Sankyo Co. Ltd.	55,311
1,200	Daikin Industries Ltd.	32,360
600	Daito Trust Construction Co. Ltd.	25,079
5,000	Daiwa House Industry Co. Ltd.	43,772
16,000	Daiwa Securities Group, Inc.	84,022
3,800	Denso Corp.	90,042
1,700	Dentsu, Inc.	31,602
15,000	DIC Corp.	24,552
1,800	East Japan Railway Co.	101,671
900	Eisai Co. Ltd.	24,210
1,300	Electric Power Development Co. Ltd.	38,004
2,800	Elpida Memory, Inc.*	30,059
500	Fanuc Ltd.	36,167
100	Fast Retailing Co. Ltd.	10,535
20,000	Fuji Electric Holdings Co. Ltd.	34,477
11,000	Fuji Heavy Industries Ltd.	44,403
5	Fuji Media Holdings, Inc.	5,588
4,600	FUJIFILM Holdings Corp.	118,633
8,000	Fujikura Ltd.	27,682
29,000	Fujitsu Ltd.	124,532
7,000	Fukuoka Financial Group, Inc.	21,623

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,000	Furukawa Electric (The) Co. Ltd.	$20,999
1,500	Fuyo General Lease Co. Ltd.	25,288
2,000	Gunma Bank (The) Ltd.	9,989
3,000	Hachijuni Bank (The) Ltd.	17,717
410	Hakuhodo DY Holdings, Inc.	18,854
6,000	Hankyu Hanshin Holdings, Inc.	28,109
8,000	Hanwa Co. Ltd.	22,693
47,000	Haseko Corp.	29,685
7,000	Hino Motors Ltd.	20,183
1,900	Hitachi Capital Corp.	21,021
1,100	Hitachi Chemical Co. Ltd.	14,793
800	Hitachi Construction Machinery Co. Ltd.	10,956
600	Hitachi High-Technologies Corp.	8,418
80,000	Hitachi Ltd.	280,213
1,000	Hitachi Metals Ltd.	7,905
1,300	Hokkaido Electric Power Co., Inc.	23,977
9,000	Hokuhoku Financial Group, Inc.	15,914
900	Hokuriku Electric Power Co.	20,372
11,500	Honda Motor Co. Ltd.	337,835
1,400	HOYA Corp.	24,346
700	Ibiden Co. Ltd.	20,519
1,900	IBJ Leasing Co. Ltd.	19,588
500	Idemitsu Kosan Co. Ltd.	37,018
23,000	IHI Corp.	35,024
4	INPEX Corp.	25,515
33,000	Isuzu Motors Ltd.	55,222
14,000	ITOCHU Corp.	75,248
7,000	J Front Retailing Co. Ltd.	28,822
9,000	Japan Airlines Corp.*	17,605
36	Japan Tobacco, Inc.	90,662
5,100	JFE Holdings, Inc.	139,631
4,000	JFE Shoji Holdings, Inc.	11,375
3,000	Joyo Bank (The) Ltd.	13,893
2,700	JS Group Corp.	32,935
1,100	JSR Corp.	13,435
5,300	JTEKT Corp.	51,241
14,000	Kajima Corp.	40,486
2,000	Kaneka Corp.	11,625
23,000	Kanematsu Corp.*	18,095
5,100	Kansai Electric Power (The) Co., Inc.	104,101
3,000	Kao Corp.	56,244
15,000	Kawasaki Heavy Industries Ltd.	32,228
9,000	Kawasaki Kisen Kaisha Ltd.	33,991
22	KDDI Corp.	99,171
3,000	Keio Corp.	17,072
100	Keyence Corp.	17,702
2,000	Kinden Corp.	16,726
6,000	Kintetsu Corp.	26,149
5,000	Kirin Holdings Co. Ltd.	55,146
41,000	Kobe Steel Ltd.	67,580
7,100	Komatsu Ltd.	88,794

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,500	Konica Minolta Holdings, Inc.	$28,981
5,000	Kubota Corp.	30,124
3,000	Kuraray Co. Ltd.	25,874
1,200	Kyocera Corp.	93,420
2,900	Kyushu Electric Power Co., Inc.	59,991
300	Lawson, Inc.	11,695
2,500	Leopalace21 Corp.	18,357
700	Makita Corp.	16,203
21,000	Marubeni Corp.	76,522
3,600	Marui Group Co. Ltd.	19,960
28,000	Mazda Motor Corp.	69,893
2,600	Mediceo Paltac Holdings Co. Ltd.	26,368
18,000	Mitsubishi Chemical Holdings Corp.	68,718
11,200	Mitsubishi Corp.	172,775
20,000	Mitsubishi Electric Corp.	106,771
5,000	Mitsubishi Estate Co. Ltd.	65,512
4,000	Mitsubishi Gas Chemical Co., Inc.	18,737
34,000	Mitsubishi Heavy Industries Ltd.	111,560
13,000	Mitsubishi Materials Corp.	37,720
34,000	Mitsubishi Motors Corp.*	52,227
7,000	Mitsubishi Rayon Co. Ltd.	14,608
1,000	Mitsubishi Tanabe Pharma Corp.	9,568
77,960	Mitsubishi UFJ Financial Group, Inc.	426,276
1,150	Mitsubishi UFJ Lease & Finance Co. Ltd.	26,663
12,500	Mitsui & Co. Ltd.	132,899
16,000	Mitsui Chemicals, Inc.	47,898
6,000	Mitsui Fudosan Co. Ltd.	75,675
13,000	Mitsui Mining & Smelting Co. Ltd.	25,797
10,000	Mitsui O.S.K. Lines Ltd.	57,281
86,600	Mizuho Financial Group, Inc.	183,049
6,000	Mizuho Trust & Banking Co. Ltd.	6,253
1,200	Murata Manufacturing Co. Ltd.	48,751
1,000	Nagase & Co. Ltd.	7,679
6,000	Nagoya Railroad Co. Ltd.	18,176
1,600	Namco Bandai Holdings, Inc.	15,958
1,300	NEC Capital Solutions Ltd.	10,661
39,000	NEC Corp.	129,972
900	NEC Electronics Corp.*	9,510
1,000	NGK Insulators Ltd.	15,373
1,000	NGK Spark Plug Co. Ltd.	9,671
200	Nidec Corp.	11,138
2,000	Nikon Corp.	26,570
200	Nintendo Co. Ltd.	53,901
2,000	Nippon Electric Glass Co. Ltd.	16,314
13,000	Nippon Express Co. Ltd.	46,473
2,000	Nippon Meat Packers, Inc.	20,641
17,000	Nippon Mining Holdings, Inc.	77,375
23,000	Nippon Oil Corp.	119,972
1,400	Nippon Paper Group, Inc.	39,830
10,000	Nippon Sheet Glass Co. Ltd.	28,401
49,000	Nippon Steel Corp.	165,138

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,000	Nippon Steel Trading Co. Ltd.	$10,888
5,000	Nippon Telegraph & Telephone Corp.	188,853
40	Nippon Television Network Corp.	3,844
12,000	Nippon Yusen Kabushiki Kaisha	49,273
3,000	Nipponkoa Insurance Co. Ltd.	16,306
62,100	Nissan Motor Co. Ltd.	324,904
1,000	Nisshin Seifun Group, Inc.	10,321
13,000	Nisshin Steel Co. Ltd.	25,142
1,300	Nitto Denko Corp.	30,350
2,000	NOK Corp.	23,337
36,800	Nomura Holdings, Inc.	222,602
500	Nomura Real Estate Holdings, Inc.	8,205
6,000	NSK Ltd.	26,770
6,000	NTN Corp.	20,031
7	NTT Data Corp.	18,447
92	NTT DoCoMo, Inc.	128,682
7,000	Obayashi Corp.	34,450
2,000	Odakyu Electric Railway Co. Ltd.	16,327
9,000	Oji Paper Co. Ltd.	38,839
23,000	Oki Electric Industry Co. Ltd.	21,624
2,000	Olympus Corp.	32,853
2,400	Omron Corp.	35,956
300	Ono Pharmaceutical Co. Ltd.	12,758
100	Oriental Land Co. Ltd.	6,319
3,510	ORIX Corp.	164,779
11,000	Osaka Gas Co. Ltd.	34,941
24,400	Panasonic Corp.	358,424
2,000	Panasonic Electric Works Co. Ltd.	16,313
15,900	Pioneer Corp.	51,031
1,900	Promise Co. Ltd.	25,166
1,000	Resona Holdings, Inc.	13,469
5,000	Ricoh Co. Ltd.	61,967
700	Ricoh Leasing Co. Ltd.	10,390
800	Rohm Co. Ltd.	49,180
300	Ryoshoku Ltd.	6,140
200	Sankyo Co. Ltd.	10,170
25,000	Sanyo Electric Co. Ltd.*	41,473
5,074	Sapporo Hokuyo Holdings, Inc.	14,696
800	Secom Co. Ltd.	29,614
1,600	Sega Sammy Holdings, Inc.	14,518
3,000	Seiko Epson Corp.	42,471
5,000	Sekisui Chemical Co. Ltd.	26,315
6,000	Sekisui House Ltd.	51,906
5,500	Seven & I Holdings Co. Ltd.	124,579
10,000	Sharp Corp.	105,549
900	Shikoku Electric Power Co., Inc.	24,729
7,000	Shimizu Corp.	33,609
1,400	Shin-Etsu Chemical Co. Ltd.	68,206
28,000	Shinsei Bank Ltd.	36,716
1,000	Shiseido Co. Ltd.	17,598
2,000	Shizuoka Bank (The) Ltd.	18,062

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,000	Showa Denko K.K.	$27,182
1,900	Showa Shell Sekiyu K.K.	16,753
200	SMC Corp.	19,666
2,100	Softbank Corp.	33,301
87,200	Sojitz Corp.	135,460
10,000	Sompo Japan Insurance, Inc.	60,409
14,600	Sony Corp.	380,272
3	Sony Financial Holdings, Inc.	9,461
800	Sumco Corp.	11,782
4,000	Sumikin Bussan Corp.	8,206
16,000	Sumitomo Chemical Co. Ltd.	63,126
9,300	Sumitomo Corp.	81,146
6,800	Sumitomo Electric Industries Ltd.	66,403
2,300	Sumitomo Forestry Co. Ltd.	15,618
6,000	Sumitomo Heavy Industries Ltd.	25,011
31,000	Sumitomo Metal Industries Ltd.	72,793
4,000	Sumitomo Metal Mining Co. Ltd.	44,777
7,600	Sumitomo Mitsui Financial Group, Inc.	264,206
3,000	Sumitomo Realty & Development Co. Ltd.	36,072
1,600	Sumitomo Rubber Industries Ltd.	11,054
12,000	Sumitomo Trust & Banking (The) Co. Ltd.	50,336
500	Suzuken Co. Ltd.	12,382
3,800	Suzuki Motor Corp.	71,843
2,300	T&D Holdings, Inc.	68,928
15,000	Taiheiyo Cement Corp.	26,397
17,000	Taisei Corp.	37,047
1,000	Taisho Pharmaceutical Co. Ltd.	18,340
4,000	Takashimaya Co. Ltd.	25,030
1,300	Takata Corp.	15,159
2,700	Takeda Pharmaceutical Co. Ltd.	95,984
4,720	Takefuji Corp.	25,432
1,000	TDK Corp.	45,714
15,000	Teijin Ltd.	38,555
400	Terumo Corp.	15,170
3,000	Tobu Railway Co. Ltd.	15,689
3,000	Toho Gas Co. Ltd.	12,801
2,900	Tohoku Electric Power Co., Inc.	60,630
4,000	Tokio Marine Holdings, Inc.	105,745
300	Tokyo Broadcasting System Holdings, Inc.	4,226
7,500	Tokyo Electric Power (The) Co., Inc.	176,112
800	Tokyo Electron Ltd.	36,671
12,000	Tokyo Gas Co. Ltd.	45,603
8,000	Tokyu Corp.	34,206
6,000	Tokyu Land Corp.	20,127
3,000	TonenGeneral Sekiyu K.K.	28,601
7,000	Toppan Printing Co. Ltd.	53,170
10,000	Toray Industries, Inc.	44,222
52,000	Toshiba Corp.	178,871
11,000	Tosoh Corp.	25,326
3,000	TOTO Ltd.	14,998
1,800	Toyo Seikan Kaisha Ltd.	29,879

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
600	Toyoda Gosei Co. Ltd.	$11,830
400	Toyota Auto Body Co. Ltd.	6,425
900	Toyota Boshoku Corp.	11,439
1,300	Toyota Industries Corp.	34,725
22,300	Toyota Motor Corp.	884,714
4,400	Toyota Tsusho Corp.	52,087
10,000	Ube Industries Ltd.	18,901
3,000	UNY Co. Ltd.	22,095
12	West Japan Railway Co.	36,888
19	Yahoo! Japan Corp.	4,754
850	Yamada Denki Co. Ltd.	39,246
2,100	Yamaha Corp.	24,053
2,700	Yamaha Motor Co. Ltd.	28,610
3,000	Yamato Holdings Co. Ltd.	33,513
1,000	Yamazaki Baking Co. Ltd.	10,274
		14,717,737
	Korea—0.0%
2,300	STX Pan Ocean Co. Ltd.	19,787
	Luxembourg—0.4%
13,318	ArcelorMittal	312,437
133	RTL Group S.A.	5,530
1,647	SES S.A.	29,776
		347,743
	Netherlands—4.2%
54,407	Aegon N.V.	274,060
3,006	Akzo Nobel N.V.	125,901
1,882	ASML Holding N.V.	39,552
782	Corio N.V. REIT	34,760
4,675	European Aeronautic Defence and Space Co. N.V.	67,579
1,385	Heineken Holding N.V.	32,752
1,532	Heineken N.V.	45,594
580	Hunter Douglas N.V.	14,561
238,331	ING Groep N.V. CVA	2,175,721
38,006	James Hardie Industries N.V.	128,441
9,912	Koninklijke Ahold N.V.	108,761
2,712	Koninklijke BAM Groep N.V.	26,701
2,656	Koninklijke DSM N.V.	82,493
12,033	Koninklijke KPN N.V.	144,883
7,338	Koninklijke Philips Electronics N.V.	132,600
1,497	Randstad Holding N.V.	34,400
1,759	Reed Elsevier N.V.	19,355
4,712	SNS Reaal	26,564
4,498	TNT N.V.	83,021
16,923	Unilever N.V. CVA	335,369
1,913	Wolters Kluwer N.V.	31,527
		3,964,595

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	New Zealand—0.1%
9,711	Fletcher Building Ltd.	$36,885
38,177	Telecom Corp. of New Zealand Ltd.	61,368
		98,253
	Norway—0.8%
760	Aker ASA, Class A	14,703
3,685	Aker Solutions ASA	22,241
18,830	DnB NOR ASA	117,003
1,050	Hafslund ASA, Class B	10,391
40,059	Norsk Hydro ASA	176,331
16,203	Norske Skogindustrier ASA	37,849
9,243	Orkla ASA, Class A	66,059
10,696	StatoilHydro ASA	199,007
8,270	Storebrand ASA	29,955
10,904	Telenor ASA	67,698
700	Wilh Wilhelmsen ASA, Class A	8,837
1,250	Yara International ASA	33,444
		783,518
	Portugal—0.3%
4,798	Banco BPI S.A.	11,364
43,563	Banco Comercial Portugues S.A., Class R	40,715
2,466	Banco Espirito Santo S.A.	12,088
2,835	BRISA	19,351
1,821	CIMPOR Cimentos de Portugal, SGPS S.A.	10,879
20,756	Energias de Portugal S.A.	75,605
1,659	Galp Energia SGPS S.A, Class B	22,033
1,685	Jeronimo Martins SGPS S.A.	9,518
1,618	REN - Redes Energeticas Nacionais S.A.	6,705
20,650	Sonae SGPS S.A.	17,404
8,737	Portugal Telecom SGPS S.A.	66,720
		292,382
	Singapore—0.6%
19,000	Capitaland Ltd.	35,128
5,000	City Developments Ltd.	21,688
12,000	DBS Group Holdings Ltd.	76,458
16,000	Fraser and Neave Ltd.	28,186
2,000	Jardine Cycle & Carriage Ltd.	19,172
9,000	Keppel Corp. Ltd.	36,011
18,000	Neptune Orient Lines Ltd.	15,684
16,000	Oversea-Chinese Banking Corp. Ltd.	63,200
8,000	SembCorp Industries Ltd.	14,667
6,000	Singapore Airlines Ltd.	43,249
9,000	Singapore Petroleum Co. Ltd.	20,238
11,000	Singapore Press Holdings Ltd.	21,552
7,000	Singapore Technologies Engineering Ltd.	12,104
42,000	Singapore Telecommunications Ltd.	72,329
9,000	United Overseas Bank Ltd.	69,524
4,000	Wilmar International Ltd.	9,579
		558,769

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Spain—3.5%
1,888	Abertis Infraestructuras S.A.	$33,844
195	Acciona S.A.	19,967
2,586	Acerinox S.A.	39,446
1,613	ACS Actividades de Construccion y Servicios S.A.	80,795
50,295	Banco Bilbao Vizcaya Argentaria S.A.	545,904
11,608	Banco de Sabadell S.A.	67,087
1,032	Banco Espanol de Credito S.A.	10,739
12,660	Banco Popular Espanol S.A.	104,501
93,289	Banco Santander S.A.	898,697
151	Compania Espanola de Petroleos S.A.	5,838
9,899	Criteria Caixacorp S.A.	37,241
787	Enagas	13,703
815	Fomento de Construcciones y Contratas S.A.	29,170
937	Gamesa Corp. Tecnologica S.A.*	17,712
4,081	Gas Natural SDG S.A.	64,809
1,369	Gestevision Telecinco S.A.	12,926
1,296	Grupo Ferrovial S.A.	37,638
3,097	Iberdrola Renovables S.A.*	12,595
33,086	Iberdrola S.A.	260,939
21,970	Iberia Lineas Aereas de Espana S.A.	41,076
784	Industria de Diseno Textil S.A.	33,479
29,779	Inmobiliaria Colonial S.A.*	5,933
8,242	Mapfre S.A.	23,528
196	Red Electrica Corporacion S.A.	8,216
19,872	Repsol YPF S.A.	378,292
2,120	Sacyr Vallehermoso S.A.	21,827
26,309	Telefonica S.A.	499,207
967	Union Fenosa S.A.	9,106
		3,314,215
	Sweden—2.9%
3,041	Assa Abloy AB, Class B	35,757
3,214	Atlas Copco AB, Class A	29,841
2,656	Atlas Copco AB, Class B	21,958
7,930	Boliden AB	49,775
8,137	Electrolux AB, Series B	91,569
1,267	Hennes & Mauritz AB, Class B	56,336
1,452	Holmen AB, Class B	31,984
2,241	Husqvarna AB, Class A	10,552
6,534	Husqvarna AB, Class B	32,083
4,791	Industrivarden AB, Class A*	43,328
2,100	Industrivarden AB, Class C*	17,571
6,963	Investor AB, Class B	100,471
3,428	Kinnevik Investment AB, Class B	33,133
350	Lundbergforetagen AB, Class B	13,373
4,918	NCC AB, Class B	43,090
58,181	Nordea Bank AB	432,226
12,252	Sandvik AB	80,364
79,755	SAS AB*	36,791

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,256	Scania AB, Class B	$87,429
4,448	Securitas AB, Class B*	36,809
62,895	Skandinaviska Enskilda Banken AB, Class A*	243,859
8,713	Skanska AB, Class B	93,860
5,097	SKF AB, Class B	55,821
3,360	SSAB Svenskt Stal AB, Series A	31,968
1,160	SSAB Svenskt Stal AB, Series B	10,390
13,727	Svenska Cellulosa AB, Class B	132,185
7,167	Svenska Handelsbanken AB, Class A	124,695
20,576	Swedbank AB, Class A	115,722
4,644	Tele2 AB, Class B	43,716
20,710	Telefonaktiebolaget LM Ericsson, Class B	175,687
20,459	TeliaSonera AB	95,872
12,819	Volvo AB, Class A	83,853
27,447	Volvo AB, Class B	178,736
		2,670,804
	Switzerland—4.5%
8,245	ABB Ltd.	116,965
1,755	Adecco S.A.	69,220
577	Baloise Holding AG	42,448
75	BKW FMB Energie AG	5,226
7,983	Clariant AG	45,134
5,131	Compagnie Financiere Richemont S.A.	92,046
15,288	Credit Suisse Group AG	598,660
33	Givaudan S.A.	20,937
104	Helvetia Holding AG	27,017
2,812	Holcim Ltd.	142,931
1,158	Julius Baer Holding AG	38,068
319	Kuehne & Nagel International AG	24,026
15,269	Nestle S.A.	498,768
11,314	Novartis AG	429,118
338	Panalpina Welttransport Holding AG	18,450
513	Pargesa Holding S.A.	32,519
1,947	Petroplus Holdings AG*	33,345
2,570	Roche Holding AG	324,771
140	Schindler Holding AG	7,254
95	Schindler Holding AG Participant Certificates	4,991
14	SGS S.A.	15,733
175	Swatch Group AG-Bearer	24,400
396	Swatch Group AG-Registered	11,381
1,991	Swiss Life Holding AG*	154,359
15,546	Swiss Reinsurance	369,795
116	Swisscom AG	30,312
256	Syngenta AG	54,769
85	Synthes, Inc.	8,618
42,049	UBS AG	578,823
2,120	Zurich Financial Services AG	394,791
		4,214,875

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United Kingdom—20.9%
15,056	3i Group PLC	$70,936
16,769	Aegis Group PLC	22,486
2,609	AMEC PLC	23,789
3,463	Amlin PLC	18,357
15,318	Anglo American PLC	330,162
3,191	Antofagasta PLC	27,431
2,674	Arriva PLC	18,285
3,685	Associated British Foods PLC	38,966
8,923	AstraZeneca PLC	312,959
74,462	Aviva PLC	343,392
22,562	BAE Systems PLC	118,878
4,616	Balfour Beatty PLC	22,832
363,495	Barclays PLC	1,478,264
31,000	Barratt Developments PLC	63,396
8,439	BG Group PLC	134,976
27,119	BHP Billiton PLC	563,784
206,511	BP PLC	1,461,753
26,744	Bradford & Bingley PLC	—
17,938	British Airways PLC	38,907
8,316	British American Tobacco PLC	200,887
14,010	British Land Co. PLC REIT	88,548
5,355	British Sky Broadcasting Group PLC	38,185
214,634	BT Group PLC	296,281
2,502	Bunzl PLC	20,207
19,387	Cable & Wireless PLC	42,765
11,660	Cadbury PLC	87,330
7,974	Carnival PLC	219,483
5,289	Carphone Warehouse Group (The) PLC	11,602
33,432	Centrica PLC	111,960
16,914	Compass Group PLC	80,559
4,152	Daily Mail & General Trust PLC, Class A	20,192
13,695	Diageo PLC	163,648
162,131	DSG International PLC	102,286
3,142	easyJet PLC*	14,631
37,113	Enterprise Inns PLC	89,311
2,921	Eurasian Natural Resources Corp.	25,477
4,708	Experian PLC	31,052
6,768	Firstgroup PLC	33,166
51,237	Friends Provident PLC	48,291
9,538	G4S PLC	26,492
29,377	GKN PLC	51,628
31,692	GlaxoSmithKline PLC	488,966
9,368	Hammerson PLC REIT	43,478
16,696	Henderson Group PLC	21,616
18,109	Home Retail Group PLC	66,747
234,166	HSBC Holdings PLC	1,668,015
3,958	ICAP PLC	21,672
4,986	Imperial Tobacco Group PLC	113,950
423,750	Inchcape PLC	98,461
5,139	InterContinental Hotels Group PLC	48,906

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,501	International Power PLC	$38,439
8,846	Invensys PLC*	25,877
10,494	Investec PLC	50,348
113,740	ITV PLC	53,493
23,523	J Sainsbury PLC	114,181
2,425	Johnson Matthey PLC	42,893
5,242	Kazakhmys PLC	40,792
15,926	Kesa Electricals PLC	31,098
62,174	Kingfisher PLC	169,531
39,962	Ladbrokes PLC	138,268
17,666	Land Securities Group PLC REIT	145,926
246,189	Legal & General Group PLC	209,503
7,833	Liberty International PLC REIT	45,988
266,074	Lloyds Banking Group PLC	432,287
26,253	Logica PLC	29,665
1,971	London Stock Exchange Group PLC	21,636
1,411	Lonmin PLC	29,678
18,341	Man Group PLC	67,905
21,574	Marks & Spencer Group PLC	107,060
12,830	Mitchells & Butlers PLC	52,723
23,056	Mondi PLC	59,887
5,400	National Express Group PLC	20,806
20,105	National Grid PLC	167,318
1,724	Next PLC	41,303
1,346	Northern Rock PLC*	—
211,355	Old Mutual PLC	210,921
6,603	Pearson PLC	68,247
7,877	Persimmon PLC	44,008
119,525	Premier Foods PLC	63,349
48,375	Prudential PLC	278,504
43,907	Punch Taverns PLC	99,466
20,595	Rank Group PLC*	20,263
1,787	Reckitt Benckiser Group PLC	70,265
3,212	Reed Elsevier PLC	23,847
38,960	Rentokil Initial PLC	37,648
10,167	Rexam PLC	47,172
9,110	Rio Tinto PLC	370,764
14,182	Rolls-Royce Group PLC	70,422
1,216,815	Rolls-Royce Group PLC, Class C share entitlement*	1,803
508,336	Rolls-Royce Group PLC, Class C*	753
1,037,443	Royal Bank of Scotland Group PLC	634,203
46,280	Royal Dutch Shell PLC, Class A	1,067,250
35,430	Royal Dutch Shell PLC, Class B	803,127
31,427	RSA Insurance Group PLC	60,561
6,634	SABMiller PLC	111,423
7,928	Sage Group (The) PLC	21,625
1,137	Schroders PLC	13,793
539	Schroders PLC Ntvg	5,516
6,604	Scottish & Southern Energy PLC	107,799
273,305	Segro PLC REIT	96,005

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,362	Severn Trent PLC	$36,402
1,853	Shire PLC	23,208
2,842	Smith & Nephew PLC	20,028
2,854	Smiths Group PLC	30,720
16,064	Standard Chartered PLC	248,910
35,628	Standard Life PLC	99,223
7,869	Tate & Lyle PLC	31,947
173,953	Taylor Wimpey PLC	114,369
62,744	Tesco PLC	311,399
7,492	Thomas Cook Group PLC	28,969
4,200	Thomson Reuters PLC	108,208
19,474	Tomkins PLC	49,798
4,675	Travis Perkins PLC	48,363
38,210	Trinity Mirror PLC	30,118
14,361	TUI Travel PLC	53,617
17,116	Unilever PLC	333,827
4,148	United Business Media Ltd.	28,138
9,954	United Utilities Group PLC	74,563
2,227	Vedanta Resources PLC	34,892
557,115	Vodafone Group PLC	1,025,653
2,814	Whitbread PLC	38,989
13,180	William Hill PLC	42,391
20,610	William Morrison Supermarkets PLC	74,779
15,084	Wolseley PLC	270,976
17,221	WPP PLC	118,020
35,930	Xstrata PLC	317,288
109,712	Yell Group PLC	64,012
		19,589,491
	Total Common Stocks and Others Equity Interests (Cost $114,228,549)	92,763,921
	Preferred Stocks—0.6%
	Germany—0.5%
779	Fresenius SE	40,237
1,895	Henkel AG & Co. KGaA	51,472
2,452	Porsche Automobil Holding SE	176,898
9,333	ProSiebenSat.1 Media AG	27,153
1,999	Volkswagen AG	127,118
		422,878
	Italy—0.1%
6,598	Exor SpA	54,086
46,653	Unipol Gruppo Finanziario SpA	38,830
		92,916
	Total Preferred Stocks (Cost $625,542)	515,794

Number of Shares		Value
	Rights—0.0%
	Belgium—0.0%
9,214	Fortis Rights S.A., expiring 12/31/49*	$—
	France—0.0%
933	Faurecia Rights, expiring 5/12/09*	2,224
	Total Rights (Cost $5,253)	2,224
	Total Investments (Cost $114,859,344)—99.7%	93,281,939
	Other assets less liabilities—0.3%	291,789
	Net Assets—100.00%	$93,573,728

REIT Real Estate Investment Trust

VVPR Voter Verified Paper Record

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Industrials	24.2
Financials	20.5
Consumer Discretionary	18.3
Materials	11.1
Information Technology	8.0
Consumer Staples	7.8
Energy	4.4
Health Care	3.4
Utilities	1.4
Telecommunication Services	0.7
Other	0.2

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Australia—7.5%
39,746	Abacus Property Group REIT	$9,150
2,216	ABB Grain Ltd.	14,211
10,842	ABC Learning Centres Ltd.	—
3,039	Adelaide Brighton Ltd.	4,695
10,108	Alesco Corp. Ltd.	29,581
29,862	Allco Finance Group Ltd.	—
28,384	Alumina Ltd.	26,864
1,301	Ansell Ltd.	7,994
5,915	APN News & Media Ltd.	6,078
5,123	Aristocrat Leisure Ltd.	13,564
1,357	ASX Ltd.	32,521
59,317	Australand Property Group REIT	19,081
20,372	Australian Pharmaceutical Industries Ltd.	7,642
4,008	Australian Worldwide Exploration Ltd.	7,126
31,049	AWB Ltd.	30,343
1,120	Babcock & Brown Ltd.	—
2,914	Bank of Queensland Ltd.	18,201
10,349	Beach Petroleum Ltd.	5,799
4,597	Bendigo and Adelaide Bank Ltd.	23,141
1,925	Billabong International Ltd.	14,768
132,641	Boart Longyear Group	11,567
6,362	Centennial Coal Co. Ltd.	8,423
503,726	Centro Retail Group REIT	16,137
13,381	Challenger Financial Services Group Ltd.	19,602
179	Cochlear Ltd.	6,527
28,316	Commonwealth Property Office Fund REIT	16,933
2,935	Computershare Ltd.	19,669
1,347	Corporate Express Australia Ltd.	3,462
1,864	Crane Group Ltd.	12,669
32,711	CSR Ltd.	32,182

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,505	David Jones Ltd.	$16,636
5,734	Downer EDI Ltd.	21,199
75,246	Elders, Ltd.	23,948
31,452	Emeco Holdings Ltd.	9,093
33,288	Envestra Ltd.	12,085
2,493	Flight Centre Ltd.	11,108
27,711	Goodman Fielder Ltd.	23,336
18,654	Gunns Ltd.	15,027
4,671	GWA International Ltd.	7,989
10,145	Harvey Norman Holdings Ltd.	22,147
2,783	Healthscope Ltd.	7,873
6,624	Hills Industries Ltd.	9,470
2,904	Iluka Resources Ltd.	6,982
309,926	ING Industrial Fund REIT	38,476
60,618	ING Office Fund REIT	19,363
2,569	IOOF Holdings Ltd.*	7,549
2,643	MacArthur Coal Ltd.	8,196
217,068	Macquarie CountryWide Trust REIT	49,886
236,829	Macquarie Office Trust	33,784
46,812	Minara Resources Ltd.	19,749
16,369	Mount Gibson Iron Ltd.*	7,511
1,215	New Hope Corp. Ltd.	3,765
1,116	Newcrest Mining Ltd.	24,368
1,811	Nufarm Ltd.	17,578
34,525	OZ Minerals Ltd.	18,833
91,108	Pacific Brands Ltd.	46,647
3,253	Paladin Energy Ltd.*	10,873
666	Perpetual Ltd.	15,714
2,393	Platinum Asset Management Ltd.	7,107
27,144	PMP Ltd.	8,229
3,351	Primary Health Care Ltd.	10,699

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,120	Ramsay Health Care Ltd.	$7,603
1,693	Seven Network Ltd.	7,820
19,540	Sigma Pharmaceuticals Ltd.	16,070
2,487	Sonic Healthcare Ltd.	21,326
9,521	Spotless Group Ltd.	14,277
10,327	Straits Resources Ltd.	11,612
18,415	Sunland Group Ltd.	7,546
10,216	Ten Network Holdings Ltd.	7,270
7,812	Transfield Services Ltd.	14,254
1,169	Transpacific Industries Group Ltd.	1,546
2,510	United Group Ltd.	17,652
847	West Australian Newspapers Holdings Ltd.	3,140
1,666	WorleyParsons Ltd.	22,215
		1,105,481
	Austria—1.1%
69	Agrana Beteiligungs AG	4,427
363	Andritz AG	12,359
503	A-TEC Industries AG*	5,201
12,312	Atrium European Real Estate Ltd.*	49,091
1,715	Austrian Airlines AG*	9,035
3,995	CA Immobilien Anlagen AG*	31,725
2,163	Conwert Immobilien Invest SE*	16,092
295	EVN AG	4,486
215	Flughafen Wien AG	6,443
97	Mayr-Melnhof Karton AG	6,792
165	Palfinger AG	2,369
593	RHI AG*	8,522
216	Semperit AG Holding	4,882
261	Zumtobel AG	2,331
		163,755
	Belgium—1.3%
109	Ackermans & van Haaren N.V.	6,373
361	Barco N.V.	8,265
317	Bekaert S.A.	29,462
332	Brederode S.A.	5,720
102	Cofinimmo REIT	11,202
219	Compagnie d'Entreprises CFE	7,432
438	Compagnie Maritime Belge S.A.	11,089
224	Elia System Operator S.A./N.V.	8,193
388	Euronav N.V.	5,593
276	Exmar N.V.	3,162
75	GIMV N.V.	3,748
5,871	Nyrstar	37,871
238	Omega Pharma S.A.	6,336
927	Recticel S.A.	4,035
5,243	RHJ International*	24,665
551	Telenet Group Holding N.V.*	10,679
430	Tessenderlo Chemie N.V.	12,786
		196,611

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Bermuda—0.6%
3,299	Aquarius Platinum Ltd.	$12,456
18,000	BW Offshore Ltd.*	15,416
15,000	C C Land Holdings Ltd.	4,959
4,809	Catlin Group Ltd.	24,927
1,000	China Yurun Food Group Ltd.	1,184
16,000	Citic Resources Holdings Ltd.*	2,221
4,000	Dockwise Ltd.*	4,170
69,000	HKC Holdings Ltd.	5,020
42,000	Macquarie International Infrastructure Fund Ltd.	9,595
9,000	Mongolia Energy Co. Ltd.*	2,562
138,000	Samling Global Ltd.	6,019
200,000	Titan Petrochemicals Group Ltd.*	3,073
		91,602
	British Virgin Islands—0.0%
2,363	Gem Diamonds Ltd.*	4,355
	Canada—7.7%
1,949	AGF Management Ltd., Class B	18,865
225	Agnico-Eagle Mines Ltd.	9,990
484	Astral Media, Inc.	12,840
241	Boardwalk REIT	5,548
1,653	CAE, Inc.	10,574
1,160	Calloway REIT	10,398
1,574	Cameco Corp.	36,300
582	Canadian Apartment Properties REIT	5,952
492	Canadian REIT	8,075
659	Canadian Western Bank	7,405
2,727	Canfor Corp.*	11,775
70,488	CanWest Global Communications Corp.*	16,612
5,340	Cascades, Inc.	16,405
61,867	Catalyst Paper Corp.*	13,018
433	CCL Industries, Inc., Class B	8,386
714	Centerra Gold, Inc.*	3,996
1,659	Chartwell Seniors Housing REIT	5,934
753	CML Healthcare Income Fund	8,303
416	Cogeco Cable Inc.	10,242
432	Cominar REIT	4,825
16,470	Compton Petroleum Corp.*	10,535
310	Corus Entertainment, Inc., Class B	4,149
664	Dorel Industries, Inc., Class B	12,714
3,079	Dundee Corp., Class A*	14,461
405	Dundee REIT	4,568
980	DundeeWealth, Inc.	5,469
1,112	Emera, Inc.	18,494
1,638	Ensign Energy Services, Inc.	18,957
2,238	Extendicare REIT	9,324
2,881	Fairborne Energy Ltd.*	11,397
310	First Capital Realty, Inc.	3,953

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
617	First Quantum Minerals Ltd.	$23,966
316	FirstService Corp.*	3,138
1,605	Flint Energy Services Ltd.*	9,078
1,241	Fortis, Inc.	23,136
343	Franco-Nevada Corp.	7,330
1,297	Gildan Activewear, Inc.*	14,912
2,523	Groupe Aeroplan, Inc.	16,033
2,655	H&R REIT	20,939
3,105	Harry Winston Diamond Corp.	13,093
1,419	Highpine Oil & Gas Ltd.*	6,521
2,702	HudBay Minerals, Inc.*	18,217
1,206	IAMGOLD Corp.	9,653
1,104	Industrial Alliance Insurance and Financial Services, Inc.	22,227
462	Inmet Mining Corp.	16,079
2,682	InnVest REIT	8,352
5,941	Kingsway Financial Services, Inc.	13,651
343	Laurentian Bank of Canada	8,314
4,212	Linamar Corp.	15,244
34,049	Lundin Mining Corp.*	62,190
397	MacDonald Dettwiler & Associates Ltd.*	10,359
3,099	Maple Leaf Foods, Inc.	21,962
3,825	Martinrea International, Inc.*	13,522
1,520	MDS, Inc.*	8,828
2,987	Methanex Corp.	34,544
10,576	Norbord, Inc.	11,572
223	Open Text Corp.*	7,376
10,444	OPTI Canada, Inc.*	16,966
759	Paramount Resources Ltd., Class A*	3,622
733	Primaris Retail REIT	6,441
2,771	Quadra Mining Ltd.*	15,416
892	Reitmans Canada Ltd., Class A	9,122
2,280	RONA, Inc.*	25,350
1,417	Russel Metals, Inc.	14,980
638	Saputo, Inc.	11,706
418	ShawCor Ltd., Class A	7,670
11,418	Sherritt International Corp.	49,301
775	Silver Wheaton Corp.*	5,969
1,779	Sino-Forest Corp.*	15,632
744	SNC-Lavalin Group, Inc.	21,761
2,178	Thompson Creek Metals Co. Inc.*	14,665
444	TMX Group, Inc.	11,992
539	Toromont Industries Ltd.	11,133
2,950	Torstar Corp., Class B	12,464
1,382	Transat AT, Inc., Class B	12,679
2,431	Transcontinental, Inc., Class A	14,527
1,156	Trican Well Service Ltd.	8,942
3,842	Trinidad Drilling Ltd.	15,587
11,700	Uranium One, Inc.*	32,497

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,733	Viterra, Inc.*	$20,013
603	West Fraser Timber Co. Ltd.	13,678
		1,131,813
	Cayman Islands—0.2%
7,000	Belle International Holdings Ltd.	5,333
42,000	Bosideng International Holdings Ltd.	3,393
18,000	China Fishery Group Ltd.	9,107
19,000	KWG Property Holding Ltd.	7,269
10,000	Tomson Group Ltd.	2,358
10,000	Want Want China Holdings Ltd.	4,986
		32,446
	China—0.7%
13,405	Agile Property Holdings Ltd.	9,969
91,965	Brilliance China Automotive Holdings Ltd.*	6,702
7,000	BYD Electronic International Co. Ltd.	3,553
7,000	China Dongxiang Group Co.	3,399
1,000	China High Speed Transmission Equipment Group Co. Ltd.	1,787
22,000	Country Garden Holdings Co.	7,176
13,500	Greentown China Holdings Ltd.	7,433
17,000	Kingboard Laminates Holdings Ltd.*	6,730
15,000	Nine Dragons Paper Holdings Ltd.	6,789
12,500	Shimao Property Holdings Ltd.	13,882
21,500	Shui On Land Ltd.	9,216
15,500	Soho China Ltd.	7,439
5,500	Stella International Holdings Ltd.	7,288
7,000	Sinotruk Hong Kong Ltd.	6,388
5,000	Yanlord Land Group Ltd.	4,823
		102,574
	Denmark—1.7%
234	ALK-Abello A/S	14,084
361	Alm. Brand A/S*	5,237
178	Auriga Industries, Class B	3,035
926	Bang & Olufsen A/S, Class B	6,284
111	Coloplast A/S, Class B	7,589
94	D/S Norden A/S	3,166
1,161	Dampskibsselskabet Torm A/S	10,594
2,100	DSV A/S	23,752
720	East Asiatic Co. Ltd. A/S	22,754
615	FLSmidth & Co. A/S	19,697
3,747	GN Store Nord	11,985
274	H. Lundbeck A/S	4,965
1,104	Jyske Bank A/S*	28,325
398	NKT Holding A/S*	10,854
180	Novozymes A/S, Class B	12,155
148	Rockwool International A/S, Class B	11,442
276	Schouw & Co.	3,994
215	Solar A/S	6,870

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,095	Sydbank A/S	$18,424
135	Topdanmark A/S*	15,984
83	William Demant Holding*	3,931
		245,121
	Finland—1.6%
955	Alma Media Corp.	6,407
1,733	Amer Sports Oyj, Class A	16,782
1,682	Cargotec Corp., Class B	21,814
2,516	Citycon Oyj	5,669
1,344	Finnair Oyj	7,854
953	HKScan Oyj	6,160
2,365	Huhtamaki Oyj	22,790
1,766	Kemira Oyj	14,711
499	Konecranes Oyj	10,154
199	Lemminkainen Oyj	5,184
1,515	Nokian Renkaat Oyj	23,961
2,857	Oriola-KD Oyj, Class B	8,288
782	Orion Oyj, Class B	11,342
717	Outotec Oyj	15,229
383	Poyry Oyj	4,767
1,303	Ramirent Oyj	6,314
2,092	Sponda Oyj	8,500
656	Stockmann Oyj Abp, Class B	12,322
1,314	TietoEnator Oyj	16,906
1,419	Uponor Oyj	15,817
		240,971
	France—3.0%
280	Alten, Ltd.*	5,040
3,006	Altran Technologies S.A.*	10,107
82	April Group	2,445
380	Beneteau S.A.	3,782
71	BioMerieux	5,326
50	Bonduelle S.C.A.	3,508
125	Bongrain S.A.	6,141
485	Bourbon S.A.	18,179
277	Boursorama*	2,284
3,392	Bull S.A.*	10,023
239	Bureau Veritas S.A.	9,741
1,353	Canal Plus	8,706
285	Carbone Lorraine	7,428
339	Club Mediterranee*	5,350
1,000	Compagnie Plastic-Omnium S.A.	12,325
248	Dassault Systemes S.A.	10,195
4,275	Derichebourg S.A.*	10,003
67	EDF Energies Nouvelles S.A.	2,376
1,275	Etablissements Maurel et Prom	18,738
601	Etam Developpement S.A.	9,567
1,442	Euro Disney S.C.A.*	6,576
89	Fimalac	4,226
3,165	Groupe Eurotunnel S.A.*	16,320

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
593	Groupe Steria S.C.A.	$11,325
63	Guyenne et Gascogne S.A.	5,484
8,393	Havas S.A.	26,337
29	Iliad S.A.	3,051
613	IMS-Intl Metal Service	8,747
78	Ipsen SA	3,198
232	IPSOS	5,273
638	Kaufman & Broad S.A.	14,788
102	LISI	3,886
588	Manitou BF S.A.	6,501
136	Mercialys S.A.	4,183
220	Neopost S.A.	18,658
147	Norbert Dentressangle	5,116
359	NRJ Group	2,356
74	Orpea*	3,030
73	Pierre & Vacances	4,689
254	Remy Cointreau S.A.	8,386
115	Rubis	6,533
224	Saft Groupe S.A.	6,866
444	SEB S.A.	14,987
305	Societe BIC S.A.	16,398
80	Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	6,741
1,965	SOITEC*	12,441
79	Sopra Group S.A.	2,832
47	Sperian Protection	2,370
176	Spir Communication	3,474
437	Teleperformance	12,614
695	UBISOFT Entertainment*	13,599
24	Vilmorin & Cie	2,268
406	Zodiac Aerospace	11,875
		436,392
	Germany—3.8%
3,059	Aareal Bank AG	28,530
1,981	Air Berlin PLC*	10,508
653	Alstria Office AG	4,059
170	Bauer AG	6,426
304	Bechtle AG	4,580
94	Carl Zeiss Meditec AG	1,112
342	Comdirect Bank AG	2,723
284	Demag Cranes AG	6,001
309	Deutsche Euroshop AG	8,775
776	Deutsche Wohen AG	14,151
4,718	Deutz AG	19,846
1,142	DIC Asset AG	9,107
289	Duerr AG	5,486
711	ElringKlinger AG	10,310
61	Fielmann AG	3,745
1,763	Freenet AG*	11,302
163	Fuchs Petrolub AG	9,049

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
119	GFK AG	$2,795
1,351	Gildemeister AG	13,263
228	Hamburger Hafen und Logistik AG	8,231
17,462	IKB Deutsche Industriebank AG*	18,020
267	Indus Holding AG	3,795
64	Interseroh SE	2,878
2,998	IVG Immobilien AG	25,924
1,076	Jenoptik AG*	4,936
70	Kloeckner-Werke AG	1,550
644	Koenig & Bauer AG	6,865
180	Krones AG	6,262
686	KUKA AG	9,352
16	KWS Saat AG	2,011
1,332	Leoni AG	19,748
801	Medion AG	6,178
793	MLP AG	11,115
464	MPC Muenchmeyer Petersen Capital AG	3,695
536	MTU Aero Engines Holding AG	18,076
112	MVV Energie AG	4,680
815	Norddeutsche Affinerie AG	23,127
1,020	Pfleiderer AG	5,735
3,610	Praktiker Bau- und Heimwerkermaerkte AG	26,232
15,835	Premiere AG*	38,739
54	Puma AG Rudolf Dassler Sport	11,590
489	Q-Cells SE*	10,454
32	Rational AG	3,261
366	Rhoen Klinikum AG	7,698
600	SGL Carbon AG*	17,503
356	Sixt AG	5,558
75	Software AG	4,693
316	Solarworld AG	9,021
818	Stada Arzneimittel AG	15,319
1,693	Symrise AG	23,193
246	Takkt AG	2,447
630	United Internet AG	6,620
67	Vossloh AG	6,905
371	Wincor Nixdorf AG	18,652
		561,831
	Gibraltar—0.1%
1,847	PartyGaming PLC*	7,214
	Greece—1.0%
3,235	Agricultural Bank of Greece	5,569
11,487	Alapis Holding Industrial and Commercial S.A.*	11,609
297	Athens Water Supply & Sewage (The) Co. S.A.	2,393
661	Babis Vovos International Construction S.A.*	4,278
1,579	Ellaktor SA	10,233
1,827	Elval Aluminium Process Co.	3,765

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,548	Emporiki Bank of Greece S.A.*	$11,325
198	Eurobank Properties Real Estate Investment Co.	1,827
2,713	Halcor S.A.	4,580
5,816	Intracom Holdings S.A.*	8,671
1,521	Intralot SA-Integrated Lottery Systems & Services	8,986
975	Motor Oil (Hellas) Corinth Refineries S.A.	10,310
1,585	Mytilineos Holdings S.A.	10,160
1,338	Sidenor Steel Products Manufacturing Co. S.A.	6,623
853	Titan Cement Co. S.A.	21,779
924	TT Hellenic Postbank S.A.	5,569
2,427	Viohalco	12,014
		139,691
	Guernsey—0.0%
858	Gottex Fund Management Holdings Ltd.	4,606
	Hong Kong—3.8%
2,112	ASM Pacific Technology Ltd.	9,442
1,355	Beijing Enterprises Holdings Ltd.	5,956
935	Cafe de Coral Holdings Ltd.	1,736
30,213	Champion REIT	6,944
6,587	Chaoda Modern Agriculture Holdings Ltd.	3,745
11,000	China Agri-Industries Holdings Ltd.*	5,634
4,000	China Everbright Ltd.	7,741
22,532	China Foods Ltd.	10,836
2,000	China Insurance International Holdings Co. Ltd.	3,333
4,134	China Mengniu Dairy Co. Ltd.	7,353
4,000	China Merchants China Direct Investments Ltd.*	5,098
18,715	China Power International Development Ltd.	4,208
5,168	China Resources Land Ltd.	9,243
33,799	China Travel International Investment Hong Kong Ltd.	5,899
1,392	Chong Hing Bank Ltd.	1,718
6,000	Chow Sang Sang Holdings	3,604
17,231	CNPC Hong Kong Ltd.	8,549
3,298	Dah Sing Banking Group Ltd.	2,365
2,927	Dah Sing Financial Group	8,548
29,641	Denway Motors Ltd.	12,394
17,710	Digital China Holdings Ltd.	9,666
29,328	First Pacific Co. Ltd.	13,390
8,000	Franshion Properties China Ltd.	2,151
5,495	Fubon Bank Hong Kong Ltd.	1,871
17,972	Galaxy Entertainment Group Ltd.*	4,312
23,315	Giordano International Ltd.	4,753
44,490	Global Bio-Chem Technology Group Co. Ltd.	6,040
30,000	GOME Electrical Appliances Holdings Ltd.	3,019

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,000	Great Eagle Holdings Ltd.	$11,044
10,508	Guangdong Investment Ltd.	4,329
103,848	Guangzhou Investment Co. Ltd.	16,851
144,000	Henderson Investment Ltd.	8,756
1,388	Hengan International Group Co. Ltd.	5,788
18,978	HKR International Ltd.	4,936
529	Hong Kong Aircraft Engineering Co. Ltd.	4,960
11,361	Hongkong and Shanghai Hotels (The) Ltd.	8,618
8,104	Hopewell Highway Infrastructure Ltd.	4,428
6,215	Hopewell Holdings Ltd.	15,999
14,206	Hopson Development Holdings Ltd.	10,896
11,000	Hysan Development Co. Ltd.	19,977
6,124	Industrial and Commercial Bank of China (Asia) Ltd.	7,824
42,583	Johnson Electric Holdings Ltd.	9,267
22,000	K Wah International Holdings Ltd.	3,431
9,000	Kingboard Chemical Holdings Ltd.	21,817
18,313	Kowloon Development Co. Ltd.	8,781
4,800	Lee & Man Paper Manufacturing Ltd.	3,558
3,000	Lifestyle International Holdings Ltd.	2,866
4,000	Mandarin Oriental International Ltd.	3,932
9,000	Melco International Development Ltd.	4,415
16,000	Minmetals Resources Ltd.	2,706
21,600	New World China Land Ltd.	8,407
22,560	Pacific Basin Shipping Ltd.	11,155
12,082	Public Financial Holdings Ltd.	4,215
5,943	Road King Infrastructure Ltd.	2,805
3,136	Shanghai Industrial Holdings Ltd.	10,685
95,000	Shenzhen International Holdings Ltd.	4,740
28,902	Shenzhen Investment Ltd.	8,334
38,000	Shougang Concord International Enterprises Co. Ltd.	4,214
16,174	Shun Tak Holdings Ltd.	7,137
10,379	Sinofert Holdings Ltd.	4,813
105,347	Sinolink Worldwide Holdings	8,751
18,000	Sino-Ocean Land Holdings Ltd.	13,227
12,708	Sinopec Kantons Holdings Ltd.	2,121
16,500	Sinotrans Shipping Ltd.	5,082
5,266	SmarTone Telecommunications Holdings Ltd.	3,477
3,000	Sun Hung Kai & Co. Ltd.	1,662
32,372	TCL Multimedia Technology Holdings Ltd.*	6,175
63,357	TPV Technology Ltd.	20,928
37,318	Techtronic Industries Co.	22,069
2,025	Television Broadcasts Ltd.	7,155
6,857	Texwinca Holdings Ltd.	4,173
7,982	Tianjin Development Holdings Ltd.	3,306
200	Tencent Holdings Ltd.	1,768
7,386	Tingyi Cayman Islands Holding Corp.	9,006
18,000	Tian An China Investment	5,831
2,000	Truly International Holdings	1,150

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,870	VTech Holdings Ltd.	$9,353
1,425	Wing Hang Bank Ltd.	8,415
		554,881
	Ireland—1.4%
5,265	AER Lingus*	4,384
11,120	C&C Group PLC	25,861
1,506	DCC PLC	27,269
678	FBD Holdings PLC	5,368
31,778	Fyffes PLC	12,635
2,020	Glanbia PLC	5,870
13,114	Grafton Group PLC	46,397
10,060	Greencore Group PLC	13,017
39,721	Independent News & Media PLC	13,617
4,381	Kingspan Group PLC	22,691
1,251	Origin Enterprises PLC*	2,712
309	Paddy Power PLC	5,699
34,771	Total Produce PLC	12,934
4,259	United Drug PLC	11,958
		210,412
	Israel—0.8%
371	Africa-Israel Investments Ltd.	5,811
424	Blue Square-Israel Ltd.	2,813
1,625	Clal Industries and Investments	4,641
508	Clal Insurance Enterprise Holdings Ltd.	5,921
261	Delek Automotive Systems Ltd.	2,073
1,928	Delek Real Estate Ltd.	1,881
273	Elbit Imaging Ltd.	4,928
102	Elbit Systems Ltd.	5,174
585	Elco Holdings Ltd.	3,364
1,912	First International Bank of Israel Ltd. (FTIN1)	3,143
240	First International Bank of Israel Ltd. (FTIN5)	2,007
845	Gazit Globe Ltd.	4,661
130	Harel Insurance Investments & Financial Services Ltd.	4,062
564	Jerusalem Economy Ltd.	2,365
250	Koor Industries Ltd.*	5,505
2,426	Makhteshim-Agan Industries Ltd.	10,714
4,231	Migdal Insurance & Financial Holdings Ltd.	4,691
1,494	Mizrahi Tefahot Bank Ltd.	8,293
297	Nice Systems Ltd.*	7,652
221	Osem Investments Ltd.	2,245
462	Partner Communications Co. Ltd.	7,618
39	Paz Oil Co. Ltd.	4,101
52	Property & Building Corp. Ltd.	2,714
465	Scailex Corp. Ltd.*	3,523
811	Shufersal Ltd.	2,650
243	Strauss Group Ltd.	2,271
		114,821

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Italy—2.6%
888	ACEA SpA	$11,032
423	AcegasAps SpA	2,959
388	Ansaldo STS SpA*	6,193
3,132	Arnoldo Mondadori Editore SpA	11,403
1,162	Ascopiave SpA	2,325
857	Astaldi SpA	4,667
1,116	Autostrada Torino-Milano SpA	8,061
798	Azimut Holding SpA	5,585
5,169	Banca Italease SpA*	10,060
1,595	Banca Popolare dell'Etruria e del Lazio	9,385
613	Banco di Desio e della Brianza SpA	3,546
7,488	Beni Stabili SpA	4,688
871	Brembo SpA	5,189
1,985	Bulgari SpA	10,124
2,572	Cementir Holding SpA	9,270
37,033	Cofide SpA	18,984
716	Credito Artigiano SpA	1,954
2,187	Credito Emiliano SpA	10,947
1,437	Danieli & Co. Rnc SpA	9,902
231	Danieli & Co. SpA	2,616
1,186	Davide Campari-Milano SpA	7,988
1,880	DeA Capital SpA*	3,168
1,121	Enia SpA	6,698
762	Esprinet SpA	5,635
134	Fastweb*	3,209
15,441	Gemina SpA	7,850
444	Geox SpA	3,758
1,132	Gruppo Coin SpA*	3,728
6,008	Gruppo Editoriale L'Espresso SpA	8,492
1,724	Immobiliare Grande Distribuzione REIT*	2,306
5,823	IMMSI SpA	5,487
5,356	Impregilo SpA*	15,186
3,033	Indesit Co. SpA	15,197
965	Interpump Group SpA	4,114
9,059	Iride SpA	13,328
8,566	KME Group SpA	7,358
2,105	Maire Tecnimont SpA	4,294
493	MARR SpA	3,636
350	Permasteelisa SpA	4,788
4,106	Piaggio & C. SpA	6,913
2,212	Piccolo Credito Valtellinese Scarl	17,347
2,521	Pirelli & C. Real Estate SpA	14,610
5,890	RCS MediaGroup SpA	6,790
818	Recordati SpA	4,715
6,076	Risanamento SpA	1,790
17,112	Safilo Group SpA	9,796
77,216	Seat Pagine Gialle SpA	20,112
923	Societa Iniziative Autostradali e Servizi SpA	5,191
2,952	Sogefi SpA	4,185

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,023	Sorin SpA*	$6,004
10,676	Tiscali SpA*	5,370
93	Tod's SpA	4,760
		382,693
	Japan—27.6%
3,000	77 Bank (The) Ltd.	15,410
100	ABC-Mart, Inc.	2,054
7	Accordia Golf Co. Ltd.	4,086
1,500	ADEKA Corp.	9,533
900	Aderans Holdings Co. Ltd.	8,741
1,200	Aeon Credit Service Co. Ltd.	13,718
400	Aeon Mall Co. Ltd.	5,249
1,500	Ahresty Corp.	5,125
600	Aica Kogyo Co. Ltd.	5,147
100	Aichi Bank (The) Ltd.	7,250
2,000	Aichi Machine Industry Co. Ltd.	4,776
2,000	Aichi Steel Corp.	6,631
1,000	Air Water, Inc.	8,284
600	Aisan Industry Co. Ltd.	3,686
1,100	Akebono Brake Industry Co. Ltd.	5,300
1,000	Akita Bank (The) Ltd.	3,346
200	Alpen Co. Ltd.	3,310
900	Alpine Electronics, Inc.	7,278
600	Amano Corp.	4,769
4,000	Ando Corp.	5,864
2,000	Anritsu Corp.	6,976
1,900	AOC Holdings, Inc.	11,574
400	AOKI Holdings, Inc.	3,544
1,000	Aomori Bank (The) Ltd.	3,810
1,000	Aoyama Trading Co. Ltd.	14,421
300	Arcs Co. Ltd.	3,708
1,400	Arnest One Corp.	2,334
10,400	Arrk Corp.	9,504
600	Asatsu-DK, Inc.	10,403
1,000	Asics Corp.	6,516
200	ASKUL Corp.	2,825
3,200	Atrium Co Ltd.*	4,520
400	Autobacs Seven Co. Ltd.	10,961
300	Avex Group Holdings, Inc.	2,678
1,000	Awa Bank (The) Ltd.	5,647
2,000	Bando Chemical Industries Ltd.	4,706
100	Bank of Iwate (The) Ltd.	4,825
1,000	Bank of Nagoya (The) Ltd.	4,241
1,000	Bank of Saga (The) Ltd.	3,000
600	Bank of the Ryukyus Ltd.	4,680
1,350	Belluna Co. Ltd.	4,217
400	Benesse Corp.	15,344
3,500	Best Denki Co. Ltd.	10,530
32	BIC CAMERA, INC.	8,177

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
200	Canon Electronics, Inc.	$2,293
200	Canon Finetech, Inc.	1,877
200	Capcom Co. Ltd.	3,497
200	Cawachi Ltd.	3,081
5,200	Cedyna Financial Corp.*	9,330
3,000	Central Glass Co. Ltd.	11,416
300	Chiba Kogyo Bank (The) Ltd.*	2,827
300	Chiyoda Co. Ltd.	4,177
2,000	Chiyoda Corp.	12,059
3,000	Chori Co. Ltd.	2,979
200	Chudenko Corp.	2,817
1,000	Chuetsu Pulp & Paper Co. Ltd.	2,848
1,000	Chugoku Bank (The) Ltd.	12,627
1,000	Chukyo Bank (The) Ltd.	3,213
400	Circle K Sunkus Co. Ltd.	5,627
1,300	CKD Corp.	4,802
5,000	Clarion Co. Ltd.	4,654
400	Cleanup Corp.	1,633
1,300	CMK Corp.	6,930
300	Coca-Cola Central Japan Co. Ltd.	3,655
600	Coca-Cola West Co. Ltd.	9,887
1,000	COMSYS Holdings Corp.	8,142
6,700	CSK Holdings Corp.	35,476
400	Culture Convenience Club Co. Ltd.	2,512
400	Daibiru Corp.	2,790
5,000	Daicel Chemical Industries Ltd.	21,059
1,000	Dai-Dan Co. Ltd.	4,275
8,000	Daido Steel Co. Ltd.	26,713
1,500	Daifuku Co. Ltd.	9,040
1,000	Daiichi Chuo Kisen Kaisha	2,357
1,000	Daiken Corp.	1,608
9,000	Daikyo, Inc.	11,025
1,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,114
7,000	Dainippon Screen Manufacturing Co. Ltd.	15,433
1,000	Dainippon Sumitomo Pharma Co. Ltd.	7,956
2,000	Daio Paper Corp.	18,140
1,000	Daisan Bank (The) Ltd.	2,740
3,000	Daishi Bank (The) Ltd.	11,334
1,200	DCM Japan Holdings Co. Ltd.	6,182
11,000	Denki Kagaku Kogyo Kabushiki Kaisha	24,473
100	Disco Corp.	3,017
700	Don Quijote Co. Ltd.	10,661
400	Doutor Nichires Holdings Co. Ltd.	4,938
6,000	DOWA Holdings Co. Ltd.	23,912
700	Duskin Co. Ltd.	10,909
100	Dydo Drinco, Inc.	2,661
8	eAccess Ltd.	5,252
9,000	Ebara Corp.	24,424
6,000	EDION Corp.	28,500
1,000	Ehime Bank (The) Ltd.	2,497

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Eighteenth Bank (The) Ltd.	$5,845
100	Eizo Nanao Corp.	1,620
1,000	Epson Toyocom Corp.	2,857
400	Exedy Corp.	7,458
1,000	Ezaki Glico Co. Ltd.	9,358
400	FamilyMart Co. Ltd.	11,033
400	Fancl Corp.	4,591
300	FCC Co. Ltd.	3,810
100	FP Corp.	3,506
200	Fuji Co. Ltd.	3,479
7,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	7,215
600	Fuji Oil Co. Ltd.	5,964
600	FUJI SOFT, INC.	8,536
1,000	Fujitec Co. Ltd.	3,968
200	Fujitsu Business Systems Ltd.	2,379
2,000	Fujitsu General Ltd.	5,736
2,000	Fukuda Corp.	2,734
1,000	Fukui Bank (The) Ltd.	3,143
1,000	Fukuyama Transporting Co. Ltd.	3,892
200	Funai Electric Co. Ltd.	5,701
8,000	Furukawa Co. Ltd.	7,576
3,000	Furukawa-Sky Aluminum Corp.	5,074
500	Futaba Corp.	8,950
4,700	Futaba Industrial Co. Ltd.	21,232
8	Geo Corp.	4,526
600	Glory Ltd.	11,037
2,000	Godo Steel Ltd.	5,202
170	Goldcrest Co. Ltd.	3,907
2,000	GS Yuasa Corp.	13,467
250	Gulliver International Co. Ltd.	4,946
2,000	Gunze Ltd.	6,530
1,000	H2O Retailing Corp.	6,354
500	Hamamatsu Photonics KK	10,107
400	Heiwa Corp.	3,562
400	Heiwado Co. Ltd.	4,478
1,000	Higashi-Nippon Bank (The) Ltd.	2,522
1,000	Higo Bank (The) Ltd.	5,483
200	Hikari Tsushin, Inc.	4,103
100	Hirose Electric Co. Ltd.	10,441
4,000	Hiroshima Bank (The) Ltd.	15,201
300	HIS Co. Ltd.	4,747
200	Hisamitsu Pharmaceutical Co., Inc.	5,659
5,000	Hitachi Cable Ltd.	14,089
200	Hitachi Information Systems Ltd.	3,548
900	Hitachi Koki Co. Ltd.	7,708
1,000	Hitachi Kokusai Electric, Inc.	5,785
600	Hitachi Maxell Ltd.	5,814
1,000	Hitachi Plant Technologies Ltd.	4,082
200	Hitachi Software Engineering Co. Ltd.	2,472
400	Hitachi Transport System Ltd.	4,112
17,000	Hitachi Zosen Corp.*	17,602

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Hokkan Holdings Ltd.	$2,271
3,000	Hokkoku Bank (The) Ltd.	10,184
2,000	Hokuetsu Bank (The) Ltd.	3,305
1,500	Hokuetsu Paper Mills Ltd.	6,614
300	Horiba Ltd.	5,488
1,000	Hosiden Corp.	12,306
400	House Foods Corp.	5,451
2,000	Hyakugo Bank (The) Ltd.	10,130
2,000	Hyakujushi Bank (The) Ltd.	9,184
300	Iida Home Max	1,169
600	Iino Kaiun Kaisha Ltd.	2,943
300	Inaba Denki Sangyo Co. Ltd.	6,400
3,400	Inabata & Co. Ltd.	9,169
2,000	Iseki & Co. Ltd.	5,101
8,000	Ishihara Sangyo Kaisha Ltd.*	6,006
800	Ito En Ltd.	9,819
1,300	Itochu Enex Co. Ltd.	7,206
200	Itochu Techno-Solutions Corp.	4,559
100	Itochu-Shokuhin Co. Ltd.	3,195
3,000	Itoham Foods, Inc.	9,163
7,000	Iwatani International Corp.	15,933
1,000	Iyo Bank (The) Ltd.	10,000
800	Izumi Co. Ltd.	9,208
2,000	Izumiya Co. Ltd.	10,380
6,000	Jaccs Co. Ltd.	12,663
300	Jafco Co. Ltd.	6,720
600	Japan Airport Terminal Co. Ltd.	6,045
1,000	Japan Aviation Electronics Industry Ltd.	5,299
900	Japan General Estate (The) Co. Ltd.	—
300	Japan Petroleum Exploration Co. Ltd.	11,870
2,000	Japan Pulp & Paper Co. Ltd.	5,326
4,000	Japan Radio Co. Ltd.	8,386
1,500	Japan Securities Finance Co. Ltd.	8,316
1,000	Japan Steel Works (The) Ltd.	10,856
1,000	Japan Wool Textile (The) Co. Ltd.	5,876
1,000	JGC Corp.	13,144
1,000	J-Oil Mills, Inc.	2,701
3,900	Joint Corp.	5,928
1,000	Joshin Denki Co. Ltd.	5,377
7,000	Juki Corp.	8,447
4,000	Juroku Bank (The) Ltd.	13,554
300	Kadokawa Group Holdings, Inc.	5,774
700	Kaga Electronics Co. Ltd.	6,367
1,000	Kagawa Bank (The) Ltd.	4,226
600	Kagome Co. Ltd.	9,133
1,000	Kagoshima Bank (The) Ltd.	6,718
2,000	Kamei Corp.	8,812
2,000	Kamigumi Co. Ltd.	12,876
1,000	Kandenko Co. Ltd.	6,391
2,000	Kansai Paint Co. Ltd.	10,706
4,000	Kansai Urban Banking Corp.	8,217

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
900	Kanto Auto Works Ltd.	$9,822
1,000	Kasumi Co. Ltd.	4,109
500	Kato Sangyo Co. Ltd.	6,966
7,000	Kayaba Industry Co. Ltd.	12,748
4,000	Keihan Electric Railway Co. Ltd.	16,219
800	Keihin Corp.	10,183
2,000	Keihin Electric Express Railway Co. Ltd.	15,393
2,000	Keisei Electric Railway Co. Ltd.	9,532
1,000	Keiyo Bank (The) Ltd.	3,732
400	Keiyo Co. Ltd.	1,807
2,000	Kikkoman Corp.	17,870
200	Kintetsu World Express, Inc.	4,068
1,000	Kitz Corp.	3,127
7,000	Kiyo Holdings, Inc.	8,423
200	Kobayashi Pharmaceutical Co. Ltd.	6,521
500	Kohnan Shoji Co. Ltd.	4,401
1,000	Koito Manufacturing Co. Ltd.	9,140
2,900	Kojima Co. Ltd.	10,242
500	Komeri Co. Ltd.	10,558
1,000	Komori Corp.	9,408
1,000	Konami Corp.	14,877
200	Kose Corp.	4,037
800	K's Holdings Corp.	14,454
12,000	Kumagai Gumi Co. Ltd.	6,875
4,000	Kurabo Industries Ltd.	7,824
2,000	KUREHA Corp.	8,539
6,000	Kurimoto Ltd.	5,019
600	Kurita Water Industries Ltd.	14,650
700	Kuroda Electric Co. Ltd.	4,798
2,000	Kyodo Printing Co. Ltd.	4,331
300	Kyoei Steel Ltd.	6,000
1,000	Kyowa Exeo Corp.	7,850
1,000	Kyowa Hakko Kirin Co. Ltd.	8,865
1,000	Kyudenko Corp.	6,233
200	Life Corp.	3,254
500	Lintec Corp.	6,894
2,000	Lion Corp.	9,168
300	Mabuchi Motor Co. Ltd.	13,622
200	Macnica, Inc.	2,243
4,000	Maeda Corp.	12,923
1,000	Maeda Road Construction Co. Ltd.	8,353
3,000	Makino Milling Machine Co. Ltd.	9,266
2,600	Marubun Corp.	6,587
2,000	Marudai Food Co. Ltd.	4,457
1,000	Maruetsu (The), Inc.	4,269
13,000	Maruha Nichiro Holdings, Inc.	17,178
500	Maruichi Steel Tube Ltd.	10,137
900	Marusan Securities Co. Ltd.	5,096
700	Matsui Securities Co. Ltd.	4,974
400	Matsumotokiyoshi Holdings Co. Ltd.	6,966
3,000	Meidensha Corp.	8,125

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
900	MEIJI Holdings Co. Ltd.*	$27,535
400	Meitec Corp.	5,430
1,000	Mie Bank (The) Ltd.	2,849
700	Mikuni Coca-Cola Bottling Co. Ltd.	5,360
2,000	Minato Bank (The) Ltd.	2,601
5,000	Minebea Co. Ltd.	19,425
200	Ministop Co. Ltd.	2,846
300	Miraca Holdings, Inc.	6,138
5,000	Misawa Homes Co. Ltd.*	15,109
300	MISUMI Group, Inc.	4,060
2,000	Mitsuba Corp.	6,042
1,000	Mitsubishi Logistics Corp.	9,559
6,000	Mitsubishi Paper Mills Ltd.	8,938
2,000	Mitsubishi Steel Manufacturing Co. Ltd.	4,215
11,000	Mitsui Engineering & Shipbuilding Co. Ltd.	22,582
1,000	Mitsui Home Co. Ltd.	4,479
1,000	Mitsui-Soko Co. Ltd.	3,528
1,100	Mitsumi Electric Co. Ltd.	18,313
300	Mitsuuroko Co. Ltd.	1,748
200	Miura Co. Ltd.	4,400
1,000	Miyazaki Bank (The) Ltd.	3,930
3,000	Mizuho Investors Securities Co. Ltd.	2,858
1,000	Mizuno Corp.	3,936
13	Monex Group, Inc.	4,002
900	Mori Seiki Co. Ltd.	8,702
3,000	Morinaga & Co. Ltd.	5,792
5,000	Morinaga Milk Industry Co. Ltd.	15,425
600	Musashi Seimitsu Industry Co. Ltd.	7,606
300	Musashino Bank (The) Ltd.	8,277
5,000	Nachi-Fujikoshi Corp.	9,097
3,000	Nakayama Steel Works Ltd.	7,099
2,000	Nanto Bank (The) Ltd.	10,367
200	NEC Fielding Ltd.	2,066
400	NEC Networks & System Integration Corp.	3,799
3	NET One Systems Co. Ltd.	3,789
4,000	NHK Spring Co. Ltd.	18,535
4,000	Nice Holdings, Inc.	5,995
2,000	Nichias Corp.	4,504
1,000	Nichicon Corp.	9,619
300	Nichiha Corp.	1,668
400	Nichii Gakkan Co.	3,422
4,000	Nichirei Corp.	14,030
700	NIFCO, Inc.	9,307
300	Nihon Kohden Corp.	3,296
900	Nihon Unisys Ltd.	5,670
1,000	Nippo Corp.	7,534
3,000	Nippon Chemi-Con Corp.	7,471
2,500	Nippon Coke & Engineering Co., Ltd.	2,687
2,000	Nippon Flour Mills Co. Ltd.	7,743
2,000	Nippon Kayaku Co. Ltd.	10,801
24,000	Nippon Light Metal Co. Ltd.	21,559

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,000	Nippon Metal Industry Co. Ltd.	$6,148
2,000	Nippon Paint Co. Ltd.	7,367
1,000	Nippon Road (The) Co. Ltd.	2,656
1,000	Nippon Seiki Co. Ltd.	9,041
2,000	Nippon Shokubai Co. Ltd.	12,294
2,000	Nippon Soda Co. Ltd.	6,578
6,100	Nippon Suisan Kaisha Ltd.	17,497
3,500	Nippon Yakin Kogyo Co. Ltd.	12,122
13,400	NIS Group Co. Ltd.	5,900
15,000	Nishimatsu Construction Co. Ltd.	12,955
7,000	Nishi-Nippon City Bank (The) Ltd.	14,145
3,000	Nishi-Nippon Railroad Co. Ltd.	11,012
500	Nishio Rent All Co. Ltd.	2,963
2,000	Nissan Chemical Industries Ltd.	16,720
1,000	Nissan Shatai Co. Ltd.	6,324
2,000	Nissay Dowa General Insurance Co. Ltd.	8,645
1,100	Nissen Holdings Co. Ltd.	4,232
200	Nissha Printing Co. Ltd.	5,847
2,000	Nisshin Oillio Group (The) Ltd.	7,923
2,000	Nisshinbo Holdings, Inc.	21,145
2,000	Nissin Corp.	3,627
600	Nissin Foods Holdings Co. Ltd.	16,345
800	Nissin Kogyo Co. Ltd.	9,151
100	Nitori Co. Ltd.	5,640
1,000	Nittetsu Mining Co. Ltd.	3,427
4,000	Nitto Boseki Co. Ltd.	7,695
2,000	NOF Corp.	7,419
1,100	Nomura Research Institute Ltd.	19,609
1,000	Noritake Co. Ltd.	2,827
300	Noritsu Koki Co. Ltd.	2,298
500	Noritz Corp.	6,339
200	NS Solutions Corp.	2,336
8	NTT Urban Development Corp.	6,501
30	Obic Co. Ltd.	4,082
2,000	Ogaki Kyoritsu Bank (The) Ltd.	8,834
1,000	Oita Bank (The) Ltd.	5,161
1,000	Okamura Corp.	4,898
1,000	Okasan Securities Group, Inc.	3,769
100	Okinawa Electric Power (The) Co., Inc.	4,767
2,000	OKUMA Corp.	8,820
3,000	Okumura Corp.	11,298
2,000	Onward Holdings Co. Ltd.	12,128
100	Oracle Corp. Japan	3,547
12,000	Orient Corp.*	12,000
1,100	OSG Corp.	6,942
200	Otsuka Corp.	7,456
4	Pacific Golf Group International Holdings KK	1,670
2,000	Pacific Metals Co. Ltd.	12,873
1,000	PanaHome Corp.	5,554
700	Parco Co. Ltd.	4,775
400	Paris Miki, Inc.	3,722

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
600	Park24 Co. Ltd.	$4,642
4	Pasona Group, Inc.	1,816
8,500	Penta-Ocean Construction Co. Ltd.	10,124
200	Plenus Co. Ltd.	2,759
6,000	Press Kogyo Co. Ltd.	10,520
6,000	Prima Meat Packers Ltd.	6,947
1,300	Q.P. Corp.	12,715
2,000	Rengo Co. Ltd.	10,014
500	Resorttrust, Inc.	4,846
2,000	Riken Corp.	5,280
300	Rinnai Corp.	10,486
400	Roland Corp.	4,809
600	Round One Corp.	4,443
300	Royal Holdings Co. Ltd.	3,089
5,000	Ryobi Ltd.	11,682
1,000	Ryoden Trading Co. Ltd.	4,038
200	Ryohin Keikaku Co. Ltd.	7,660
600	Ryosan Co. Ltd.	12,686
700	Ryoyo Electro Corp.	5,631
2,000	Sagami Railway Co. Ltd.	8,166
2,000	Saibu Gas Co. Ltd.	4,939
1,000	Sakai Chemical Industry Co. Ltd.	3,012
100	San-A Co. Ltd.	2,802
1,000	San-Ai Oil Co. Ltd.	3,771
6,000	Sanden Corp.	13,558
300	Sangetsu Co. Ltd.	6,584
1,000	San-in Godo Bank (The) Ltd.	7,767
4,000	Sanken Electric Co. Ltd.	12,552
1,000	Sanki Engineering Co. Ltd.	6,762
14,000	Sankyo-Tateyama Holdings, Inc.	9,856
4,000	Sankyu, Inc.	11,775
800	Sanshin Electronics Co. Ltd.	4,959
300	Santen Pharmaceutical Co. Ltd.	8,493
5,000	Sanwa Holdings Corp.	13,851
1,000	Sanyo Chemical Industries Ltd.	4,664
1,000	Sanyo Shokai Ltd.	3,263
2,000	Sanyo Special Steel Co. Ltd.	7,128
4,000	Sapporo Holdings Ltd.	16,705
1,000	Satori Electric Co. Ltd.	4,532
233	SBI Holdings, Inc.	27,904
3,000	Seiko Holdings Corp.	6,318
3,000	Seino Holdings Co. Ltd.	16,398
1,000	Senko Co. Ltd.	2,662
121,210	SFCG Co. Ltd.	—
2,000	Shiga Bank (The) Ltd.	10,817
1,000	Shikoku Bank (The) Ltd.	3,603
300	Shima Seiki Manufacturing Ltd.	6,531
600	Shimachu Co. Ltd.	10,509
1,000	Shimadzu Corp.	6,127
200	Shimamura Co. Ltd.	13,891
300	Shimano, Inc.	8,897

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
700	Shin-Etsu Polymer Co. Ltd.	$3,675
800	Shinko Electric Industries	7,907
8,000	Shinko Securities Co. Ltd.	18,698
600	Shinko Shoji Co. Ltd.	3,899
3,000	Shinmaywa Industries Ltd.	8,615
1,000	Shinwa Kaiun Kaisha Ltd.	2,562
1,000	Shionogi & Co. Ltd.	17,245
500	Shizuoka Gas Co. Ltd.	2,803
3,000	Showa Corp.	14,248
1,000	Showa Sangyo Co. Ltd.	2,710
700	Sintokogio Ltd.	4,534
9	SKY Perfect JSAT Holdings, Inc.	3,258
3,000	Snow Brand Milk Products Co. Ltd.	7,506
800	Sohgo Security Services Co. Ltd.	7,228
300	Square Enix Holdings Co. Ltd.	5,412
1,600	Stanley Electric Co. Ltd.	22,776
500	Star Micronics Co. Ltd.	4,084
1,000	Starzen Co. Ltd.	2,146
200	Sugi Holdings Co. Ltd.	3,786
300	Sumisho Computer Systems Corp.	3,523
3,000	Sumitomo Bakelite Co. Ltd.	11,936
11,000	Sumitomo Light Metal Industries Ltd.	10,321
11,500	Sumitomo Mitsui Construction Co. Ltd.*	8,897
6,000	Sumitomo Osaka Cement Co. Ltd.	13,516
80	Sumitomo Real Estate Sales Co. Ltd.	2,943
2,000	Sumitomo Warehouse (The) Co. Ltd.	7,203
100	Sundrug Co. Ltd.	1,551
1,000	Suruga Bank Ltd.	8,594
6,000	SWCC Showa Holdings Co. Ltd.	4,220
100	Sysmex Corp.	3,020
1,100	Tachi-S Co. Ltd.	7,091
1,000	Tadano Ltd.	4,404
1,000	Taihei Kogyo Co. Ltd.	3,290
300	Taikisha Ltd.	3,430
2,000	Taiyo Nippon Sanso Corp.	14,036
2,000	Taiyo Yuden Co. Ltd.	15,417
100	Takamatsu Construction Group Co. Ltd.	1,347
2,000	Takara Holdings, Inc.	9,805
1,000	Takara Standard Co. Ltd.	5,738
1,000	Takasago Thermal Engineering Co. Ltd.	7,730
200	Tecmo Koei Holdings Co. Ltd.*	1,360
5,000	Tekken Corp.*	5,235
3	T-GAIA Corp.	3,672
1,300	THK Co. Ltd.	18,072
4,000	Toa Corp.	4,825
3,000	Toagosei Co. Ltd.	7,494
1,000	Tochigi Bank (The) Ltd.	4,638
5,000	Toda Corp.	16,417
1,000	Toei Co. Ltd.	4,406
2,000	Toho Bank (The) Ltd.	7,319
900	Toho Co. Ltd. (Tokyo)	11,916

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,400	Toho Pharmaceutical Co. Ltd.	$13,576
2,000	Toho Zinc Co. Ltd.	6,676
2,000	Tokai Carbon Co. Ltd.	8,990
1,000	Tokai Corp.	3,432
900	Tokai Rika Co. Ltd.	11,851
700	Tokai Rubber Industries Ltd.	6,157
4,000	Tokai Tokyo Securities Co. Ltd.	8,887
100	Token Corp.	2,343
2,000	Tokushu Tokai Holdings Co. Ltd.	4,838
2,000	Tokuyama Corp.	11,955
2,000	Tokyo Dome Corp.	5,720
500	Tokyo Ohka Kogyo Co. Ltd.	8,480
600	Tokyo Seimitsu Co. Ltd.	6,962
1,400	Tokyo Steel Manufacturing Co. Ltd.	14,374
1,000	Tokyo Style Co. Ltd.	7,391
5,000	Tokyo Tatemono Co. Ltd.	17,021
400	Tokyo Tomin Bank (The) Ltd.	5,604
1,850	Tokyu Construction Co. Ltd.	5,037
1,000	Tomoku Co. Ltd.	1,794
1,000	Tomy Co. Ltd.	4,070
1,000	Tonami Holdings Co. Ltd.	2,350
800	Topcon Corp.	3,768
300	Toppan Forms Co. Ltd.	3,243
300	Topre Corp.	2,476
6,000	Topy Industries Ltd.	9,297
1,000	Toshiba Machine Co. Ltd.	2,975
3,000	Toshiba TEC Corp.	10,651
13,000	Toyo Construction Co. Ltd.*	6,076
1,000	Toyo Engineering Corp.	3,190
4,000	Toyo Ink Manufacturing Co. Ltd.	8,692
1,000	Toyo Kohan Co. Ltd.	3,964
9,000	Toyo Tire & Rubber Co. Ltd.	15,659
11,000	Toyobo Co. Ltd.	17,257
800	Trans Cosmos, Inc.	5,136
500	Trend Micro, Inc.	15,262
300	Trusco Nakayama Corp.	3,647
1,100	TS Tech Co. Ltd.	13,623
3,000	Tsubakimoto Chain Co.	9,864
200	Tsumura & Co.	5,490
100	Tsuruha Holdings, Inc.	2,504
3	TV Asahi Corp.	3,827
1,000	Uchida Yoko Co. Ltd.	2,686
500	Ulvac, Inc.	9,339
100	Unicharm Corp.	6,976
4,000	Uniden Corp.	12,728
500	Unipres Corp.	3,674
10,000	Unitika Ltd.	11,130
400	USC Corp.	3,279
700	Ushio, Inc.	9,104
180	USS Co. Ltd.	8,176
900	Valor Co. Ltd.	6,768

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
600	VITAL KSK HOLDINGS Inc.*	$2,964
1,000	Wacoal Holdings Corp.	12,418
200	Xebio Co. Ltd.	3,080
200	Yachiyo Bank (The) Ltd.	5,792
1,100	Yakult Honsha Co. Ltd.	18,984
1,000	Yamagata Bank (The) Ltd.	4,530
2,000	Yamaguchi Financial Group, Inc.	19,369
1,000	Yamanashi Chuo Bank (The) Ltd.	4,911
500	Yamatake Corp.	8,400
400	Yamato Kogyo Co. Ltd.	9,107
1,600	Yamazen Corp.	4,630
100	Yaoko Co. Ltd.	2,713
3,000	Yaskawa Electric Corp.	13,994
2,000	Yodogawa Steel Works Ltd.	9,117
4,800	Yokogawa Electric Corp.	24,830
5,000	Yokohama Rubber (The) Co. Ltd.	21,835
500	Yonekyu Corp.	4,762
3	Yoshinoya Holdings Co. Ltd.	3,192
9,000	Yuasa Trading Co. Ltd.	8,838
1,000	Yurtec Corp.	5,253
200	Yusen Air & Sea Service Co. Ltd.	2,317
700	Zensho Co. Ltd.	3,319
4,000	Zeon Corp.	12,273
		4,048,058
	Korea—0.0%
728	STX Pan Ocean Co. Ltd.	6,263
	Liechtenstein—0.1%
152	Liechtenstein Landesbank	7,436
88	Verwalt & Privat-Bank AG	6,911
		14,347
	Luxembourg—0.2%
7,215	Colt Telecom Group S.A.*	10,061
1,366	GAGFAH S.A.	8,552
3,942	Logwin AG*	6,304
1,104	Orco Property Group	10,661
		35,578
	Netherlands—3.3%
2,115	Aalberts Industries N.V.	16,170
754	AMG Advanced Metallurgical Group N.V.*	4,318
425	Arcadis N.V.	6,272
1,250	ASM International N.V.*	14,487
2,087	CSM	26,522
1,560	Draka Holding	16,693
176	Eriks Group N.V.	5,944
559	Eurocommercial Properties N.V. CVA REIT	16,499
285	Exact Holding N.V.	5,659
674	Fugro N.V. CVA	24,167
591	Gemalto N.V.*	18,637

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,163	Heijmans N.V. CVA*	$20,402
1,100	Imtech N.V.	17,195
1,349	Kardan N.V.	4,978
593	Koninklijke Boskalis Westminster N.V.	13,847
177	Koninklijke Vopak N.V.	7,806
3,047	Koninklijke Wessanen N.V.	13,643
426	Macintosh Retail Group N.V.	4,650
1,602	Mediq NV	15,818
601	Nieuwe Steen Investments Funds N.V. REIT	9,168
569	Nutreco Holding N.V.	19,557
8,029	OCE N.V.	50,891
662	Qiagen N.V.*	10,970
1,311	SBM Offshore N.V.	21,162
210	Sligro Food Group N.V.	4,784
120	Smit Internationale N.V.	6,767
3,767	Super De Boer*	15,133
253	Telegraaf Media Groep N.V.	3,334
397	Ten Cate N.V.	7,588
1,468	TomTom N.V.*	9,386
1,519	USG People N.V.	14,306
739	Vastned Offices/Industrial N.V. REIT	8,526
340	Vastned Retail N.V. REIT	15,039
4,278	Wavin N.V.	12,020
336	Wereldhave N.V. REIT	23,087
		485,425
	New Zealand—0.5%
9,245	Air New Zealand Ltd.	5,511
8,673	AMP NZ Office Trust	3,943
11,871	Auckland International Airport Ltd.	11,195
3,869	Contact Energy Ltd.	12,536
28,692	Fisher & Paykel Appliances Holdings Ltd.	7,494
8,874	Goodman Property Trust	4,036
12,955	Kiwi Income Property Trust REIT	6,843
7,285	Sky City Entertainment Group Ltd.	11,339
2,278	Sky Network Television Ltd.	5,293
3,798	Vector Ltd.	4,660
2,689	Warehouse Group (The) Ltd.	5,482
		78,332
	Norway—1.6%
10,000	ABG Sundal Collier Holding ASA	7,683
17,500	Acta Holding ASA	5,801
2,500	Atea ASA*	7,596
1,000	Austevoll Seafood ASA	2,935
1,351	BW GAS Ltd.*	4,201
2,000	Camillo Eitzen & Co. ASA	3,052
1,654	Cermaq ASA	9,953
12,000	DNO International ASA	10,121
600	DOF ASA	3,060
1,000	EDB Business Partner ASA	2,101
3,500	Eitzen Chemical ASA*	1,858

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
504	Ekornes ASA	$6,079
243	Fred Olsen Energy ASA	7,647
445	Golar LNG Ltd.	2,404
45,000	Marine Harvest*	20,242
7,000	Norwegian Property ASA	8,345
5,419	Petroleum Geo-Services ASA*	26,171
4,407	ProSafe SE*	18,076
450	Renewable Energy Corp A/S*	4,058
1,535	Schibsted ASA	15,911
2,903	Sparebank 1 SR Bank	10,439
2,451	Sparebanken 1 SMN	11,086
829	Stolt-Nielsen S.A.	7,224
1,300	Subsea 7, Inc.*	9,701
400	Tandberg ASA	5,618
940	TGS Nopec Geophysical Co. ASA*	6,929
1,806	Veidekke ASA	8,567
		226,858
	Portugal—0.5%
2,462	Banif, SGPS S.A.	3,563
1,718	Mota Engil, SGPS S.A.	7,433
2,841	Portucel-Empresa Produtora de Pasta e Papel S.A.	6,083
1,176	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	1,552
775	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	6,507
4,551	Sonae Industria-SGPS S.A.*	14,663
2,900	Sonaecom SGPS, S.A.*	7,207
11,077	Teixeira Duarte - Engenharia Construcoes S.A.	11,242
2,555	ZON Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	13,989
		72,239
	Singapore—2.0%
17,000	Allgreen Properties Ltd.	6,385
15,000	Ascendas REIT	13,506
24,000	CapitaCommercial Trust REIT	13,767
29,000	CapitaMall Trust REIT	24,321
13,000	CDL Hospitality Trusts REIT	5,067
1,000	Cerebos Pacific Ltd.	1,888
113,000	Chartered Semiconductor Manufacturing Ltd.*	12,538
21,000	ComfortDelGro Corp. Ltd.	20,065
6,000	Cosco Corp. Singapore Ltd.	4,100
17,000	First Ship Lease Trust	4,352
13,000	Fortune REIT	5,024
84,240	Golden Agri-Resources Ltd.	20,834
2,000	Guocoland Ltd.	1,548
2,000	Haw Par Corp. Ltd.	5,128
6,000	Hong Leong Asia Ltd.	2,922

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,000	Hotel Properties Ltd.	$2,757
5,000	Indofood Agri Resources Ltd.*	3,055
7,000	Keppel Land Ltd.	8,072
3,000	Kim Eng Holdings Ltd.	3,009
3,000	K-REIT Asia	1,352
22,000	Mapletree Logistics Trust	6,376
4,000	MobileOne Ltd.	3,978
11,300	Olam International Ltd.	13,356
5,000	Parkway Holdings Ltd.	4,053
6,000	SembCorp Marine Ltd.	8,466
2,000	SIA Engineering Co. Ltd.	2,654
3,000	Singapore Airport Terminal Services Ltd.	2,651
6,000	Singapore Exchange Ltd.	25,224
2,000	Singapore Land Ltd.	4,683
12,000	Singapore Post Ltd.	6,161
3,000	SMRT Corp. Ltd.	3,138
4,000	StarHub Ltd.	4,935
15,000	STATS ChipPAC Ltd.*	4,259
12,000	UOL Group Ltd.	17,909
5,000	Venture Corp. Ltd.	20,048
11,000	Wing Tai Holdings Ltd.	6,518
		294,099
	Spain—2.3%
590	Abengoa S.A.	10,185
1,766	Antena 3 de Television S.A.	9,616
468	Banco de Valencia S.A.	4,287
3,221	Banco Pastor S.A.	21,441
1,794	Bankinter S.A.	21,238
744	Bolsas y Mercados Espanoles	20,816
347	Campofrio Food Group S.A.	3,074
315	Cementos Portland Valderrivas S.A.	9,465
503	Cie Automotive S.A.	2,145
1,570	Cintra Concesiones de Infraestructuras de Transporte S.A.	8,593
260	Codere S.A.*	2,017
20	Construcciones y Auxiliar de Ferrpcarriles S.A.	7,278
309	Corp Financiera Alba	13,332
1,491	Ebro Puleva S.A.	21,249
21,657	Ercros S.A.*	4,281
878	Fluidra S.A.	2,679
427	Grifols S.A.	7,504
795	Grupo Catalana Occidente S.A.	11,739
3,082	Grupo Empresarial Ence S.A.	10,757
901	Indra Sistemas S.A.	17,847
16,489	La Seda de Barcelona S.A., Class B*	8,213
367	Laboratorios Almirall S.A.	3,317
4,759	NH Hoteles S.A.	22,626
1,302	Obrascon Huarte Lain S.A.	17,528
93	Pescanova S.A.	3,143
5,460	Promotora de Informaciones S.A.	14,918

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
220	Prosegur Cia de Seguridad S.A.	$6,292
2,678	Realia Business S.A.	7,759
1,783	Sol Melia S.A.	8,788
593	SOS Cuetara S.A.	3,386
158	Tecnicas Reunidas S.A.	5,580
1,804	Tubos Reunidos S.A.	4,645
601	Uralita S.A.	3,408
2,229	Vocento S.A.	12,340
		331,486
	Sweden—3.4%
433	AarhusKarlshamn AB	6,003
2,335	Alfa Laval AB	20,657
441	Axfood AB	9,155
3,938	Billerud AB	18,722
380	Cardo AB	8,389
951	Castellum AB	5,990
1,302	D Carnegie AB	2,158
18,305	Eniro AB	40,224
4,094	Fabege AB	17,182
1,713	Getinge AB, Class B	19,873
719	Hakon Invest AB	6,908
1,494	Haldex AB	7,907
2,511	Hexagon AB, Class B	19,111
889	Hufvudstaden AB, Class A	5,303
442	Intrum Justitia AB	3,836
1,870	JM AB	12,797
2,128	Klovern AB	4,661
3,402	Kungsleden AB	16,978
2,110	Lindab International AB	18,280
2,420	Lundin Petroleum AB*	15,717
1,245	Meda AB, Class A	8,283
1,298	Modern Times Group AB, Class B	35,070
9,412	Niscayah Group AB	12,348
3,049	Nobia AB	11,643
565	Oresund Investment AB	6,214
3,872	Peab AB	16,205
1,601	Ratos AB, Class B	27,374
1,250	Saab AB, Class B	8,443
1,170	Swedish Match AB	16,675
22,084	Trelleborg AB, Class B*	90,050
654	Wallenstam Byggnads AB, Class B	7,138
		499,294
	Switzerland—3.7%
120	Actelion Ltd.*	5,479
658	AFG Arbonia-Forster Holding	7,887
36	Allreal Holding AG	3,805
595	Aryzta AG*	17,270
4	Athris Holding AG*	2,718
366	Bank Sarasin & Cie AG, Class B	8,743
26	Banque Cantonale Vaudoise	8,891

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17	Barry Callebaut AG	$8,169
139	Basler Kantonalbank	13,996
580	BB Medtech AG	18,348
1	Bell Holding AG	1,188
198	Bobst Group AG	4,944
152	Bucher Industries AG	12,412
235	Charles Voegele Holding AG	6,571
58	Daetwyler Holding AG	2,002
233	Dufry Group	6,220
594	EFG International AG	7,201
34	Emmi AG	3,407
162	EMS-Chemie Holding AG	12,299
24	Financiere Tradition	2,240
24	Flughafen Zuerich AG	5,049
69	Forbo Holding AG	11,519
22	Galenica AG	6,346
224	Geberit AG	23,923
148	Georg Fischer AG*	24,890
457	Implenia AG*	10,352
35	Jelmoli Holding AG	11,616
34	Kaba Holding AG, Class B	6,556
491	Kudelski S.A.	7,032
37	Kuoni Reisen Holding AG, Class B	10,713
2	Lindt & Spruengli AG-Bearer	3,208
1,718	Logitech International S.A.*	23,008
204	Lonza Group AG	18,754
3	Metall Zug AG, Class B	5,214
2,234	Micronas Semiconductor Holding*	7,186
739	Nobel Biocare Holding AG	15,097
568	OC Oerlikon Corp. AG*	32,511
57	Partners Group Holding AG	4,991
299	PSP Swiss Property AG	14,083
155	PubliGroupe AG	9,741
153	Rieter Holding AG	22,688
960	Schmolz + Bickenbach AG	18,753
16	Schweizerische National- Versicherungs-Gesellschaft	6,950
15	Sika AG	13,637
236	Sonova Holding AG	15,366
15	St. Galler Kantonalbank	5,319
21	Straumann Holding AG	3,848
388	Sulzer AG	21,132
145	Swiss Prime Site AG*	6,808
72	Valora Holding AG	12,604
457	Vontobel Holding AG	10,164
		542,848
	Taiwan—0.0%
6,000	Uni-President China Holdings Ltd.*	3,014

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United Kingdom—14.9%
5,420	Aberdeen Asset Management PLC	$10,528
950	Admiral Group PLC	12,725
1,948	Aggreko PLC	16,548
5,947	ARM Holdings PLC	10,462
3,451	Ashmore Group PLC	11,485
27,796	Ashtead Group PLC	25,769
1,341	Atkins WS PLC	12,116
454	Autonomy Corp. PLC*	9,540
1,593	Babcock International Group	10,236
17,423	BBA Aviation PLC	26,945
5,702	Beazley Group PLC	8,503
2,558	Bellway PLC	26,994
1,171	Berkeley Group Holdings PLC	16,868
1,612	Big Yellow Group PLC REIT	6,534
6,675	Bodycote PLC	14,113
2,689	Bovis Homes Group PLC	18,241
7,749	Brit Insurance Holdings PLC	21,084
4,180	Britvic PLC	16,117
30,921	Brixton PLC	13,176
1,959	BSS Group PLC	9,220
4,575	Burberry Group PLC	27,277
340	Cairn Energy PLC*	10,678
2,186	Capita Group (The) PLC	22,077
6,017	Carillion PLC	23,539
952	Carpetright PLC	8,116
226,528	Cattles PLC	23,094
2,288	Charter International PLC	18,856
10,585	Chaucer Holdings PLC	6,435
2,799	Close Brothers Group PLC	25,909
777	CLS Holdings PLC*	3,455
7,177	Cobham PLC	18,624
6,395	Collins Stewart PLC	8,922
6,041	Computacenter PLC	13,487
101,609	Cookson Group PLC	29,073
1,100	Croda International PLC	8,791
2,097	CSR PLC*	8,087
99	Daejan Holdings PLC	3,045
4,453	Dairy Crest Group PLC	20,415
631	Dana Petroleum PLC*	11,686
5,030	Davis Service Group PLC	19,437
843	De La Rue PLC	11,969
27,642	Debenhams PLC	37,244
1,874	Derwent London PLC REIT	23,121
27,119	Dimension Data Holdings PLC	20,393
19,960	DS Smith PLC	22,811
10,740	Electrocomponents PLC	25,031
11,032	Elementis PLC	4,221
643	Euromoney Institutional Investor PLC	2,392
4,691	F&C Asset Management PLC	5,379

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,262	Fenner PLC	$6,631
3,021	Ferrexpo PLC	6,489
4,240	Filtrona PLC	7,471
6,098	Findel PLC	13,740
605	Forth Ports PLC	8,734
45,005	Galiform PLC	20,962
16,821	Galliford Try PLC	13,478
3,573	Game Group PLC	10,411
1,114	Go-Ahead Group PLC	20,963
3,513	Grainger PLC	8,698
3,509	Great Portland Estates PLC REIT	15,853
3,072	Greene King PLC	28,244
126	Greggs PLC	6,429
3,013	Halfords Group PLC	14,772
3,616	Halma PLC	9,502
21,220	Hays PLC	28,215
2,182	Headlam Group PLC	9,010
4,143	Hiscox Ltd.	20,544
8,825	HMV Group PLC	18,568
572	Hochschild Mining PLC	1,885
549	Homeserve PLC	9,953
1,994	Hunting PLC	13,636
1,913	IG Group Holdings PLC	6,198
5,907	IMI PLC	31,021
6,401	Informa PLC	28,023
2,414	Inmarsat PLC	17,239
4,427	Intermediate Capital Group PLC	31,649
5,667	International Personal Finance	12,172
4,663	Interserve PLC	14,089
782	Intertek Group PLC	11,744
26,763	Invista Foundation Property Trust Ltd. REIT	12,221
1,470	Jardine Lloyd Thompson Group PLC	9,587
63,252	JJB Sports PLC	23,376
4,076	John Wood Group PLC	14,290
154,362	Johnston Press PLC	27,830
29,383	Kcom Group PLC	11,712
937	Keller Group PLC	8,212
975	Kier Group PLC	14,116
11,176	Laird Group PLC	25,553
4,969	Luminar Group Holdings PLC	10,081
7,005	Marshalls PLC	11,560
9,755	Marston's PLC	24,592
3,585	Mcbride PLC	6,692
10,166	Meggitt PLC	26,985
5,294	Melrose PLC	7,314
2,460	Michael Page International PLC	9,995
1,915	Millennium & Copthorne Hotels PLC	6,226
6,609	Misys PLC	13,511
3,733	Mitie Group	11,516
6,498	Morgan Crucible Co.	10,832
955	Morgan Sindall PLC	8,630

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
978	Mothercare PLC	$5,526
2,201	N Brown Group PLC	7,634
19,364	Northern Foods PLC	17,663
21,714	Northgate PLC	46,895
4,904	Northumbrian Water Group PLC	16,138
16,169	Paragon Group of Cos. PLC	15,893
3,630	Pennon Group PLC	23,778
1,856	Peter Hambro Mining PLC	17,349
1,011	Petrofac Ltd.	8,543
5,703	Premier Farnell PLC	12,932
722	Premier Oil PLC*	11,080
1,923	Provident Financial PLC	23,987
1,796	PZ Cussons PLC	4,229
7,261	QinetiQ PLC	14,206
5,872	Redrow PLC	17,323
8,270	Regus PLC	9,379
3,186	Restaurant Group PLC	7,517
625	Robert Wiseman Dairies PLC	3,203
1,697	Savills PLC	7,035
3,282	Serco Group PLC	17,736
1,836	Shaftesbury PLC REIT	9,486
9,689	Shanks Group PLC	13,976
41,442	SIG PLC	97,745
9,818	Smiths News PLC	14,516
4,317	Southern Cross Healthcare Ltd.	6,494
1,579	Spectris PLC	13,725
3,377	Speedy Hire PLC	11,888
651	Spirax-Sarco Engineering PLC	8,216
8,395	Sports Direct International PLC	8,510
916	SSL International PLC	6,433
10,162	St. Ives Group PLC	9,629
1,810	St. James's Place PLC	4,497
1,475	St. Modwen Properties PLC	3,785
10,275	Stagecoach Group PLC	19,805
23,512	TT electronics PLC	9,862
4,879	Tullett Prebon PLC	19,164
1,753	Tullow Oil PLC	20,728
3,568	UK Coal PLC*	6,300
332	Ultra Electronics Holdings	5,831
1,653	Venture Production PLC*	19,528
1,363	VT Group PLC	9,291
2,728	Weir Group (The) PLC	19,384
1,742	Wetherspoon (J.D.) PLC	10,503
2,572	WH Smith PLC	15,878
6,790	Wincanton PLC	15,978
206,912	Woolworths Group PLC	—
41,465	Workspace Group PLC REIT	9,319
1,318	Xchanging PLC	3,602
6,579	Yule Catto & Co. PLC	6,101
		2,190,142

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—0.1%
328	Perrigo Co.	$8,886
	Total Common Stocks and Other Equity Interests (Cost $20,170,069)	14,564,139
	Preferred Stocks—0.4%
	Germany—0.4%
461	Draegerwerk AG & Co. KGaA	11,416
76	Dyckerhoff AG	4,155
90	Fuchs Petrolub AG	4,381
689	Hugo Boss AG	13,859
1,408	Jungheinrich AG	16,813
759	Sixt AG	9,744
		60,368
	Hong Kong—0.0%
5,495	Fubon Bank Hong Kong Ltd.	—
	Total Preferred Stocks (Cost $107,573)	60,368
	Rights—0.3%
	Spain—0.0%
468	Banco de Valencia, expiring 05/12/09*	81
	Sweden—0.3%
15,192	Trelleborg AB, expiring 05/19/09*	39,986
	Total Rights (Cost $15,427)	40,067
	Warrants—0.0%
	Bermuda—0.0%
6,900	HKC Holdings, expiring 05/26/11*	151
	Cayman Island—0.0%
479	Hong Kong Energy Holdings, expiring 05/11/11*	8
	Total Warrants (Cost $0)	159
	Total Investments (Cost $20,293,069)—99.8%	14,664,733
	Other assets less liabilities—0.2%	30,238
	Net Assets—100.0%	$14,694,971

REIT - Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Emerging Markets Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Financials	20.6
Energy	20.5
Materials	17.3
Telecommunications Services	14.7
Information Technology	14.0
Utilities	6.8
Industrials	3.4
Consumer Staples	1.7
Consumer Discretionary	0.8
Other	0.2

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Argentina—0.1%
111,859	Petrobras Energia Participaciones S.A., Class B	$72,133
	Brazil—10.8%
22,710	Aracruz Celulose S.A. ADR	271,157
106,955	Banco Bradesco S.A. ADR	1,313,407
3,616	Brasil Telecom Participacoes S.A. ADR	140,879
5,204	Brasil Telecom S.A. ADR	96,898
28,376	Braskem S.A. ADR	160,892
25,391	Centrais Eletricas Brasileiras S.A. ADR	332,114
5,077	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	163,936
6,723	Cia de Bebidas das Americas ADR	379,043
2,481	Cia de Saneamento Basico do Estado de Sao Paulo ADR	70,014
13,322	Cia Energetica de Minas Gerais S.A. ADR	200,496
13,874	Cia Paranaense de Energia ADR	173,980
14,757	Cia Siderurgica Nacional S.A. ADR	273,300
71,991	Cia Vale do Rio Doce ADR	1,188,572
398	CPFL Energia S.A. ADR	18,113
13,720	Empresa Brasileira de Aeronautica S.A. ADR	222,538
99,243	Gerdau S.A. ADR	704,625
131,956	Itau Unibanco Banco Multiplo S.A. ADR	1,811,756
23,554	Petroleo Brasileiro S.A. ADR	790,708
68,570	Petroleo Brasileiro S.A. Sponsored ADR	1,850,018
26,433	Tele Norte Leste Participacoes S.A. ADR	411,034
3,126	Telecomunicacoes de Sao Paulo S.A. ADR	67,803
8,074	Tim Participacoes S.A. ADR	134,513
5,570	Vivo Participacoes S.A. ADR	88,897
23,552	Votorantim Celulose e Papel S.A. ADR*	205,844
		11,070,537

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Chile—0.6%
2,007	Banco de Chile ADR	$72,714
1,690	Banco Santander Chile S.A. ADR	59,843
4,387	Empresa Nacional de Electricidad S.A., ADR	168,241
17,839	Enersis S.A. ADR	267,407
		568,205
	China—21.3%
404,000	Air China Ltd., H-Shares	191,831
642,000	Aluminum Corp. of China Ltd., H-Shares	492,881
196,000	Angang Steel Co Ltd., H-Shares	236,713
5,150,000	Bank of China Ltd., H-Shares	1,927,060
265,000	Bank of Communications Co. Ltd., H-Shares	215,757
640,000	China Citic Bank, H-Shares	294,807
231,000	China Coal Energy Co., H-Shares	200,892
74,000	China Communications Construction Co. Ltd., H-Shares	89,180
357,000	China Construction Bank Corp., H-Shares	208,208
441,000	China COSCO Holdings Co. Ltd., H-Shares	363,604
302,000	China Life Insurance Co. Ltd., H-Shares	1,065,747
192,000	China Merchants Bank Co. Ltd., H-Shares	347,327
4,594,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	3,603,997
143,000	China Railway Construction Corp. Ltd., H-Shares*	199,274
640,000	China Railway Group Ltd., H-Shares*	441,797
440,500	China Shenhua Energy Co. Ltd., H-Shares	1,236,218
979,000	China Shipping Container Lines Co. Ltd., H-Shares	237,482
116,000	China Shipping Development Co. Ltd., H-Shares	134,408
738,000	China Southern Airlines Co. Ltd., H-Shares*	174,260
730,000	China Telecom Corp. Ltd., H-Shares	362,638

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
382,000	Datang International Power Generation Co. Ltd., H-Shares	$185,328
104,000	Dongfeng Motor Group Co. Ltd., H-Shares	78,368
456,000	Huaneng Power International, Inc., H-Shares	311,839
3,347,000	Industrial & Commercial Bank of China, H-Shares	1,926,107
130,000	Jiangxi Copper Co. Ltd., H-Shares	154,655
482,000	Maanshan Iron & Steel Co. Ltd., H-Shares	198,394
6,876,000	PetroChina Co. Ltd., H-Shares	6,086,252
104,000	PICC Property & Casualty Co. Ltd., H-Shares	59,447
65,000	Ping An Insurance (Group) Co. of China Ltd., H-Shares	406,766
408,000	Shanghai Electric Group Co. Ltd., H-Shares	147,404
568,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	194,948
190,000	Yanzhou Coal Mining Co. Ltd., H-Shares	179,700
		21,953,289
	Hungary—0.6%
51,722	Magyar Telekom Telecommunications PLC ADR	598,941
	India—4.5%
8,691	HDFC Bank Ltd. ADR	643,308
69,764	ICICI Bank Ltd. ADR	1,439,231
36,373	Infosys Technologies Ltd. ADR	1,120,652
44,099	Sterlite Industries India Ltd. ADR	374,401
13,614	Tata Communications Ltd. ADR	313,939
68,865	Tata Motors Ltd. ADR	530,949
26,223	Wipro Ltd. ADR	245,972
		4,668,452
	Indonesia—1.0%
7,153	Indosat Tbk PT ADR	186,336
28,705	Telekomunikasi Indonesia Tbk PT ADR	824,981
		1,011,317
	Korea—28.0%
493,608	Korea Electric Power Corp. ADR*	5,271,733
179,067	KT Corp. ADR	2,564,240
217,458	LG Philips LCD Co. Ltd. ADR	2,672,559
127,448	POSCO ADR	9,809,673
126,332	Shinhan Financial Group Co. Ltd. ADR	6,234,484
145,554	SK Telecom Co. Ltd. ADR	2,280,831
		28,833,520
	Luxembourg—0.1%
10,647	Tenaris S.A.	135,886
	Mexico—5.0%
49,600	Alfa SAB de CV, Class A	85,632
487,100	America Movil SAB de CV, Series L	792,141
72,900	Carso Global Telecom SAB de CV, Series A1*	260,070

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,024,300	Cemex SAB de CV*	$753,135
64,100	Coca-Cola Femsa SAB de CV, Series L	251,595
128,600	Fomento Economico Mexicano SAB de CV	361,998
12,800	Grupo Bimbo SAB de CV, Series A	57,207
32,100	Grupo Carso SAB de CV, Series A1	82,792
135,200	Grupo Financiero Banorte SAB de CV, Class O	207,588
16,500	Grupo Financiero Inbursa S.A., Class O	44,008
550,028	Grupo Mexico SAB de CV, Series B	424,242
100,100	Grupo Modelo SAB de CV, Series C	290,432
66,900	Grupo Televisa S.A., Series CPO	206,065
18,400	Organizacion Soriana SAB de CV, Class B*	32,562
940,800	Telefonos de Mexico SAB de CV	749,385
753,600	Telmex Internacional SAB de CV, Class L	391,128
68,200	Wal-Mart de Mexico SAB de CV, Series V	184,358
		5,174,338
	Philippines—0.0%
1,076	Philippine Long Distance Telephone Co. ADR	49,356
	Russia—6.8%
131,915	Gazprom OAO ADR	2,358,640
42,844	LUKOIL ADR	1,890,277
62,676	MMC Norilsk Nickel ADR	517,077
7,617	Mobile Telesystems OJSC ADR	252,427
56,270	Rosneft Oil Co. GDR	295,418
25,039	Severstal GDR	97,652
23,038	Sistema JSFC GDR	198,127
97,996	Surgutneftegaz ADR	700,671
7,318	Tatneft GDR	457,375
2,572	Unified Energy System GDR*	6,816
99,656	VTB Bank OJSC GDR	183,367
		6,957,847
	South Africa—6.3%
15,036	ABSA Group Ltd.	174,640
4,346	AngloGold Ashanti Ltd.*	134,232
3,235	Anglo Platinum Ltd.	174,798
76,205	Apexhi Properties Ltd., Class A	131,710
76,205	Apexhi Properties Ltd., Class B	159,580
12,040	ArcelorMittal South Africa Ltd.	113,635
36,380	Aveng Ltd.	140,348
48,192	Barloworld Ltd.	204,679
25,188	Bidvest Group Ltd.	267,444
247,707	FirstRand Ltd.	381,369
15,199	Gold Fields Ltd.	158,423
28,951	Impala Platinum Holdings Ltd.	559,636
30,841	Imperial Holdings Ltd.	198,299
23,636	Investec Ltd.	112,934
93,791	Mondi Ltd.	315,357
35,456	MTN Group Ltd.	464,311
7,817	Naspers Ltd., Class N	160,301

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,051	Nedbank Group Ltd.	$144,219
29,293	Remgro Ltd.	250,552
41,391	RMB Holdings Ltd.	109,383
165,587	Sanlam Ltd.	310,613
59,459	Sappi Ltd.	159,867
18,979	Sasol Ltd.	577,683
68,752	Standard Bank Group Ltd.	669,168
109,620	Steinhoff International Holdings Ltd.	132,171
22,694	Telkom S.A. Ltd.	287,147
		6,492,499
	Taiwan—12.3%
341,912	Advanced SemiConductor Engineering, Inc. ADR	1,035,993
161,492	AU Optronics Corp. ADR	1,752,188
118,579	Chunghwa Telecom Co. Ltd. ADR	2,241,143
109,813	Siliconware Precision Industries Co. ADR	820,303
445,590	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,709,887
685,027	United Microelectronics Corp. ADR	2,089,332
		12,648,846
	Thailand—1.1%
29,400	Advanced Info. Service PCL	66,297
36,000	Bangkok Bank PCL	87,563
1,118,900	IRPC PCL	90,134
43,700	Kasikornbank PCL	69,414
253,300	Krung Thai Bank PCL	38,079
411,300	PTT Aromatics & Refining PCL	167,997
38,500	PTT Chemical PCL	45,866
28,800	PTT Exploration & Production PCL	84,550
46,300	PTT PCL	248,868
22,400	Siam Cement PCL	77,515
36,000	Siam Commercial Bank PCL	61,523
75,800	Thai Oil PCL	69,339
		1,107,145
	Turkey—1.3%
103,519	Turkcell Iletism Hizmet AS ADR	1,314,691
	Total Investments (Cost $111,168,575)—99.8%	102,657,002
	Other assets less liabilities—0.2%	208,451
	Net Assets—100.0%	$102,865,453

ADR American Depositary Receipt

GDR Global Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Europe Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Financials	39.3
Consumer Discretionary	11.2
Energy	9.5
Industrials	8.5
Materials	8.2
Consumer Staples	6.2
Telecommunication Services	6.0
Utilities	4.8
Health Care	3.9
Information Technology	2.1
Money Market Fund	0.0
Other	0.3

Schedule of Investments

PowerShares FTSE RAFI Europe Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.6%
	Austria—0.8%
498	Erste Group Bank AG	$10,407
1,713	Immoeast AG*	3,867
2,069	Immofinanz Immobilien Anlagen AG	4,011
20	Oesterreichische Post AG	584
154	OMV AG	4,778
63	Raiffeisen International Bank Holding AG	2,175
66	Strabag SE	1,529
243	Telekom Austria AG	3,201
23	Uniqa Versicherungen AG	449
19	Oesterreichische Elektrizitaetswirtschafts AG, Class A	781
28	Vienna Insurance Group	1,093
260	Voestalpine AG	4,982
219	Wienerberger AG	2,581
		40,438
	Belgium—2.2%
632	Agfa Gevaert N.V.*	1,415
208	Anheuser - Busch InBev N.V.	6,376
100	Belgacom S.A.	2,912
4	Colruyt S.A.	911
87	Delhaize Group	5,877
3,151	Dexia S.A.	15,305
6	D'ieteren S.A.	1,144
19,262	Fortis	47,421
650	Fortis Strip VVPR*	1
60	Groupe Bruxelles Lambert S.A.	4,332
84	KBC Ancora	1,263
744	KBC Groep N.V.	16,379
73	M6-Metropole Television	1,367

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9	Mobistar S.A.	$539
23	Nationale A Portefeuille	1,110
13	Sofina S.A.	984
43	Solvay S.A.	3,692
77	UCB S.A.	2,099
136	Umicore	2,669
		115,796
	Bermuda—0.1%
195	Banco Espirito Santo S.A.	956
100	Frontline Ltd.	1,975
200	Seadrill Ltd.	2,131
		5,062
	Denmark—1.8%
1	A P Moller - Maersk A/S, Class A	5,721
1	A P Moller - Maersk A/S, Class B	5,818
76	Carlsberg A/S, Class B	3,659
42	Danisco A/S	1,378
1,927	Danske Bank A/S	21,168
110	Novo Nordisk A/S, Class B	5,242
16	TrygVesta A/S	877
35	Vestas Wind Systems A/S*	2,275
3,334	UBS AG	45,894
		92,032
	Finland—1.9%
148	Elisa Oyj	1,962
249	Fortum Oyj	5,030
137	KESKO Oyj, Class B	3,568
66	Kone Oyj, Class B	1,806
266	Metso Oyj	4,079

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,687	M-real Oyj, Class B	$2,653
2,714	Nokia Oyj	38,606
175	Outokumpu Oyj	2,611
117	Rautaruukki Oyj	2,180
513	Sampo Oyj, Class A	9,585
52	Sanoma Oyj	686
1,829	Stora Enso Oyj, Class R	10,456
963	UPM-Kymmene Oyj	8,631
77	Wartsila Oyj, Class B	2,543
215	YIT Oyj	2,058
		96,454
	France—14.8%
101	Accor S.A.	4,280
14	Aeroports de Paris	807
491	Air France-KLM	5,460
107	Air Liquide S.A.	8,720
5,604	Alcatel-Lucent*	14,192
92	Alstom S.A.	5,744
152	Arkema	3,511
73	Atos Origin S.A.	2,254
4,722	AXA S.A.	79,457
1,335	BNP Paribas	70,386
8	Bollore*	1,023
274	Bouygues S.A.	11,706
110	Cap Gemini S.A.*	4,118
694	Carrefour S.A.*	28,182
42	Casino Guichard Perrachon S.A.	2,624
64	Christian Dior S.A.	4,295
150	Cie Generale de Geophysique-Veritas*	2,170
11	Ciments Francais S.A.	998
56	CNP Assurances	4,422
160	Compagnie Generale des Etablissements Michelin, Class B	8,203
1,271	Credit Agricole S.A.	18,612
71	Eiffage S.A.	3,669
134	Electricite de France	6,216
2,942	Enterprise Inns PLC	7,080
5	Eramet	1,075
58	Essilor International S.A.	2,503
6	Esso S.A. Francaise	642
22	Euler Hermes S.A.	1,075
56	Eurazeo	2,291
33	Eutelsat Communications	716
73	Faurecia*	801
20	Fonciere Des Regions REIT	1,097
1,552	France Telecom S.A.	34,506
392	GDF Suez	14,100
25	Gecina S.A. REIT	1,370
188	DANONE S.A.	8,956
13	Hermes International	1,727
30	Imerys S.A.	1,243

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
701	Invensys PLC*	$2,051
41	JC Decaux S.A.	584
38	Klepierre REIT	846
289	Lafarge S.A.	16,333
146	Lagardere S.C.A	4,590
68	Legrand S.A.	1,367
95	L'Oreal S.A.	6,807
150	LVMH Moet Hennessy Louis Vuitton S.A.	11,342
2,171	Natixis	4,923
48	Nexans S.A.	2,227
40	Nexity	1,292
136	Next PLC	3,258
80	PagesJaunes Groupe	870
107	Pernod-Ricard S.A.	6,330
9,327	Pirelli & C. SpA	3,634
856	PSA Peugeot S.A.	19,797
76	Publicis Groupe	2,326
120	Rallye S.A.	2,443
1,030	Renault S.A.	33,076
185	Rexel S.A.	1,538
393	Rhodia S.A.	2,263
10	Sa des Ciments Vicat	536
170	Safran S.A.	2,032
502	Sanofi-Aventis S.A.	29,115
159	Schneider Electric S.A.	12,118
113	SCOR SE	2,375
119	Sequana	841
5	Societe des Autoroutes Paris-Rhin-Rhone	322
15	Societe Fonciere Financiere et de Participations	589
862	Societe Generale	44,122
185	Societe Television Francaise 1	1,735
69	Sodexo S.A.	3,320
320	Suez Environnement S.A.*	4,885
77	Technip S.A.	3,313
46	Thales S.A.	1,911
1,629	Total S.A.	81,632
49	Unibail-Rodamco REIT	7,318
269	Valeo S.A.	5,552
42	Vallourec S.A.	4,598
535	Veolia Environnement	14,678
338	Vinci S.A.	15,165
857	Vivendi S.A.	23,079
41	Wendel	1,506
		758,870
	Germany—13.3%
116	Adidas AG	4,389
704	Allianz SE	65,059
1,113	Arcandor AG*	2,652
5	Axel Springer AG	364
964	BASF SE	36,434
348	Bayer AG	17,324

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
527	Bayerische Motoren Werke (BMW) AG	$18,288
39	BayWa AG	981
19	Beiersdorf AG	784
39	Bilfinger Berger AG	1,855
130	Celesio AG	2,888
3,591	Commerzbank AG	24,452
2,391	Daimler AG	85,848
1,530	Deutsche Bank AG	81,715
64	Deutsche Boerse AG	4,735
394	Deutsche Lufthansa AG	5,034
1,567	Deutsche Post AG	18,106
179	Deutsche Postbank AG	3,831
3,357	Deutsche Telekom AG	40,658
1,787	E.ON AG	60,523
24	Fraport AG	969
67	Fresenius Medical Care AG & Co. KGaA	2,604
135	GEA Group AG	1,778
10	Generali Deutschland Holding AG	821
49	Hannover Rueckversicherung AG	1,590
42	HeidelbergCement AG	1,774
283	Heidelberger Druckmaschinen AG	2,051
53	Henkel AG & Co. KGaA	1,312
96	Hochtief AG	4,709
3,308	Hypo Real Estate Holding AG	6,122
6,020	Infineon Technologies AG*	16,029
28	K+S AG	1,687
57	Kloeckner & Co. SE	750
153	Lanxess AG	3,310
75	Linde AG	5,990
140	MAN AG	8,691
69	Merck KGaA	6,196
271	Metro AG	11,545
185	Muenchener Rueckversicherungs - Gesellschaft AG	25,600
12	Rheinmetall AG	509
43	Salzgitter AG	3,063
194	SAP AG	7,470
636	Siemens AG	42,825
54	Suedzucker AG	1,047
2,235	Thomson*	3,014
744	ThyssenKrupp AG	15,941
115	Tognum AG	1,408
978	TUI AG	10,769
329	United Business Media Ltd.	2,232
40	Volkswagen AG	12,674
10	Wacker Chemie AG	1,037
		681,437
	Greece—0.7%
715	Alpha Bank A.E.*	6,975
92	Coca Cola Hellenic Bottling Co. S.A.	1,474

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
146	Hellenic Petroleum S.A.	$1,417
244	Hellenic Telecommunications Organization S.A.	3,720
391	Marfin Investment Group S.A.	1,679
528	National Bank of Greece S.A.	10,997
115	OPAP S.A.	3,553
484	Piraeus Bank S.A.	4,445
121	Public Power Corp. S.A.	2,336
10	Schindler Holding AG	518
		37,114
	Guernsey—0.1%
3,092	HSBC Infrastructure Co. Ltd.	5,391
	Ireland—1.5%
17,527	Allied Irish Banks PLC	21,462
468	Anglo Irish Bank Corp. PLC	—
493	CRH PLC	12,818
29,867	Governor & Co. of the Bank of Ireland	29,817
3,857	Irish Life & Permanent PLC	9,761
57	Kerry Group PLC, Class A	1,174
260	Ryanair Holdings PLC*	1,125
763	Smurfit Kappa Group PLC	2,238
		78,395
	Italy—7.2%
943	A2A SpA	1,552
489	Alleanza Assicurazioni SpA	3,281
1,608	Assicurazioni Generali SpA	32,766
253	Atlantia SpA	4,469
168	Autogrill SpA	1,279
2,929	Banca Monte dei Paschi di Siena SpA	4,694
611	Banca Popolare di Milano Scarl	3,558
2,067	Banco Popolare Societa Cooperativa	13,600
83	Benetton Group SpA	659
115	Buzzi Unicem SpA	1,686
815	CIR-Compagnie Industriali Riunite SpA	1,063
643	Edison SpA	812
5,437	Enel SpA	29,517
2,357	Eni SpA	50,655
85	ERG SpA	1,312
141	Exor SpA	1,807
2,369	Fiat SpA*	23,195
303	Finmeccanica SpA	4,275
219	Fondiaria - Sai SpA	3,647
385	Hera SpA	775
11,078	Intesa Sanpaolo SpA	35,346
109	Italcementi SpA	1,314
13	Italmobiliare SpA	494
66	Luxottica Group SpA	1,213
906	Mediaset SpA	5,097
328	Mediobanca SpA	3,790
158	Mediolanum SpA	723

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
418	Milano Assicurazioni SpA	$1,280
1,271	Parmalat SpA	2,528
990	Premafin Finanziaria SpA	1,271
139	Prysmian SpA	1,693
139	Saipem SpA	2,975
360	Saras SpA	1,056
882	Snam Rete Gas SpA	3,498
61	Societa Cattolica di Assicurazoni Scrl	1,948
16,966	Telecom Italia Media SpA*	1,925
21,258	Telecom Italia SpA	26,921
646	Terna-Rete Elettrica Nationale SpA	2,078
31,707	UniCredit SpA	77,323
684	Unione di Banche Italiane ScpA	9,445
1,501	Unipol Gruppo Finanziario SpA	1,868
		368,388
	Jersey Island—0.3%
373	Experian PLC	2,460
1,323	Henderson Group PLC	1,713
146	Shire PLC	1,829
1,365	WPP PLC	9,355
		15,357
	Luxembourg—0.5%
1,056	ArcelorMittal	24,774
40	Lottomatica SpA*	824
10	RTL Group S.A.	416
129	SES S.A.	2,332
		28,346
	Netherlands—6.2%
4,313	Aegon N.V.	21,725
238	Akzo Nobel N.V.	9,969
149	ASML Holding N.V.	3,131
61	Corio N.V. REIT	2,711
370	European Aeronautic Defence and Space Co. N.V.	5,349
109	Heineken Holding N.V.	2,578
121	Heineken N.V.	3,601
45	Hunter Douglas N.V.	1,130
18,912	ING Groep N.V. CVA	172,648
787	Koninklijke Ahold N.V.	8,636
214	Koninklijke BAM Groep N.V.	2,107
210	Koninklijke DSM N.V.	6,522
954	Koninklijke KPN N.V.	11,487
581	Koninklijke Philips Electronics N.V.	10,498
117	PPR	8,977
118	Randstad Holding N.V.	2,712
139	Reed Elsevier N.V.	1,529
373	SNS Reaal	2,103
880	STMicroelectronics N.V.	5,809
356	TNT N.V.	6,571

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,341	Unilever N.V. CVA	$26,574
151	Wolters Kluwer N.V.	2,489
		318,856
	Norway—1.0%
40	Aker ASA, Class A	774
329	Aker Solutions ASA	1,986
50	Hafslund ASA, Class B	495
3,230	Norsk Hydro ASA	14,218
1,078	Norske Skogindustrier ASA	2,518
798	Orkla ASA	5,703
890	StatoilHydro ASA	16,559
459	Storebrand ASA	1,663
947	Telenor ASA	5,879
93	Yara International ASA	2,488
		52,283
	Portugal—0.5%
380	Banco BPI S.A.	900
3,454	Banco Comercial Portugues S.A., Class R	3,228
224	Brisa	1,529
144	CIMPOR Cimentos de Portugal SGPS S.A.	860
1,645	Energias de Portugal S.A.*	5,992
131	Galp Energia SGPS S.A, Class B	1,740
133	Jeronimo Martins SGPS S.A.*	751
128	REN - Redes Energeticas Nacionais S.A.	530
692	Portugal Telecom S.A.	5,284
1,637	Sonae SGPS S.A.	1,380
1,138	Tui Travel PLC	4,249
		26,443
	Spain—5.2%
149	Abertis Infraestructuras S.A.	2,671
15	Acciona S.A.	1,536
204	Acerinox S.A.	3,112
127	ACS Actividades de Construccion y Servicios S.A.	6,362
3,981	Banco Bilbao Vizcaya Argentaria S.A.	43,210
920	Banco de Sabadell S.A.	5,317
81	Banco Espanol de Credito S.A.	843
1,004	Banco Popular Espanol S.A.	8,287
7,405	Banco Santander S.A.	71,337
2,458	Barratt Developments PLC	5,027
11	Compania Espanola de Petroleos S.A.	425
784	Criteria Caixacorp S.A.	2,949
62	Enagas	1,080
64	Fomento de Construcciones y Contratas S.A.	2,291
73	Gamesa Corp. Tecnologica S.A.	1,380
323	Gas Natural SDG S.A.	5,129
108	Gestevision Telecinco S.A.	1,020
102	Grupo Ferrovial S.A.	2,962
2,624	Iberdrola S.A.	20,695

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,741	Iberia Lineas Aereas de Espana S.A.	$3,255
61	Industria de Diseno Textil S.A.	2,605
2,361	Inmobiliaria Colonial S.A.*	470
653	Mapfre S.A.	1,864
15	Red Electrica Corporacion S.A.	629
1,576	Repsol YPF S.A.	30,002
167	Sacyr Vallehermoso S.A.	1,719
2,088	Telefonica S.A.	39,619
		265,796
	Sweden—4.0%
241	Assa Abloy AB, Class B	2,834
254	Atlas Copco AB, Class A	2,358
210	Atlas Copco AB, Class B	1,736
628	Boliden AB	3,942
644	Electrolux AB, Series B	7,248
100	Hennes & Mauritz AB, Class B	4,447
114	Holmen AB, Class B	2,511
177	Husqvarna AB, Class A	833
518	Husqvarna AB, Class B	2,543
380	Industrivarden AB, Class A*	3,437
166	Industrivarden AB, Class C*	1,389
551	Investor AB, Class B	7,951
271	Kinnevik Investment AB, Class B	2,619
27	Lundbergforetagen AB, Class B	1,032
390	NCC AB, Class B	3,417
4,613	Nordea Bank AB	34,269
6,324	SAS AB*	2,917
654	Scania AB, Class B	6,926
352	Securitas AB, Class B*	2,913
4,987	Skandinaviska Enskilda Banken AB, Class A	19,336
690	Skanska AB, Class B	7,433
404	SKF AB, Class B	4,424
266	SSAB Svenskt Stal AB, Series A	2,531
91	SSAB Svenskt Stal AB, Series B	815
1,088	Svenska Cellulosa AB, Class B	10,477
567	Svenska Handelsbanken AB, Class A	9,865
1,631	Swedbank AB, Class A	9,173
368	Tele2 AB, Class B	3,464
1,641	Telefonaktiebolaget LM Ericsson, Class B	13,921
1,621	TeliaSonera AB	7,596
1,016	Volvo AB, Class A	6,646
2,176	Volvo AB, Class B	14,171
		205,174
	Switzerland—5.7%
653	ABB Ltd.	9,263
138	Adecco S.A.	5,443
45	Baloise Holding AG	3,310
5	BKW FMB Energie AG	348
632	Clariant AG	3,573
407	Compagnie Financiere Richemont S.A.	7,301

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,212	Credit Suisse Group AG	$47,460
4,065	Friends Provident PLC	3,831
3	Givaudan S.A.	1,903
7	Helvetia Holding AG	1,818
222	Holcim Ltd.	11,285
91	Julius Baer Holding AG	2,992
24	Kuehne & Nagel International AG	1,808
1,211	Nestle S.A.	39,558
897	Novartis AG	34,021
26	Panalpina Welttransport Holding AG	1,419
40	Pargesa Holding S.A.	2,536
154	Petroplus Holdings AG*	2,637
254	Reed Elsevier PLC	1,886
203	Roche Holding AG	25,653
7	Schindler Holding AG Participant Certificates	368
1	SGS S.A.	1,124
13	Swatch Group AG-Bearer	1,813
30	Swatch Group AG-Registered	862
157	Swiss Life Holding AG*	12,172
1,232	Swiss Reinsurance	29,306
9	Swisscom AG	2,352
19	Syngenta AG	4,065
167	Zurich Financial Services AG	31,099
		291,206
	United Kingdom—30.8%
1,193	3i Group PLC	5,621
1,329	Aegis Group PLC	1,782
206	AMEC PLC	1,878
274	Amlin PLC	1,452
1,214	Anglo American PLC	26,166
253	Antofagasta PLC	2,175
211	Arriva PLC	1,443
292	Associated British Foods PLC	3,088
708	AstraZeneca PLC	24,832
5,904	Aviva PLC	27,227
1,788	BAE Systems PLC	9,421
366	Balfour Beatty PLC	1,810
323	Banca Carige SpA	1,185
28,771	Barclays PLC	117,005
668	BG Group PLC	10,684
2,152	BHP Billiton PLC	44,738
16,341	BP PLC	115,667
1,518	Bradford & Bingley PLC	—
1,422	British Airways PLC	3,084
657	British American Tobacco PLC	15,871
1,110	British Land Co. PLC REIT	7,016
424	British Sky Broadcasting Group PLC	3,023
17,019	BT Group PLC	23,493
198	Bunzl PLC	1,599
1,537	Cable & Wireless PLC	3,390

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
924	Cadbury PLC	$6,920
631	Carnival PLC	17,368
419	Carphone Warehouse Group (The) PLC	919
2,653	Centrica PLC	8,885
745	Compagnie de Saint-Gobain	26,768
1,337	Compass Group PLC	6,368
329	Daily Mail & General Trust PLC, Class A	1,600
1,085	Diageo PLC	12,965
1,497	DnB NOR ASA	9,301
12,855	DSG International PLC	8,110
249	easyJet PLC*	1,159
593	EFG Eurobank Ergasias S.A.	4,662
231	Eurasian Natural Resources Corp.	2,015
536	Firstgroup PLC	2,627
61	Fresenius SE	3,151
756	G4S PLC	2,100
2,329	GKN PLC	4,093
2,515	GlaxoSmithKline PLC	38,802
742	Hammerson PLC REIT	3,444
1,436	Home Retail Group PLC	5,293
18,540	HSBC Holdings PLC	132,063
245	Iberdrola Renovables S.A.*	996
313	ICAP PLC	1,714
395	Imperial Tobacco Group PLC	9,027
33,590	Inchcape PLC	7,805
407	InterContinental Hotels Group PLC	3,873
832	International Power PLC	3,046
832	Investec PLC	3,992
9,019	ITV PLC	4,242
1,865	J Sainsbury PLC	9,053
192	Johnson Matthey PLC	3,396
415	Kazakhmys PLC	3,229
1,262	Kesa Electricals PLC	2,464
4,933	Kingfisher PLC	13,451
3,169	Ladbrokes PLC	10,965
1,401	Land Securities Group PLC REIT	11,573
19,521	Legal & General Group PLC	16,612
620	Liberty International PLC REIT	3,640
21,098	Lloyds Banking Group PLC	34,278
2,082	Logica PLC	2,353
156	London Stock Exchange Group PLC	1,712
111	Lonmin PLC	2,335
1,454	Man Group PLC	5,383
1,710	Marks & Spencer Group PLC	8,486
1,017	Mitchells & Butlers PLC	4,179
1,828	Mondi PLC	4,748
428	National Express Group PLC	1,649
1,594	National Grid PLC	13,265
167	Neste Oil Oyj	2,163
319	Northern Rock PLC*	—
16,759	Old Mutual PLC	16,725

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
540	Pearson PLC	$5,581
624	Persimmon PLC	3,486
258	Pohjola Bank PLC	1,912
9,400	Premier Foods PLC	4,982
3,835	Prudential PLC	22,079
3,484	Punch Taverns PLC	7,893
1,632	Rank Group PLC	1,606
142	Reckitt Benckiser Group PLC	5,583
3,089	Rentokil Initial PLC	2,985
806	Rexam PLC	3,740
722	Rio Tinto PLC	29,384
1,124	Rolls-Royce Group PLC	5,581
77,506	Rolls-Royce Group PLC, Class C*	115
96,439	Rolls-Royce Group PLC, Class C shares entitlement*	143
82,142	Royal Bank of Scotland Group PLC	50,214
3,672	Royal Dutch Shell PLC, Class A	84,679
2,812	Royal Dutch Shell PLC, Class B	63,742
2,627	RSA Insurance Group PLC	5,062
275	RWE AG	19,854
526	SABMiller PLC	8,835
971	Sandvik AB	6,369
628	Sage Group (The) PLC	1,713
89	Schroders PLC	1,080
42	Schroders PLC Ntvg	430
524	Scottish & Southern Energy PLC	8,553
21,512	Segro PLC REIT	7,557
187	Severn Trent PLC	2,882
225	Smith & Nephew PLC	1,586
242	Smiths Group PLC	2,605
1,273	Standard Chartered PLC	19,725
2,824	Standard Life PLC	7,865
623	Tate & Lyle PLC	2,529
13,793	Taylor Wimpey PLC	9,069
4,975	Tesco PLC	24,691
593	Thomas Cook Group PLC	2,293
333	Thomson Reuters PLC	8,579
1,544	Tomkins PLC	3,948
370	Travis Perkins PLC	3,828
3,030	Trinity Mirror PLC	2,388
1,357	Unilever PLC	26,467
789	United Utilities Group PLC	5,910
176	Vedanta Resources PLC	2,758
44,196	Vodafone Group PLC	81,366
223	Whitbread PLC	3,090
1,047	William Hill PLC	3,367
1,633	William Morrison Supermarkets PLC	5,925
1,194	Wolseley PLC	21,450
2,848	Xstrata PLC	25,150
8,699	Yell Group PLC	5,075
		1,584,321

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—0.0%
7	Synthes, Inc.	$710
	Total Common Stocks and Other Equity Interests (Cost $8,779,072)	5,067,869
	Preferred Stocks—0.8%
	Germany—0.6%
9	Fresenius SE	373
150	Henkel AG & Co. KGaA	4,074
194	Porsche Automobil Holding SE	13,996
739	ProSieben Sat.1 Media AG	2,150
158	Volkswagen AG	10,047
		30,640
	Italy—0.2%
524	Exor SpA	4,295
3,699	Unipol Gruppo Finanziario SpA	3,079
		7,374
	Total Preferred Stocks (Cost $67,252)	38,014
	Rights—0.3%
	Belgium—0.0%
1,122	Fortis Rights S.A., expiring 12/31/49*	—
	France—0.0%
73	Faurecia Rights, expiring 5/12/09*	174
	Italy—0.3%
132	Fondiaria - Sai SpA Rnc*	1,473
262	Italcementi SpA Rnc*	1,663
111	Italmobiliare SpA Rnc*	2,699
9,582	Telecom Italia SpA Rnc*	8,573
		14,408
	Total Rights (Cost $28,430)	14,582

Number of Shares		Value
	Money Market Fund—0.0%
2,017	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,017)	$2,017
	Total Investments (Cost $8,876,771)—99.7%	5,122,482
	Other assets less liabilities—0.3%	17,761
	Net Assets—100.0%	$5,140,243

REIT Real Estate Investment Trust

VVPR Voter Verified Paper Record

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Europe Small-Mid Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Industrials	30.4
Financials	19.4
Consumer Discretionary	17.9
Information Technology	7.3
Materials	7.0
Consumer Staples	6.2
Energy	4.8
Health Care	4.3
Utilities	1.5
Telecommunication Services	1.0
Other	0.2

Schedule of Investments

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.3%
	Austria—2.3%
35	Agrana Beteiligungs AG	$2,245
186	Andritz AG	6,333
259	A-TEC Industries AG*	2,678
6,415	Atrium European Real Estate Ltd.*	25,578
879	Austrian Airlines AG*	4,631
2,054	CA Immobilien Anlagen AG*	16,311
1,111	Conwert Immobilien Invest SE*	8,266
151	EVN AG	2,296
110	Flughafen Wien AG	3,296
50	Mayr-Melnhof Karton AG	3,501
85	Palfinger AG	1,220
305	RHI AG*	4,383
110	Semperit AG Holding	2,486
134	Zumtobel AG	1,197
		84,421
	Belgium—2.8%
55	Ackermans & van Haaren N.V.	3,216
185	Barco N.V.	4,235
163	Bekaert S.A.	15,150
170	Brederode S.A.	2,929
52	Cofinimmo REIT	5,711
112	Compagnie d'Entreprises CFE	3,801
225	Compagnie Maritime Belge S.A.	5,696
115	Elia System Operator S.A./N.V.	4,206
200	Euronav N.V.	2,883
142	Exmar N.V.	1,627
23	GIMV N.V.	1,149
3,018	Nyrstar	19,467
122	Omega Pharma S.A.	3,248
477	Recticel S.A.	2,076

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,695	RHJ International*	$12,679
250	Telenet Group Holding N.V.*	4,845
224	Tessenderlo Chemie N.V.	6,661
		99,579
	Bermuda—0.5%
1,696	Aquarius Platinum Ltd.	6,404
2,472	Catlin Group Ltd.	12,814
		19,218
	Denmark—3.4%
120	ALK-Abello A/S	7,222
185	Alm. Brand A/S*	2,684
112	Auriga Industries, Class B	1,910
165	Bang & Olufsen A/S, Class B	1,120
47	Coloplast A/S, Class B	3,214
48	D/S Norden A/S	1,617
597	Torm A/S	5,448
1,078	DSV A/S	12,192
371	East Asiatic Co. Ltd. A/S	11,725
317	FLSmidth & Co. A/S	10,153
1,927	GN Store Nord	6,164
135	H. Lundbeck A/S	2,446
567	Jyske Bank A/S*	14,547
205	NKT Holding A/S	5,591
94	Novozymes A/S, Class B	6,347
76	Rockwool International A/S, Class B	5,876
142	Schouw & Co.	2,055
111	Solar A/S, Class B	3,547
563	Sydbank A/S	9,473
70	Topdanmark A/S*	8,288
42	William Demant Holding*	1,989
		123,608

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Finland—3.5%
491	Alma Media Corp.	$3,294
892	Amer Sports Oyj, Class A	8,638
865	Cargotec Corp., Class B	11,218
1,294	Citycon Oyj	2,916
691	Finnair Oyj	4,038
490	HKScan Oyj	3,167
1,269	Huhtamaki Oyj	12,228
908	Kemira Oyj	7,564
257	Konecranes Oyj	5,230
102	Lemminkainen Oyj	2,657
779	Nokian Renkaat Oyj	12,321
1,469	Oriola-KD Oyj, Class B	4,261
390	Orion Oyj, Class B	5,657
369	Outotec Oyj	7,837
197	Poyry Oyj	2,452
670	Ramirent Oyj	3,247
1,075	Sponda Oyj	4,368
337	Stockmann Oyj Abp, Class B	6,330
684	Tieto Oyj	8,801
729	Uponor Oyj	8,126
		124,350
	France—6.4%
143	Alten*	2,574
1,545	Altran Technologies S.A.*	5,195
41	April Group	1,222
195	Beneteau S.A.	1,941
36	BioMerieux	2,701
24	Bonduelle S.C.A.	1,684
64	Bongrain S.A.	3,144
249	Bourbon S.A.	9,333
142	Boursorama*	1,171
1,744	Bull S.A.*	5,153
122	Bureau Veritas S.A.	4,972
696	Canal Plus	4,478
146	Carbone Lorraine	3,805
174	Club Mediterranee*	2,746
515	Compagnie Plastic-Omnium S.A.	6,347
129	Dassault Systemes S.A.	5,303
2,197	Derichebourg S.A.	5,141
33	EDF Energies Nouvelles S.A.	1,170
655	Etablissements Maurel et Prom	9,626
310	Etam Developpement S.A.	4,935
742	Euro Disney S.C.A.*	3,384
34	Fimalac	1,615
1,627	Groupe Eurotunnel S.A.*	8,391
305	Groupe Steria S.C.A.	5,825
33	Guyenne et Gascogne S.A.	2,873
4,313	Havas S.A.	13,534
15	Iliad S.A.*	1,578

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
316	IMS-Intl Metal Service	$4,509
40	Ipsen SA	1,640
121	IPSOS	2,750
328	Kaufman & Broad S.A.	7,602
52	LISI	1,981
302	Manitou BF S.A.	3,339
83	Mercialys S.A. REIT	2,553
115	Neopost S.A.	9,752
75	Norbert Dentressangle	2,610
187	NRJ Group	1,227
568	Orco Property Group	5,484
38	Orpea*	1,556
36	Pierre & Vacances	2,313
130	Remy Cointreau S.A.	4,292
60	Rubis	3,409
115	Saft Groupe S.A.*	3,525
227	SEB S.A.	7,662
155	Societe BIC S.A.	8,334
42	Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	3,539
1,009	SOITEC*	6,388
41	Sopra Group S.A.	1,470
24	Sperian Protection	1,210
91	Spir Communication	1,796
229	Teleperformance*	6,610
358	UBISOFT Entertainment*	7,005
13	Vilmorin & Cie	1,228
209	Zodiac Aerospace	6,113
		229,738
	Germany—7.9%
1,573	Aareal Bank AG	14,671
1,018	Air Berlin PLC*	5,400
332	Alstria Office REIT-AG	2,064
419	Norddeutsche Affinerie AG	11,890
88	Bauer AG	3,326
156	Bechtle AG	2,350
63	Carl Zeiss Meditec AG	745
176	Comdirect Bank AG	1,401
145	Demag Cranes AG	3,064
171	Deutsche Euroshop AG	4,856
399	Deutsche Wohen AG	7,276
2,425	Deutz AG	10,200
588	DIC Asset AG	4,689
148	Duerr AG	2,809
365	ElringKlinger AG	5,293
25	Fielmann AG	1,535
907	Freenet AG	5,814
83	Fuchs Petrolub AG	4,608
61	GFK AG	1,433
695	Gildemeister AG	6,823

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
118	Hamburger Hafen und Logistik AG	$4,260
8,975	IKB Deutsche Industriebank AG*	9,262
137	Indus Holding AG	1,947
33	Interseroh SE	1,484
1,541	IVG Immobilien AG	13,325
554	Jenoptik AG*	2,542
48	Kloeckner-Werke AG	1,063
330	Koenig & Bauer AG	3,518
92	Krones AG	3,201
353	KUKA AG	4,813
8	KWS Saat AG	1,006
685	Leoni AG	10,156
412	Medion AG	3,177
407	MLP AG	5,705
239	MPC Muenchmeyer Petersen Capital AG	1,903
275	MTU Aero Engines Holding AG	9,274
63	MVV Energie AG	2,632
524	Pfleiderer AG	2,946
1,857	Praktiker Bau- und Heimwerkermaerkte AG	13,494
6,895	Premiere AG*	16,867
27	Puma AG Rudolf Dassler Sport	5,795
251	Q-Cells SE*	5,366
16	Rational AG	1,630
190	Rhoen Klinikum AG	3,996
308	SGL Carbon SE*	8,985
183	Sixt AG	2,857
31	Software AG	1,940
163	Solarworld AG	4,653
421	Stada Arzneimittel AG	7,885
871	Symrise AG	11,931
126	Takkt AG	1,254
325	United Internet AG	3,415
35	Vossloh AG	3,607
191	Wincor Nixdorf AG	9,603
		285,739
	Gibraltar—0.1%
950	PartyGaming PLC	3,711
	Greece—1.9%
1,664	Agricultural Bank of Greece	2,865
5,904	Alapis Holding Industrial and Commercial S.A.*	5,967
153	Athens Water Supply & Sewage (The) Co. S.A.	1,233
340	Babis Vovos International Construction S.A.*	2,200
812	Ellaktor SA	5,263
940	Elval Aluminium Process Co.	1,937
523	Emporiki Bank of Greece S.A.*	3,826
102	Eurobank Properties Real Estate Investment Co. REIT	941
1,395	Halcor S.A.	2,355

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,989	Intracom Holdings S.A.	$4,456
783	Intralot SA-Integrated Lottery Systems & Services	4,626
501	Motor Oil (Hellas) Corinth Refineries S.A.	5,298
815	Mytilineos Holdings S.A.	5,224
688	Sidenor Steel Products Manufacturing Co. S.A.	3,406
439	Titan Cement Co. S.A.	11,208
475	TT Hellenic Postbank S.A.	2,863
1,247	Viohalco	6,173
		69,841
	Guernsey—0.1%
442	Gottex Fund Management Holdings Ltd.*	2,373
	Ireland—3.0%
2,707	AER Lingus*	2,254
5,716	C&C Group PLC	13,293
775	DCC PLC	14,033
349	FBD Holdings PLC	2,763
16,335	Fyffes PLC	6,495
1,037	Glanbia PLC	3,014
6,741	Grafton Group PLC	23,850
5,171	Greencore Group PLC	6,691
20,417	Independent News & Media PLC	6,999
2,252	Kingspan Group PLC	11,664
643	Origin Enterprises PLC*	1,394
159	Paddy Power PLC	2,933
17,871	Total Produce PLC	6,648
2,219	United Drug PLC	6,230
		108,261
	Italy—5.4%
457	ACEA SpA	5,677
218	AcegasAps SpA	1,525
192	Ansaldo STS SpA	3,065
1,609	Arnoldo Mondadori Editore SpA	5,858
598	Ascopiave SpA	1,197
441	Astaldi SpA	2,402
573	Autostrada Torino-Milano SpA	4,139
411	Azimut Holding SpA	2,876
2,657	Banca Italease SpA*	5,171
820	Banca Popolare dell'Etruria e del Lazio	4,825
315	Banco di Desio e della Brianza SpA	1,822
2,585	Beni Stabili SpA	1,618
447	Brembo SpA	2,663
1,020	Bulgari SpA	5,202
1,322	Cementir Holding SpA	4,765
19,034	Cofide SpA	9,756
401	Credito Artigiano SpA	1,094
1,124	Credito Emiliano SpA	5,626
739	Danieli & Co. Rnc SpA	5,092
119	Danieli & Co. SpA	1,348

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
610	Davide Campari-Milano SpA	$4,109
967	DeA Capital SpA*	1,630
576	Enia SpA	3,442
392	Esprinet SpA	2,899
67	Fastweb*	1,605
7,937	Gemina SpA*	4,035
229	Geox SpA	1,938
582	Gruppo Coin SpA*	1,917
3,088	Gruppo Editoriale L'Espresso SpA	4,365
887	Immobiliare Grande Distribuzione REIT*	1,186
2,992	IMMSI SpA	2,819
2,753	Impregilo SpA*	7,805
1,559	Indesit Co. SpA	7,812
503	Interpump Group SpA	2,145
4,657	Iride SpA	6,851
4,402	KME Group SpA	3,781
1,082	Maire Tecnimont SpA	2,207
254	MARR SpA	1,873
182	Permasteelisa SpA	2,490
2,110	Piaggio & C. SpA	3,552
1,137	Piccolo Credito Valtellinese Scarl	8,917
1,296	Pirelli & C. Real Estate SpA	7,511
3,027	RCS MediaGroup SpA	3,489
426	Recordati SpA	2,456
3,124	Risanamento SpA*	921
8,796	Safilo Group SpA	5,035
30,822	Seat Pagine Gialle SpA*	8,029
475	Societa Iniziative Autostradali e Servizi SpA	2,672
1,518	Sogefi SpA	2,152
3,096	Sorin SpA*	3,086
5,488	Tiscali SpA*	2,760
47	Tod's SpA	2,405
		193,615
	Liechtenstein—0.2%
78	Liechtenstein Landesbank	3,816
45	Verwalt & Privat-Bank AG	3,534
		7,350
	Luxembourg—0.2%
703	GAGFAH S.A.	4,401
2,025	Logwin AG*	3,238
		7,639
	Netherlands—6.9%
1,087	Aalberts Industries N.V.	8,311
387	AMG Advanced Metallurgical Group N.V.*	2,216
218	Arcadis N.V.	3,217
642	ASM International N.V.*	7,441
133	Codere S.A.*	1,032
1,072	CSM	13,623
802	Draka Holding	8,582

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
91	Eriks Group N.V.	$3,074
287	Eurocommercial Properties N.V. CVA REIT	8,471
147	Exact Holding N.V.	2,919
346	Fugro N.V. CVA	12,406
279	Gemalto N.V.*	8,798
1,627	Heijmans N.V. CVA*	10,494
566	Imtech N.V.	8,847
694	Kardan N.V.	2,561
304	Koninklijke Boskalis Westminster N.V.	7,099
88	Koninklijke Vopak N.V.	3,881
1,566	Koninklijke Wessanen N.V.	7,012
219	Macintosh Retail Group N.V.	2,390
309	Nieuwe Steen Investments Funds N.V. REIT	4,714
292	Nutreco Holding N.V.	10,036
4,127	OCE N.V.	26,158
824	Meiq N.V.	8,136
340	Qiagen N.V.*	5,634
674	SBM Offshore N.V.	10,880
109	Sligro Food Group N.V.	2,483
62	Smit Internationale N.V.	3,496
1,937	Super De Boer N.V.*	7,781
130	Telegraaf Media Groep N.V.	1,713
203	Ten Cate N.V.	3,880
755	TomTom N.V.*	4,827
781	USG People N.V.	7,355
380	Vastned Offices/Industrial N.V. REIT	4,384
174	Vastned Retail N.V. REIT	7,697
2,198	Wavin N.V.	6,176
173	Wereldhave N.V. REIT	11,886
		249,610
	Norway—2.8%
4,000	ABG Sundal Collier Holding ASA	3,073
7,000	Acta Holding ASA	2,321
1,000	Atea ASA	3,039
78	BW GAS Ltd.*	243
8,000	BW Offshore Ltd.*	6,851
500	Camillo Eitzen & Co. ASA	763
517	Cermaq ASA	3,111
6,000	DNO International ASA*	5,060
2,000	Dockwise Ltd.*	2,085
200	DOF ASA	1,020
500	EDB Business Partner ASA	1,050
1,500	Eitzen Chemical ASA*	796
249	Ekornes ASA	3,003
68	Fred Olsen Energy ASA	2,140
18	Golar LNG Ltd.	97
21,000	Marine Harvest*	9,447
3,000	Norwegian Property ASA	3,576
2,558	Petroleum Geo-Services ASA*	12,355
2,106	ProSafe SE*	8,638

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
150	Renewable Energy Corp A/S*	$1,353
733	Schibsted ASA	7,598
1,207	Sparebank 1 SR Bank	4,340
1,138	Sparebanken 1 SMN	5,147
343	Stolt-Nielsen S.A.	2,989
550	Subsea 7, Inc.*	4,104
200	Tandberg ASA	2,809
288	TGS Nopec Geophysical Co. ASA*	2,123
703	Veidekke ASA	3,335
		102,466
	Portugal—1.0%
1,265	Banif SGPS S.A.	1,831
884	Mota Engil SGPS S.A.	3,825
1,461	Portucel Empresa Produtora de Pasta e Papel S.A.	3,128
605	SAG GEST Solucoes Automovel Globais SGPS S.A.	798
392	Semapa Sociedade de Investimento e Gestao SGPS S.A.	3,291
2,340	Sonae Industria SGPS S.A.	7,540
1,491	Sonaecom SGPS S.A.*	3,705
5,694	Teixeira Duarte - Engenharia Construcoes S.A.	5,779
1,314	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	7,195
		37,092
	Spain—4.7%
304	Abengoa S.A.	5,248
909	Antena 3 de Television S.A.	4,949
222	Banco de Valencia S.A.	2,033
1,656	Banco Pastor S.A.	11,023
923	Bankinter S.A.	10,927
382	Bolsas y Mercados Espanoles	10,688
162	Campofrio Food Group S.A.	1,435
162	Cementos Portland Valderrivas S.A.	4,868
259	Cie Automotive S.A.	1,104
807	Cintra Concesiones de Infraestructuras de Transporte S.A.	4,417
9	Construcciones y Auxiliar de Ferrpcarriles S.A.	3,275
158	Corp Financiera Alba	6,817
767	Ebro Puleva S.A.	10,931
11,131	Ercros S.A.*	2,200
452	Fluidra S.A.	1,379
216	Grifols S.A.	3,796
409	Grupo Catalana Occidente S.A.	6,039
1,585	Grupo Empresarial Ence S.A.	5,532
462	Indra Sistemas S.A.	9,151
8,476	La Seda de Barcelona S.A., Class B*	4,222
189	Laboratorios Almirall S.A.	1,708
2,447	NH Hoteles S.A.	11,634
670	Obrascon Huarte Lain S.A.	9,020

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
48	Pescanova S.A.	$1,622
2,807	Promotora de Informaciones S.A.*	7,670
110	Prosegur Cia de Seguridad S.A.	3,146
1,377	Realia Business S.A.	3,990
917	Sol Melia S.A.*	4,520
304	SOS Cuetara S.A.	1,736
82	Tecnicas Reunidas S.A.	2,896
928	Tubos Reunidos S.A.	2,390
310	Uralita S.A.	1,758
1,146	Vocento S.A.	6,344
		168,468
	Sweden—6.3%
222	AarhusKarlshamn AB	3,078
1,200	Alfa Laval AB	10,616
227	Axfood AB	4,713
2,024	Billerud AB	9,623
196	Cardo AB	4,327
431	Castellum AB	2,715
914	D Carnegie AB*	1,515
9,409	Eniro AB	20,675
2,104	Fabege AB	8,830
881	Getinge AB, Class B	10,221
370	Hakon Invest AB	3,555
768	Haldex AB	4,065
1,291	Hexagon AB, Class B	9,826
437	Hufvudstaden AB, Class A	2,607
227	Intrum Justitia AB	1,970
962	JM AB	6,583
1,094	Klovern AB	2,396
1,749	Kungsleden AB	8,729
1,084	Lindab International AB	9,391
1,244	Lundin Petroleum AB*	8,079
640	Meda AB, Class A	4,258
668	Modern Times Group AB, Class B	18,049
4,839	Niscayah Group AB	6,349
1,567	Nobia AB	5,984
346	Oresund Investment AB	3,805
1,990	Peab AB	8,329
824	Ratos AB, Class B	14,089
643	Saab AB, Class B	4,343
610	Swedish Match AB	8,693
3,905	Trelleborg AB, Class B	15,922
336	Wallenstam Byggnads AB, Class B	3,667
		227,002
	Switzerland—7.5%
62	Actelion Ltd.*	2,831
166	AFG Arbonia-Forster Holding	1,990
298	BB Medtech AG	9,427
19	Allreal Holding AG	2,008
306	Aryzta AG*	8,881

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2	Athris Holding AG*	$1,359
187	Bank Sarasin & Cie AG, Class B	4,467
13	Banque Cantonale Vaudoise	4,446
9	Barry Callebaut AG	4,325
70	Basler Kantonalbank	7,049
101	Bobst Group AG	2,522
78	Bucher Industries AG	6,369
121	Charles Voegele Holding AG	3,383
30	Daetwyler Holding AG	1,036
120	Dufry Group	3,203
305	EFG International AG	3,698
17	Emmi AG	1,703
84	EMS-Chemie Holding AG	6,377
13	Financiere Tradition	1,213
12	Flughafen Zuerich AG*	2,525
35	Forbo Holding AG	5,843
12	Galenica AG	3,462
115	Geberit AG	12,282
76	Georg Fischer AG*	12,781
235	Implenia AG*	5,323
13	Jelmoli Holding AG	4,315
17	Kaba Holding AG, Class B	3,278
252	Kudelski S.A.	3,609
19	Kuoni Reisen Holding AG, Class B	5,501
884	Logitech International S.A.*	11,839
106	Lonza Group AG	9,745
1	Metall Zug AG, Class B	1,738
1,147	Micronas Semiconductor Holding AG*	3,689
380	Nobel Biocare Holding AG	7,763
292	OC Oerlikon Corp. AG*	16,714
29	Partners Group Holding AG	2,539
154	PSP Swiss Property AG*	7,254
80	PubliGroupe AG	5,028
79	Rieter Holding AG	11,715
494	Schmolz + Bickenbach AG	9,650
8	Schweizerische National- Versicherungs-Gesellschaft	3,475
7	Sika AG	6,364
122	Sonova Holding AG	7,943
8	St. Galler Kantonalbank	2,837
10	Straumann Holding AG	1,832
200	Sulzer AG	10,893
72	Swiss Prime Site AG*	3,380
37	Valora Holding AG	6,477
234	Vontobel Holding AG	5,204
		271,285
	United Kingdom—31.4%
2,871	Aberdeen Asset Management PLC	5,577
489	Admiral Group PLC	6,550
1,000	Aggreko PLC	8,495

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,275	ARM Holdings PLC	$5,762
1,774	Ashmore Group PLC	5,904
14,287	Ashtead Group PLC	13,245
690	Atkins WS PLC	6,234
234	Autonomy Corp. PLC*	4,917
819	Babcock International Group	5,263
8,954	BBA Aviation PLC	13,847
2,931	Beazley Group PLC	4,371
1,315	Bellway PLC	13,877
635	Berkeley Group Holdings PLC	9,147
829	Big Yellow Group PLC REIT	3,360
3,431	Bodycote PLC	7,254
1,382	Bovis Homes Group PLC	9,375
3,983	Brit Insurance Holdings PLC	10,837
2,148	Britvic PLC	8,282
15,893	Brixton PLC REIT	6,772
1,007	BSS Group PLC	4,739
2,351	Burberry Group PLC	14,017
175	Cairn Energy PLC*	5,496
1,138	Capita Group (The) PLC	11,493
3,092	Carillion PLC	12,096
490	Carpetright PLC	4,177
116,430	Cattles PLC	11,870
1,176	Charter International PLC	9,692
5,441	Chaucer Holdings PLC	3,308
1,439	Close Brothers Group PLC	13,319
404	CLS Holdings PLC*	1,797
3,650	Cobham PLC	9,472
3,287	Collins Stewart PLC	4,586
3,709	Colt Telecom Group S.A.*	5,172
3,105	Computacenter PLC	6,932
52,225	Cookson Group PLC	14,943
566	Croda International PLC	4,523
1,077	CSR PLC*	4,153
51	Daejan Holdings PLC	1,569
2,289	Dairy Crest Group PLC	10,494
324	Dana Petroleum PLC*	6,000
2,586	Davis Service Group PLC	9,993
439	De La Rue PLC	6,233
14,207	Debenhams PLC	19,143
964	Derwent London PLC REIT	11,894
13,938	Dimension Data Holdings PLC	10,481
10,259	DS Smith PLC	11,726
5,520	Electrocomponents PLC	12,865
5,671	Elementis PLC	2,170
330	Euromoney Institutional Investor PLC	1,228
2,411	F&C Asset Management PLC	2,765
2,705	Fenner PLC	3,409
1,553	Ferrexpo PLC	3,336
2,179	Filtrona PLC	3,839
3,134	Findel PLC	7,061

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
312	Forth Ports PLC	$4,504
23,133	Galiform PLC	10,775
8,646	Galliford Try PLC	6,928
1,836	Game Group PLC	5,349
1,214	Gem Diamonds Ltd.*	2,237
573	Go-Ahead Group PLC	10,783
1,806	Grainger PLC	4,472
1,804	Great Portland Estates PLC REIT	8,150
1,579	Greene King PLC	14,517
64	Greggs PLC	3,266
1,549	Halfords Group PLC	7,594
1,860	Halma PLC	4,888
10,907	Hays PLC	14,502
1,121	Headlam Group PLC	4,629
2,159	Hiscox Ltd.	10,706
4,536	HMV Group PLC	9,544
294	Hochschild Mining PLC	969
283	Homeserve PLC	5,131
1,025	Hunting PLC	7,010
983	IG Group Holdings PLC	3,185
3,036	IMI PLC	15,944
3,290	Informa PLC	14,403
1,241	Inmarsat PLC	8,863
2,275	Intermediate Capital Group PLC	16,263
2,913	International Personal Finance PLC	6,257
2,397	Interserve PLC	7,242
403	Intertek Group PLC	6,052
13,757	Invista Foundation Property Trust Ltd. REIT	6,282
642	Jardine Lloyd Thompson Group PLC	4,187
32,510	JJB Sports PLC	12,015
2,096	John Wood Group PLC	7,348
79,340	Johnston Press PLC	14,304
15,103	Kcom Group PLC	6,020
478	Keller Group PLC	4,189
502	Kier Group PLC	7,268
5,745	Laird Group PLC	13,136
2,554	Luminar Group Holdings PLC	5,182
3,601	Marshalls PLC	5,942
5,014	Marston's PLC	12,639
2,162	Mcbride PLC	4,036
5,226	Meggitt PLC	13,872
2,754	Melrose PLC	3,805
1,264	Michael Page International PLC	5,136
998	Millennium & Copthorne Hotels PLC	3,245
3,555	Misys PLC	7,268
1,919	Mitie Group	5,920
3,340	Morgan Crucible Co.	5,568
491	Morgan Sindall PLC	4,437
503	Mothercare PLC	2,842
1,131	N Brown Group PLC	3,923
9,952	Northern Foods PLC	9,078

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,160	Northgate PLC	$24,101
2,520	Northumbrian Water Group PLC	8,293
8,311	Paragon Group of Cos. PLC	8,169
1,866	Pennon Group PLC	12,223
957	Peter Hambro Mining PLC	8,945
519	Petrofac Ltd.	4,385
2,932	Premier Farnell PLC	6,648
371	Premier Oil PLC*	5,694
988	Provident Financial PLC	12,324
943	PZ Cussons PLC	2,221
3,732	QinetiQ PLC	7,301
3,018	Redrow PLC	8,903
4,251	Regus PLC	4,821
1,638	Restaurant Group PLC	3,865
321	Robert Wiseman Dairies PLC	1,645
873	Savills PLC	3,619
1,688	Serco Group PLC	9,122
944	Shaftesbury PLC REIT	4,877
4,979	Shanks Group PLC	7,182
20,085	SIG PLC	47,371
5,047	Smiths News PLC	7,462
2,219	Southern Cross Healthcare Ltd.	3,338
812	Spectris PLC	7,058
1,736	Speedy Hire PLC	6,111
332	Spirax-Sarco Engineering PLC	4,190
4,315	Sports Direct International PLC	4,374
445	SSL International PLC	3,125
5,223	St. Ives Group PLC	4,949
931	St. James's Place PLC	2,313
759	St. Modwen Properties PLC	1,947
5,281	Stagecoach Group PLC	10,179
12,085	TT electronics PLC	5,069
2,508	Tullett Prebon PLC	9,851
914	Tullow Oil PLC	10,807
1,835	UK Coal PLC*	3,240
180	Ultra Electronics Holdings	3,161
851	Venture Production PLC	10,053
702	VT Group PLC	4,785
1,403	Weir Group (The) PLC	9,969
867	Wetherspoon (J.D.) PLC	5,227
1,322	WH Smith PLC	8,161
3,491	Wincanton PLC	8,215
166,094	Woolworths Group PLC	—
21,313	Workspace Group PLC REIT	4,790
678	Xchanging PLC	1,853
3,381	Yule Catto & Co. PLC	3,135
		1,131,936
	Total Common Stocks and Other Equity Interests (Cost $5,893,113)	3,547,302

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Preferred Stocks—0.9%
	Germany—0.7%
237	Draegerwerk AG & Co. KGaA	$5,869
46	Fuchs Petrolub AG	2,239
724	Jungheinrich AG	8,645
390	Sixt AG	5,007
39	Dyckerhoff AG	2,132
		23,892
	United Kingdom—0.2%
354	Hugo Boss AG	7,121
	Total Preferred Stocks (Cost $66,625)	31,013
	Rights—0.6%
	Greece—0.0%
382	Emporiki Bank S.A. Rights, expiring 4/30/09*	—
	Spain—0.0%
294	Banco de Valencia S.A. Rights, expiring 5/12/09*	51
	Sweden—0.6%
7,810	Trelleborg AB Rights, expiring 5/19/09*	20,556
	Total Rights (Cost $7,931)	20,607
	Total Investments (Cost $5,967,669)—99.8%	3,598,922
	Other assets less liabilities—0.2%	7,665
	Net Assets—100.0%	$3,606,587

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI International Real Estate Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Real Estate Operations/Development	39.1
REIT-Diversified	29.1
Real Estate Management/Service	16.0
REIT-Shopping Centers	9.1
REIT-Office Property	2.4
REIT-Warehouse/Industrials	0.8
REIT-Health Care	0.7
Building & Construction-Miscellaneous	0.5
Diversified Operations	0.5
REIT-Apartments	0.5
Investment Companies	0.3
REIT-Hotels	0.3
Consulting Services	0.2
Diversified Operations/Commercial Services	0.2
Other	0.3

Schedule of Investments

PowerShares FTSE RAFI International Real Estate Portfolio

April 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—16.3%
63,898	Australand Property Group REIT	$20,555
43,984	Babcock & Brown Japan Property Trust REIT	10,179
374,812	Centro Retail Group REIT	12,007
12,674	CFS Retail Property Trust REIT	15,319
18,335	Commonwealth Property Office Fund REIT	10,964
60,926	Dexus Property Group REIT	32,573
218,906	Goodman Group REIT	59,233
117,110	GPT Group REIT	40,325
227,571	ING Industrial Fund REIT	28,252
41,656	ING Office Fund REIT	13,306
145,697	Macquarie CountryWide Trust REIT	33,484
182,899	Macquarie Office Trust REIT	26,091
50,572	Mirvac Group REIT	38,789
26,662	Stockland REIT	61,493
19,357	Westfield Group REIT	152,748
		555,318
	Austria—4.5%
6,517	Atrium European Real Estate Ltd.*	25,985
1,873	CA Immobilien Anlagen AG*	14,874
2,130	Conwert Immobilien Invest SE*	15,847
8,569	Immoeast AG*	19,345
32,308	Immofinanz Immobilien Anlagen AG	62,638
2,748	Sparkassen Immobilien AG*	14,359
		153,048

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Belgium—0.4%
72	Befimmo S.C.A. Sicafi REIT	$6,414
76	Cofinimmo REIT	8,347
		14,761
	Canada—10.8%
443	Boardwalk REIT	10,198
11,961	Brookfield Asset Management, Inc., Class A	184,031
6,767	Brookfield Properties Corp.	50,520
1,386	Calloway REIT	12,424
613	Canadian Apartment Properties REIT	6,269
574	Canadian REIT	9,421
2,067	Chartwell Seniors Housing REIT	7,394
4,129	Extendicare REIT	17,203
337	First Capital Realty, Inc.	4,297
619	FirstService Corp.*	6,148
3,013	H&R REIT	23,762
3,066	InnVest REIT	9,548
2,238	RioCan REIT	25,769
		366,984
	China—2.6%
12,000	Agile Property Holdings Ltd.	8,924
29,100	China Vanke Co. Ltd., Class B	30,617
18,000	Country Garden Holdings Co.*	5,871
12,000	Greentown China Holdings Ltd.	6,607
6,400	Guangzhou R&F Properties Co. Ltd., H-Shares	10,291
9,500	Shimao Property Holdings Ltd.	10,550
13,500	Shui On Land Ltd.	5,787

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI International Real Estate Portfolio

April 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
9,500	Soho China Ltd.	$4,559
5,000	Yanlord Land Group Ltd.	4,823
		88,029
	Finland—0.3%
2,194	Sponda Oyj	8,915
	France—4.1%
332	Fonciere Des Regions REIT	18,207
279	Gecina S.A. REIT	15,293
775	Klepierre REIT	17,255
646	Nexity	20,869
72	Societe Immobiliere de Location pour l'Industrie et le Commerce REIT	6,067
421	Unibail-Rodamco REIT	62,877
		140,568
	Germany—1.8%
1,034	Alstria Office REIT-AG	6,428
241	Deutsche Euroshop AG	6,844
1,693	DIC Asset AG	13,502
4,033	IVG Immobilien AG	34,874
		61,648
	Hong Kong—14.9%
20,000	Champion REIT	4,597
7,000	Cheung Kong Holdings Ltd.	72,208
8,640	China Overseas Land & Investment Ltd.	15,048
4,000	China Resources Land Ltd.	7,154
104,000	Guangzhou Investment Co. Ltd.	16,876
7,000	Hang Lung Group Ltd.	25,637
8,000	Hang Lung Properties Ltd.	22,469
6,000	Henderson Land Development Co. Ltd.	27,948
10,000	Hongkong Land Holdings Ltd.	24,699
4,000	Hopewell Holdings Ltd.	10,297
14,000	Hopson Development Holdings Ltd.	10,738
5,000	Hysan Development Co. Ltd.	9,081
5,000	Kerry Properties Ltd.	15,098
14,500	Link (The) REIT	28,187
10,800	New World China Land Ltd.	4,203
42,000	New World Development Co. Ltd.	54,933
30,000	Shenzhen Investment Ltd.	8,650
16,000	Sino Land Co.	20,379
88,000	Sinolink Worldwide Holdings	7,310
12,000	Sino-Ocean Land Holdings Ltd.	8,818
10,000	Sun Hung Kai Properties Ltd.	103,375
4,000	Wheelock & Co. Ltd.	8,611
		506,316
	Israel—0.7%
6,601	Delek Real Estate Ltd.*	6,440
183	Elbit Imaging Ltd.	3,303
1,646	Gazit Globe Ltd.	9,079
879	Jerusalem Economy Ltd.*	3,687
		22,509

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Italy—0.6%
4,090	Beni Stabili SpA	$2,561
2,653	Pirelli & C. Real Estate SpA	15,374
11,380	Risanamento SpA*	3,353
		21,288
	Japan—16.9%
600	Aeon Mall Co. Ltd.	7,873
2,200	Arnest One Corp.	3,668
4,300	Atrium Co. Ltd.	6,074
19,000	Daikyo, Inc.	23,275
200	Goldcrest Co. Ltd.	4,596
3,500	Heiwa Real Estate Co. Ltd.	9,093
600	Iida Home Max	2,338
2,300	Japan General Estate (The) Co. Ltd.	—
5,800	Joint Corp.	8,816
8,000	Mitsubishi Estate Co. Ltd.	104,819
13,000	Mitsui Fudosan Co. Ltd.	163,962
1,100	Nomura Real Estate Holdings, Inc.	18,050
12	NTT Urban Development Corp.	9,751
1,300	Shoei Co. Ltd.	8,874
80	Sumitomo Real Estate Sales Co. Ltd.	2,943
9,000	Sumitomo Realty & Development Co. Ltd.	108,216
9,000	Tokyo Tatemono Co. Ltd.	30,638
200	Tokyu Community Corp.	3,105
17,000	Tokyu Land Corp.	57,026
24	Zephyr Co. Ltd.*	—
		573,117
	Luxembourg—0.3%
1,672	GAGFAH S.A.	10,467
	Netherlands—2.6%
743	Corio N.V. REIT	33,026
439	Eurocommercial Properties N.V. CVA REIT	12,958
1,867	Kardan N.V.	6,890
476	Nieuwe Steen Investments Funds N.V. REIT	7,261
247	Vastned Retail N.V. REIT	10,926
230	Wereldhave N.V. REIT	15,804
		86,865
	Philippines—0.2%
24,100	Ayala Land, Inc.	3,182
16,100	SM Prime Holdings, Inc.	2,790
		5,972
	Singapore—4.0%
12,000	Ascendas REIT	10,805
15,000	CapitaCommercial Trust REIT	8,604
29,000	Capitaland Ltd.	53,616
22,000	CapitaMall Trust REIT	18,451
2,000	Guocoland Ltd.	1,548
6,000	Keppel Land Ltd.	6,919

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI International Real Estate Portfolio

April 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
23,000	Mapletree Logistics Trust REIT	$6,666
2,000	Singapore Land Ltd.	4,683
27,000	Suntec REIT	13,375
7,000	UOL Group Ltd.	10,447
		135,114
	South Africa—0.5%
11,094	Growthpoint Properties Ltd.	18,432
	Spain—0.5%
24,183	Inmobiliaria Colonial S.A.*	4,818
3,532	Realia Business S.A.	10,233
		15,051
	Sweden—2.4%
1,688	Castellum AB	10,632
4,886	Fabege AB	20,506
572	Hufvudstaden AB, Class A	3,412
2,711	JM AB	18,552
5,816	Kungsleden AB	29,026
		82,128
	Switzerland—0.3%
37	Allreal Holding AG	3,911
165	PSP Swiss Property AG*	7,772
		11,683
	United Kingdom—15.0%
14,919	British Land Co. PLC REIT	94,294
22,061	Brixton PLC REIT	9,400
951	CLS Holdings PLC*	4,229
826	Derwent London PLC REIT	10,191
5,299	Grainger PLC	13,120
2,276	Great Portland Estates PLC REIT	10,283
9,640	Hammerson PLC REIT	44,740
20,149	Land Securities Group PLC REIT	166,435
8,507	Liberty International PLC REIT	49,945
2,045	Savills PLC	8,477
236,277	Segro PLC REIT	82,998
11,653	Unite Group PLC	16,757
		510,869
	Total Investments (Cost $4,520,304)—99.7%	3,389,082
	Other assets less liabilities—0.3%	10,244
	Net Assets—100.0%	$3,399,326

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE RAFI Japan Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Consumer Discretionary	24.6
Industrials	19.4
Financials	16.5
Information Technology	12.6
Materials	9.0
Utilities	5.4
Consumer Staples	3.9
Telecommunication Services	3.7
Energy	2.6
Health Care	2.2
Other	0.1

Schedule of Investments

PowerShares FTSE RAFI Japan Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—24.6%
2,100	Aisin Seiki Co. Ltd.	$42,903
3,500	Bridgestone Corp.	51,939
800	Casio Computer Co. Ltd.	6,050
2,500	Chofu Seisakusho Co. Ltd.	45,993
2,100	Denso Corp.	49,306
7,000	Fuji Heavy Industries Ltd.	28,033
27,000	Haseko Corp.	17,015
5,600	Honda Motor Co. Ltd.	161,934
16,000	Mazda Motor Corp.	39,518
29,800	Nissan Motor Co. Ltd.	154,474
12,700	Panasonic Corp.	184,590
3,000	Sekisui House Ltd.	25,827
7,000	Sharp Corp.	72,999
7,200	Sony Corp.	185,149
2,500	Suzuki Motor Corp.	46,806
10,000	Toyota Motor Corp.	391,319
840	Yamada Denki Co. Ltd.	38,762
3,300	Yamaha Motor Co. Ltd.	34,783
		1,577,400
	Consumer Staples—3.9%
9,000	Aeon Co. Ltd.	70,255
3,000	Ajinomoto Co., Inc.	22,046
20	Japan Tobacco, Inc.	50,211
3,000	Kirin Holdings Co. Ltd.	33,023
3,200	Seven & I Holdings Co. Ltd.	72,369
		247,904
	Energy—2.6%
13,000	Cosmo Oil Co. Ltd.	37,130
12,000	Nippon Mining Holdings, Inc.	54,642
14,000	Nippon Oil Corp.	72,999
		164,771

Number of Shares		Value
	Common Stocks (Continued)
	Financials—16.5%
3,000	Bank of Yokohama (The) Ltd.	$12,685
10,000	Chuo Mitsui Trust Holdings, Inc.	32,627
4,000	Credit Saison Co. Ltd.	44,560
7,000	Daiwa House Industry Co. Ltd.	61,117
14,000	Daiwa Securities Group, Inc.	72,714
14,000	Fukuoka Financial Group, Inc.	42,974
37,185	Mitsubishi UFJ Financial Group, Inc.	202,204
320	Mitsubishi UFJ Lease & Finance Co. Ltd.	7,383
3,000	Mitsui Fudosan Co. Ltd.	37,689
45,800	Mizuho Financial Group, Inc.	95,897
14,400	Nomura Holdings, Inc.	86,208
1,860	ORIX Corp.	87,154
3,800	Sumitomo Mitsui Financial Group, Inc.	131,321
10,000	Sumitomo Trust & Banking (The) Co. Ltd.	41,571
1,650	T&D Holdings, Inc.	48,971
2,000	Tokio Marine Holdings, Inc.	52,752
		1,057,827
	Health Care—2.2%
400	Astellas Pharma, Inc.	13,051
2,100	Daiichi Sankyo Co. Ltd.	35,326
300	Eisai Co. Ltd.	8,096
2,500	Mediceo Paltac Holdings Co. Ltd.	25,360
1,700	Takeda Pharmaceutical Co. Ltd.	60,477
		142,310
	Industrials—19.4%
10,000	Asahi Glass Co. Ltd.	59,562
1,400	East Japan Railway Co.	79,118
4,000	Hankyu Hanshin Holdings, Inc.	18,743
10,000	ITOCHU Corp.	53,463
8,000	JTEKT Corp.	76,760

See Notes to Financial Statements.

Schedule of Investments (Continued)
PowerShares FTSE RAFI Japan Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
14,000	Kintetsu Corp.	$61,046
4,500	Komatsu Ltd.	55,755
17,000	Marubeni Corp.	61,513
5,800	Mitsubishi Corp.	89,018
14,000	Mitsubishi Electric Corp.	74,137
17,000	Mitsubishi Heavy Industries Ltd.	55,466
7,000	Mitsui & Co. Ltd.	73,853
10,000	Mitsui O.S.K. Lines Ltd.	57,021
21,000	Nagoya Railroad Co. Ltd.	63,607
17,000	Nippon Express Co. Ltd.	60,649
7,000	Obayashi Corp.	34,436
47,600	Sojitz Corp.	73,540
6,600	Sumitomo Electric Industries Ltd.	63,998
17,000	Taisei Corp.	36,977
7,000	Toppan Printing Co. Ltd.	52,793
4,000	Toyota Tsusho Corp.	46,918
		1,248,373
	Information Technology—12.6%
4,900	Canon, Inc.	146,922
3,000	FUJIFILM Holdings Corp.	76,231
21,000	Fujitsu Ltd.	89,648
38,000	Hitachi Ltd.	131,706
700	Kyocera Corp.	54,216
28,000	NEC Corp.	92,778
1,400	OMRON Corp.	20,847
1,000	Rohm Co. Ltd.	61,290
2,300	Seiko Epson Corp.	32,308
31,000	Toshiba Corp.	105,870
		811,816
	Materials—9.0%
14,000	Asahi Kasei Corp.	56,350
2,700	JFE Holdings, Inc.	73,411
15,500	Mitsubishi Chemical Holdings Corp.	58,764
17,000	Mitsubishi Materials Corp.	49,073
18,000	Mitsui Chemicals, Inc.	53,789
1,400	Nippon Paper Group, Inc.	39,843
28,000	Nippon Steel Corp.	93,917
11,000	Oji Paper Co. Ltd.	47,294
14,000	Sumitomo Chemical Co. Ltd.	54,785
3,200	Toyo Seikan Kaisha Ltd.	52,919
		580,145
	Telecommunication Services—3.7%
14	KDDI Corp.	62,896
2,800	Nippon Telegraph & Telephone Corp.	104,731
48	NTT DocoMo, Inc.	66,839
		234,466
	Utilities—5.4%
2,400	Chubu Electric Power Co., Inc.	52,935
3,100	Chugoku Electric Power (The) Co., Inc.	62,703
2,800	Kansai Electric Power (The) Co., Inc.	57,204

Number of Shares		Value
	Common Stocks (Continued)
2,100	Kyushu Electric Power Co., Inc.	$43,437
2,000	Tohoku Electric Power Co., Inc.	41,775
3,800	Tokyo Electric Power (The) Co., Inc.	89,221
		347,275
	Total Investments (Cost $8,272,101)—99.9%	6,412,287
	Other assets less liabilities—0.1%	4,829
	Net Assets—100.0%	$6,417,116

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Agriculture Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Agricultural-Operations	29.9
Agricultural-Chemicals	29.2
Food-Miscellaneous/Diversified	12.1
Agricultural Biotech	7.4
Alternative Waste Technology	6.7
Sugar	4.1
Transport-Services	3.7
Chemicals-Diversified	2.9
Retail-Miscellaneous/Diversified	1.6
Chemicals-Specialty	1.2
Investment Companies	0.6
Food-Wholesale/Distributors	0.2
Consumer Products-Miscellaneous	0.1
Money Market Fund	0.2
Other	0.1

Schedule of Investments

PowerShares Global Agriculture Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—2.1%
37,145	Elders Ltd.	$11,822
72,593	Incitec Pivot Ltd.	111,549
8,245	Nufarm Ltd.	80,030
		203,401
	Belgium—0.2%
406	Sipef S.A.	15,138
	Brazil—3.2%
14,900	Cosan S.A. Industria e Comercio*	91,646
19,400	Fertilizantes Fosfatados S.A.	148,753
5,100	Sao Martinho S.A.*	31,745
4,500	SLC Agricola S.A.	30,915
		303,059
	Canada—11.5%
7,220	Agrium, Inc.	311,139
8,200	Potash Corp. of Saskatchewan	707,432
10,778	Viterra, Inc.*	78,923
		1,097,494
	Chile—3.9%
11,990	Sociedad Quimica y Minera de Chile S.A., Class B ADR	381,399

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	China—1.5%
210,000	China BlueChemical Ltd., H-Shares	$111,395
39,000	China Green Holdings Ltd.	31,251
		142,646
	Denmark—1.0%
1,150	Auriga Industries, Class B	19,610
2,250	Danisco A/S	73,802
		93,412
	France—0.6%
610	Vilmorin & Cie	57,636
	Germany—6.9%
7,517	K+S AG	452,882
301	KWS Saat AG	37,833
8,626	Suedzucker AG	167,206
		657,921
	Hong Kong—3.3%
114,960	Chaoda Modern Agriculture Holdings Ltd.	65,355
164,000	China Agri-Industries Holdings Ltd.*	83,996
106,000	Global Bio-Chem Technology Group Co. Ltd.	14,390
320,000	Sinofert Holdings Ltd.	148,402
		312,143
	Indonesia—1.1%
71,500	Astra Agro Lestari Tbk PT	105,664

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Agriculture Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Ireland—0.1%
6,032	Origin Enterprises PLC*	$13,077
	Israel—6.3%
44,282	Israel Chemicals Ltd.	365,447
351	Israel Corp. (The) Ltd.	148,287
20,473	Makhteshim-Agan Industries Ltd.	90,414
		604,148
	Japan—0.6%
1,500	Hokuto Corp.	26,448
2,300	Sakata Seed Corp.	30,177
		56,625
	Korea—0.4%
2,260	Namhae Chemical Corp.	39,746
	Malaysia—7.6%
34,300	Asiatic Development Bhd	47,037
281,300	IOI Corp. Bhd	337,164
48,600	Kuala Lumpur Kepong Bhd	157,819
13,500	Kulim Malaysia Bhd	20,967
54,000	PPB Group Bhd	160,391
		723,378
	Netherlands—0.6%
1,588	Nutreco Holding N.V.	54,580
	Norway—3.7%
13,290	Yara International ASA	355,574
	Pakistan—0.2%
11,200	Engro Chemical Pakistan Ltd.	18,290
	Singapore—5.9%
472,760	Golden Agri-Resources Ltd.	116,920
186,000	Wilmar International Ltd.	445,423
		562,343
	Switzerland—7.2%
3,229	Syngenta AG	690,813
	Taiwan—1.1%
45,000	Taiwan Fertilizer Co. Ltd.	103,270
	United States—30.7%
26,042	Archer-Daniels-Midland Co.	641,154
5,541	Bunge Ltd.	266,023
2,137	CF Industries Holdings, Inc.	153,971
3,393	Corn Products International, Inc.	81,093
3,718	Darling International, Inc.*	21,267
2,894	Fresh Del Monte Produce, Inc.*	42,021
3,409	Intrepid Potash, Inc.*	84,168
9,103	Monsanto Co.	772,753

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
16,127	Mosaic (The) Co.	$652,337
2,978	Scotts Miracle-Gro (The) Co., Class A	100,567
4,653	Terra Industries, Inc.	123,305
		2,938,659
	Total Common Stocks and Other Equity Interests (Cost $8,839,275)	9,530,416
	Rights—0.0%
	Pakistan—0.0%
840	Engro Chemical Pakistan Ltd., expiring 5/20/09* (Cost $0)	830
	Money Market Fund—0.2%
17,606	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $17,606)	17,606
	Total Investments (Cost $8,856,881)—99.9%	9,548,852
	Other assets less liabilities—0.1%	6,586
	Net Assets—100.0%	$9,555,438

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Biotech Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Medical-Biomedical/Gene	77.6
Medical-Drugs	13.8
Therapeutics	6.9
Drug Delivery Systems	0.9
Diagnostic Equipment	0.7
Money Market Fund	0.2
Other	(0.1)

Schedule of Investments

PowerShares Global Biotech Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—4.7%
3,691	CSL Ltd.	$92,985
	Austria—1.5%
1,107	Intercell AG*	29,073
	Denmark—2.3%
1,052	Genmab A/S*	40,608
367	NeuroSearch A/S*	5,398
		46,006
	France—0.6%
1,110	NicOx S.A.*	12,997
	Netherlands—1.6%
1,532	Crucell N.V.*	32,116
	Spain—5.8%
5,012	Grifols S.A.	88,082
5,209	Zeltia S.A.	27,198
		115,280
	Switzerland—4.9%
1,817	Actelion Ltd.*	82,956
221	Basilea Pharmaceutica*	15,455
		98,411
	United States—78.5%
884	Acorda Therapeutics, Inc.*	17,530
1,827	Alexion Pharmaceuticals, Inc.*	61,058
2,235	Alkermes, Inc.*	17,098
971	Alnylam Pharmaceuticals, Inc.*	17,837
3,533	Amgen, Inc.*	171,244
3,227	Amylin Pharmaceuticals, Inc.*	35,303
1,878	Biogen Idec, Inc.*	90,783
2,341	BioMarin Pharmaceutical, Inc.*	30,105
1,899	Celera Corp.*	15,363
3,865	Celgene Corp.*	165,113
1,317	Cephalon, Inc.*	86,409
1,344	Cepheid, Inc.*	13,037

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,335	Cubist Pharmaceuticals, Inc.*	$22,161
2,837	Genzyme Corp.*	151,297
3,859	Gilead Sciences, Inc.*	176,741
1,899	Halozyme Therapeutics, Inc.*	12,002
3,162	Human Genome Sciences, Inc.*	6,925
2,267	Incyte Corp. Ltd.*	5,350
1,004	InterMune, Inc.*	13,594
2,274	Isis Pharmaceuticals, Inc.*	35,656
776	Martek Biosciences Corp.	14,139
3,009	Medarex, Inc.*	17,813
2,180	Myriad Genetics, Inc.*	84,562
1,322	Onyx Pharmaceuticals, Inc.*	34,240
1,351	OSI Pharmaceuticals, Inc.*	45,353
2,800	PDL BioPharma, Inc.	20,020
1,868	Regeneron Pharmaceuticals, Inc.*	24,770
850	Rigel Pharmaceuticals, Inc.*	5,644
1,394	Savient Pharmaceuticals, Inc.*	7,360
2,007	Seattle Genetics, Inc.*	18,525
1,450	Theravance, Inc.*	20,779
619	United Therapeutics Corp.*	38,879
3,066	Vertex Pharmaceuticals, Inc.*	94,494
		1,571,184
Total Common Stocks and Other Equity Interests	(Cost $2,537,675)	1,998,052
	Money Market Fund—0.2%
3,882	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,882)	3,882
	Total Investments (Cost $2,541,557)—100.1%	2,001,934
	Liabilities in excess of other assets—(0.1%)	(1,210)
	Net Assets—100.0%	$2,000,724

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Clean Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Power Convertor/Supply Equipment	25.8
Energy-Alternate Sources	24.9
Electronic Components-Semiconductor	11.0
Diversified Manufacturing Operations	4.4
Batteries/Battery System	3.5
Electric-Integrated	3.2
Auto/Truck Parts & Equipment	2.8
Sugar	2.4
Audio/Video Products	2.3
Building-Heavy Construction	2.3
Building & Construction-Miscellaneous	1.7
Electronic Measuring Instruments	1.4
Independent Power Producer	1.3
Medical-Biomedical/Gene	1.3
Machinery-Electrical	1.1
Superconductor Product & System	1.1
Building & Construction Products-Miscellaneous	1.0
Chemicals-Specialty	1.0
Electric Products-Miscellaneous	0.9
Computers-Integrated Systems	0.8
Precious Metals	0.8
Semiconductor Equipment	0.8
Chemicals-Fibers	0.7
Instruments-Scientific	0.7
Non-Ferrous Metals	0.6
Electric-Distribution	0.5
Semiconductor Components-Integrated Circuits	0.5
Engineering/R&D Services	0.4
Investment Companies	0.3
Machinery-Thermal Process	0.3
Money Market Fund	0.1
Other	0.1

Schedule of Investments

PowerShares Global Clean Energy Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—1.1%
1,616,459	Infigen Energy	$1,490,800
	Austria—1.0%
34,574	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,421,844
	Belgium—5.2%
2,811,788	Hansen Transmissions International N.V.*	6,133,340
58,473	Umicore	1,147,704
		7,281,044

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Brazil—2.4%
437,200	Cosan S.A. Industria e Comercio*	$2,689,097
118,300	Sao Martinho S.A.*	736,358
		3,425,455
	Canada—1.7%
149,551	5N Plus, Inc.*	803,077
559,340	Ballard Power Systems, Inc.*	1,153,424
184,484	Canadian Hydro Developers, Inc.*	439,432
		2,395,933

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	China—10.9%
579,200	BYD Co. Ltd., H-Shares*	$1,521,572
2,689,000	China High Speed Transmission Equipment Co. Ltd.	4,804,084
403,533	Gushan Environmental Energy Ltd. ADR	972,515
275,409	JA Solar Holdings Co. Ltd. ADR*	966,686
124,367	LDK Solar Co. Ltd. ADR*	994,936
326,606	Suntech Power Holdings Co. Ltd. ADR*	4,876,228
176,512	Yingli Green Energy Holding Co. Ltd. ADR*	1,232,054
		15,368,075
	Denmark—5.6%
28,159	Novozymes A/S, Class B	1,901,529
8,778	Rockwool International A/S, Class B	678,657
81,445	Vestas Wind Systems A/S*	5,294,898
		7,875,084
	Finland—1.3%
94,182	Fortum Oyj	1,902,541
	France—5.0%
90,560	EDF Energies Nouvelles S.A.	3,211,507
11,829	Saft Groupe S.A.	362,596
61,038	Sechilienne-Sidec	2,103,178
355,149	Theolia S.A.*	1,299,998
		6,977,279
	Germany—11.3%
30,362	Centrotherm Photovoltaics AG*	1,177,792
636,543	Conergy AG*	645,037
81,576	Nordex AG*	1,405,863
127,258	Q-Cells SE*	2,720,670
38,700	Roth & Rau AG*	923,450
61,301	SMA Solar Technology AG*	3,842,818
48,307	Solar Millenium AG*	981,846
124,827	Solarworld AG	3,563,307
54,137	Solon SE*	677,304
		15,938,087
	Ireland—0.5%
150,340	Kingspan Group PLC	778,686
	Japan—6.6%
238,000	GS Yuasa Corp.	1,602,574
379	Japan Wind Development Co. Ltd.	1,108,332
247,000	Meidensha Corp.	668,985
16,500	NPC, Inc.	744,695
794,000	Sanyo Electric Co. Ltd.*	1,317,169
305,000	Sharp Corp.	3,219,240
390,000	Takuma Co. Ltd.	600,826
		9,261,821

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	New Zealand—1.0%
415,799	Contact Energy Ltd.	$1,347,263
	Norway—2.2%
337,409	Renewable Energy Corp. A/S*	3,042,789
	Philippines—1.0%
19,228,000	Energy Development Corp.	1,428,647
	Spain—13.2%
142,694	Abengoa S.A.	2,463,291
31,132	Acciona S.A.	3,187,725
428,510	EDP Renovaveis S.A.*	3,499,200
269,461	Gamesa Corporacion Tecnologica S.A.	5,093,614
820,974	Iberdrola Renovables S.A.*	3,338,859
383,706	Solaria Energia y Medio Ambiente S.A.*	1,032,362
		18,615,051
	Switzerland—1.9%
17,499	BKW FMB Energie AG	1,219,421
3,482	Gurit Holding AG	1,414,347
		2,633,768
	United Kingdom—1.4%
47,237	Climate Exchange PLC*	481,703
265,177	Eaga PLC	525,015
594,447	PV Crystalox Solar PLC	988,995
		1,995,713
	United States—26.5%
60,717	American Superconductor Corp.*	1,560,427
37,679	Baldor Electric Co.	874,153
919,503	Capstone Turbine Corp.*	735,602
150,568	Covanta Holding Corp.*	2,124,514
83,687	Cree, Inc.*	2,292,187
77,278	Echelon Corp.*	615,133
62,189	Ener1, Inc.*	366,293
176,088	Energy Conversion Devices, Inc.*	3,236,497
38,141	EnerNOC, Inc.*	666,323
418,590	Evergreen Solar, Inc.*	1,017,174
19,135	First Solar, Inc.*	3,583,793
61,350	Fuel Systems Solutions, Inc.*	936,815
254,874	FuelCell Energy, Inc.*	810,499
150,418	GT Solar International, Inc.*	1,066,464
147,582	International Rectifier Corp.*	2,491,184
42,567	Itron, Inc.*	1,958,082
155,523	Johnson Controls, Inc.	2,956,492
44,371	Maxwell Technologies, Inc.*	454,359
148,888	MEMC Electronic Materials, Inc.*	2,411,986
51,453	Ormat Technologies, Inc.	1,811,146
31,176	Power Integrations, Inc.	664,049

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
99,400	Raser Technologies Inc*	$388,654
106,650	SunPower Corp., Class A*	2,920,077
38,677	Ultralife Corp.*	276,541
128,395	Zoltek Cos., Inc.*	1,010,469
		37,228,913
	Total Common Stocks and Other Equity Interests (Cost $188,041,963)	140,408,793
	Money Market Fund—0.1%
139,532	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $139,532)	139,532
	Total Investments (Cost $188,181,495)—99.9%	140,548,325
	Other assets less liabilities—0.1%	138,809
	Net Assets—100.0%	$140,687,134

ADR American Depositary Receipt

*  Non Income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Coal Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Coal	81.2
Non-Ferrous Metals	17.2
Diversified Minerals	1.6
Money Market Fund	0.0
Other	0.0

Schedule of Investments

PowerShares Global Coal Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—19.0%
22,741	Aquila Resources Ltd.*	$54,300
34,841	Centennial Coal Co. Ltd.	46,588
11,670	Energy Resources of Australia Ltd.	179,196
18,418	Felix Resources Ltd.	151,149
7,422	Gloucester Coal Ltd.	28,519
63,344	New Hope Corp. Ltd.	196,859
57,734	Paladin Energy Ltd.*	195,543
17,578	Riversdale Mining Ltd.*	56,178
		908,332
	Canada—13.0%
19,863	Cameco Corp.	458,082
20,523	Denison Mines Corp.*	38,693
44,088	Uranium One, Inc.*	122,456
		619,231
	China—21.3%
221,000	China Coal Energy Co., H-Shares	192,195
138,000	China Shenhua Energy Co. Ltd., H-Shares*	387,283
61,100	Inner Mongolia Yitai Coal Co., Class B	266,335
184,000	Yanzhou Coal Mining Co. Ltd., H-Shares	174,025
		1,019,838
	Indonesia—9.4%
1,820,500	Bumi Resources Tbk PT	254,543
216,000	Tambang Batubara Bukit Asam Tbk PT	193,859
		448,402
	Singapore—1.6%
103,000	Straits Asia Resources Ltd.	73,910
	Thailand—3.9%
23,400	Banpu PCL	188,500
	United Kingdom—0.6%
14,759	UK Coal PLC*	26,299

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—31.2%
3,435	Alliance Resource Partners LP	$112,977
6,613	Alpha Natural Resources, Inc.*	135,434
9,869	Arch Coal, Inc.	137,870
10,069	Consol Energy, Inc.	314,959
4,180	Foundation Coal Holdings, Inc.	67,883
14,390	International Coal Group, Inc.*	28,636
2,557	James River Coal Co.*	36,412
7,987	Massey Energy Co.	127,073
7,223	Patriot Coal Corp.*	45,505
11,591	Peabody Energy Corp.	305,886
10,438	USEC, Inc.*	64,611
5,097	Walter Industries, Inc.	116,212
		1,493,458
	Total Common Stocks and Other Equity Interests (Cost $5,050,223)	4,777,970
	Money Market Fund—0.0%
2,367	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,367)	2,367
	Total Investments (Cost $5,052,590)—100.0%	4,780,337
	Other assets less liabilities—0.0%	2,042
	Net Assets—100.0%	$4,782,379

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Gold and Precious Metals Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Gold Mining	73.9
Platinum	16.7
Silver Mining	4.5
Non-Ferrous Metals	3.7
Precious Metals	0.7
Diversified Minerals	0.3
Diamonds/Precious Stones	0.2
Other	0.0

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Australia—9.5%
145,162	Lihir Gold Ltd.*	$317,108
14,413	Newcrest Mining Ltd.	314,703
105,508	PanAust Ltd.*	25,595
19,533	Sino Gold Mining Ltd.*	77,926
		735,332
	Bermuda—1.4%
27,795	Aquarius Platinum Ltd.	104,947
	Canada—41.4%
5,660	Agnico-Eagle Mines Ltd.	251,296
7,087	Alamos Gold, Inc.*	46,229
18,827	Barrick Gold Corp.	547,490
24,528	Eldorado Gold Corp.*	195,712
6,750	Franco-Nevada Corp.	144,249
8,038	Gammon Gold, Inc.*	53,650
19,586	GoldCorp, Inc.	537,745
4,100	Harry Winston Diamond Corp.	17,289
21,600	IAMGOLD Corp.	172,895
34,150	Kinross Gold Corp.	528,591
10,150	Novagold Resources, Inc.*	27,765
5,850	PAN American Silver Corp.*	96,802
15,150	Red Back Mining, Inc.*	105,327
4,500	Silver Standard Resources, Inc.*	75,789
19,000	Silver Wheaton Corp.*	146,327
32,500	Yamana Gold, Inc.	256,039
		3,203,195
	China—2.7%
268,000	Zijin Mining Group Co., Ltd.	205,260
	Mexico—3.7%
26,600	Industrias Penoles SAB de CV	287,619

Number of Shares		Value
	Common Stocks (Continued)
	South Africa—25.8%
7,425	Anglo Platinum Ltd.	$396,780
17,233	AngloGold Ashanti Ltd.	528,818
27,418	Gold Fields Ltd.	284,889
23,342	Harmony Gold Mining Co., Ltd.*	217,076
24,161	Impala Platinum Holdings Ltd.	461,168
14,160	Mvelaphanda Resources Ltd.*	51,382
15,988	Northam Platinum Ltd.	52,807
		1,992,920
	United Kingdom—6.0%
10,493	Lonmin PLC	220,700
5,125	Randgold Resources Ltd.	247,012
		467,712
	United States—9.5%
40,516	Coeur d'Alene Mines Corp.*	55,912
11,390	Hecla Mining Co.*	28,133
13,704	Newmont Mining Corp.	551,450
2,721	Royal Gold, Inc.	98,391
		733,886
	Total Investments (Cost $7,564,841)—100.0%	7,730,871
	Other assets less liabilities—0.0%	501
	Net Assets—100.0%	$7,731,372

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Nuclear Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Electric-Integrated	22.3
Non-Ferrous Metals	17.6
Engineering/R&D Services	11.8
Energy-Alternate Sources	7.4
Electric Products-Miscellaneous	6.9
Diversified Manufacturing Operations	6.4
Electronic Components-Miscellaneous	5.7
Machinery-General Industry	4.8
Metal-Copper	2.7
Auto/Truck Parts & Equipment	2.5
Instruments-Scientific	2.4
Consulting Services	2.3
Machinery-Pumps	1.5
Machinery-Material Handling	1.2
Wire & Cable Products	0.8
Chemicals-Specialty	0.7
Transport-Marine	0.6
Electronic Measuring Instruments	0.4
Building-Heavy Construction	0.4
Environment Monitoring & Detection	0.3
Semiconductor Equipment	0.3
Protection-Safety	0.2
Metal Processors & Fabricators	0.2
Research & Development	0.1
Miscellaneous Manufacturing	0.1
Commercial Services	0.1
Money Market Fund	0.2
Other	0.1

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—7.2%
54,184	Energy Resources of Australia Ltd.	$827,299
359,265	Paladin Energy Ltd.*	1,200,840
9,561	Silex Systems Ltd.*	33,765
		2,061,904
	Canada—11.1%
43,656	Cameco Corp.	1,006,796
168,944	Denison Mines Corp.*	318,521
442,585	Equinox Minerals Ltd.*	774,831
385,883	Uranium One, Inc.*	1,071,807
		3,171,955

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	France—9.6%
4,194	Areva S.A.	$2,106,056
13,450	EDF	623,956
590	Sperian Protection	29,756
		2,759,768
	Germany—5.8%
28,766	E.ON AG	974,249
6,946	RWE AG	501,483
6,699	SGL Carbon AG*	195,425
		1,671,157
	India—2.8%
43,126	Larsen & Toubro Ltd. GDR	798,843

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Nuclear Energy Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Japan—24.4%
220,000	Hitachi Ltd.	$770,586
3,700	Hokkaido Electric Power Co., Inc.	68,243
3,100	Hokuriku Electric Power Co.	70,170
32,000	Japan Steel Works (The) Ltd.	347,406
40,000	JGC Corp.	525,741
22,000	Kansai Electric Power (The) Co., Inc.	449,060
12,400	Kyushu Electric Power Co., Inc.	256,515
173,000	Mitsubishi Heavy Industries Ltd.	567,642
4,900	Shikoku Electric Power Co., Inc.	134,633
74,900	Sumitomo Electric Industries Ltd.	731,414
3,000	Taihei Dengyo Kaisha Ltd.	26,286
27,900	Tokyo Electric Power (The) Co., Inc.	655,133
474,000	Toshiba Corp.	1,630,474
4,000	Toshiba Plant Systems & Services Corp.	37,691
187,000	Toyo Engineering Corp.	596,512
21,600	Yokogawa Electric Corp.	111,735
		6,979,241
	Korea—2.8%
12,339	Doosan Heavy Industries and Construction Co. Ltd.	804,942
	Netherlands—0.4%
9,897	Chicago Bridge & Iron Co. N.V.	105,898
	Switzerland—0.1%
244	BKW FMB Energie AG	17,003
	United Kingdom—1.0%
51,318	Serco Group PLC	277,326
	United States—34.5%
11,324	Ametek, Inc.	364,746
5,018	Belden, Inc.	80,890
1,830	CIRCOR International, Inc.	47,086
8,709	Constellation Energy Group, Inc.	209,713
35,376	Duke Energy Corp.	488,543
24,413	Emerson Electric Co.	831,019
3,412	Entergy Corp.	220,995
16,183	Exelon Corp.	746,521
4,886	Federal Signal Corp.	37,964
9,011	FirstEnergy Corp.	368,550
6,125	Flowserve Corp.	415,888
11,818	Fluor Corp.	447,548
4,986	FPL Group, Inc.	268,197
5,744	General Cable Corp.*	155,892
58,312	General Electric Co.	737,647
5,411	Kirby Corp.*	166,984
1,003	Landauer, Inc.	53,139
24,654	McDermott International, Inc.*	397,916
3,654	Mine Safety Appliances Co.	90,071

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,972	MKS Instruments, Inc.*	$77,812
17,337	Parker Hannifin Corp.	786,233
9,367	Progress Energy, Inc.	319,602
20,682	SAIC, Inc.*	374,344
16,598	Shaw Group (The), Inc.*	556,531
5,816	SPX Corp.	268,525
1,925	Team, Inc.*	27,662
19,783	Thermo Fisher Scientific, Inc.*	693,987
98,731	USEC, Inc.*	611,145
		9,845,150
	Total Common Stocks and Other Equity Interests (Cost $41,644,072)	28,493,187
	Money Market Fund—0.2%
54,714	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $54,714)	54,714
	Total Investments (Cost $41,698,786)—99.9%	28,547,901
	Other assets less liabilities—0.1%	23,936
	Net Assets—100.0%	$28,571,837

GDR Global Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Progressive Transportation Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Transport-Rail	19.0
Batteries/Battery System	16.9
Machinery-General Industries	6.5
Transport-Truck	6.3
Auto/Truck Parts & Equipment	6.3
Transport-Services	6.1
Bicycle Manufacturing	5.8
Transport-Marine	5.0
Steel-Producers	4.2
Stevedoring	3.9
Energy-Alternate Sources	3.7
Auto-Medical & Heavy Duty Trucks	3.5
Oil Components-Integrated	3.2
Chemicals-Diversified	3.1
Diversified Manufacting Operations	3.0
Electric Products-Miscellaneous	2.4
Computers-Integrated System	0.7
Money Market Fund	0.3
Other	0.1

Schedule of Investments

PowerShares Global Progressive Transportation Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.6%
	Canada—9.2%
18,000	Bombardier, Inc., Class B	$57,268
1,299	Canadian National Railway Co.	52,506
8,400	New Flyer Industries, Inc.	65,186
		174,960
	Chile—3.0%
1,836	Sociedad Quimica y Minera de Chile S.A. ADR	57,852
	China—3.8%
27,000	BYD Co. Ltd., H-Shares*	71,418
	France—7.1%
1,125	Alstom S.A.	71,309
2,046	Saft Groupe S.A.*	63,034
		134,343
	Germany—6.3%
2,069	Hamburger Hafen und Logistik AG	74,819
442	Vossloh AG	45,690
		120,509
	Italy—3.5%
4,148	Ansaldo STS SpA	66,563

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Japan—14.2%
700	East Japan Railway Co.	$39,559
13,000	GS Yuasa Corp.	87,076
9,000	Kinki Sharyo Co. Ltd.	51,685
11,000	Nippon Yusen KK	44,946
1,600	Shimano, Inc.	46,999
		270,265
	Taiwan—3.4%
27,000	Giant Manufacturing Co. Ltd.	63,840
	United Kingdom—9.4%
3,770	BG Group PLC	61,059
12,324	FirstGroup PLC	60,811
28,578	Stagecoach Group PLC	55,580
		177,450
	United States—39.7%
715	Burlington Northern Santa Fe Corp.	48,248
8,304	Clean Energy Fuels Corp.*	70,252
1,702	CSX Corp.	50,362
16,908	Ener1, Inc.*	99,588
2,726	Fuel Systems Solutions, Inc.*	41,626
1,706	Landstar System, Inc.	60,752
2,853	Marten Transport Ltd.*	59,171

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Progressive Transportation Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,262	Maxwell Technologies, Inc.*	$12,923
1,324	Norfolk Southern Corp.	47,240
1,736	Overseas Shipholding Group, Inc.	49,841
2,270	Reliance Steel & Aluminum C o.	79,972
1,119	Union Pacific Corp.	54,988
4,840	WABCO Holdings, Inc.	77,392
		752,355
	Total Common Stocks and Other Equity Interests (Cost $2,061,380)	1,889,555
	Money Market Fund—0.3%
4,626	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $4,626)	4,626
	Total Investments (Cost $2,066,006)—99.9%	1,894,181
	Other assets less liabilities—0.1%	2,457
	Net Assets—100.0%	$1,896,638

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Steel Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Steel-Producers	84.1
Steel-Specialty	5.0
Metal-Iron	4.2
Metal Processors & Fabrication	2.4
Diversified Minerals	2.1
Steel Pipe & Tube	1.0
Machinery-General Industry	0.4
Metal-Diversified	0.1
Money Market Fund	0.1
Other	0.6

Schedule of Investments

PowerShares Global Steel Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.3%
	Australia—5.1%
5,316	BlueScope Steel Ltd.	$9,139
16,447	Fortescue Metals Group Ltd.*	28,517
5,873	Mount Gibson Iron Ltd.*	2,719
2,406	Murchison Metals Ltd.*	1,732
8,016	OneSteel Ltd.	13,134
1,061	Sims Metal Management Ltd.	15,590
		70,831
	Austria—1.4%
967	Voestalpine AG	18,772
	Brazil—7.4%
3,200	Cia Siderurgica Nacional S.A.	59,608
2,900	Gerdau S.A.	16,447
1,800	MMX Mineracao e Metalicos S.A.*	5,494
1,500	Usinas Siderurgicas de Minas Gerais S.A.	20,838
		102,387
	Canada—0.3%
200	Labrador Iron Ore Royalty Income Fund	4,545
	Chile—1.0%
878	CAP S.A.	14,276
	China—0.8%
6,000	Angang Steel Co. Ltd., H-Shares	7,246
10,000	Maanshan Iron & Steel, Co. Ltd., H-Shares	4,116
		11,362
	Egypt—0.4%
3,216	El Ezz Steel Rebars SAE	5,440

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Finland—2.3%
1,066	Outokumpu Oyj	$16,089
824	Rautaruukki Oyj	15,527
		31,616
	Germany—5.5%
353	Salzgitter AG	25,231
2,323	ThyssenKrupp AG	49,990
		75,221
	Japan—25.7%
3,000	Daido Steel Co. Ltd.	10,002
2,000	Hitachi Metals Ltd.	15,571
3,400	JFE Holdings, Inc.	92,443
18,000	Kobe Steel Ltd.	29,639
600	Maruichi Steel Tube Ltd.	12,160
31,000	Nippon Steel Corp.	103,980
6,000	Nisshin Steel Co. Ltd.	11,587
1,000	Sanyo Special Steel Co. Ltd.	3,547
22,000	Sumitomo Metal Industries Ltd.	51,431
900	Tokyo Steel Manufacturing Co. Ltd.	9,184
400	Yamato Kogyo Co. Ltd.	9,087
1,000	Yodogawa Steel Works Ltd.	4,543
		353,174
	Korea—11.3%
360	Dongkuk Steel Mill Co. Ltd.	8,193
502	Hyundai Steel Co.	21,207
408	POSCO	126,248
		155,648

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Steel Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Luxembourg—8.1%
4,271	ArcelorMittal	$101,871
1,200	Ternium S.A. ADR	10,092
		111,963
	Mexico—0.4%
2,600	Industrias CH SAB de CV, Series B*	5,701
	Russia—3.0%
2,150	Evraz Group S.A. GDR	28,273
2,447	Mechel ADR	13,018
		41,291
	South Africa—4.4%
2,620	ArcelorMittal South Africa Ltd.	24,728
1,864	Kumba Iron Ore Ltd.	35,909
		60,637
	Spain—2.0%
1,495	Acerinox S.A.	23,019
782	Tubacex S.A.	2,228
1,027	Tubos Reunidos S.A.	2,654
		27,901
	Sweden—1.0%
1,400	Ssab Svenskt Stal AB, Series A	13,514
	Taiwan—4.2%
65,000	China Steel Corp.	50,312
3,000	Feng Hsin Iron & Steel Co.	3,678
5,000	Tung Ho Steel Enterprise Corp.	4,309
		58,299
	Turkey—1.2%
6,752	Eregli Demir ve Celik Fabrikalari TAS	16,443
	United States—13.8%
658	AK Steel Holding Corp.	8,561
566	Allegheny Technologies, Inc.	18,525
257	Carpenter Technology Corp.	5,312
667	Cliffs Natural Resources, Inc.	15,381
669	Commercial Metals Co.	9,954
1,722	Nucor Corp.	70,068
431	Reliance Steel & Aluminum Co.	15,184
163	Schnitzer Steel Industries, Inc., Class A	8,078
1,068	Steel Dynamics, Inc.	13,297
681	United States Steel Corp.	18,081
463	Worthington Industries, Inc.	6,899
		189,340
	Total Common Stocks and Other Equity Interests (Cost $2,166,998)	1,368,361

Number of Shares		Value
	Money Market Fund—0.1%
896	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $896)	$896
	Total Investments (Cost $2,167,894)—99.4%	1,369,257
	Other assets less liabilities—0.6%	8,116
	Net Assets—100.0%	$1,377,373

ADR American Depositary Receipt

GDR Global Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Water Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Environmental Control	22.9
Water	20.1
Miscellaneous Manufacturing	12.0
Machinery-Diversified	10.8
Electronics	6.5
Chemicals	6.1
Metal Fabricate/Hardware	5.6
Commercial Services	5.2
Engineering & Construction	4.8
Building Materials	3.0
Holding Companies-Diversified	1.4
Electric	1.4
Money Market Fund	0.0
Other	0.2

Schedule of Investments

PowerShares Global Water Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Brazil—1.8%
219,200	Cia de Saneamento Basico do Estado de Sao Paulo	$3,148,249
	Canada—5.2%
427,499	Stantec, Inc.*	9,402,028
	Finland—9.0%
1,307,740	Kemira Oyj	10,893,878
476,689	Uponor Oyj	5,313,405
		16,207,283
	France—9.8%
530,039	Suez Environnement S.A.*	8,091,810
344,320	Veolia Environnement	9,446,422
		17,538,232
	Germany—2.5%
11,074	KSB AG	4,528,743
	Hong Kong—1.4%
6,061,909	Guangdong Investment Ltd.	2,497,063
	Italy—1.4%
198,984	ACEA SpA	2,471,988
	Japan—13.9%
2,015,000	Ebara Corp.	5,468,250
405,300	Kurita Water Industries Ltd.	9,896,391
1,322,000	ORGANO Corp.	9,449,519
		24,814,160

Number of Shares		Value
	Common Stocks (Continued)
	Malaysia—1.4%
3,075,400	Puncak Niaga Holding BHD	$2,544,468
	Netherlands—4.8%
577,295	Arcadis N.V.	8,519,072
	Singapore—4.9%
7,197,000	Hyflux Ltd.	8,811,823
	Spain—1.8%
156,246	Sociedad General de Aguas de Barcelona S.A., Class A	3,287,130
	Switzerland—3.0%
50,876	Geberit AG	5,433,543
	United Kingdom—7.6%
2,379,763	Halma PLC	6,253,671
321,680	Severn Trent PLC	4,957,578
326,722	United Utilities Group PLC	2,447,381
		13,658,630
	United States—31.3%
132,363	American Water Works Co., Inc.	2,382,534
125,274	Aqua America, Inc.	2,298,778
97,269	Danaher Corp.	5,684,400
117,069	Itron, Inc.*	5,385,174
117,408	ITT Corp.	4,814,902
658,766	Nalco Holding Co.	10,751,061
214,436	Pentair, Inc.	5,712,575

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Water Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
366,444	Tetra Tech, Inc.*	$8,999,865
155,950	Valmont Industries, Inc.	9,946,491
		55,975,780
	Total Common Stocks (Cost $246,918,175)	178,838,192
	Money Market Fund—0.0%
12,118	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $12,118)	12,118
	Total Investments (Cost $246,930,293)—99.8%	178,850,310
	Other assets less liabilities—0.2%	346,038
	Net Assets—100.0%	$179,196,348

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Global Wind Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Energy-Alternate Sources	42.5
Electrical Components & Equipment	36.3
Miscellaneous Manufacturing	8.5
Chemicals	6.0
Electric	3.4
Engineering & Construction	1.2
Distribution/Wholesale	0.6
Gas	0.5
Machinery-Diversified	0.3
Money Market Fund	0.1
Other	0.6

Schedule of Investments

PowerShares Global Wind Energy Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.3%
	Belgium—5.2%
661,243	Hansen Transmissions International N.V.*	$1,442,366
	Bermuda—3.2%
22,500,000	China WindPower Group Ltd.*	894,057
	Canada—3.6%
418,893	Canadian Hydro Developers, Inc.*	997,784
	China—4.3%
664,000	China High Speed Transmission Equipment Group Co., Ltd.	1,186,282
	Denmark—13.8%
173,400	Greentech Energy Systems A/S*	589,972
49,162	Vestas Wind Systems A/S*	3,196,118
		3,786,090
	France—3.2%
24,842	EDF Energies Nouvelles S.A.	880,966
	Germany—11.2%
11,955	E.ON AG	404,893
78,000	Nordex AG*	1,344,235
8,184	REpower Systems AG*	902,219
6,357	Siemens AG	428,058
		3,079,405
	Japan—4.2%
307	Japan Wind Development Co. Ltd.	897,778
28,000	Mitsubishi Heavy Industries Ltd.	91,873
749	Mitsui & Co., Ltd. ADR	159,507
		1,149,158

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Spain—32.3%
523	Acciona S.A.	$53,552
293,660	EDP Renovaveis S.A.*	2,398,018
8,697	Endesa S.A.	187,297
350,584	Fersa Energias Renovables S.A.	1,058,522
161,693	Gamesa Corporacion Tecnologica S.A.	3,056,479
530,776	Iberdrola Renovables S.A.*	2,158,638
		8,912,506
	Switzerland—3.5%
19,026	ABB Ltd. ADR	270,550
1,686	Gurit Holding AG	684,833
		955,383
	United Kingdom—2.4%
41,951	Centrica PLC	140,489
467,536	Clipper Windpower PLC*	478,028
12,503	International Power PLC	45,768
		664,285
	United States—12.4%
5,540	AES (The) Corp.*	39,168
64,506	American Superconductor Corp.*	1,657,804
3,358	FPL Group, Inc.	180,627
38,260	General Electric Co.	483,989
3,689	Xcel Energy, Inc.	68,025
123,949	Zoltek Cos., Inc.*	975,479
		3,405,092
	Total Common Stocks and Other Equity Interests (Cost $30,838,749)	27,353,374

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Wind Energy Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
18,954	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $18,954)	$18,954
	Total Investments (Cost $30,857,703)—99.4%	27,372,328
	Other assets less liabilities—0.6%	157,932
	Net Assets—100.0%	$27,530,260

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares International Listed Private Equity Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Investment Companies	29.1
Venture Capital	19.0
Holding Companies-Diversified	16.8
Diversified Financial Services	12.9
Closed-end Funds	7.7
Engineering & Construction	3.6
Commercial Services	3.4
Food	2.6
Electric	1.6
Money Market Fund	0.1
Other	3.2

Schedule of Investments

PowerShares International Listed Private Equity Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—96.7%
	Australia—11.3%
2,603,156	Babcock & Brown Infrastructure Group	$201,188
335,574	Macquarie Airports	447,160
143,938	Macquarie Communications Infrastructure Group	237,419
428,232	Macquarie Infrastructure Group	424,207
120,653	Macquarie Media Group Ltd.	109,312
		1,419,286
	Belgium—11.2%
10,451	Ackermans & van Haaren N.V.	611,087
9,281	GIMV N.V.	463,748
70,357	RHJ International*	330,983
		1,405,818
	Bermuda—2.1%
77,800	GP Investments Ltd. BDR*	265,449
	Canada—4.9%
38,341	Onex Corp.	621,537
	Finland—0.5%
46,753	CapMan Oyj, Class B*	58,605
	France—14.8%
27,563	Altamir Amboise	97,567
18,528	Eurazeo	758,050
13,623	Paris Orleans et Cie S.A.	369,791
17,249	Wendel	633,523
		1,858,931

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—2.1%
9,234	ADCapital AG	$60,565
32,117	Arques Industries AG*	79,638
9,510	Deutsche Beteiligungs AG	125,771
		265,974
	Italy—2.3%
174,566	DeA Capital SpA*	294,195
	Japan—6.0%
24,642	Daiwa SMBC Capital Co. Ltd.*	125,896
22,900	Jafco Co. Ltd.	512,946
152,000	Japan Asia Investment Co. Ltd.	117,738
		756,580
	Korea—4.1%
50,430	KTB Securities Co., Ltd.*	205,654
83,398	Macquarie Korea Infrastructure Fund	307,767
		513,421
	Netherlands—6.2%
10,709	HAL Trust	773,792
	South Africa—4.0%
65,969	Brait S.A.	92,697
78,515	Hosken Consolidated Investment Ltd.	414,485
		507,182
	Spain—1.0%
10,304	Dinamia	121,406

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares International Listed Private Equity Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Sweden—8.9%
11,357	AB Traction, Class B	$88,483
34,781	Hakon Invest AB	334,159
40,712	Ratos AB, Class B	696,099
		1,118,741
	United Kingdom—17.3%
131,279	3i Group PLC	618,520
50,797	AP Alternative Assets LP	86,355
23,838	Dunedin Enterprise Investment Trust PLC	98,787
21,398	Electra Private Equity PLC	249,219
53,389	Graphite Enterprise Trust PLC	214,350
15,141	HgCapital Trust PLC	179,801
60,275	Intermediate Capital Group PLC	430,915
210,137	IP Group PLC*	143,566
224,791	LMS Capital PLC*	144,686
		2,166,199
	Total Common Stocks and Other Equity Interests (Cost $18,151,015)	12,147,116
	Money Market Fund—0.1%
9,693	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $9,693)	9,693
	Total Investments (Cost $18,160,708)—96.8%	12,156,809
	Other assets less liabilities—3.2%	396,321
	Net Assets—100.0%	$12,553,130

BDR Brazilian Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares MENA Frontier Countries Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Banks	34.3
Telecommunications	23.1
Real Estate	10.6
Engineering & Construction	6.3
Mining	6.1
Diversified Financial Services	5.7
Commercial Services	3.6
Holding Companies-Diversified	3.2
Airlines	2.5
Storage/Warehousing	1.4
Electrical Components & Equipment	1.0
Chemicals	0.7
Oil & Gas Services	0.6
Money Market Fund	0.6
Other	0.3

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—99.0%
	Egypt—23.0%
63,953	Commercial International Bank	$449,209
6,334	Egyptian Co. for Mobile Services	233,089
63,900	Egyptian Financial Group-Hermes Holding SAE	229,994
9,735	ElSwedy Cables Holding Co.*	103,844
21,586	Maridive & Oil Services SAE	65,490
18,840	Orascom Construction Industries	531,291
97,783	Orascom Telecom Holding SAE	554,034
74,648	Telecom Egypt	211,852
		2,378,803
	Jordan—16.3%
52,545	Arab Bank	910,128
14,110	Arab Potash Co. PLC	631,442
59,263	Capital Bank of Jordan*	146,422
		1,687,992
	Kuwait—22.8%
50,000	Boubyan Bank KSC*	63,984
40,000	Boubyan Petrochemicals Co.	68,729
52,500	Commercial Bank of Kuwait	184,183
105,000	Gulf Bank KSC	159,964
97,580	Kuwait Finance House	382,272
45,000	Kuwait Investment Projects Co. Holding	75,811
230,000	Mobile Telecommunications Co. KSC	616,495
124,500	National Bank of Kuwait	495,613
102,500	National Industries Group Holding	119,507

Number of Shares		Value
	Common Stocks (Continued)
10,000	National Mobile Telecommunication Co. KSC	$52,736
55,000	Public Warehousing (The) Co. KSC	141,753
		2,361,047
	Morocco—17.5%
3,165	Banque Centrale Populaire	95,903
18,838	Banque Marocaine du Commerce Exterieur	543,838
587	Compagnie Generale Immobiliere	132,230
17,298	Douja Promotion Groupe Addoha S.A.	270,718
26,644	Maroc Telecom	513,069
1,686	ONA S.A.	250,694
		1,806,452
	Oman—4.5%
145,341	Bank Muscat SAOG	257,532
61,959	Oman Telecommunications Co.	205,589
		463,121
	United Arab Emirates—14.9%
1,076,362	Air Arabia	263,851
1,397,615	DP World Ltd.	373,876
591,999	Dubai Financial Market	207,407
1,102,029	Emaar Properties PJSC*	695,482
		1,540,616
	Total Common Stocks (Cost $15,447,496)	10,238,031

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares MENA Frontier Countries Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Convertible Bond—0.1%
	Oman—0.1%
$3,199	Bank Muscat (Cost $8,310)	7.00%	03/20/14	$7,668

Number of Shares
	Money Market Fund—0.6%
64,976	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $64,976)	64,976
	Total Investments (Cost $15,520,782)—99.7%	10,310,675
	Other assets less liabilities—0.3%	26,517
	Net Assets—100.0%	$10,337,192

*  Non-income producing security.

See Notes to Financial Statements.

Statements of Assets and Liabilities

April 30, 2009 (Unaudited)

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Asia Pacific Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Dynamic Europe Portfolio
ASSETS:
Unaffiliated investments at value	$16,766,997	$14,558,787	$14,145,392	$43,935,267	$3,166,012
Affiliated investments at value (Note 5)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign currency, at value	7,861	6,443	4,915	60,438	5,100
Unrealized appreciation on forward currency exchange contracts	—	—	1	—	—
Receivables:
Dividends and interest	87,184	59,286	94,283	251,175	14,152
Foreign tax reclaims	75,395	—	—	59,059	5,902
Shares sold	—	995,983	—	—	—
Investments sold	35,581	7,065	439	1,809	—
Unitary management fee waiver due from Adviser	—	—	—	—	—
Other	—	—	—	—	—
Total Assets	16,973,018	15,627,564	14,245,030	44,307,748	3,191,166
LIABILITIES:
Due to custodian	—	4,043	8,217	8,859	3,467
Due to foreign custodian	—	—	—	—	—
Unrealized depreciation on forward currency exchange contracts	61	—	—	1,315	114
Payables:
Investments purchased	113,592	673,995	16,738	122,379	6,416
Shares repurchased	21,000	—	—	—	—
Accrued unitary management fees	11,036	9,780	8,825	25,256	1,807
Dividends payable	—	—	—	—	—
Total Liabilities	145,689	687,818	33,780	157,809	11,804
NET ASSETS	$16,827,329	$14,939,746	$14,211,250	$44,149,939	$3,179,362
NET ASSETS CONSIST OF:
Shares of beneficial interest	$41,296,220	$35,959,521	$30,097,900	$97,940,286	$9,600,272
Undistributed net investment income(loss)	160,719	82,268	110,932	501,289	23,375
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(24,765,222)	(22,844,992)	(13,851,357)	(56,937,237)	(5,866,541)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	135,612	1,742,949	(2,146,225)	2,645,601	(577,744)
Net Assets	$16,827,329	$14,939,746	$14,211,250	$44,149,939	$3,179,362
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,300,000	1,500,000	1,000,000	3,800,000	300,000
Net asset value	$12.94	$9.96	$14.21	$11.62	$10.60
Share price	$12.86	$10.07	$14.24	$11.50	$10.57
Unaffiliated investments at cost	$16,623,483	$12,816,149	$16,292,574	$41,286,425	$3,743,328
Affiliated investments at cost	$—	$—	$—	$—	$—
Foreign currency, at cost	$7,850	$6,389	$4,915	$60,433	$5,100

See Notes to Financial Statements.

	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
ASSETS:
Unaffiliated investments at value	$20,876,004	$15,576,427	$4,712,514	$93,281,939
Affiliated investments at value (Note 5)	356,352	—	—	—
Cash	11	—	—	—
Foreign currency, at value	5,881	5,235	4,677	59,909
Unrealized appreciation on forward currency exchange contracts	—	—	—	—
Receivables:
Dividends and interest	44,133	17,313	19,225	341,854
Foreign tax reclaims	99	—	—	60,897
Shares sold	—	—	—	—
Investments sold	—	—	74	58,497
Unitary management fee waiver due from Adviser	—	—	—	—
Other	—	—	—	—
Total Assets	21,282,480	15,598,975	4,736,490	93,803,096
LIABILITIES:
Due to custodian	—	207	—	93,554
Due to foreign custodian	—	—	—	—
Unrealized depreciation on forward currency exchange contracts	—	55	16	986
Payables:
Investments purchased	46,481	—	10,432	77,121
Shares repurchased	—	—	—	4,000
Accrued unitary management fees	9,622	9,638	2,892	53,707
Dividends payable	—	—	—	—
Total Liabilities	56,103	9,900	13,340	229,368
NET ASSETS	$21,226,377	$15,589,075	$4,723,150	$93,573,728
NET ASSETS CONSIST OF:
Shares of beneficial interest	$18,409,478	$26,666,302	$13,349,235	$130,139,003
Undistributed net investment income(loss)	52,524	40,584	(3,290)	1,795,233
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(197,304)	(5,765,419)	(7,743,959)	(16,776,537)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,961,679	(5,352,392)	(878,836)	(21,583,971)
Net Assets	$21,226,377	$15,589,075	$4,723,150	$93,573,728
Shares outstanding (unlimited amount authorized, $0.01 par value)	800,000	500,000	400,000	3,400,000
Net asset value	$26.53	$31.18	$11.81	$27.52
Share price	$26.86	$30.84	$11.90	$27.65
Unaffiliated investments at cost	$17,947,602	$20,928,867	$5,591,593	$114,859,344
Affiliated investments at cost	$322,964	$—	$—	$—
Foreign currency, at cost	$5,856	$5,226	$4,676	$59,939

Statements of Assets and Liabilities (Continued)

April 30, 2009 (Unaudited)

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Europe Small-Mid Portfolio	PowerShares FTSE RAFI International Real Estate Estate Portfolio
ASSETS:
Unaffiliated investments at value	$14,664,733	$102,657,002	$5,122,482	$3,598,922	$3,389,082
Affiliated investments at value (Note 5)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign currency, at value	12,874	130,982	4,127	2,091	718
Unrealized appreciation on forward currency exchange contracts	2,003	—	—	—	—
Receivables:
Dividends and interest	81,902	271,626	15,944	13,904	21,486
Foreign tax reclaims	3,862	—	5,313	2,865	111
Shares sold	—	9,134,248	—	—	—
Investments sold	84,720	—	7,566	1,094	1,270
Unitary management fee waiver due from Adviser	—	—	—	—	—
Other	—	—	—	—	—
Total Assets	14,850,094	112,193,858	5,155,432	3,618,876	3,412,667
LIABILITIES:
Due to custodian	53,612	159,674	—	6,717	11,020
Due to foreign custodian	—	—	—	—	—
Unrealized depreciation on forward currency exchange contracts	—	16	102	7	6
Payables:
Investments purchased	93,077	9,110,992	12,170	3,548	129
Shares repurchased	—	—	—	—	—
Accrued unitary management fees	8,434	57,723	2,917	2,017	2,001
Dividends payable	—	—	—	—	185
Total Liabilities	155,123	9,328,405	15,189	12,289	13,341
NET ASSETS	$14,694,971	$102,865,453	$5,140,243	$3,606,587	$3,399,326
NET ASSETS CONSIST OF:
Shares of beneficial interest	$24,043,550	$140,518,128	$10,149,177	$7,299,657	$5,870,151
Undistributed net investment income(loss)	104,495	(63,798)	50,966	30,519	59,911
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(3,824,289)	(29,071,215)	(1,304,452)	(1,354,875)	(1,399,721)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(5,628,785)	(8,517,662)	(3,755,448)	(2,368,714)	(1,131,015)
Net Assets	$14,694,971	$102,865,453	$5,140,243	$3,606,587	$3,399,326
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	6,600,000	200,000	300,000	300,000
Net asset value	$14.69	$15.59	$25.70	$12.02	$11.33
Share price	$14.71	$15.65	$25.88	$11.92	$11.35
Unaffiliated investments at cost	$20,293,069	$111,168,575	$8,876,771	$5,967,669	$4,520,304
Affiliated investments at cost	$—	$—	$—	$—	$—
Foreign currency, at cost	$12,970	$138,433	$4,129	$2,090	$716

See Notes to Financial Statements.

	PowerShares FTSE RAFI Japan Portfolio	PowerShares Global Agriculture Portfolio	PowerShares Global Biotech Portfolio	PowerShares Global Clean Energy Portfolio
ASSETS:
Unaffiliated investments at value	$6,412,287	$9,548,852	$2,001,934	$140,548,325
Affiliated investments at value (Note 5)	—	—	—	—
Cash	—	—	—	—
Foreign currency, at value	—	—	7	—
Unrealized appreciation on forward currency exchange contracts	—	—	—	—
Receivables:
Dividends and interest	51,449	8,836	—	135,391
Foreign tax reclaims	—	3,555	—	47,303
Shares sold	—	—	—	1,314,834
Investments sold	—	—	—	—
Unitary management fee waiver due from Adviser	—	—	—	—
Other	—	—	—	—
Total Assets	6,463,736	9,561,243	2,001,941	142,045,853
LIABILITIES:
Due to custodian	42,757	—	—	—
Due to foreign custodian	11	65	—	19
Unrealized depreciation on forward currency exchange contracts	—	—	—	—
Payables:
Investments purchased	—	—	—	1,282,273
Shares repurchased	—	—	—	—
Accrued unitary management fees	3,852	5,740	1,217	76,427
Dividends payable	—	—	—	—
Total Liabilities	46,620	5,805	1,217	1,358,719
NET ASSETS	$6,417,116	$9,555,438	$2,000,724	$140,687,134
NET ASSETS CONSIST OF:
Shares of beneficial interest	$9,671,027	$9,364,996	$2,547,511	$283,640,957
Undistributed net investment income(loss)	27,686	50,996	(5,753)	186,495
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(1,421,805)	(552,670)	(1,411)	(95,503,398)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(1,859,792)	692,116	(539,623)	(47,636,920)
Net Assets	$6,417,116	$9,555,438	$2,000,724	$140,687,134
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	500,000	100,000	10,700,000
Net asset value	$32.09	$19.11	$20.01	$13.15
Share price	$32.72	$19.30	$20.03	$13.16
Unaffiliated investments at cost	$8,272,101	$8,856,881	$2,541,557	$188,181,495
Affiliated investments at cost	$—	$—	$—	$—
Foreign currency, at cost	$(11)	$(63)	$6	$(20)

Statements of Assets and Liabilities (Continued)

April 30, 2009 (Unaudited)

	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio	PowerShares Global Progressive Transportation Portfolio	PowerShares Global Steel Portfolio
ASSETS:
Unaffiliated investments at value	$4,780,337	$7,730,871	$28,547,901	$1,894,181	$1,369,257
Affiliated investments at value (Note 5)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign currency, at value	1,979	—	20	—	—
Unrealized appreciation on forward currency exchange contracts	—	—	—	—	54
Receivables:
Dividends and interest	2,167	3,619	56,392	3,575	4,948
Foreign tax reclaims	—	—	10,914	—	457
Shares sold	—	—	—	—	—
Investments sold	—	4,080	3,640	—	3,474
Unitary management fee waiver due from Adviser	—	—	—	—	—
Other	—	—	—	26	—
Total Assets	4,784,483	7,738,570	28,618,867	1,897,782	1,378,190
LIABILITIES:
Due to custodian	—	2,381	—	—	—
Due to foreign custodian	—	—	—	50	2
Unrealized depreciation on forward currency exchange contracts	—	—	37	—	—
Payables:
Investments purchased	—	—	30,619	—	—
Shares repurchased	—	—	—	—	—
Accrued unitary management fees	2,104	4,817	16,374	1,094	815
Dividends payable	—	—	—	—	—
Total Liabilities	2,104	7,198	47,030	1,144	817
NET ASSETS	$4,782,379	$7,731,372	$28,571,837	$1,896,638	$1,377,373
NET ASSETS CONSIST OF:
Shares of beneficial interest	$5,266,146	$7,488,411	$49,076,383	$2,497,853	$2,418,021
Undistributed net investment income(loss)	(43,827)	74,045	87,199	6,234	18,772
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(167,729)	2,709	(7,440,033)	(435,671)	(260,838)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(272,211)	166,207	(13,151,712)	(171,778)	(798,582)
Net Assets	$4,782,379	$7,731,372	$28,571,837	$1,896,638	$1,377,373
Shares outstanding (unlimited amount authorized, $0.01 par value)	300,000	300,000	1,800,000	100,000	100,000
Net asset value	$15.94	$25.77	$15.87	$18.97	$13.77
Share price	$16.07	$26.09	$15.82	$19.05	$13.89
Unaffiliated investments at cost	$5,052,590	$7,564,841	$41,698,786	$2,066,006	$2,167,894
Affiliated investments at cost	$—	$—	$—	$—	$—
Foreign currency, at cost	$1,979	$(2)	$19	$(50)	$(1)

See Notes to Financial Statements.

	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares International Listed Private Equity Portfolio	PowerShares MENA Frontier Countries Portfolio
ASSETS:
Unaffiliated investments at value	$178,850,310	$27,372,328	$12,156,809	$10,310,675
Affiliated investments at value (Note 5)	—	—	—	—
Cash	—	—	—	—
Foreign currency, at value	—	310,897	20,419	35,394
Unrealized appreciation on forward currency exchange contracts	—	658	—	—
Receivables:
Dividends and interest	352,036	11,392	20,669	38,168
Foreign tax reclaims	94,927	5,920	10,610	—
Shares sold	—	—	—	—
Investments sold	—	156,962	353,463	—
Unitary management fee waiver due from Adviser	—	—	—	2,073
Other	—	—	—	—
Total Assets	179,297,273	27,858,157	12,561,970	10,386,310
LIABILITIES:
Due to custodian	—	—	—	21,586
Due to foreign custodian	353	—	—	—
Unrealized depreciation on forward currency exchange contracts	—	—	224	—
Payables:
Investments purchased	—	312,611	1,974	19,654
Shares repurchased	—	—	—	—
Accrued unitary management fees	100,572	15,286	6,642	7,878
Dividends payable	—	—	—	—
Total Liabilities	100,925	327,897	8,840	49,118
NET ASSETS	$179,196,348	$27,530,260	$12,553,130	$10,337,192
NET ASSETS CONSIST OF:
Shares of beneficial interest	$375,700,285	$37,844,828	$24,570,713	$29,481,860
Undistributed net investment income(loss)	756,072	34,699	(21,798)	337,033
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(129,119,726)	(6,864,514)	(5,990,028)	(14,271,594)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(68,140,283)	(3,484,753)	(6,005,757)	(5,210,107)
Net Assets	$179,196,348	$27,530,260	$12,553,130	$10,337,192
Shares outstanding (unlimited amount authorized, $0.01 par value)	13,800,000	2,200,000	1,400,000	900,000
Net asset value	$12.99	$12.51	$8.97	$11.49
Share price	$13.05	$12.56	$8.99	$11.58
Unaffiliated investments at cost	$246,930,293	$30,857,703	$18,160,708	$15,520,782
Affiliated investments at cost	$—	$—	$—	$—
Foreign currency, at cost	$(349)	$(3,036)	$20,393	$35,399

Statements of Operations

Six Months Ended April 30, 2009 (Unaudited)

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Asia Pacific Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Dynamic Europe Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$320,151	$154,439	$287,892	$771,667	$56,993
Foreign withholding tax	(19,532)	(4,468)	(8,223)	(76,230)	(6,872)
Total Income	300,619	149,971	279,669	695,437	50,121
EXPENSES:
Unitary management fees	84,814	54,634	46,247	149,041	10,731
Taxes	—	—	—	—	—
Total Expenses	84,814	54,634	46,247	149,041	10,731
Unitary management fee waivers	—	—	—	—	—
Net Expenses	84,814	54,634	46,247	149,041	10,731
Net Investment Income (Loss)	215,805	95,337	233,422	546,396	39,390
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(6,851,754)	(6,815,626)	(6,466,287)	(27,511,515)	(2,083,013)
In-kind redemptions	(627,570)	(9,772)	—	(4,431,076)	(808,730)
Foreign currency related transactions	(46,234)	(111,194)	(3,418)	(263,288)	(1,025)
Net realized gain (loss)	(7,525,558)	(6,936,592)	(6,469,705)	(32,205,879)	(2,892,768)
Net change in unrealized appreciation (depreciation) on:
Investments	6,208,853	7,805,354	9,177,824	31,365,489	2,765,131
Translation of assets and liabilities denominated in foreign currencies	(5,968)	22,665	979	39,315	988
Net realized and unrealized gain (loss) on investments	(1,322,673)	891,427	2,709,098	(801,075)	(126,649)
Net increase (decrease) in net assets resulting from operations	$(1,106,868)	$986,764	$2,942,520	$(254,679)	$(87,259)

See Notes to Financial Statements.

	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$83,890	$361,309	$111,059	$1,448,099
Foreign withholding tax	(3,668)	(5,408)	(4,553)	(131,084)
Total Income	80,222	355,901	106,506	1,317,015
EXPENSES:
Unitary management fees	25,900	52,682	16,127	282,283
Taxes	—	—	—	—
Total Expenses	25,900	52,682	16,127	282,283
Unitary management fee waivers	—	—	—	—
Net Expenses	25,900	52,682	16,127	282,283
Net Investment Income (Loss)	54,322	303,219	90,379	1,034,732
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(161,733)	(5,133,414)	(1,746,901)	(13,745,773)
In-kind redemptions	—	—	(4,420,191)	—
Foreign currency related transactions	(8,303)	(37,651)	(5,827)	(210,667)
Net realized gain (loss)	(170,036)	(5,171,065)	(6,172,919)	(13,956,440)
Net change in unrealized appreciation (depreciation) on:
Investments	3,185,168	6,307,135	6,844,055	15,721,580
Translation of assets and liabilities denominated in foreign currencies	(213)	75	1,356	4,623
Net realized and unrealized gain (loss) on investments	3,014,919	1,136,145	672,492	1,769,763
Net increase (decrease) in net assets resulting from operations	$3,069,241	$1,439,364	$762,871	$2,804,495

Statements of Operations (Continued)

Six Months Ended April 30, 2009 (Unaudited)

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Europe Small-Mid Portfolio	PowerShares FTSE RAFI International Real Estate Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$219,673	$648,916	$99,030	$61,370	$99,266
Foreign withholding tax	(17,542)	(45,087)	(10,020)	(5,609)	(10,199)
Total Income	202,131	603,829	89,010	55,761	89,067
EXPENSES:
Unitary management fees	48,325	265,952	17,061	11,388	12,241
Taxes	—	—	—	—	—
Total Expenses	48,325	265,952	17,061	11,388	12,241
Unitary management fee waivers	—	—	—	—	—
Net Expenses	48,325	265,952	17,061	11,388	12,241
Net Investment Income (Loss)	153,806	337,877	71,949	44,373	76,826
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(2,575,465)	(19,625,294)	(921,492)	(1,069,001)	(1,352,537)
In-kind redemptions	—	—	—	—	77,845
Foreign currency related transactions	(75,567)	(34,008)	(12,536)	(11,333)	(8,248)
Net realized gain (loss)	(2,651,032)	(19,659,302)	(934,028)	(1,080,334)	(1,282,940)
Net change in unrealized appreciation (depreciation) on:
Investments	3,714,046	33,145,586	814,809	1,303,957	1,173,424
Translation of assets and liabilities denominated in foreign currencies	11,073	793	8,166	9,605	(81)
Net realized and unrealized gain (loss) on investments	1,074,087	13,487,077	(111,053)	233,228	(109,597)
Net increase (decrease) in net assets resulting from operations	$1,227,893	$13,824,954	$(39,104)	$277,601	$(32,771)

See Notes to Financial Statements.

	PowerShares FTSE RAFI Japan Portfolio	PowerShares Global Agriculture Portfolio	PowerShares Global Biotech Portfolio	PowerShares Global Clean Energy Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$59,944	$53,705	$1,948	$614,934
Foreign withholding tax	(4,204)	(5,589)	—	(69,383)
Total Income	55,740	48,116	1,948	545,551
EXPENSES:
Unitary management fees	23,073	21,133	7,701	410,478
Taxes	—	3	—	—
Total Expenses	23,073	21,136	7,701	410,478
Unitary management fee waivers	—	—	—	—
Net Expenses	23,073	21,136	7,701	410,478
Net Investment Income (Loss)	32,667	26,980	(5,753)	135,073
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,002,416)	(537,059)	1,086	(54,235,569)
In-kind redemptions	—	—	—	—
Foreign currency related transactions	3,188	(4,586)	(1,556)	(93,583)
Net realized gain (loss)	(999,228)	(541,645)	(470)	(54,329,152)
Net change in unrealized appreciation (depreciation) on:
Investments	890,993	1,559,364	(166,889)	64,827,588
Translation of assets and liabilities denominated in foreign currencies	(5,435)	(6,404)	784	(1,910)
Net realized and unrealized gain (loss) on investments	(113,670)	1,011,315	(166,575)	10,496,526
Net increase (decrease) in net assets resulting from operations	$(81,003)	$1,038,295	$(172,328)	$10,631,599

Statements of Operations (Continued)

Six Months Ended April 30, 2009 (Unaudited)

	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio	PowerShares Global Progressive Transportion Portfolio	PowerShares Global Steel Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$19,458	$17,077	$242,242	$15,037	$25,414
Foreign withholding tax	(535)	(1,306)	(13,572)	(778)	(2,169)
Total Income	18,923	15,771	228,670	14,259	23,245
EXPENSES:
Unitary management fees	6,931	17,410	93,955	6,305	4,473
Taxes	—	—	—	7	—
Total Expenses	6,931	17,410	93,955	6,312	4,473
Unitary management fee waivers	—	—	—	—	—
Net Expenses	6,931	17,410	93,955	6,312	4,473
Net Investment Income (Loss)	11,992	(1,639)	134,715	7,947	18,772
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(155,598)	(82,426)	(5,868,353)	(413,607)	(48,990)
In-kind redemptions	—	63,323	(557,322)	—	—
Foreign currency related transactions	266	47,878	(9,476)	(2,125)	(956)
Net realized gain (loss)	(155,332)	28,775	(6,435,151)	(415,732)	(49,946)
Net change in unrealized appreciation (depreciation) on:
Investments	751,962	1,004,662	9,638,330	467,534	124,856
Translation of assets and liabilities denominated in foreign currencies	95	(15,226)	(5,451)	303	1,544
Net realized and unrealized gain (loss) on investments	596,725	1,018,211	3,197,728	52,105	76,454
Net increase (decrease) in net assets resulting from operations	$608,717	$1,016,572	$3,332,443	$60,052	$95,226

See Notes to Financial Statements.

	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares International Listed Private Equity Portfolio	PowerShares MENA Frontier Countries Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$1,831,751	$126,128	$220,226	$343,593
Foreign withholding tax	(165,711)	(16,525)	(15,749)	(13,105)
Total Income	1,666,040	109,603	204,477	330,488
EXPENSES:
Unitary management fees	639,407	76,655	32,156	61,086
Taxes	—	—	—	—
Total Expenses	639,407	76,655	32,156	61,086
Unitary management fee waivers	—	—	—	(16,075)
Net Expenses	639,407	76,655	32,156	45,011
Net Investment Income (Loss)	1,026,633	32,948	172,321	285,477
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(41,433,385)	(4,738,656)	(3,607,342)	(10,571,952)
In-kind redemptions	(5,911,464)	—	—	—
Foreign currency related transactions	(92,940)	(68,881)	(37,087)	(145,255)
Net realized gain (loss)	(47,437,789)	(4,807,537)	(3,644,429)	(10,717,207)
Net change in unrealized appreciation (depreciation) on:
Investments	56,126,273	9,740,871	2,883,530	5,675,045
Translation of assets and liabilities denominated in foreign currencies	(25,924)	(2,662)	(995)	77,713
Net realized and unrealized gain (loss) on investments	8,662,560	4,930,672	(761,894)	(4,964,449)
Net increase (decrease) in net assets resulting from operations	$9,689,193	$4,963,620	$(589,573)	$(4,678,972)

Statements of Changes in Net Assets

	PowerShares DWA Developed Markets Technical Leaders Portfolio		PowerShares DWA Emerging Markets Technical Leaders Portfolio		PowerShares Dynamic Asia Pacific Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	For the Period December 27, 2007* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period December 27, 2007* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income (loss)	$215,805	$743,954	$95,337	$565,591	$233,422	$1,131,836
Net realized gain (loss) on investments and foreign currency related transactions	(7,525,558)	(19,097,537)	(6,936,592)	(18,072,939)	(6,469,705)	(8,471,839)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	6,202,885	(6,067,273)	7,828,019	(6,085,070)	9,178,803	(15,775,866)
Net increase (decrease) in net assets resulting from operations	(1,106,868)	(24,420,856)	986,764	(23,592,418)	2,942,520	(23,115,869)
Undistributed net investment income (loss) included in the price of units issued and redeemed	19,791	174,505	(13,106)	(157,384)	—	20,167
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(29,790)	(399,206)	—	—	(122,490)	(1,168,679)
Return of capital	—	(318,108)	—	(126,780)	—	(66,672)
Total distributions to shareholders	(29,790)	(717,314)	—	(126,780)	(122,490)	(1,235,351)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	61,998,682	1,862,493	46,221,306	—	16,654,560
Value of shares repurchased	(5,957,797)	(12,938,728)	(847,608)	(9,564,011)	—	(9,924,662)
Transaction fee	—	—	—	—	—	—
Net income equalization	(19,791)	(174,505)	13,106	157,384	—	(20,167)
Net increase (decrease) in net assets resulting from shares transactions	(5,977,588)	48,885,449	1,027,991	36,814,679	—	6,709,731
Increase (Decrease) in Net Assets	(7,094,455)	23,921,784	2,001,649	12,938,097	2,820,030	(17,621,322)
NET ASSETS:
Beginning of period	23,921,784	—	12,938,097	—	11,391,220	29,012,542
End of period	$16,827,329	$23,921,784	$14,939,746	$12,938,097	$14,211,250	$11,391,220
Undistributed net investment income (loss) at end of period	$160,719	$(45,087)	$82,268	$37	$110,932	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	2,600,000	200,000	2,000,000	—	600,000
Shares repurchased	(500,000)	(800,000)	(100,000)	(600,000)	—	(500,400)
Shares outstanding, beginning of period	1,800,000	—	1,400,000	—	1,000,000	900,400
Shares outstanding, end of period	1,300,000	1,800,000	1,500,000	1,400,000	1,000,000	1,000,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Developed International Opportunities Portfolio		PowerShares Dynamic Europe Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income (loss)	$546,396	$1,798,372	$39,390	$293,086
Net realized gain (loss) on investments and foreign currency related transactions	(32,205,879)	(24,149,186)	(2,892,768)	(2,992,429)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	31,404,804	(31,554,263)	2,766,119	(3,824,760)
Net increase (decrease) in net assets resulting from operations	(254,679)	(53,905,077)	(87,259)	(6,524,103)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(2,265)	339,800	(4,039)	39,004
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(42,698)	(1,535,075)	(11,286)	(288,897)
Return of capital	—	(289,593)	—	(28,587)
Total distributions to shareholders	(42,698)	(1,824,668)	(11,286)	(317,484)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	11,101,976	49,656,388	—	8,635,661
Value of shares repurchased	(13,070,542)	(3,986,631)	(953,333)	(5,390,341)
Transaction fee	—	—	—	—
Net income equalization	2,265	(339,800)	4,039	(39,004)
Net increase (decrease) in net assets resulting from shares transactions	(1,966,301)	45,329,957	(949,294)	3,206,316
Increase (Decrease) in Net Assets	(2,265,943)	(10,059,988)	(1,051,878)	(3,596,267)
NET ASSETS:
Beginning of period	46,415,882	56,475,870	4,231,240	7,827,507
End of period	$44,149,939	$46,415,882	$3,179,362	$4,231,240
Undistributed net investment income (loss) at end of period	$501,289	$(144)	$23,375	$(690)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,000,000	2,200,000	—	400,000
Shares repurchased	(1,300,000)	(200,400)	(100,000)	(300,400)
Shares outstanding, beginning of period	4,100,000	2,100,400	400,000	300,400
Shares outstanding, end of period	3,800,000	4,100,000	300,000	400,000

Statements of Changes in Net Assets (Continued)

	PowerShares Emerging Markets Infrastructure Portfolio		PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio		PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	For the Period October 15, 2008* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income (loss)	$54,322	$5,698	$303,219	$837,857	$90,379	$426,526
Net realized gain (loss) on investments and foreign currency related transactions	(170,036)	(26,204)	(5,171,065)	(503,704)	(6,172,919)	(1,605,030)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	3,184,955	(223,276)	6,307,210	(14,260,036)	6,845,411	(8,570,799)
Net increase (decrease) in net assets resulting from operations	3,069,241	(243,782)	1,439,364	(13,925,883)	762,871	(9,749,303)
Undistributed net investment income (loss) included in the price of units issued and redeemed	10,726	—	—	74,802	(21,216)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,286)	—	(262,635)	(820,088)	(94,048)	(373,680)
Return of capital	—	—	—	(68,892)	—	—
Total distributions to shareholders	(19,286)	—	(262,635)	(888,980)	(94,048)	(373,680)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,156,202	2,264,002	—	27,030,123	1,918,434	—
Value of shares repurchased	—	—	—	(10,435,508)	(4,158,504)	—
Transaction fee	—	—	—	—	—	—
Net income equalization	(10,726)	—	—	(74,802)	21,216	—
Net increase (decrease) in net assets resulting from shares transactions	16,145,476	2,264,002	—	16,519,813	(2,218,854)	—
Increase (Decrease) in Net Assets	19,206,157	2,020,220	1,176,729	1,779,752	(1,571,247)	(10,122,983)
NET ASSETS:
Beginning of period	2,020,220	—	14,412,346	12,632,594	6,294,397	16,417,380
End of period	$21,226,377	$2,020,220	$15,589,075	$14,412,346	$4,723,150	$6,294,397
Undistributed net investment income (loss) at end of period	$52,524	$6,762	$40,584	$—	$(3,290)	$21,595
CHANGES IN SHARES OUTSTANDING:
Shares sold	700,000	100,000	—	500,000	200,000	—
Shares repurchased	—	—	—	(200,200)	(400,000)	—
Shares outstanding, beginning of period	100,000	—	500,000	200,200	600,000	600,000
Shares outstanding, end of period	800,000	100,000	500,000	500,000	400,000	600,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income (loss)	$1,034,732	$2,088,023	$153,806	$325,758
Net realized gain (loss) on investments and foreign currency related transactions	(13,956,440)	(5,877,793)	(2,651,032)	(2,195,392)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	15,726,203	(39,109,696)	3,725,119	(9,702,780)
Net increase (decrease) in net assets resulting from operations	2,804,495	(42,899,466)	1,227,893	(11,572,414)
Undistributed net investment income (loss) included in the price of units issued and redeemed	1,007,885	421,267	—	76,395
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,398,368)	(903,504)	(68,460)	(275,980)
Return of capital	—	—	—	—
Total distributions to shareholders	(1,398,368)	(903,504)	(68,460)	(275,980)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	33,658,725	79,122,596	—	22,842,324
Value of shares repurchased	—	(8,650,620)	—	(2,752,256)
Transaction fee	—	—	—	—
Net income equalization	(1,007,885)	(421,267)	—	(76,395)
Net increase (decrease) in net assets resulting from shares transactions	32,650,840	70,050,709	—	20,013,673
Increase (Decrease) in Net Assets	35,064,852	26,669,006	1,159,433	8,241,674
NET ASSETS:
Beginning of period	58,508,876	31,839,870	13,535,538	5,293,864
End of period	$93,573,728	$58,508,876	$14,694,971	$13,535,538
Undistributed net investment income (loss) at end of period	$1,795,233	$1,150,984	$104,495	$19,149
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,300,000	1,800,000	—	1,000,000
Shares repurchased	—	(300,200)	—	(200,000)
Shares outstanding, beginning of period	2,100,000	600,200	1,000,000	200,000
Shares outstanding, end of period	3,400,000	2,100,000	1,000,000	1,000,000

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Emerging Markets Portfolio		PowerShares FTSE RAFI Europe Portfolio		PowerShares FTSE RAFI Europe Small-Mid Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income (loss)	$337,877	$1,568,123	$71,949	$271,428	$44,373	$163,801
Net realized gain (loss) on investments and foreign currency related transactions	(19,659,302)	(9,868,073)	(934,028)	(345,740)	(1,080,334)	(282,010)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	33,146,379	(42,659,749)	822,975	(4,892,254)	1,313,562	(4,062,491)
Net increase (decrease) in net assets resulting from operations	13,824,954	(50,959,699)	(39,104)	(4,966,566)	277,601	(4,180,700)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(171,116)	(180,922)	—	22,874	—	(4,140)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,001,868)	(743,342)	(20,942)	(280,945)	(30,936)	(141,338)
Return of capital	—	—	—	(4,427)	—	—
Total distributions to shareholders	(1,001,868)	(743,342)	(20,942)	(285,372)	(30,936)	(141,338)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	33,533,652	92,959,347	—	10,048,050	—	2,360,125
Value of shares repurchased	—	(12,689,824)	—	(5,041,425)	—	—
Transaction fee	—	—	—	—	—	—
Net income equalization	171,116	180,922	—	(22,874)	—	4,140
Net increase (decrease) in net assets resulting from shares transactions	33,704,768	80,450,445	—	4,983,751	—	2,364,265
Increase (Decrease) in Net Assets	46,356,738	28,566,482	(60,046)	(245,313)	246,665	(1,961,913)
NET ASSETS:
Beginning of period	56,508,715	27,942,233	5,200,289	5,445,602	3,359,922	5,321,835
End of period	$102,865,453	$56,508,715	$5,140,243	$5,200,289	$3,606,587	$3,359,922
Undistributed net investment income (loss) at end of period	$(63,798)	$771,309	$50,966	$(41)	$30,519	$17,082
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,400,000	3,800,000	—	200,000	—	100,000
Shares repurchased	—	(600,000)	—	(100,400)	—	—
Shares outstanding, beginning of period	4,200,000	1,000,000	200,000	100,400	300,000	200,000
Shares outstanding, end of period	6,600,000	4,200,000	200,000	200,000	300,000	300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares FTSE RAFI International Real Estate Portfolio		PowerShares FTSE RAFI Japan Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	For the Period December 27, 2007* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income (loss)	$76,826	$74,424	$32,667	$107,274
Net realized gain (loss) on investments and foreign currency related transactions	(1,282,940)	(117,947)	(999,228)	(513,304)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	1,173,343	(2,304,358)	885,558	(2,672,130)
Net increase (decrease) in net assets resulting from operations	(32,771)	(2,347,881)	(81,003)	(3,078,160)
Undistributed net investment income (loss) included in the price of units issued and redeemed	32,433	19,990	—	(32,952)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(72,448)	(50,158)	(57,634)	(90,287)
Return of capital	—	—	—	—
Total distributions to shareholders	(72,448)	(50,158)	(57,634)	(90,287)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,223,874	4,763,328	—	9,215,096
Value of shares repurchased	(1,084,618)	—	—	(4,466,133)
Transaction fee	—	—	—	—
Net income equalization	(32,433)	(19,990)	—	32,952
Net increase (decrease) in net assets resulting from shares transactions	1,106,823	4,743,338	—	4,781,915
Increase (Decrease) in Net Assets	1,034,037	2,365,289	(138,637)	1,580,516
NET ASSETS:
Beginning of period	2,365,289	—	6,555,753	4,975,237
End of period	$3,399,326	$2,365,289	$6,417,116	$6,555,753
Undistributed net investment income (loss) at end of period	$59,911	$23,100	$27,686	$52,653
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	200,000	—	200,000
Shares repurchased	(100,000)	—	—	(100,200)
Shares outstanding, beginning of period	200,000	—	200,000	100,200
Shares outstanding, end of period	300,000	200,000	200,000	200,000

Statements of Changes in Net Assets (Continued)

	PowerShares Global Agriculture Portfolio		PowerShares Global Biotech Portfolio		PowerShares Global Clean Energy Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income (loss)	$26,980	$300	$(5,753)	$(2,010)	$135,073	$152,820
Net realized gain (loss) on investments and foreign currency related transactions	(541,645)	(12,852)	(470)	(2,468)	(54,329,152)	(27,933,512)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	1,552,960	(860,844)	(166,105)	(373,518)	64,825,678	(123,548,062)
Net increase (decrease) in net assets resulting from operations	1,038,295	(873,396)	(172,328)	(377,996)	10,631,599	(151,328,754)
Undistributed net investment income (loss) included in the price of units issued and redeemed	25,860	—	—	—	51,396	104,442
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,844)	—	—	—	(218,215)	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(1,844)	—	—	—	(218,215)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,858,801	2,533,582	—	2,551,048	23,721,119	180,980,357
Value of shares repurchased	—	—	—	—	—	(19,062,009)
Transaction fee	—	—	—	—	—	—
Net income equalization	(25,860)	—	—	—	(51,396)	(104,442)
Net increase (decrease) in net assets resulting from shares transactions	6,832,941	2,533,582	—	2,551,048	23,669,723	161,813,906
Increase (Decrease) in Net Assets	7,895,252	1,660,186	(172,328)	2,173,052	34,134,503	10,589,594
NET ASSETS:
Beginning of period	1,660,186	—	2,173,052	—	106,552,631	95,963,037
End of period	$9,555,438	$1,660,186	$2,000,724	$2,173,052	$140,687,134	$106,552,631
Undistributed net investment income (loss) at end of period	$50,996	$—	$(5,753)	$—	$186,495	$218,241
CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	100,000	—	100,000	2,000,000	6,500,000
Shares repurchased	—	—	—	—	—	(900,400)
Shares outstanding, beginning of period	100,000	—	100,000	—	8,700,000	3,100,400
Shares outstanding, end of period	500,000	100,000	100,000	100,000	10,700,000	8,700,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Global Coal Portfolio		PowerShares Global Gold and Precious Metals Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* Through October 31, 2008
OPERATIONS:
Net investment income (loss)	$11,992	$6,069	$(1,639)	$(576)
Net realized gain (loss) on investments and foreign currency related transactions	(155,332)	(14,474)	28,775	(37,916)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	752,057	(1,024,268)	989,436	(823,229)
Net increase (decrease) in net assets resulting from operations	608,717	(1,032,673)	1,016,572	(861,721)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(35,247)	—	75,684	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(24,564)	—	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(24,564)	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,790,772	2,440,127	7,438,606	2,516,650
Value of shares repurchased	—	—	(2,378,735)	—
Transaction fee	—	—	—	—
Net income equalization	35,247	—	(75,684)	—
Net increase (decrease) in net assets resulting from shares transactions	2,826,019	2,440,127	4,984,187	2,516,650
Increase (Decrease) in Net Assets	3,374,925	1,407,454	6,076,443	1,654,929
NET ASSETS:
Beginning of period	1,407,454	—	1,654,929	—
End of period	$4,782,379	$1,407,454	$7,731,372	$1,654,929
Undistributed net investment income (loss) at end of period	$(43,827)	$3,992	$74,045	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	100,000	300,000	100,000
Shares repurchased	—	—	(100,000)	—
Shares outstanding, beginning of period	100,000	—	100,000	—
Shares outstanding, end of period	300,000	100,000	300,000	100,000

Statements of Changes in Net Assets (Continued)

	PowerShares Global Nuclear Energy Portfolio		PowerShares Global Progressive Transportion Portfolio		PowerShares Global Steel Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	For the Period April 1, 2008* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* Through October 31, 2008
OPERATIONS:
Net investment income (loss)	$134,715	$112,214	$7,947	$2,755	$18,772	$7,943
Net realized gain (loss) on investments and foreign currency related transactions	(6,435,151)	(1,008,869)	(415,732)	(17,311)	(49,946)	(246,654)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	9,632,879	(22,784,591)	467,837	(639,615)	126,400	(924,982)
Net increase (decrease) in net assets resulting from operations	3,332,443	(23,681,246)	60,052	(654,171)	95,226	(1,163,693)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(5,715)	16,135	—	—	—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(136,044)	(13,984)	(7,096)	—	—	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(136,044)	(13,984)	(7,096)	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	50,497,128	—	2,497,853	—	2,445,840
Value of shares repurchased	(1,426,460)	—	—	—	—	—
Transaction fee	—	—	—	—	—	—
Net income equalization	5,715	(16,135)	—	—	—	—
Net increase (decrease) in net assets resulting from shares transactions	(1,420,745)	50,480,993	—	2,497,853	—	2,445,840
Increase (Decrease) in Net Assets	1,769,939	26,801,898	52,956	1,843,682	95,226	1,282,147
NET ASSETS:
Beginning of period	26,801,898	—	1,843,682	—	1,282,147	—
End of period	$28,571,837	$26,801,898	$1,896,638	$1,843,682	$1,377,373	$1,282,147
Undistributed net investment income (loss) at end of period	$87,199	$94,243	$6,234	$5,383	$18,772	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	1,900,000	—	100,000	—	100,000
Shares repurchased	(100,000)	—	—	—	—	—
Shares outstanding, beginning of period	1,900,000	—	100,000	—	100,000	—
Shares outstanding, end of period	1,800,000	1,900,000	100,000	100,000	100,000	100,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Global Water Portfolio		PowerShares Global Wind Energy Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period June 27, 2008* Through October 31, 2008
OPERATIONS:
Net investment income (loss)	$1,026,633	$4,578,003	$32,948	$(10,547)
Net realized gain (loss) on investments and foreign currency related transactions	(47,437,789)	(90,019,553)	(4,807,537)	(1,958,859)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	56,100,349	(136,022,005)	9,738,209	(13,222,962)
Net increase (decrease) in net assets resulting from operations	9,689,193	(221,463,555)	4,963,620	(15,192,368)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(131,238)	(72,960)	1,750	(18,248)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,455,371)	—	(87,570)	—
Return of capital	—	—	—	—
Total distributions to shareholders	(2,455,371)	—	(87,570)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,609,344	215,627,450	8,546,782	29,299,796
Value of shares repurchased	(29,163,750)	(37,740,658)	—	—
Transaction fee	—	—	—	—
Net income equalization	131,238	72,960	(1,750)	18,248
Net increase (decrease) in net assets resulting from shares transactions	(25,423,168)	177,959,752	8,545,032	29,318,044
Increase (Decrease) in Net Assets	(18,320,584)	(43,576,763)	13,422,832	14,107,428
NET ASSETS:
Beginning of period	197,516,932	241,093,695	14,107,428	—
End of period	$179,196,348	$197,516,932	$27,530,260	$14,107,428
Undistributed net investment income (loss) at end of period	$756,072	$2,316,048	$34,699	$87,571
CHANGES IN SHARES OUTSTANDING:
Shares sold	300,000	9,400,000	800,000	1,400,000
Shares repurchased	(2,500,000)	(2,400,400)	—	—
Shares outstanding, beginning of period	16,000,000	9,000,400	1,400,000	—
Shares outstanding, end of period	13,800,000	16,000,000	2,200,000	1,400,000

Statements of Changes in Net Assets (Continued)

	PowerShares International Listed Private Equity Portfolio		PowerShares MENA Frontier Countries Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period July 7, 2008* Through October 31, 2008
OPERATIONS:
Net investment income (loss)	$172,321	$447,692	$285,477	$(26,399)
Net realized gain (loss) on investments and foreign currency related transactions	(3,644,429)	(2,346,898)	(10,717,207)	(3,625,754)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	2,882,535	(9,330,763)	5,752,758	(10,962,865)
Net increase (decrease) in net assets resulting from operations	(589,573)	(11,229,969)	(4,678,972)	(14,615,018)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(50,411)	(49,217)	51,556	(34,963)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(158,490)	(430,242)	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	(158,490)	(430,242)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,988,432	15,508,241	—	41,133,911
Value of shares repurchased	—	—	(4,479,781)	(7,045,347)
Transaction fee	—	—	22,399	—
Net income equalization	50,411	49,217	(51,556)	34,963
Net increase (decrease) in net assets resulting from shares transactions	4,038,843	15,557,458	(4,508,938)	34,123,527
Increase (Decrease) in Net Assets	3,240,369	3,848,030	(9,136,354)	19,473,546
NET ASSETS:
Beginning of period	9,312,761	5,464,731	19,473,546	—
End of period	$12,553,130	$9,312,761	$10,337,192	$19,473,546
Undistributed net investment income (loss) at end of period	$(21,798)	$14,782	$337,033	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	500,000	700,000	—	1,700,000
Shares repurchased	—	—	(400,000)	(400,000)
Shares outstanding, beginning of period	900,000	200,000	1,300,000	—
Shares outstanding, end of period	1,400,000	900,000	900,000	1,300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

Financial Highlights

PowerShares DWA Developed Markets Technical Leaders Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.29	$24.94
Net investment income (loss)**	0.13	0.42
Net realized and unrealized gain (loss) on investments	(0.46)	(11.79)
Total from investment operations	(0.33)	(11.37)
Distributions to shareholders from:
Net investment income	(0.02)	(0.10)
Return of capital	—	(0.18)
Total distributions	(0.02)	(0.28)
Net asset value at end of period	$12.94	$13.29
Share price at end of period***	$12.86	$12.84
NET ASSET VALUE TOTAL RETURN****	(2.51)%	(46.12	)%(a)
SHARE PRICE TOTAL RETURN****	0.28%	(47.93	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,827	$23,922
Ratio to average net assets of:
Expenses	0.80%†	0.80	%†
Net investment income (loss)	2.04%†	2.14	%†
Portfolio turnover rate ††	88%	205%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.11

PowerShares DWA Emerging Markets Technical Leaders Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.24	$25.07
Net investment income (loss)**	0.07	0.39
Net realized and unrealized gain (loss) on investments	0.65	(16.16)
Total from investment operations	0.72	(15.77)
Distributions to shareholders from:
Net investment income	—	—
Return of capital	—	(0.06)
Total distributions	—	(0.06)
Net asset value at end of period	$9.96	$9.24
Share price at end of period***	$10.07	$9.45
NET ASSET VALUE TOTAL RETURN****	7.79%	(63.04	)%(b)
SHARE PRICE TOTAL RETURN****	6.56%	(62.20	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,940	$12,938
Ratio to average net assets of:
Expenses	0.90%†	0.90	%†
Net investment income (loss)	1.57%†	2.30	%†
Portfolio turnover rate ††	141%	223%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the Exchange) to October 31, 2008 was (46.42)%. The share price total return from Fund Inception to October 31, 2008 was (48.52)%.

(b)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the Exchange) to October 31, 2008 was (62.96)%. The share price total return from Fund Inception to October 31, 2008 was (62.39)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Asia Pacific Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.39	$32.22	$24.97
Net investment income (loss)**	0.23	0.90	0.28
Net realized and unrealized gain (loss) on investments	2.71	(20.75)	7.10
Total from investment operations	2.94	(19.85)	7.38
Distributions to shareholders from:
Net investment income	(0.12)	(0.93)	(0.13)
Return of capital	—	(0.05)	—
Total distributions	(0.12)	(0.98)	(0.13)
Net asset value at end of period	$14.21	$11.39	$32.22
Share price at end of period***	$14.24	$12.15
NET ASSET VALUE TOTAL RETURN****	26.02%	(63.11)%	29.63%
SHARE PRICE TOTAL RETURN****	18.41%	(61.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,211	$11,391	$29,013
Ratio to average net assets of:
Expenses	0.80%†	0.80%	0.80%†
Net investment income (loss)	4.04%†	3.78%	2.83%†
Portfolio turnover rate ††	86%	133%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$0.02	$0.15

PowerShares Dynamic Developed International Opportunities Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.32	$26.89	$24.84
Net investment income (loss)**	0.14	0.55	0.08
Net realized and unrealized gain (loss) on investments	0.17	(15.61)	2.01
Total from investment operations	0.31	(15.06)	2.09
Distributions to shareholders from:
Net investment income	(0.01)	(0.42)	(0.04)
Return of capital	—	(0.09)	—
Total distributions	(0.01)	(0.51)	(0.04)
Net asset value at end of period	$11.62	$11.32	$26.89
Share price at end of period***	$11.50	$11.27
NET ASSET VALUE TOTAL RETURN****	2.76%	(56.89)%	8.42%
SHARE PRICE TOTAL RETURN****	2.15%	(57.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$44,150	$46,416	$56,476
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%†
Net investment income (loss)	2.75%†	2.67%	0.96%†
Portfolio turnover rate ††	166%	194%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.10	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Europe Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.58	$26.06	$24.90
Net investment income (loss)**	0.13	0.69	0.08
Net realized and unrealized gain (loss) on investments	(0.07)	(15.49)	1.11
Total from investment operations	0.06	(14.80)	1.19
Distributions to shareholders from:
Net investment income	(0.04)	(0.61)	(0.03)
Return of capital	—	(0.07)	—
Total distributions	(0.04)	(0.68)	(0.03)
Net asset value at end of period	$10.60	$10.58	$26.06
Share price at end of period***	$10.57	$10.69
NET ASSET VALUE TOTAL RETURN****	0.59%	(58.04)%	4.78%
SHARE PRICE TOTAL RETURN****	(0.73)%	(58.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,179	$4,231	$7,828
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%†
Net investment income (loss)	2.75%†	3.48%	0.83%†
Portfolio turnover rate ††	92%	167%	65%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.09	$0.03

PowerShares Emerging Markets Infrastructure Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period October 15, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.20	$22.64
Net investment income (loss)**	0.16	0.06
Net realized and unrealized gain (loss) on investments	6.27	(2.50)
Total from investment operations	6.43	(2.44)
Distributions to shareholders from:
Net investment income	(0.10)	—
Net asset value at end of period	$26.53	$20.20
Share price at end of period***	$26.86	$20.20
NET ASSET VALUE TOTAL RETURN****	31.89%	(10.78	)%(a)
SHARE PRICE TOTAL RETURN****	33.53%	(10.78	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,226	$2,020
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	1.57%†	6.64	%†
Portfolio turnover rate ††	20%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception October 16, 2008 (first day of trading on the Exchange) to October 31, 2008 was (7.55)%. The share price total return from Fund Inception to October 31, 2008 was (17.48)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$28.82	$63.10	$50.11
Net investment income (loss)**	0.61	1.85	0.51
Net realized and unrealized gain (loss) on investments	2.28	(34.33)	12.74
Total from investment operations	2.89	(32.48)	13.25
Distributions to shareholders from:
Net investment income	(0.53)	(1.65)	(0.26)
Return of capital	—	(0.15)	—
Total distributions	(0.53)	(1.80)	(0.26)
Net asset value at end of period	$31.18	$28.82	$63.10
Share price at end of period***	$30.84	$28.76
NET ASSET VALUE TOTAL RETURN****	10.31%	(52.57)%	26.53%
SHARE PRICE TOTAL RETURN****	9.32%	(53.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,589	$14,412	$12,633
Ratio to average net assets of:
Expenses	0.80%†	0.80%	0.80%†
Net investment income (loss)	4.60%†	3.78%	2.74%†
Portfolio turnover rate ††	40%	45%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$0.17	$—

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.49	$27.36	$25.50
Net investment income (loss)**	0.21	0.71	0.04
Net realized and unrealized gain (loss) on investments	1.35	(16.96)	1.82
Total from investment operations	1.56	(16.25)	1.86
Distributions to shareholders from:
Net investment income	(0.24)	(0.62)	—
Net asset value at end of period	$11.81	$10.49	$27.36
Share price at end of period***	$11.90	$10.88
NET ASSET VALUE TOTAL RETURN****	15.22%	(60.44)%	7.29%
SHARE PRICE TOTAL RETURN****		11.92%	(60.14)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,723	$6,294	$16,417
Ratio to average net assets of:
Expenses	0.80%†	0.80%	0.80	%†
Net investment income (loss)	4.48%†	3.43%	1.31	%†
Portfolio turnover rate ††	41%	48%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$—	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the same price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.86	$53.05	$49.37
Net investment income (loss)**	0.34	1.32	0.13
Net realized and unrealized gain (loss) on investments	(0.24)	(25.98)	3.56
Total from investment operations	0.10	(24.66)	3.69
Distributions to shareholders from:
Net investment income	(0.44)	(0.53)	(0.01)
Net asset value at end of period	$27.52	$27.86	$53.05
Share price at end of period***	$27.65	$28.41
NET ASSET VALUE TOTAL RETURN****	0.41%	(46.86)%	7.48%
SHARE PRICE TOTAL RETURN****	(1.08)%	(46.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$93,574	$58,509	$31,840
Ratio to average net assets of:
Expenses	0.75%	0.75%	0.75%†
Net investment income (loss)	2.75%	3.09%	0.85%†
Portfolio turnover rate ††	20%	31%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.33	$0.27	$0.12

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.54	$26.47	$25.18
Net investment income (loss)**	0.15	0.45	0.01
Net realized and unrealized gain (loss) on investments	1.07	(13.07)	1.28
Total from investment operations	1.22	(12.62)	1.29
Distributions to shareholders from:
Net investment income	(0.07)	(0.31)	—
Net asset value at end of period	$14.69	$13.54	$26.47
Share price at end of period***	$14.71	$13.99
NET ASSET VALUE TOTAL RETURN****	9.04%	(48.13)%	5.12%
SHARE PRICE TOTAL RETURN****	5.68%	(46.71)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,695	$13,536	$5,294
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	2.39%†	2.13%	0.36	%†
Portfolio turnover rate ††	38%	50%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$0.11	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.45	$27.94	$25.55
Net investment income (loss)**	0.07	0.51	0.01
Net realized and unrealized gain (loss) on investments	2.31	(14.74)	2.38
Total from investment operations	2.38	(14.23)	2.39
Distributions to shareholders from:
Net investment income	(0.24)	(0.26)	—
Net asset value at end of period	$15.59	$13.45	$27.94
Share price at end of period***	$15.65	$13.52
NET ASSET VALUE TOTAL RETURN****	17.92%	(51.32)%	9.35%
SHARE PRICE TOTAL RETURN****	17.74%	(51.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$102,865	$56,509	$27,942
Ratio to average net assets of:
Expenses	0.85%†	0.85%	0.85	%†
Net investment income (loss)	1.08%†	2.29%	0.56	%†
Portfolio turnover rate ††	41%	49%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$(0.06)	$0.00	(a)

PowerShares FTSE RAFI Europe Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.00	$54.24	$49.50
Net investment income (loss)**	0.36	1.41	0.14
Net realized and unrealized gain (loss) on investments	(0.56)	(28.23)	4.64
Total from investment operations	(0.20)	(26.82)	4.78
Distributions to shareholders from:
Net investment income	(0.10)	(1.40)	(0.04)
Return of capital	—	(0.02)	—
Total distribution	(0.10)	(1.42)	(0.04)
Net asset value at end of period	$25.70	$26.00	$54.24
Share price at end of period***	$25.88	$26.15
NET ASSET VALUE TOTAL RETURN****	(0.74)%	(50.46)%	9.67%
SHARE PRICE TOTAL RETURN****	(0.62)%	(50.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,140	$5,200	$5,446
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%†
Net investment income (loss)	3.16%†	3.22%	0.78%†
Portfolio turnover rate ††	22%	35%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$0.12	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.20	$26.61	$25.03
Net investment income (loss)**	0.15	0.58	0.02
Net realized and unrealized gain (loss) on investments	0.77	(15.49)	1.56
Total from investment operations	0.92	(14.91)	1.58
Distributions to shareholders from:
Net investment income	(0.10)	(0.50)	—
Net asset value at end of period	$12.02	$11.20	$26.61
Share price at end of period***	$11.92	$11.17
NET ASSET VALUE TOTAL RETURN****	8.37%	(56.93)%	6.31%
SHARE PRICE TOTAL RETURN****	7.76%	(57.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,607	$3,360	$5,322
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	2.92%†	2.78%	0.69	%†
Portfolio turnover rate ††	35%	51%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$(0.01)	$—

PowerShares FTSE RAFI International Real Estate Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.83	$25.00
Net investment income (loss)**	0.26	0.51
Net realized and unrealized gain (loss) on investments	(0.58)	(13.40)
Total from investment operations	(0.32)	(12.89)
Distributions to shareholders from:
Net investment income	(0.18)	(0.28)
Net asset value at end of period	$11.33	$11.83
Share price at end of period***	$11.35	$12.09
NET ASSET VALUE TOTAL RETURN****	(2.67)%	(51.99	)%(b)
SHARE PRICE TOTAL RETURN****	(4.65)%	(50.92	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,399	$2,365
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	4.71%†	3.04	%†
Portfolio turnover rate ††	43%	24%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.11	$0.14

*    Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 0.5%.

(b)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the Exchange) to October 31, 2008 was (51.80)%. The share price total return from Fund Inception to October 31, 2008 was (51.51)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Japan Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.78	$49.65	$49.65
Net investment income (loss)**	0.16	0.61	0.21
Net realized and unrealized gain (loss) on investments	(0.56)	(16.82)	(0.21)
Total from investment operations	(0.40)	(16.21)	0.00
Distributions to shareholders from:
Net investment income	(0.29)	(0.66)	—
Net asset value at end of period	$32.09	$32.78	$49.65
Share price at end of period***	$32.72	$32.67
NET ASSET VALUE TOTAL RETURN****	(1.26)%	(33.00)%	0.00%
SHARE PRICE TOTAL RETURN****	1.02%	(34.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,417	$6,556	$4,975
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%†
Net investment income (loss)	1.06%†	1.42%	1.20%†
Portfolio turnover rate ††	37%	35%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$(0.19)	$(0.11)

PowerShares Global Agriculture Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.60	$25.35
Net investment income (loss)**	0.09	—	(a)
Net realized and unrealized gain (loss) on investments	2.43	(8.75)
Total from investment operations	2.52	(8.75)
Distributions to shareholders from:
Net investment income	(0.01)	—
Net asset value at end of period	$19.11	$16.60
Share price at end of period***	$19.30	$16.69
NET ASSET VALUE TOTAL RETURN****	15.19%	(34.52	)%(b)
SHARE PRICE TOTAL RETURN****	15.70%	(34.16	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,555	$1,660
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	0.96%†	0.13	%†
Portfolio turnover rate ††	17%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.08	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (32.63)%. The share price total return from Fund Inception to October 31, 2008 was (33.46)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Biotech Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.73	$25.51
Net investment income (loss)**	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.66)	(3.76)
Total from investment operations	(1.72)	(3.78)
Net asset value at end of period	$20.01	$21.73
Share price at end of period***	$20.03	$21.87
NET ASSET VALUE TOTAL RETURN****	(7.91)%	(14.82	)%(a)
SHARE PRICE TOTAL RETURN****	(8.41)%	(14.27	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,001	$2,173
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	(0.56)%†	(0.75	)%†
Portfolio turnover rate ††	25%	12%

PowerShares Global Clean Energy Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.25	$30.95	$25.10
Net investment income (loss)**	0.01	0.02	0.03
Net realized and unrealized gain (loss) on investments	0.91	(18.72)	5.82
Total from investment operations	0.92	(18.70)	5.85
Distributions to shareholders from:
Net investment income	(0.02)	—	—
Net asset value at end of period	$13.15	$12.25	$30.95
Share price at end of period***	$13.16	$12.43
NET ASSET VALUE TOTAL RETURN****	7.56%	(60.42)%	23.31%
SHARE PRICE TOTAL RETURN****	6.08%	(60.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$140,687	$106,553	$95,963
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	0.25%†	0.09%	(0.19	)%†
Portfolio turnover rate ††	36%	62%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.02	$0.05

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (12.38)%. The share price total return from Fund Inception to October 31, 2008 was (12.90)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Coal Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.07	$24.40
Net investment income (loss)**	0.08	0.06
Net realized and unrealized gain (loss) on investments	2.04	(10.39)
Total from investment operations	2.12	(10.33)
Distributions to shareholders from:
Net investment income	(0.25)	—
Net asset value at end of period	$15.94	$14.07
Share price at end of period***	$16.07	$14.31
NET ASSET VALUE TOTAL RETURN****	15.58%	(42.34	)%(a)
SHARE PRICE TOTAL RETURN****	14.52%	(41.35	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,782	$1,407
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	1.30%†	2.82	%†
Portfolio turnover rate ††	15%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.22)	$—

PowerShares Global Gold and Precious Metals Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.55	$25.17
Net investment income (loss)**	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	9.23	(8.61)
Total from investment operations	9.22	(8.62)
Net asset value at end of period	$25.77	$16.55
Share price at end of period***	$26.09	$16.74
NET ASSET VALUE TOTAL RETURN****	55.71%	(34.25	)%(b)
SHARE PRICE TOTAL RETURN****	55.85%	(33.49	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,731	$1,655
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	(0.07)%†	(0.22	)%†
Portfolio turnover rate ††	12%	18%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.38	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (40.43)%. The share price total return from Fund Inception to October 31, 2008 was (38.85)%.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (39.49)%. The share price total return from Fund Inception to October 31, 2008 was (38.93)%.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Nuclear Energy Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period April 1, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.11	$24.87
Net investment income (loss)**	0.07	0.07
Net realized and unrealized gain (loss) on investments	1.77	(10.82)
Total from investment operations	1.84	(10.75)
Distributions to shareholders from:
Net investment income	(0.08)	(0.01)
Net asset value at end of period	$15.87	$14.11
Share price at end of period***	$15.82	$14.25
NET ASSET VALUE TOTAL RETURN****	13.07%	(43.25	)%(a)
SHARE PRICE TOTAL RETURN****	11.61%	(42.68	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$28,572	$26,802
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	1.08%†	0.57	%†
Portfolio turnover rate ††	26%	16%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (c)	$0.01

PowerShares Global Progressive Transportation Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.44	$24.98
Net investment income (loss)**	0.08	0.03
Net realized and unrealized gain (loss) on investments	0.52	(6.57)
Total from investment operations	0.60	(6.54)
Distributions to shareholders from:
Net investment income	(0.07)	—
Net asset value at end of period	$18.97	$18.44
Share price at end of period***	$19.05	$18.56
NET ASSET VALUE TOTAL RETURN****	3.28%	(26.18	)%(b)
SHARE PRICE TOTAL RETURN****	3.04%	(25.70	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,897	$1,844
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	0.95%†	1.12	%†
Portfolio turnover rate ††	47%	28%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception April 3, 2008 (first day of trading on the Exchange) to October 31, 2008 was (44.95)%. The share price total return from Fund Inception to October 31, 2008 was (45.05)%.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (24.36)%. The share price total return from Fund Inception to October 31, 2008 was (23.78)%.

(c)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Steel Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.82	$24.58
Net investment income (loss)**	0.19	0.08
Net realized and unrealized gain (loss) on investments	0.76	(11.84)
Total from investment operations	0.95	(11.76)
Net asset value at end of period	$13.77	$12.82
Share price at end of period***	$13.89	$12.91
NET ASSET VALUE TOTAL RETURN****	7.41%	(47.84	)%(a)
SHARE PRICE TOTAL RETURN****	7.59%	(47.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,377	$1,282
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	3.15%†	4.03	%†
Portfolio turnover rate ††	11%	280%

PowerShares Global Water Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.34	$26.79	$24.63
Net investment income (loss)**	0.07	0.32	(0.03)
Net realized and unrealized gain (loss) on investments	0.74	(14.77)	2.19
Total from investment operations	0.81	(14.45)	2.16
Distributions to shareholders from:
Net investment income	(0.16)	—	—
Net asset value at end of period	$12.99	$12.34	$26.79
Share price at end of period***	$13.05	$12.14
NET ASSET VALUE TOTAL RETURN****	6.66%	(53.94)%	8.77%
SHARE PRICE TOTAL RETURN****	8.93%	(55.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$179,196	$197,517	$241,094
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75%†
Net investment income (loss)	1.20%†	1.49%	(0.29)%†
Portfolio turnover rate ††	24%	54%	24%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.01	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (45.35)%. The share price total return from Fund Inception to October 31, 2008 was (44.30)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Wind Energy Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period June 27, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.08	$24.44
Net investment income (loss)**	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	2.46	(14.35)
Total from investment operations	2.48	(14.36)
Distribution to shareholders from:
Net investment income	(0.05)	—
Net asset value at end of period	$12.51	$10.08
Share price at end of period***	$12.56	$10.39
NET ASSET VALUE TOTAL RETURN****	24.63%	(58.76	)%(a)
SHARE PRICE TOTAL RETURN****	21.38%	(57.49	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,530	$14,107
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment income (loss)	0.32%†	(0.19	)%†
Portfolio turnover rate ††	48%	44%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (c)	$(0.02)

PowerShares International Listed Private Equity Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.35	$27.32	$25.70
Net investment income (loss)**	0.16	0.65	(0.02)
Net realized and unrealized gain (loss) on investments	(1.38)	(16.92)	1.64
Total from investment operations	(1.22)	(16.27)	1.62
Distributions to shareholders from:
Net investment income	(0.16)	(0.70)	—
Net asset value at end of period	$8.97	$10.35	$27.32
Share price at end of period***	$8.99	10.36
NET ASSET VALUE TOTAL RETURN****	(11.70)%	(60.82)%	6.30%
SHARE PRICE TOTAL RETURN****	(11.62)%	(61.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,553	$9,313	$5,465
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income (loss)	4.02%†	3.26%	(0.71	)%†
Portfolio turnover rate ††	31%	62%	—	(b)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.05)	$(0.07)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception July 1, 2008 (first day of trading on the Exchange) to October 31, 2008 was (58.09)%. The share price total return from Fund Inception to October 31, 2008 was (57.28)%.

(b)  Amount represents less than 0.5%.

(c)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares MENA Frontier Countries Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period July 7, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.98	$25.00
Net investment income (loss)**	0.26	(0.02)
Net realized and unrealized gain (loss) on investments	(3.77)	(10.00)
Total from investment operations	(3.51)	(10.02)
Transaction fees**	0.02	—
Net asset value at end of period	$11.49	$14.98
Share price at end of period***	$11.58	$15.13
NET ASSET VALUE TOTAL RETURN****	(23.30)%	(40.08	)%(a)
SHARE PRICE TOTAL RETURN****	(23.46)%	(39.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,337	$19,474
Ratio to average net assets of:
Expenses, after waivers	0.70%†	0.70	%†
Expenses, prior to waivers	0.95%†	0.95	%†
Net investment income (loss), after waivers	4.44%†	(0.32	)%†
Portfolio turnover rate ††	47%	70%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.05	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception July 9, 2008 (first day of trading on the Exchange) to October 31, 2008 was (39.35)%. The share price total return from Fund Inception to October 31, 2008 was (38.25)%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of April 30, 2009, the Trust offered thirty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Developed MarketsTechnical Leaders Portfolio	"DWA Developed Markets Technical Leaders Portfolio"

PowerShares DWA Emerging Markets Technical Leaders Portfolio	"DWA Emerging Markets Technical Leaders Portfolio"

PowerShares Dynamic Asia Pacific Portfolio	"Dynamic Asia Pacific Portfolio"

PowerShares Dynamic Developed International Opportunities Portfolio	"Dynamic Developed International Opportunities Portfolio"

PowerShares Dynamic Europe Portfolio	"Dynamic Europe Portfolio"

PowerShares Emerging Markets Infrastructure Portfolio	"Emerging Markets Infrastructure Portfolio"

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	"FTSE RAFI Asia Pacific ex-Japan Portfolio"

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	"FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	"FTSE RAFI Developed Markets ex-U.S. Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	"FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio"

PowerShares FTSE RAFI Emerging Markets Portfolio	"FTSE RAFI Emerging Markets Portfolio"

PowerShares FTSE RAFI Europe Portfolio	"FTSE RAFI Europe Portfolio"

PowerShares FTSE RAFI Europe Small-Mid Portfolio	"FTSE RAFI Europe Small-Mid Portfolio"

PowerShares FTSE RAFI International Real Estate Portfolio	"FTSE RAFI International Real Estate Portfolio"

PowerShares FTSE RAFI Japan Portfolio	"FTSE RAFI Japan Portfolio"

PowerShares Global Agriculture Portfolio	"Global Agriculture Portfolio"

PowerShares Global Biotech Portfolio	"Global Biotech Portfolio"

PowerShares Global Clean Energy Portfolio	"Global Clean Energy Portfolio"

PowerShares Global Coal Portfolio	"Global Coal Portfolio"

PowerShares Global Gold and Precious Metals Portfolio	"Global Gold and Precious Metals Portfolio"

PowerShares Global Nuclear Energy Portfolio	"Global Nuclear Energy Portfolio"

PowerShares Global Progressive Transportation Portfolio	"Global Progressive Transportation Portfolio"

PowerShares Global Steel Portfolio	"Global Steel Portfolio"

PowerShares Global Water Portfolio	"Global Water Portfolio"

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

Full Name	Short Name
PowerShares Global Wind Energy Portfolio	"Global Wind Energy Portfolio"

PowerShares International Listed Private Equity Portfolio	"International Listed Private Equity Portfolio"

PowerShares MENA Frontier Countries Portfolio	"MENA Frontier Countries Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the following exchange:

Fund	Exchange
DWA Developed MarketsTechnical Leaders Portfolio	NYSE Arca, Inc.

DWA Emerging Markets Technical Leaders Portfolio	NYSE Arca, Inc.

Dynamic Asia Pacific Portfolio	NYSE Arca, Inc.

Dynamic Developed International Opportunities Portfolio	NYSE Arca, Inc.

Dynamic Europe Portfolio	NYSE Arca, Inc.

Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.

FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.

FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.

FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.

FTSE RAFI Europe Portfolio	NYSE Arca, Inc.

FTSE RAFI Europe Small-Mid Portfolio	NYSE Arca, Inc.

FTSE RAFI International Real Estate Portfolio	NYSE Arca, Inc.

FTSE RAFI Japan Portfolio	NYSE Arca, Inc.

Global Agriculture Portfolio	NASDAQ Stock Market

Global Biotech Portfolio	NASDAQ Stock Market

Global Clean Energy Portfolio	NYSE Arca, Inc.

Global Coal Portfolio	NASDAQ Stock Market

Global Gold and Precious Metals Portfolio	NASDAQ Stock Market

Global Nuclear Energy Portfolio	NYSE Arca, Inc.

Global Progressive Transportation Portfolio	NASDAQ Stock Market

Global Steel Portfolio	NASDAQ Stock Market

Global Water Portfolio	NYSE Arca, Inc.

Global Wind Energy Portfolio	NASDAQ Stock Market

International Listed Private Equity Portfolio	NYSE Arca, Inc.

MENA Frontier Countries Portfolio	NASDAQ Stock Market

The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except for MENA, which

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

issues and redeems Creation Units principally for cash and partially in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the following indices:

Fund	Index
DWA Developed MarketsTechnical Leaders Portfolio	Dorsey Wright Developed Markets Technical Leaders Index

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright Emerging Markets Technical Leaders Index

Dynamic Asia Pacific Portfolio	QSG Asia-Pacific Opportunities Index

Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

Dynamic Europe Portfolio	QSG Europe Index

Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Index

FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex US Index

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex US Mid Small 1500 Index

FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index

FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

FTSE RAFI Europe Small-Mid Portfolio	FTSE RAFI Developed Europe Mid Small Index

FTSE RAFI International Real Estate Portfolio	FTSE RAFI Real Estate Global ex US Index

FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

Global Agriculture Portfolio	NASDAQ OMX Global Agriculture IndexSM

Global Biotech Portfolio	NASDAQ OMX Global Biotechnology IndexSM

Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM

Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM

Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

Global Progressive Transportation Portfolio	Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM

Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM

Global Water Portfolio	Palisades Global Water Index

Global Wind Energy Portfolio	NASDAQ OMX Clean Edge Global® Wind Energy Index

International Listed Private Equity Portfolio	Red Rocks International Listed Private Equity IndexSM

MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions, that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. Investments made by listed private equity companies are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a listed private equity company in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. Since many of the assets of listed private equity companies do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies.

A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by a Fund to meet redemptions and expenses.

With respect to FSTE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and FTSE RAFI Emerging Markets Portfolio, the Adviser will use a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of municipal securities that have in the aggregate investment characteristics similar to the Underlying Index based on such factors as duration, maturity, credit quality, yield and coupon. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective. Such Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Fund's underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

decline in NAV than would be the case if the Fund held all of the bonds in the Fund's underlying Index. To the extent the assets in the Fund are smaller, these risk will be greater.

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a return of capital at fiscal period end.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Developed MarketsTechnical Leaders Portfolio	0.80%
DWA Emerging Markets Technical Leaders Portfolio	0.90%
Dynamic Asia Pacific Portfolio	0.80%
Dynamic Developed International Opportunities Portfolio	0.75%
Dynamic Europe Portfolio	0.75%
Emerging Markets Infrastructure Portfolio	0.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80%
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	0.80%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75%
FTSE RAFI Emerging Markets Portfolio	0.85%
FTSE RAFI Europe Portfolio	0.75%
FTSE RAFI Europe Small-Mid Portfolio	0.75%

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

% of Average Daily Net Assets
FTSE RAFI International Real Estate Portfolio	0.75%
FTSE RAFI Japan Portfolio	0.75%
Global Agriculture Portfolio	0.75%
Global Biotech Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Coal Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%
Global Nuclear Energy Portfolio	0.75%
Global Progressive Transportation Portfolio	0.75%
Global Steel Portfolio	0.75%
Global Water Portfolio	0.75%
Global Wind Energy Portfolio	0.75%
International Listed Private Equity Portfolio	0.75%
MENA Frontier Countries Portfolio	0.95%*

* The Adviser has voluntarily agreed to waive a portion of its unitary management fee. After giving effect to such waiver, the Fund's net unitary management fee is 0.70%. The Adviser may amend or terminate this agreement at any time.

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

The Adviser has entered into licensing agreements for each Fund with the following Licensors:

Fund	Licensor
DWA Developed MarketsTechnical Leaders Portfolio	Dorsey Wright & Associates, Inc.

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright & Associates, Inc.

Dynamic Asia Pacific Portfolio	Quantitative Services Group, LLC

Dynamic Developed International Opportunities Portfolio	Quantitative Services Group, LLC

Dynamic Europe Portfolio	Quantitative Services Group, LLC

Emerging Markets Infrastructure Portfolio	S-Network Global Indexes, LLC

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.

FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.

FTSE RAFI Europe Portfolio	FTSE International Ltd.

FTSE RAFI Europe Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI International Real Estate Portfolio	FTSE International Ltd.

FTSE RAFI Japan Portfolio	FTSE International Ltd.

Global Agriculture Portfolio	The NASDAQ OMX Group, Inc.

Global Biotech Portfolio	The NASDAQ OMX Group, Inc.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

Fund	Licensor
Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC

Global Coal Portfolio	The NASDAQ OMX Group, Inc.

Global Gold and Precious Metals Portfolio	The NASDAQ OMX Group, Inc.

Global Nuclear Energy Portfolio	WNA GLOBAL INDEXES, LLC

Global Progressive Transportation Portfolio	The NASDAQ OMX Group, Inc.

Global Steel Portfolio	The NASDAQ OMX Group, Inc.

Global Water Portfolio	Water Index Associates, LLC

Global Wind Energy Portfolio	The NASDAQ OMX Group, Inc.

International Listed Private Equity Portfolio	Red Rocks Capital, LLC

MENA Frontier Countries Portfolio	The NASDAQ OMX Group, Inc.

The index name trademarks are owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Adviser is required to pay the licensing fees on behalf of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Additional Valuation Information

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels . Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
DWA Developed MarketsTechnical Leaders Portfolio	$3,287,020	$13,479,977	$—	$16,766,997
DWA Emerging Markets Technical Leaders Portfolio	14,456,127	102,660	—	14,558,787
Dynamic Asia Pacific Portfolio	13,697,029	448,363	0	14,145,392
Dynamic Developed International Opportunities Portfolio	3,688,980	40,246,287	0	43,935,267
Dynamic Europe Portfolio	46,588	3,119,424	0	3,166,012
Emerging Markets Infrastructure Portfolio	21,225,821	6,535	—	21,232,356
FTSE RAFI Asia Pacific ex-Japan Portfolio	14,825,571	750,856	—	15,576,427
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	4,370,544	303,736	38,234	4,712,514
FTSE RAFI Developed Markets ex-U.S. Portfolio	7,861,637	85,420,302	0	93,281,939
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	1,218,072	13,425,669	20,992	14,664,733
FTSE RAFI Emerging Markets Portfolio	102,650,186	6,816	—	102,657,002
FTSE RAFI Europe Portfolio	257,627	4,864,855	0	5,122,482
FTSE RAFI Europe Small-Mid Portfolio	26,280	3,571,127	1,515	3,598,922
FTSE RAFI International Real Estate Portfolio	366,984	3,022,098	0	3,389,082
FTSE RAFI Japan Portfolio	6,374,598	37,689	—	6,412,287
Global Agriculture Portfolio	4,757,337	4,791,515	—	9,548,852
Global Biotech Portfolio	1,575,066	426,868	—	2,001,934
Global Clean Energy Portfolio	52,232,250	88,316,075	—	140,548,325
Global Coal Portfolio	4,780,337	—	—	4,780,337
Global Gold and Precious Metals Portfolio	4,224,699	3,506,172	—	7,730,871
Global Nuclear Energy Portfolio	13,177,715	15,370,186	—	28,547,901
Global Progressive Transportation Portfolio	1,894,181	—	—	1,894,181
Global Steel Portfolio	1,369,257	—	—	1,369,257
Global Water Portfolio	68,538,175	110,312,135	—	178,850,310
Global Wind Energy Portfolio	5,329,914	22,042,414	—	27,372,328
International Listed Private Equity Portfolio	983,034	11,173,775	—	12,156,809
MENA Frontier Countries Portfolio	1,377,796	8,932,879	—	10,310,675

Note 5. Investments in Affiliates

Emerging Markets Infrastructure Portfolio and DWA Emerging Markets Technical Leaders Portfolio have the same Adviser and therefore, are considered to be affiliated. The table below shows the transactions in

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

and earnings for the investment in the DWA Emerging Markets Technical Leaders Portfolio for the six months ended April 30, 2009.

	Value 10/31/08	Cost of Purchases	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 04/30/09	Dividend Income
PowerShares DWA Emerging Markets Technical Leaders Portfolio	$—	$322,964	$—	$33,388	$—	$356,352	$—

Note 6. Federal Income Taxes

At April 30, 2009, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
DWA Developed MarketsTechnical Leaders Portfolio	$16,688,818	$78,179	$1,431,927	$(1,353,748)
DWA Emerging Markets Technical Leaders Portfolio	13,294,804	1,263,983	1,980,124	(716,141)
Dynamic Asia Pacific Portfolio	16,487,660	(2,342,267)	1,396,736	(3,739,003)
Dynamic Developed International Opportunities Portfolio	42,293,392	1,641,875	5,062,241	(3,420,366)
Dynamic Europe Portfolio	3,762,253	(596,240)	302,762	(899,002)
Emerging Markets Infrastructure Portfolio	18,270,566	2,961,790	2,986,191	(24,401)
FTSE RAFI Asia Pacific ex-Japan Portfolio	20,956,835	(5,380,408)	1,069,214	(6,449,622)
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	5,701,358	(988,843)	395,837	(1,384,680)
FTSE RAFI Developed Markets ex-U.S. Portfolio	115,583,778	(22,301,839)	1,933,721	(24,235,560)
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	20,382,482	(5,717,749)	556,601	(6,274,350)
FTSE RAFI Emerging Markets Portfolio	113,994,922	(11,337,920)	3,214,912	(14,552,832)
FTSE RAFI Europe Portfolio	8,978,273	(3,855,790)	27,636	(3,883,426)
FTSE RAFI Europe Small-Mid Portfolio	5,976,488	(2,377,566)	113,131	(2,490,697)
FTSE RAFI International Real Estate Portfolio	4,522,207	(1,133,125)	124,425	(1,257,550)
FTSE RAFI Japan Portfolio	8,277,859	(1,865,572)	22,056	(1,887,628)
Global Agriculture Portfolio	8,865,075	683,777	939,052	(255,275)
Global Biotech Portfolio	2,541,558	(539,623)	28,298	(567,921)
Global Clean Energy Portfolio	188,181,495	(47,633,170)	5,903,116	(53,536,286)
Global Coal Portfolio	5,053,912	(273,574)	334,315	(607,889)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Global Gold and Precious Metals Portfolio	$7,564,841	$166,029	$419,741	$(253,712)
Global Nuclear Energy Portfolio	42,183,927	(13,636,026)	707,406	(14,343,432)
Global Progressive Transportation Portfolio	2,067,115	(172,934)	126,319	(299,253)
Global Steel Portfolio	2,222,128	(852,871)	3,356	(856,227)
Global Water Portfolio	263,183,667	(84,333,357)	915,664	(85,249,021)
Global Wind Energy Portfolio	31,727,147	(4,354,819)	1,648,165	(6,002,984)
International Listed Private Equity Portfolio	18,806,207	(6,649,398)	161,033	(6,810,431)
MENA Frontier Countries Portfolio	16,777,600	(6,466,924)	109,967	(6,576,891)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Funds fiscal year end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The use of some portion of the capital loss carryforward by any one fund may be limited under the Internal Revenue Code rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

At October 31, 2008, the Funds had capital loss carryforward as shown in the table below:

	Year of Expiration		Total
	2015	2016	Amount
DWA Developed MarketsTechnical Leaders Portfolio	$—	$17,174,329	$17,174,329
DWA Emerging Markets Technical Leaders Portfolio	—	15,429,745	15,429,745
Dynamic Asia Pacific Portfolio	19,931	7,166,635	7,186,566
Dynamic Developed International Opportunities Portfolio	47,847	23,676,544	23,724,391
Dynamic Europe Portfolio	44,616	2,910,232	2,954,848
Emerging Markets Infrastructure Portfolio	—	27,268	27,268
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	566,386	566,386
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	14,699	1,446,577	1,461,276
FTSE RAFI Developed Markets ex-U.S. Portfolio	54,729	2,040,934	2,095,663
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	2,199	1,081,645	1,083,844
FTSE RAFI Emerging Markets Portfolio	5,426	6,580,140	6,585,566
FTSE RAFI Europe Portfolio	13,972	254,951	268,923
FTSE RAFI Europe Small-Mid Portfolio	1,345	264,377	265,722
FTSE RAFI International Real Estate Portfolio	—	114,878	114,878
FTSE RAFI Japan Portfolio	53,958	362,861	416,819
Global Agriculture Portfolio	—	2,831	2,831

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

	Year of Expiration		Total
	2015	2016	Amount
Global Biotech Portfolio	$—	$941	$941
Global Clean Energy Portfolio	155,633	34,356,421	34,512,054
Global Coal Portfolio	—	11,075	11,075
Global Gold and Precious Metals Portfolio	—	26,066	26,066
Global Nuclear Energy Portfolio	—	519,741	519,741
Global Progressive Transportation Portfolio	—	18,830	18,830
Global Steel Portfolio	—	156,658	156,658
Global Water Portfolio	589,102	64,839,461	65,428,563
Global Wind Energy Portfolio	—	1,187,533	1,187,533
International Listed Private Equity Portfolio	—	1,700,100	1,700,100
MENA Frontier Countries Portfolio	—	2,297,569	2,297,569

Note 7. Investment Transactions

For the period ended April 30, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
DWA Developed MarketsTechnical Leaders Portfolio	$18,425,437	$18,527,921
DWA Emerging Markets Technical Leaders Portfolio	17,480,541	17,566,395
Dynamic Asia Pacific Portfolio	10,153,210	10,106,168
Dynamic Developed International Opportunities Portfolio	67,527,159	67,740,762
Dynamic Europe Portfolio	2,773,826	2,770,836
Emerging Markets Infrastructure Portfolio	3,475,856	1,536,248
FTSE RAFI Asia Pacific ex-Japan Portfolio	5,408,020	5,413,834
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	1,770,427	1,842,480
FTSE RAFI Developed Markets ex-U.S. Portfolio	21,495,292	22,188,790
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	5,032,482	5,039,248
FTSE RAFI Emerging Markets Portfolio	26,864,970	27,737,181
FTSE RAFI Europe Portfolio	1,061,627	1,044,267
FTSE RAFI Europe Small-Mid Portfolio	1,083,902	1,076,544
FTSE RAFI International Real Estate Portfolio	1,756,826	1,342,518
FTSE RAFI Japan Portfolio	2,296,221	2,328,211
Global Agriculture Portfolio	2,037,438	1,118,350
Global Biotech Portfolio	519,904	534,562
Global Clean Energy Portfolio	40,847,877	39,487,608
Global Coal Portfolio	447,972	310,234
Global Gold and Precious Metals Portfolio	773,670	611,979
Global Nuclear Energy Portfolio	6,662,732	6,813,072
Global Progressive Transportation Portfolio	810,513	813,675
Global Steel Portfolio	144,955	132,107
Global Water Portfolio	41,098,067	42,787,939
Global Wind Energy Portfolio	10,032,381	10,191,959
International Listed Private Equity Portfolio	2,749,476	2,917,228
MENA Frontier Countries Portfolio	6,187,161	10,632,493

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

For the period ended April 30, 2009, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
DWA Developed MarketsTechnical Leaders Portfolio	$—	$5,934,648
DWA Emerging Markets Technical Leaders Portfolio	1,320,393	629,640
Dynamic Asia Pacific Portfolio	—	—
Dynamic Developed International Opportunities Portfolio	10,903,160	12,596,368
Dynamic Europe Portfolio	—	942,546
Emerging Markets Infrastructure Portfolio	14,206,705	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	—
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	1,911,753	4,094,081
FTSE RAFI Developed Markets ex-U.S. Portfolio	33,475,468	—
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	—
FTSE RAFI Emerging Markets Portfolio	33,439,609	—
FTSE RAFI Europe Portfolio	—	—
FTSE RAFI Europe Small-Mid Portfolio	—	—
FTSE RAFI International Real Estate Portfolio	1,811,706	1,092,602
FTSE RAFI Japan Portfolio	—	—
Global Agriculture Portfolio	5,946,617	—
Global Biotech Portfolio	—	—
Global Clean Energy Portfolio	23,011,831	—
Global Coal Portfolio	2,633,783	—
Global Gold and Precious Metals Portfolio	5,445,747	464,697
Global Nuclear Energy Portfolio	—	1,351,659
Global Progressive Transportation Portfolio	—	—
Global Steel Portfolio	—	—
Global Water Portfolio	3,503,732	28,162,594
Global Wind Energy Portfolio	8,508,928	—
International Listed Private Equity Portfolio	3,731,109	—
MENA Frontier Countries Portfolio	—	—

Gains and losses on in-kind transactions are not considered taxable for Federal income tax purposes.

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 (100,000 for DWA Developed Markets Technical Leaders Portfolio, FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio, FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio and 75,000 for Global Clean Energy Portfolio, FTSE RAFI International Real Estate Portfolio and MENA Frontier Countries Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

On May 1, 2009, the Board of Trustees of the Trust approved the liquidation of the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio and PowerShares International Listed Private Equity Portfolio. The portfolios were liquidated at fair value on May 22, 2009.

Supplemental Information

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state's requirement.

Each Fund designates the following amounts or, if subsequently determined to be different the maximum amount allowable for its final fiscal year ended May 22, 2009:

Federal Income Tax Information for Liquidating Funds

	Qualified Dividend Income*	Corporate Dividend Received Deduction*
Dynamic Asia Pacific Portfolio	37%	0%
Dynamic Europe Portfolio	48%	0%
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	26%	0%
FTSE RAFI Europe Small-Mid Portfolio	65%	0%
FTSE RAFI International Real Estate Portfolio	21%	0%
International Listed Private Equity Portfolio	52%	0%

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

	Foreign Source Income	Foreign Taxes
Dynamic Europe Portfolio	$73,027	$12,299
FTSE RAFI Europe Small-Mid Portfolio	67,494	10,780

  *  The above percentages are based on ordinary income dividends paid to shareholders during the Fund's fiscal year.

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 16, 2009, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 38 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Europe Small-Mid Portfolio

PowerShares FTSE RAFI International Real Estate Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Listed Private Equity Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees,

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2008. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, and the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement and the tracking error for each Fund, other than PowerShares DWA Emerging Markets Technical Leaders Portfolio and PowerShares FTSE RAFI Emerging Markets Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's correlation and PowerShares DWA Emerging Markets Technical Leaders Portfolio's and PowerShares FTSE RAFI Emerging Markets Portfolio's tracking error. The Trustees concluded that the correlation and tracking error for each Fund were each within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

  0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

  0.35%:  PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

  0.50%:  PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Preferred Portfolio

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

  0.75%:  PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares International Listed Private Equity Portfolio

  0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

  0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

  0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

  0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not manage any funds other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

  •  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of PowerShares Autonomic Growth NFA Global Asset Portfolio, which was lower than the median expense ratio of its ETF peer funds; the advisory fee of each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio and PowerShares Insured New York Municipal Bond Portfolio, which was equal to the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio or PowerShares Autonomic Balanced NFA Global Asset Portfolio); and

  •  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares International Listed Private Equity Portfolio, which was lower than the median expense ratio of its open-end index peer funds; the advisory fee of PowerShares Global Nuclear Energy Portfolio, which was equal to the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares Global Steel Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Preferred Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

  •  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees reviewed the overall profitability of the Adviser and noted that the Adviser, to date, had incurred a loss from its relationship with the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in exchange-traded funds ("ETF's"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-Based ETFs are not actively managed. Actively-managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively-managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust II.

An investor should consider each PowerShares ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-8

2009 Semi-Annual Report to Shareholders

April 30, 2009

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Table of Contents

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Schedules of Investments

PowerShares 1-30 Laddered Treasury Portfolio	6

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	7

PowerShares Autonomic Balanced NFA Global Asset Portfolio	9

PowerShares Autonomic Growth NFA Global Asset Portfolio	11

PowerShares Emerging Markets Sovereign Debt Portfolio	13

PowerShares High Yield Corporate Bond Portfolio	15

PowerShares Insured California Municipal Bond Portfolio	18

PowerShares Insured National Municipal Bond Portfolio	21

PowerShares Insured New York Municipal Bond Portfolio	27

PowerShares Preferred Portfolio	31

PowerShares VRDO Tax-Free Weekly Portfolio	33

Statements of Assets and Liabilities	38

Statements of Operations	40

Statements of Changes in Net Assets	42

Financial Highlights	46

Notes to Financial Statements	52

Board Considerations Regarding Approval of Investment Advisory Agreement	64

Frequency Distribution of Discounts & Premiums

Since Inception through April 30, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PLW	PowerShares 1-30 Laddered Treasury Portfolio	10/11/07	391	207	53	3	0	0	0
PAO	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	05/20/08	239	29	27	37	20	12	26
PCA	PowerShares Autonomic Balanced NFA Global Asset Portfolio	05/20/08	239	15	26	34	26	15	56
PTO	PowerShares Autonomic Growth NFA Global Asset Portfolio	05/20/08	239	20	37	48	24	16	35
PCY	PowerShares Emerging Markets Sovereign Debt Portfolio	10/11/07	391	14	21	29	74	43	137
PHB	PowerShares High Yield Corporate Bond Portfolio	11/15/07	366	10	16	58	71	42	142
PWZ	PowerShares Insured California Municipal Bond Portfolio	10/11/07	391	86	71	55	29	11	20
PZA	PowerShares Insured National Municipal Bond Portfolio	10/11/07	391	110	74	61	28	14	7
PZT	PowerShares Insured New York Municipal Bond Portfolio	10/11/07	391	76	56	58	23	14	22
PGX	PowerShares Preferred Portfolio	01/31/08	314	12	15	62	61	49	97
PVI	PowerShares VRDO Tax-Free Weekly Portfolio	11/15/07	366	323	3	0	0	0	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PLW	113	12	3	0	0	0
PAO	37	11	12	17	2	9
PCA	12	8	17	13	6	11
PTO	19	11	14	4	4	7
PCY	15	8	7	5	4	34
PHB	5	6	2	0	3	11
PWZ	65	27	22	3	2	0
PZA	67	24	3	3	0	0
PZT	84	32	22	2	1	1
PGX	5	3	4	2	2	2
PVI	35	5	0	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares 1-30 Laddered Treasury Portfolio Actual	$1,000.00	$1,078.15	0.25%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio Actual	$1,000.00	$984.56	0.26%	$1.28
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	0.26%	$1.30
PowerShares Autonomic Balanced NFA Global Asset Portfolio Actual	$1,000.00	$1,005.52	0.26%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	0.26%	$1.30

4

Fees and Expenses (Continued)

	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Autonomic Growth NFA Global Asset Portfolio Actual	$1,000.00	$965.98	0.25%	$1.22
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25
PowerShares Emerging Markets Sovereign Debt Portfolio Actual	$1,000.00	$1,275.10	0.50%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares High Yield Corporate Bond Portfolio Actual	$1,000.00	$1,074.20	0.50%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares Insured California Municipal Bond Portfolio Actual	$1,000.00	$1,085.94	0.28%	$1.45
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
PowerShares Insured National Municipal Bond Portfolio Actual	$1,000.00	$1,099.84	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
PowerShares Insured New York Municipal Bond Portfolio Actual	$1,000.00	$1,070.90	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	0.28%	$1.40
PowerShares Preferred Portfolio Actual	$1,000.00	$920.68	0.50%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51
PowerShares VRDO Tax-Free Weekly Portfolio Actual	$1,000.00	$1,009.98	0.25%	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	0.25%	$1.25

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 181 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

5

Portfolio Composition

PowerShares 1-30 Laddered Treasury Portfolio

Duration Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Maturing in 1 to 5 Years	16.7
Maturing in 6 to 10 Years	16.8
Maturing in 11 to 15 Years	16.7
Maturing in 16 to 20 Years	16.3
Maturing in 21 to 25 Years	13.1
Maturing in 26 to 30 Years	19.2
Money Market Fund	0.5
Other	0.7

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Value
	United States Government Obligations—98.8%
	United States Treasury Bonds—68.6%
$2,057,000	8.875%, 02/15/19	$3,001,934
2,081,000	8.500%, 02/15/20	3,000,542
2,140,000	7.875%, 02/15/21	2,985,970
2,070,000	8.000%, 11/15/21	2,938,106
2,211,000	7.125%, 02/15/23	2,965,504
2,364,000	6.250%, 08/15/23	2,956,480
2,029,000	7.625%, 02/15/25	2,923,028
2,358,000	6.000%, 02/15/26	2,932,765
2,204,000	6.625%, 02/15/27	2,923,055
2,279,000	6.125%, 11/15/27	2,881,155
2,523,000	5.250%, 02/15/29	2,911,701
2,204,000	6.250%, 05/15/30	2,867,611
7,453,000	5.375%, 02/15/31	8,780,573
8,075,000	4.500%, 02/15/36	8,621,330
2,577,000	4.750%, 02/15/37	2,863,289
2,703,000	4.375%, 02/15/38	2,841,531
3,103,000	3.500%, 02/15/39	2,812,569
		61,207,143
	United States Treasury Notes—30.2%
2,907,000	3.500%, 02/15/10	2,977,745
2,780,000	4.500%, 02/28/11	2,963,199
2,716,000	4.625%, 02/29/12	2,968,080
2,785,000	3.875%, 02/15/13	3,019,115
2,746,000	4.000%, 02/15/14	3,001,079
2,750,000	4.000%, 02/15/15	3,009,317
2,682,000	4.500%, 02/15/16	3,008,871
2,658,000	4.625%, 02/15/17	2,993,990
2,859,000	3.500%, 02/15/18	2,965,990
		26,907,386
	Total United States Government Obligations (Cost $86,538,413)	88,114,529

Number of Shares		Value
	Money Market Fund—0.5%
441,058	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $441,058)	$441,058
	Total Investments (Cost $86,979,471)—99.3%	88,555,587
	Other assets less liabilities—0.7%	663,205
	Net Assets—100.0%	$89,218,792

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Domestic Equity Funds	44.6
International Equity Funds	31.6
Fixed Income Funds	23.5
Commodity Funds	0.5
Currency Fund	0.1
Money Market Fund	0.4
Other	(0.7)

Schedule of Investments

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds—100.3%
	Commodity Funds—0.5%
485	PowerShares DB Gold Fund*(/)	$15,627
1,162	PowerShares DB Oil Fund*(/)	22,566
		38,193
	Currency Fund—0.1%
487	PowerShares DB G10 Currency Harvest Fund*(/)	9,974
	Domestic Equity Funds—44.6%
8,296	DJ Wilshire REIT ETF	288,203
88,899	PowerShares Dynamic Large Cap Growth Portfolio(=)	977,001
21,251	PowerShares Dynamic Large Cap Portfolio(=)	378,905
61,094	PowerShares Dynamic Large Cap Value Portfolio(=)	826,602
12,002	PowerShares Dynamic Mid Cap Growth Portfolio(=)	166,468
44,778	PowerShares Dynamic Mid Cap Value Portfolio(=)	505,991
20,891	PowerShares Dynamic Small Cap Growth Portfolio*(=)	219,564
27,573	PowerShares Dynamic Small Cap Value Portfolio(=)	286,483
6,855	PowerShares Zacks Micro Cap Portfolio(=)	56,211
		3,705,428
	Fixed Income Funds—23.5%
2,494	iShares Barclays 1-3 Year Treasury Bond Fund	209,596
849	iShares Barclays 7-10 Year Treasury Bond Fund	79,526
3,576	iShares Barclays MBS Bond Fund	378,448
1,785	iShares Barclays TIPS Bond Fund	179,285
2,842	iShares iBoxx $ Investment Grade Corporate Bond Fund	273,400

Number of Shares		Value
	Exchange Traded Funds (Continued)
15,987	PowerShares 1-30 Laddered Treasury Portfolio(=)	$445,079
3,229	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	73,815
3,210	SPDR Barclays High Yield Bond ETF	106,283
4,123	SPDR Barclays International Treasury Bond ETF	212,788
		1,958,220
	International Equity Funds—31.6%
4,922	iShares MSCI EAFE Index Fund	206,330
88	iShares MSCI Emerging Markets Index Fund	2,521
40,881	iShares MSCI Japan Index Fund	347,897
11,910	iShares S&P Europe 350 Index Fund	343,484
4,155	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	129,387
12,565	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	348,176
1,899	PowerShares FTSE RAFI Japan Portfolio(=)	62,430
16,338	Vanguard Emerging Markets ETF	452,073
10,209	Vanguard ETF European	368,545
14,302	Vanguard Europe Pacific ETF	367,990
		2,628,833
	Total Exchange Traded Funds (Cost $9,861,925)	8,340,648
	Money Market Fund—0.4%
30,608	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $30,608)	30,608
	Total Investments (Cost $9,892,533)—100.7%	8,371,256
	Liabilities in excess of other assets—(0.7%)	(55,329)
	Net Assets—100.0%	$8,315,927

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

April 30, 2009 (Unaudited)

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

*  Non-income producing security.

(/)  Not considered to be affiliated.

(=)  The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

8

Portfolio Composition

PowerShares Autonomic Balanced NFA Global Asset Portfolio

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Domestic Equity Funds	39.1
Fixed Income Funds	37.8
International Equity Funds	22.5
Commodity Funds	0.4
Currency Fund	0.1
Money Market Fund	0.4
Other	(0.3)

Schedule of Investments

PowerShares Autonomic Balanced NFA Global Asset Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds—99.9%
	Commodity Funds—0.4%
883	PowerShares DB Gold Fund*(/)	$28,450
640	PowerShares DB Oil Fund*(/)	12,429
		40,879
	Currency Fund—0.1%
377	PowerShares DB G10 Currency Harvest Fund*(/)	7,721
	Domestic Equity Funds—39.1%
13,086	DJ Wilshire REIT ETF	454,608
84,495	PowerShares Dynamic Large Cap Growth Portfolio(=)	928,600
25,422	PowerShares Dynamic Large Cap Portfolio(=)	453,274
78,364	PowerShares Dynamic Large Cap Value Portfolio(=)	1,060,264
14,656	PowerShares Dynamic Mid Cap Growth Portfolio(=)	203,279
29,165	PowerShares Dynamic Mid Cap Value Portfolio(=)	329,565
18,057	PowerShares Dynamic Small Cap Growth Portfolio*(=)	189,779
25,359	PowerShares Dynamic Small Cap Value Portfolio(=)	263,480
6,293	PowerShares Zacks Micro Cap Portfolio(=)	51,603
		3,934,452
	Fixed Income Funds—37.8%
5,128	iShares Barclays 1-3 Year Treasury Bond Fund	430,957
3,942	iShares Barclays 7-10 Year Treasury Bond Fund	369,247
4,321	iShares Barclays MBS Bond Fund	457,291
2,529	iShares Barclays TIPS Bond Fund	254,013
4,600	iShares iBoxx $ Investment Grade Corporate Bond Fund	442,520

Number of Shares		Value
	Exchange Traded Funds (Continued)
26,066	PowerShares 1-30 Laddered Treasury Portfolio(=)	$725,677
18,298	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	418,292
4,733	SPDR Barclays Capital High Yield Bond ETF	156,710
8,430	SPDR Barclays Capital International Treasury Bond ETF	435,072
1,353	Vanguard Short-Term Bond ETF	106,887
		3,796,666
	International Equity Funds—22.5%
42,607	iShares MSCI Japan Index Fund	362,586
13,107	iShares S&P Europe 350 Index Fund	378,006
2,587	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	80,559
11,853	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	328,447
10,818	Vanguard Emerging Markets ETF	299,334
12,967	Vanguard ETF European	468,109
13,253	Vanguard Europe Pacific ETF	341,000
		2,258,041
	Total Exchange Traded Funds (Cost $10,833,177)	10,037,759
	Money Market Fund—0.4%
38,042	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,042)	38,042
	Total Investments (Cost $10,871,219)—100.3%	10,075,801
	Liabilities in excess of other assets—(0.3%)	(25,264)
	Net Assets—100.0%	$10,050,537

See Notes to Financial Statements.

9

Schedule of Investments (Continued)

PowerShares Autonomic Balanced NFA Global Asset Portfolio

April 30, 2009 (Unaudited)

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

*  Non-income producing security.

(/)  Not considered to be affiliated.

(=)  The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to affiliated. See Note 4.

See Notes to Financial Statements.

10

Portfolio Composition

PowerShares Autonomic Growth NFA Global Asset Portfolio

Asset Class Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Domestic Equity Funds	51.3
International Equity Funds	39.5
Fixed Income Funds	9.1
Commodity Funds	0.3
Currency Fund	0.0
Money Market Fund	0.3
Other	(0.5)

Schedule of Investments

PowerShares Autonomic Growth NFA Global Asset Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds—100.2%
	Commodity Funds—0.3%
282	PowerShares DB Gold Fund*(/)	$9,086
707	PowerShares DB Oil Fund*(/)	13,730
		22,816
	Currency Fund—0.0%
173	PowerShares DB G10 Currency Harvest Fund*(/)	3,543
	Domestic Equity Fund—51.3%
7,778	DJ Wilshire REIT ETF	270,208
101,177	PowerShares Dynamic Large Cap Growth Portfolio(=)	1,111,936
19,498	PowerShares Dynamic Large Cap Portfolio(=)	347,649
68,568	PowerShares Dynamic Large Cap Value Portfolio(=)	927,725
13,574	PowerShares Dynamic Mid Cap Growth Portfolio(=)	188,271
45,297	PowerShares Dynamic Mid Cap Value Portfolio(=)	511,856
22,574	PowerShares Dynamic Small Cap Growth Portfolio*(=)	237,253
29,088	PowerShares Dynamic Small Cap Value Portfolio(=)	302,224
6,824	PowerShares Zacks Micro Cap Portfolio(=)	55,957
		3,953,079
	Fixed Income Funds—9.1%
225	iShares Barclays 1-3 Year Treasury Bond Fund	18,909
202	iShares Barclays 20+ Year Treasury Bond Fund	19,812
586	iShares Barclays MBS Bond Fund	62,016
833	iShares Barclays TIPS Bond Fund	83,667
636	iShares iBoxx Investment Grade Corporate Bond Fund	61,183
9,298	PowerShares 1-30 Laddered Treasury Portfolio(=)	258,857

Number of Shares		Value
	Exchange Traded Funds (Continued)
1,693	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	$38,702
1,890	SPDR Barclays High Yield Bond ETF	62,578
1,833	SPDR Barclays International Treasury Bond ETF	94,601
		700,325
	International Equity Funds—39.5%
8,028	iShares MSCI EAFE Index Fund	336,534
5,062	iShares MSCI Emerging Markets Index Fund	145,026
37,509	iShares MSCI Japan Index Fund	319,202
11,484	iShares S&P Europe 350 Index Fund	331,199
3,746	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	116,650
22,734	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	629,958
2,259	PowerShares FTSE RAFI Japan Portfolio(=)	74,265
14,991	Vanguard Emerging Markets ETF	414,801
9,367	Vanguard ETF European	338,149
13,122	Vanguard Europe Pacific ETF	337,629
		3,043,413
	Total Exchange Traded Funds (Cost $9,246,141)	7,723,176
	Money Market Fund—0.3%
19,477	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $19,477)	19,477
	Total Investments (Cost $9,265,618)—100.5%	7,742,653
	Liabilities in excess of other assets—(0.5%)	(40,918)
	Net Assets—100.0%	$7,701,735

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares Autonomic Growth NFA Global Asset Portfolio

April 30, 2009 (Unaudited)

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

*  Non-income producing security.

(/)  Not considered to be affiliated.

(=)  The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

12

Portfolio Composition

PowerShares Emerging Markets Sovereign Debt Portfolio

Country Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Ukraine	5.5
Russia	4.9
Indonesia	4.8
Peru	4.6
Turkey	4.6
Venezuela	4.6
Colombia	4.5
Qatar	4.5
Uruguay	4.5
Bulgaria	4.4
El Salvador	4.4
Panama	4.4
Vietnam	4.4
Hungary	4.2
Mexico	4.2
Philippines	4.2
South Africa	4.2
Brazil	4.1
Poland	4.1
Chile	4.0
South Korea	4.0
Pakistan	3.2
Money Market Fund	1.8
Other	1.9

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Value
	Sovereign Debt Obligations—96.3%
	Brazil—4.1%
	Republic of Brazil
$4,110,000	10.125%, 05/15/27	$5,404,650
	Bulgaria—4.4%
	Republic of Bulgaria
5,590,000	8.250%, 01/15/15	5,872,910
	Chile—4.0%
	Republic of Chile
4,802,000	7.125%, 01/11/12	5,319,656
	Colombia—4.5%
	Republic of Colombia
5,973,000	7.375%, 09/18/37	6,017,798
	El Salvador—4.4%
	Republic of El Salvador
6,870,000	8.250%, 04/10/32	5,908,200

Principal Amount		Value
	Sovereign Debt Obligations (Continued)
	Hungary—4.2%
	Republic of Hungary
$6,500,000	4.750%, 02/03/15	$5,641,305
	Indonesia—4.8%
	Republic of Indonesia
6,859,000	8.500%, 10/12/35	6,344,575
	Mexico—4.2%
	United Mexican States, MTN
4,932,000	8.300%, 08/15/31	5,622,480
	Pakistan—3.2%
	Republic of Pakistan
7,879,000	6.875%, 06/01/17	4,195,568
	Panama—4.4%
	Republic of Panama
5,088,000	8.875%, 09/30/27	5,838,480

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Value
	Sovereign Debt Obligations (Continued)
	Peru—4.6%
	Republic of Peru
$5,061,000	8.750%, 11/21/33	$6,111,158
	Philippines—4.2%
	Republic of Philippine
4,716,000	9.500%, 02/02/30	5,647,410
	Poland—4.1%
	Republic of Poland
5,455,000	5.250%, 01/15/14	5,485,204
	Qatar—4.5%
	State of Qatar
4,453,000	9.750%, 06/15/30	5,967,020
	Russia—4.9%
	Russian Federation
4,587,000	11.000%, 07/24/18	6,475,627
	South Africa—4.2%
	Republic of South Africa
6,068,000	5.875%, 05/30/22	5,578,768
	South Korea—4.0%
	Republic of Korea
5,813,000	5.125%, 12/07/16	5,381,129
	Turkey—4.6%
	Republic of Turkey
3,120,000	8.000%, 02/14/34	3,104,400
3,487,000	6.875%, 03/17/36	3,016,255
		6,120,655
	Ukraine—5.5%
	Ukraine Government
11,991,000	6.750%, 11/14/17	7,374,464
	Uruguay—4.5%
	Republic of Uruguay
5,474,000	9.250%, 05/17/17	5,952,975
	Venezuela—4.6%
	Bolivarian Republic of Venezuela
10,514,000	9.000%, 05/07/23	6,150,690
	Vietnam—4.4%
	Socialist Republic of Vietnam
6,252,000	6.875%, 01/15/16	5,839,118
	Total Sovereign Debt Obligations (Cost $135,801,677)	128,249,840

Number of Shares		Value
	Money Market Fund—1.8%
2,443,642	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,443,642)	$2,443,642
	Total Investments (Cost $138,245,319)—98.1%	130,693,482
	Other assets less liabilities—1.9%	2,494,862
	Net Assets—100.0%	$133,188,344

MTN Medium-Term Note

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares High Yield Corporate Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Telecommunications	17.1
Healthcare - Services	11.4
Oil & Gas	9.7
Electric	9.2
Media	7.6
Retail	5.5
Pipelines	3.8
Aerospace/Defense	3.6
Lodging	2.4
Computers	2.2
REITS	2.1
Software	2.1
Household Products/Wares	2.0
Diversified Financial Services	1.9
Hand/Machine Tools	1.9
Healthcare - Products	1.9
Beverages	1.8
Commercial Services	1.8
Food	1.8
Miscellaneous Manufacturing	1.8
Packaging & Containers	1.8
Coal	1.7
Machinery-Construction & Mining	1.7
Money Market Fund	1.0
Other	2.2

Schedule of Investments

PowerShares High Yield Corporate Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—96.8%
	Aerospace/Defense—3.6%
$1,989,000	BE Aerospace, Inc.	8.50%	07/01/18	$1,805,017
1,753,000	L-3 Communications Corp., Series B	6.38	10/15/15	1,669,733
				3,474,750
	Beverages—1.8%
1,795,000	Constellation Brands, Inc.	7.25	09/01/16	1,741,150
	Coal—1.7%
1,695,000	Peabody Energy Corp.	7.38	11/01/16	1,665,338
	Commercial Services—1.8%
1,750,000	ARAMARK Corp.	8.50	02/01/15	1,680,000
	Computers—2.2%
2,356,000	Sungard Data Systems, Inc.	10.25	08/15/15	2,061,500
	Diversified Financial Services—1.9%
2,416,000	Ford Motor Credit Co. LLC	7.00	10/01/13	1,802,020

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares High Yield Corporate Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Electric—9.2%
$1,968,000	AES (The) Corp.	8.00%	10/15/17	$1,810,560
2,248,000	Edison Mission Energy	7.00	05/15/17	1,708,480
2,551,000	Energy Future Holdings	10.88	11/01/17	1,753,813
1,852,000	NRG Energy, Inc.	7.38	02/01/16	1,787,180
1,755,000	RRI Energy, Inc.	6.75	12/15/14	1,702,350
				8,762,383
	Food—1.8%
1,707,000	Dean Foods Co.	7.00	06/01/16	1,672,860
	Hand/Machine Tools—1.9%
2,096,000	Baldor Electric Co.	8.63	02/15/17	1,865,440
	Healthcare - Products—1.9%
1,868,000	Biomet, Inc.	11.625	10/15/17	1,821,300
	Healthcare - Services—11.4%
1,799,000	Community Health Systems, Inc.	8.88	07/15/15	1,799,000
1,795,000	DaVita, Inc.	7.25	03/15/15	1,763,588
1,844,000	HCA, Inc.	9.25	11/15/16	1,830,170
1,673,000	Healthsouth Corp.	10.75	06/15/16	1,714,825
2,102,000	Tenet Healthcare Corp.	9.88	07/01/14	1,965,369
1,925,000	Vanguard Health Holding Co. II LLC	9.00	10/01/14	1,843,187
				10,916,139
	Household Products/Wares—2.0%
2,105,000	Jarden Corp.	7.50	05/01/17	1,873,450
	Lodging—2.4%
4,387,000	MGM Mirage, Inc.	6.63	07/15/15	2,253,821
	Machinery - Construction & Mining—1.7%
1,987,000	Terex Corp.	8.00	11/15/17	1,639,275
	Media—7.6%
1,847,000	DIRECTV Holdings LLC/ DirecTV Financing Co.	6.38	06/15/15	1,777,738
1,911,000	Echostar DBS Corp.	7.13	02/01/16	1,796,340
1,929,000	Nielsen Finance LLC /Co.	10.00	08/01/14	1,822,905
2,278,000	Quebecor Media, Inc. (Canada)	7.75	03/15/16	1,913,520
				7,310,503
	Miscellaneous Manufacturing—1.8%
2,051,000	RBS Global & Rexnord Corp.	9.50	08/01/14	1,686,948
	Oil & Gas—9.7%
2,108,000	Chesapeake Energy Corp.	6.50	08/15/17	1,818,150
2,195,000	Forest Oil Corp.	7.25	06/15/19	1,838,312
159,000	Forrest Oil Corp. 144A	7.25	06/15/19	133,163
1,924,000	Newfield Exploration Co.	7.12	05/15/18	1,750,840
1,952,000	Plains Exploration & Production Co.	7.75	06/15/15	1,795,840
2,465,000	Sabine Pass LNG LP	7.50	11/30/16	1,959,674
				9,295,979

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares High Yield Corporate Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Packaging & Containers—1.8%
$1,695,000	Crown Americas LLC	7.75%	11/15/15	$1,728,900
	Pipelines—3.8%
2,338,000	Dynegy Holdings, Inc.	8.38	05/01/16	1,882,090
1,929,000	El Paso Corp.	7.00	06/15/17	1,742,730
				3,624,820
	REITS—2.1%
2,318,000	Host Hotels & Resorts LP, Series Q	6.75	06/01/16	2,034,045
	Retail—5.5%
1,728,000	Dollar General Corp.	10.63	07/15/15	1,805,760
6,380,000	Rite Aid Corp.	9.50	06/15/17	3,477,100
				5,282,860
	Software—2.1%
2,891,000	First Data Corp.	9.88	09/24/15	2,012,859
	Telecommunications—17.1%
1,753,000	Cricket Communications, Inc.	9.38	11/01/14	1,744,235
1,597,000	Crown Castle International Corp.	9.00	01/15/15	1,636,925
2,451,000	Frontier Communications Corp.	9.00	08/15/31	1,960,800
144,000	Intelsat Jackson Corp.	9.00	08/15/14	141,120
1,733,000	Intelsat Jackson Holdings Ltd. (Bermuda)	11.25	06/15/16	1,780,658
2,432,000	Level 3 Financing, Inc.	9.25	11/01/14	1,960,799
1,689,000	MetroPCS Wireless, Inc.	9.25	11/01/14	1,699,556
2,299,000	Sprint Nextel Corp.	6.00	12/01/16	1,919,665
1,829,000	Virgin Media Finance PLC (United Kingdom)	9.13	08/15/16	1,810,710
1,753,000	Windstream Corp.	8.63	08/01/16	1,753,000
				16,407,468
	Total Corporate Bonds (Cost $87,080,542)			92,613,808
Number of Shares
	Money Market Fund—1.0%
942,818	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $942,818)			942,818
	Total Investments (Cost $88,023,360)—97.8%			93,556,626
	Other assets less liabilities—2.2%			2,146,372
	Net Assets—100.0%			$95,702,998

REIT Real Estate Investment Trust

144A Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in the transactions exempt from registration, typically to qualified institutional buyers. The value of this security at April 30, 2009 was $133,163, representing 0.1% of the Fund's Net Assets.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Insured California Municipal Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Ad Valorem Property Tax	28.7
Water Revenue	14.1
College Revenue	10.8
Hospital Revenue	8.6
Lease Revenue	7.9
Sewer Revenue	6.2
Special Assessment	5.8
Electric Power Revenue	5.1
Sales Tax Revenue	3.6
Miscellaneous Revenue	2.7
General Fund	1.2
Highway Tolls Revenue	1.2
Tax Increment Revenue	1.1
Other	3.0

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.0%
	Ad Valorem Property Tax—28.7%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser 07B NATL RE	5.25%	08/01/39	$1,351,674
500,000	Arcadia California Unified School District (Election 2006) Ser 07A FSA	5.00	08/01/37	497,710
500,000	Desert California Community College District Ser 07C FSA	5.00	08/01/37	478,120
400,000	Foothill-De Anza California Community College District Ser 07A AMBAC	4.50	08/01/31	369,300
500,000	Los Angeles California Community College District (Election 2001) Ser 07A NATL RE	5.00	08/01/32	480,695
500,000	Los Angeles California Community College District Ref (Election 2001) Ser 05A FSA	5.00	08/01/25	512,885
505,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	07/01/32	502,223
500,000	Middletown California Unified School District (Election 2006) Ser 08 AGC	5.50	08/01/33	520,905
500,000	Riverside Community College District (Election 2004) Ser 07C NATL RE	5.00	08/01/32	485,905
2,000,000	San Bernardino California Community College District (Election 2002) Ser 08A	6.25	08/01/33	2,162,999
400,000	San Diego California Community College District (Election 2006) Ser 07 FSA	5.00	08/01/32	395,096
				7,757,512
	College Revenue—10.8%
1,500,000	California Educational Facilities Auth Rev (University of Southern California) Ser 09A	5.25	10/01/39	1,557,450
500,000	California State University Rev Systemwide Ser 07A FSA	5.00	11/01/37	472,465
945,000	University of California Regents Medical Center Pooled Rev Ser 07A NATL RE	4.75	05/15/31	872,141
				2,902,056
	Electric Power Revenue—5.1%
400,000	Los Angeles California Water & Power Rev (Power System) Sub-Ser 07A-1 AMBAC	5.00	07/01/39	394,452
1,000,000	Redding California Electric System Rev COP Ser 08A FSA	5.00	06/01/30	977,040
				1,371,492

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	General Fund—1.2%
$400,000	California State Ref Ser 07 NATL RE	4.25%	08/01/33	$322,136
	Highway Tolls Revenue—1.2%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Transportation Rev Ref Ser 07N FGIC	5.25	07/01/39	331,640
	Hospital Revenue—8.6%
1,000,000	California Statewide Communities Development Auth Rev (Catholic Healthcare West) Ser 07K AGC	5.50	07/01/41	921,050
1,000,000	California Statewide Communities Development Auth Rev (St. Joseph Health System-Remarketed) Insured Ser 07C FGIC	5.75	07/01/47	935,410
500,000	California Statewide Community Development Auth Rev (Sutter Health-Remarketed) Ser 04C FSA	5.05	08/15/38	475,065
				2,331,525
	Lease Revenue—7.9%
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev (Real Property) Ser 09B AGC	5.50	04/01/39	998,490
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev Police Headquarters FAC Ser 06A NATL RE	4.25	01/01/37	310,332
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev Ser 07B-1 NATL RE	4.75	08/01/37	433,830
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser 07A NATL RE	5.00	06/01/37	398,192
				2,140,844
	Miscellaneous Revenue—2.7%
400,000	Hesperia California Public Financing Auth (Redevelopment & Housing Projects) Ser 07A XLCA	5.00	09/01/31	305,220
460,000	Hollister California Joint Powers Financing Auth (Wastewater Rev Refinancing & Imported Project) Ser 01 FSA	5.00	06/01/32	412,215
				717,435
	Sales Tax Revenue—3.6%
500,000	San Francisco Bay Area Rapid Transit District Sales Tax Rev Ser 06 FSA	5.00	07/01/31	505,625
500,000	San Mateo County California Transit District (Sales Tax) Rev Ref Ser 05A NATL RE	4.75	06/01/34	466,975
				972,600
	Sewer Revenue—6.2%
400,000	Bakersfield California Wastewater Rev Ser 07A FSA	5.00	09/15/32	379,384
400,000	Clovis California Public Financing Auth Wastewater Rev Ser 07 AMBAC	4.50	08/01/38	340,936
500,000	Fresno California Sewer Rev Ser 08A AGC	5.00	09/01/37	497,715
500,000	Los Angeles California Wastewater System Rev Ref Ser 05A NATL RE	4.75	06/01/35	457,135
				1,675,170
	Special Assessment—5.8%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser 08 BHAC	5.63	10/01/37	1,566,150
	Tax Increment Revenue—1.1%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref (Merged Area Redevelopment Project) Ser 06C NATL RE	4.25	08/01/30	298,692

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Water Revenue—14.1%
$500,000	Contra Costa California Water District Ref (Water Rev) Ser 07O AMBAC	5.00%	10/01/29	$505,105
1,000,000	East Bay California Municipal Utility District Water System Rev Ref Series 07A NATL RE	5.00	06/01/32	1,010,550
500,000	East Bay California Municipal Utility District Water System Rev Sub-Ser 05A NATL RE	5.00	06/01/35	499,260
500,000	Pomona California Public Financing (Water Facilities Project) Ser 07AY AMBAC	5.00	05/01/47	416,030
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (Sr. Lien) Ser 08A AGC	5.13	07/01/47	456,150
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	448,190
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A NATL RE	5.00	09/01/38	478,480
				3,813,765
	Total Investments (Cost $27,063,681)—97.0%			26,201,017
	Other assets less liabilities—3.0%			819,477
	Net Assets—100.0%			$27,020,494

Auth  – Authority
COP  – Certificates of Participation
Ref    – Refunding Bonds
Rev  – Revenue
Ser    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AMBAC  – American Municipal Bond Assurance Corp.
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
FSA  – Financial Security Assurance, Inc.
NATL RE  – National Public Finance Guarantee Corp.
XLCA  – XL Capital Assurance, Inc.

This table, as of April 30, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
National Public Finance Guarantee Corp.	30.0%
Financial Security Assurance, Inc.	23.1
Assured Guaranty Corp.	13.0
American Municipal Bond Assurance Corp.	7.7
Berkshire Hathaway Assurance Corp.	6.0

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares Insured National Municipal Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Ad Valorem Property Tax	18.3
Hospital Revenue	16.0
Highway Tolls Revenue	9.1
Port, Airport & Marina Revenue	7.5
Lease Revenue	7.4
Water Revenue	7.4
Electric Power Revenue	6.3
College Revenue	5.2
Transit Revenue	4.3
Sewer Revenue	4.0
Miscellaneous Revenue	3.9
Tax Increment Revenue	3.3
Sales Tax Revenue	2.6
Recreational Revenue	2.2
Special Assessment	1.4
Multiple Utility Revenue	1.0
General Fund	0.1

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Market Value
	Municipal Bonds—100.0%
	Ad Valorem Property Tax—18.3%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser 07A FSA	5.00%	08/01/37	$1,990,840
1,250,000	Beaumont Texas Independent School District School Building Ser 09 AGC	5.00	02/15/38	1,246,125
3,000,000	Beaver County Pennsylvania Ser 09 FSA	5.55	11/15/31	3,160,200
3,000,000	California State Ser 05 NATL RE	4.75	03/01/35	2,605,020
2,250,000	Chicago Illinois Water Rev Ref (Second Lien) FSA	5.25	11/01/33	2,280,195
10,000,000	Corona-Norco California Unified School District (Election 2006) Ser 09B AGC	5.38	02/01/34	10,017,200
1,000,000	Corpus Christi Texas (Certificates of Obligation-Solid Waste) Ser 08 AGC	5.38	03/01/33	1,021,400
3,445,000	Corpus Christi Texas (Certificates of Obligation-Solid Waste) Ser 08 AGC	5.50	03/01/38	3,536,740
2,000,000	Desert California Community College District Ser 07C FSA	5.00	08/01/37	1,912,480
3,000,000	District of Columbia Ser 08E BHAC	5.00	06/01/33	3,002,040
2,000,000	Frisco Texas Independent School District (School Building) Ser 09 AGC	5.25	08/15/36	2,023,600
2,500,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	07/01/32	2,486,250
2,500,000	Philadelphia Pennsylvania Ser 09B AGC	7.13	07/15/38	2,689,250
5,500,000	Port Arthur Texas Independent School District (School Building) Ser 09 AGC	4.75	02/15/39	5,206,410
890,000	Reading Pennsylvania School District (State Aid Witholding) Ser 08 FSA	5.00	03/01/35	897,859
2,000,000	Riverside Community College District (Election 2004) Ser 07C NATL RE	5.00	08/01/32	1,943,620
4,100,000	San Bernardino California Community College District (Election 2002) Ser 08A	6.25	08/01/33	4,434,150
2,500,000	San Jacinto Unified School District (Election 2006) Ser 07 FSA	5.25	08/01/32	2,534,850
2,535,000	Yosemite California Community College District (Election 2004) Ser 08C FSA	5.00	08/01/32	2,486,987
				55,475,216

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Market Value
	Municipal Bonds (Continued)
	College Revenue—5.2%
$5,000,000	California State University Rev Systemwide Ser 09A AGC	5.25%	11/01/38	$5,023,100
3,000,000	District of Columbia Rev (Catholic University of America) Ser 07 NATL RE	5.00	10/01/29	2,965,830
1,250,000	Massachusetts State Health & Educational Facilities Auth Rev (Massachusetts Institute of Technology) Ser 09O AGC	6.00	07/01/36	1,403,313
1,000,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Cornell University) Ser 09A	5.00	07/01/39	1,026,380
250,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	07/01/38	250,895
2,750,000	University Houston (Texas University Rev Ref-Consolidated) Ser 08 FSA	5.00	02/15/38	2,800,655
450,000	University of California Regents Medical Center Pooled Rev Ser 07A NATL RE	4.75	05/15/31	415,305
2,000,000	University of California Rev Ser 05C NATL RE	4.75	05/15/37	1,873,540
				15,759,018
	Electric Power Revenue—6.3%
500,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A NATL RE	5.00	01/01/37	468,690
5,000,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A NATL RE	5.00	01/01/42	4,650,950
2,900,000	Kentucky State Municipal Power Agency System Rev (Prairie State Project) Ser 07A NATL RE	5.00	09/01/37	2,873,755
6,000,000	Long Island Power Auth New York Electric Systems Rev General Ser 08A BHAC	5.50	05/01/33	6,291,300
3,315,000	Northern Illinois Municipal Power Agency Power Project Rev Ser 07A NATL RE	5.00	01/01/42	2,929,035
1,000,000	Paducah Kentucky Electric Plant Board Rev Ser 09A AGC	5.25	10/01/35	1,025,580
1,000,000	Redding California Electric System Rev COP Ser 08A FSA	5.00	06/01/30	977,040
				19,216,350
	General Fund—0.1%
500,000	California State Ref Ser 07 NATL RE	4.25	08/01/33	402,670
	Highway Tolls Revenue—9.1%
500,000	Miami-Dade County Florida Expressway Auth Toll System Rev Ser 06 AMBAC	5.00	07/01/37	462,210
16,000,000	North Texas Thruway Auth Rev Ref System (First Tier) Ser 08K-1 AGC	5.75	01/01/38	16,858,879
8,000,000	Pennslyvania State Turnpike Common Turnpike Rev Sub-Ser 08C AGC	6.25	06/01/38	8,789,200
1,500,000	Puerto Rico Highway & Transportation Auth Highway Rev Ref Ser 07CC FSA	5.25	07/01/33	1,491,765
				27,602,054
	Hospital Revenue—16.0%
1,000,000	California Statewide Communities Development Auth Rev (Catholic Healthcare West) Ser 07K AGC	5.50	07/01/41	921,050
1,500,000	California Statewide Community Development Auth Rev (Sutter Health-Remarketed) Ser 04C FSA	5.05	08/15/38	1,425,195
5,000,000	Christian County Kentucky Hospital Rev (Hospital- Jennie Stuart Medical Center) Ser 06 AGC	5.50	02/01/36	4,999,550
5,000,000	Colorado Health Facilities Auth Rev (Catholic Health) Ser 06C-1 FSA	5.10	10/01/41	5,028,600
3,000,000	Colorado Health Facilities Auth Rev (Poudre Valley County Health Facilities Auth) Ser 05A FSA	5.20	03/01/31	2,829,660
300,000	Connecticut State Health & Educational Facility Auth (Yale - New Haven Hospital) Ser 06J-1 AMBAC	5.00	07/01/31	262,923
1,570,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 AGC	5.25	07/15/38	1,457,337

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Market Value
	Municipal Bonds (Continued)
$2,500,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 FSA	5.25%	07/15/45	$2,292,650
3,000,000	District of Columbia Rev (Medlantic/Helix-Remarketed) Ser 98C FSA	5.00	08/15/38	2,698,470
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev Ser 06B-1 FSA	5.50	06/01/38	1,860,520
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev (TECO Project) Ser 08 AGC	5.13	11/15/37	3,807,030
1,200,000	Indiana Health & Educational Facilities Finance Auth Rev (St. Francis) Ref Ser 06E FSA	5.25	05/15/41	1,146,348
2,000,000	Johnston North Carolina Memorial Hospital Auth Ser 08 FSA	5.25	10/01/36	1,924,060
1,000,000	Lehigh County Pennsylvania General Purpose Hospital Rev (Lehigh Valley Health-Remarketed) Ser 05B FSA	5.00	07/01/35	926,450
500,000	Maryland State Health & Higher Educational Facilities Auth Rev Ser 06A NATL RE	4.75	07/01/36	429,370
2,500,000	New Jersey Health Care Facilities Financing Auth Rev (Meridian Health) Ser 07V AGC	5.00	07/01/38	2,447,250
4,000,000	New Jersey Health Care Facilities Financing Auth Rev (Virtua Health) Ser 09 AGC	5.50	07/01/38	3,897,680
4,000,000	South Carolina Jobs Economic Devolopment Auth Hospital Facilities Rev (Ref-Palmetto Health-Remarketed) Ser 08A FSA	5.00	08/01/35	3,412,240
1,000,000	South Carolina Jobs-Economic Development Auth Hospital Rev Ref & Improvement (Anmed Health) Ser 09B AGC	5.50	02/01/38	967,680
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser 06A NATL RE	5.00	08/01/31	1,526,232
3,650,000	Washington State Health Care Facilities Auth Rev (Multicare Health System Remarketed) Ser 07B FSA	5.50	08/15/38	3,501,190
850,000	Washington State Health Care Facilities Auth Rev (Providence Health) Ser 06E FSA	5.25	10/01/33	863,090
				48,624,575
	Lease Revenue—7.4%
2,000,000	Kern County California COP (Capital Improvements Projects) Ser 09A AGC	5.75	08/01/35	2,013,140
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev (Real Property) Ser 09B AGC	5.50	04/01/39	6,989,430
2,150,000	Miami-Dade County Florida School Board COP Ser 08B AGC	5.00	05/01/33	2,037,856
500,000	Miami-Dade County Florida School Board COP Ser 09A AGC	5.38	02/01/34	502,025
1,335,000	Ohio State Higher Educational Facility Rev (Case Western Reserve University Project) Ser 06 NATL RE	5.00	12/01/44	1,326,162
2,950,000	Orange County Florida School Board COP Ser 09A AGC	5.50	08/01/34	2,986,580
5,000,000	State Public School Building Auth Pennsylvania School Rev (Harrisburg School District Project) Ser 09A AGC	4.75	11/15/29	4,828,200
2,000,000	Yuba California Levee Financing Auth Rev (Levee Financing Project) Ser 08A AGC	5.00	09/01/38	1,857,820
				22,541,213
	Miscellaneous Revenue—3.9%
2,500,000	Dallas Texas Civic Center Rev Ref & Improvement Ser 09 AGC	5.25	08/15/34	2,533,500
4,550,000	Dallas Texas Civic Center Rev Ref & Improvement Ser 09 AGC	5.25	08/15/38	4,578,347
1,000,000	Hudson Yards Infrastructure Corp. New York Rev Ser 06A NATL RE	4.50	02/15/47	743,890
1,000,000	Kentucky Economic Development Financial Auth (Louisville Arena Project) Rev Sub-Ser 08A-1 AGC	6.00	12/01/33	1,025,240
3,000,000	Kentucky Economic Development Financial Auth (Louisville Arena Project) Rev Sub-Ser 08A-1 AGC	6.00	12/01/38	3,060,780
				11,941,757

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Market Value
	Municipal Bonds (Continued)
	Multiple Utility Revenue—1.0%
$2,990,000	Corpus Christi Texas Utility System Rev Improvement Ser 09 AGC	5.38%	07/15/39	$3,049,501
	Port, Airport & Marina Revenue—7.5%
5,000,000	Chicago Illinois O'Hare International Airport Rev (Ref-Third Indenture) Ser 05A NATL RE	5.00	01/01/29	4,817,850
1,000,000	Metropolitan Washington DC Airports Auth System Ser 09B BHAC	5.00	10/01/29	1,018,650
10,000,000	Miami-Dade County Florida Aviation Rev Ser 09B AGC	5.13	10/01/41	9,321,100
1,000,000	Port Auth of New York & New Jersey (One Hundred Forty Eighth) Ser 07 FSA	5.00	08/15/37	1,013,460
2,500,000	Port of Seattle Rev (Intermediate Lien) Ref Ser 05A NATL RE	5.00	03/01/35	2,418,850
3,000,000	Sacramento County California Airport System Ser A FSA	5.00	07/01/41	2,791,740
1,500,000	St. Louis Missouri Airport Rev Lambert - St. Louis International Airport Ser 05 NATL RE	5.50	07/01/31	1,369,110
				22,750,760
	Recreational Revenue—2.2%
2,000,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 09 AGC	6.50	01/01/46	2,173,080
4,000,000	New York City Industrial Development Agency Rev Yankee Stadium (Pilot) Ser 09	7.00	03/01/49	4,380,240
				6,553,320
	Sales Tax Revenue—2.6%
1,500,000	Central Puget Sound Regional Transportation Auth Sales & Use Tax Rev Ser 07A FSA	5.00	11/01/34	1,526,985
400,000	Dallas Area Rapid Transit (Senior Lien) Ser 07 AMBAC	5.00	12/01/32	405,776
400,000	Illinois Regional Transportation Auth Ser 06A NATL RE	4.50	07/01/35	358,060
400,000	Metropolitan Atlanta Rapid Transit Auth (Ref-Third Indenture) Ser 07B FSA	4.50	07/01/32	379,028
3,000,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ref (Third Indenture) Ser 07B FSA	5.00	07/01/37	3,041,940
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A NATL RE	5.00	07/01/30	1,011,550
1,000,000	Santa Clara Valley California Transportation Auth Sales Tax Rev (Ref-Measure A) Ser 07A AMBAC	5.00	04/01/36	997,020
				7,720,359
	Sewer Revenue—4.0%
2,500,000	Chicago Illinois Wastewater Transmission Rev Ser 08A BHAC	5.50	01/01/38	2,677,425
400,000	City of Baltimore (Wastewater Projects) Ser 07C AMBAC	4.50	07/01/32	386,024
2,500,000	Fresno California Sewer Rev Ser 08A AGC	5.00	09/01/37	2,488,575
500,000	Los Angeles California Wastewater System Rev Ref Ser 05A NATL RE	4.75	06/01/35	457,135
1,400,000	Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 NATL RE	5.00	08/01/35	1,367,884
5,000,000	Sacramento County California Sanitation District Financing Auth Rev (Sacramento Regional County Sanitation) Ser 06 NATL RE	5.00	12/01/36	4,875,650
				12,252,693
	Special Assessment—1.4%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser 08 BHAC	5.63	10/01/37	4,176,400

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Market Value
	Municipal Bonds (Continued)
	Tax Increment Revenue—3.3%
$1,100,000	Rancho Cucamonga Redevelopment Agency Tax Allocation (Rancho Redevelopment Housing Set Aside) Ser 07A NATL RE	5.00%	09/01/34	$905,993
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev Subordinate (Commercial Redevelopment Project No. 1) Ser 09 AGC	6.25	11/01/39	4,156,093
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev Subordinate (Commercial Redevelopment Project No. 1) Ser 09 AGC	5.75	11/01/45	5,007,750
				10,069,836
	Transit Revenue—4.3%
2,000,000	Metropolitan Transportation Auth New York Rev Ref Insured Ser 02A FSA	5.75	11/15/32	2,055,080
400,000	New Jersey State Transportation Trust Fund Auth (Transit System) Ser 07A AMBAC	5.00	12/15/32	402,484
10,000,000	New Jersey State Transportation Trust Fund Auth (Transit System) Ser 08A AGC	5.50	12/15/38	10,525,499
150,000	State of Texas (Transit Commission-Mobility Fund) Ser 06A NATL RE	4.50	04/01/35	141,453
				13,124,516
	Water Revenue—7.4%
2,900,000	Anchorage Water Rev Ref Ser 07 NATL RE	5.00	05/01/37	2,891,300
400,000	Birmingham Alabama Waterworks & Sewer Board Rev Sub-Ser 07A AMBAC	4.50	01/01/39	335,048
250,000	Broward County Florida Water & Sewer Utility Rev Ser 09A	5.25	10/01/34	252,763
1,000,000	Chicago Illinois Board of Education Ref Ser 05A AMBAC	5.50	12/01/30	1,043,890
400,000	City of San Antonio Texas Water Rev Ref Ser 07 NATL RE	4.50	05/15/37	363,556
2,000,000	Detroit Michigan Water Supply System Rev (Second Lien-Remarketed) Ser 06B FSA	6.25	07/01/36	2,058,880
2,000,000	Detroit Michigan Water Supply System Rev (Second Lien-Remarketed) Ser 06B FSA	7.00	07/01/36	2,188,480
3,000,000	Detroit Water Supply System Rev (Second Lien) Ref Ser 06C FSA	5.00	07/01/29	2,649,030
1,000,000	East Bay California Municipal Utility District Water System Rev Sub-Ser 05A NATL RE	5.00	06/01/35	998,520
3,570,000	Houston Texas Utility System Rev Ref (Combined-First Lien) Ser 09A AGC	6.00	11/15/35	3,825,505
500,000	Philadelphia Water & Wastewater Rev Ref Ser 07B AMBAC	4.75	11/01/31	465,295
1,000,000	Pomona California Public Financing (Water Facilities Project) Ser 07AY AMBAC	5.00	05/01/47	832,060
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (Senior Lien) Ser 08A AGC	5.13	07/01/47	3,649,200
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	448,190
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A NATL RE	5.00	09/01/38	478,480
				22,480,197
	Total Investments (Cost $302,706,872)—100.0%			303,740,435
	Other assets less liabilities—0.0%			86,852
	Net Assets—100.0%			$303,827,287

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Auth  – Authority
COP  – Certificates of Participation
Ref    – Refunding Bonds
Rev  – Revenue
Ser    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AMBAC  – American Municipal Bond Assurance Corp.
BHAC  – Berkshire Hathaway Assurance Corp.
FSA  – Financial Security Assurance, Inc.
NATL RE  – National Public Finance Guarantee Corp.

This table, as of April 30, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Assured Guaranty Corp.	51.8%
Financial Security Assurance, Inc.	22.7
National Public Finance Guarantee Corp.	15.6
Berkshire Hathaway Assurance Corp.	5.7

See Notes to Financial Statements.

26

Portfolio Composition

PowerShares Insured New York Municipal Bond Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Water Revenue	15.4
Recreational Revenue	14.1
College Revenue	13.3
Hospital Revenue	9.1
Sales Tax Revenue	7.1
Highway Tolls Revenue	7.0
Income Tax Revenue	5.1
Lease Revenue	4.8
Miscellaneous Revenue	4.7
Hotel Occupancy Tax	4.4
Transit Revenue	3.7
Ad Valorem Property Tax	3.6
Electric Power Revenue	3.5
Port, Airport & Marina Revenue	3.5
Other	0.7

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—99.3%
	Ad Valorem Property Tax—3.6%
$300,000	Haverstraw Stony Point Central School District Rev Ser 07 FSA	5.00%	10/15/24	$321,312
700,000	New York NY (Fiscal 2008) Sub-Ser 07C-1 FSA	5.00	10/01/24	713,440
				1,034,752
	College Revenue—13.3%
750,000	New York State Dormitory Auth Rev Non-Special Treatment School District Bond Financing Program Ser 08D AGC	5.75	10/01/24	806,325
1,000,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Cornell University) Ser 09A	5.00	07/01/39	1,026,380
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	7/01/28	513,650
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	07/01/38	501,790
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (St. John's University) Insured Ser 07A NATL RE	5.00	07/01/27	485,450
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt Mount Sinai School - Medical New York Ser 07 NATL RE	5.00	07/01/35	481,605
				3,815,200
	Electric Power Revenue—3.5%
500,000	Long Island Power Auth Electric System Rev Ser 04A AMBAC	5.00	09/01/34	475,180
500,000	Long Island Power Auth New York Electric Systems Rev General Ser 08A BHAC	5.50	05/01/33	524,275
				999,455

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Highway Tolls Revenue—7.0%
$600,000	New York State Thruway Auth General Rev Ser 07H NATL RE	5.00%	01/01/37	$565,692
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Transportation Rev Ref Ser 07N FGIC	5.25	07/01/39	331,640
1,100,000	Triborough Bridge & Tunnel Auth Rev Ref Ser 02 NATL RE	5.00	11/15/32	1,103,861
				2,001,193
	Hospital Revenue—9.1%
600,000	New York State Dormitory Auth Rev Mental Health Services Facilities Improvement Ser 05B AMBAC	5.00	02/15/30	586,308
1,000,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Health Quest Systems) Ser 07B AGC	5.25	07/01/27	1,018,520
1,000,000	New York State Dormitory Auth Rev Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser 08A FSA	5.00	02/15/38	993,880
				2,598,708
	Hotel Occupancy Tax—4.4%
1,500,000	New York Convention Center Development Corp. Rev (Hotel Unit Fee Secured) Ser 05 AMBAC	5.00	11/15/44	1,272,720
	Income Tax Revenue—5.1%
600,000	New York City Transitional Finance Auth Building Aid Rev Ser 07S-2 FGIC	4.25	01/15/34	506,016
500,000	New York State Urban Development Corp. Rev (State Personal Income Tax) Ser 07C NATL RE	4.50	03/15/37	460,490
500,000	New York State Urban Development Corp. Rev (State Personal Income Tax) Ser 09B-1	5.00	03/15/36	499,970
				1,466,476
	Lease Revenue—4.8%
500,000	Erie County New York Industrial Development Agency School Facility Rev (City School District of Buffalo Project) Ser 03 FSA	5.75	05/01/23	522,410
350,000	Niagara Falls City School District Ref (High School Facilities) Ser 05 FSA	5.00	06/15/28	305,456
700,000	Rensselaer City School District Ser 06 XLCA	5.00	06/01/36	558,236
				1,386,102
	Miscellaneous Revenue—4.7%
500,000	Erie County New York Industrial Development Agency School Facility Rev (City School District of Buffalo Project) Ser 03A FSA	5.75	05/01/28	521,105
1,100,000	Hudson Yards Infrastructure Corp. New York Rev Ser 06A NATL RE	4.50	02/15/47	818,279
				1,339,384
	Port, Airport & Marina Revenue—3.5%
1,000,000	Port Auth of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser 07 FSA	5.00	08/15/33	1,014,820
	Recreational Revenue—14.1%
1,000,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 09 AGC	6.50	01/01/46	1,086,540
1,000,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 06 AMBAC	5.00	01/01/46	776,570
1,000,000	New York City Industrial Development Agency Rev Yankee Stadium (Pilot) Ser 09 AGC	7.00	03/01/49	1,095,060

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$600,000	New York City Trust for Cultural Resources Rev (American Museum of National History) Ser 04A NATL RE	5.00%	07/01/44	$587,316
500,000	New York City Trust for Cultural Resources Rev Ref (Museum of Modern Art) Ser 08-1A	5.00	04/01/27	516,655
				4,062,141
	Sales Tax Revenue—7.1%
2,000,000	Sales Tax Asset Receivables Corp. Ser 04A AMBAC	5.00	10/15/32	2,044,860
	Transit Revenue—3.7%
505,000	Metropolitan Transportation Auth New York Rev Ref Insured Ser 02A FSA	5.75	11/15/32	518,908
600,000	Metropolitan Transportation Auth Rev Ser 07A NATL RE	4.75	11/15/37	532,374
				1,051,282
	Water Revenue—15.4%
1,000,000	Nassau County New York Sewer & Storm Water Finance Auth System Rev Ser 08A BHAC	5.38	11/01/28	1,060,620
600,000	New York City Municipal Finance Auth Water & Sewer System Rev Ser 07A FSA	4.25	06/15/39	542,400
1,000,000	New York City Municipal Water Finance Auth Water & Sewer Rev (2nd Generation Resolution) Ser 08DD	6.00	06/15/40	1,093,070
1,250,000	New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Rev (New York City Municipal Water) Ser 04E	5.00	06/15/30	1,273,049
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (Senior Lien) Ser 08A AGC	5.13	07/01/47	456,150
				4,425,289
	Total Investments (Cost $28,822,704)—99.3%			28,512,382
	Other assets less liabilities—0.7%			208,739
	Net Assets—100.0%			$28,721,121

Auth  – Authority
Ref    – Refunding Bonds
Rev  – Revenue
Ser    – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AMBAC  – American Municipal Bond Assurance Corp.
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
FSA  – Financial Security Assurance, Inc.
NATL RE  – National Public Finance Guarantee Corp.
XLCA  – XL Capital Assurance, Inc.

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

April 30, 2009 (Unaudited)

This table, as of April 30, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
National Public Finance Guarantee Corp.	19.5%
Financial Security Assurance, Inc.	19.1
American Municipal Bond Assurance Corp.	18.1
Assured Guaranty Corp.	16.4
Financial Guaranty Insurance Co.	6.8
Berkshire Hathaway Assurance Corp.	5.6

See Notes to Financial Statements.

30

Portfolio Composition

PowerShares Preferred Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

Banks	38.0
Diversified Financial Services	27.3
Insurance	13.3
Electric	7.5
REITS	6.9
Media	3.9
Telecommunications	2.2
Chemicals	0.7
Money Market Fund	0.9
Other	(0.7)

Schedule of Investments

PowerShares Preferred Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Preferred Stocks—99.8%
	Banks—38.0%
1,240,287	Barclays Bank PLC, 8.13% (United Kingdom)	$19,708,160
114,070	BNY Capital V, 5.95%, Series F	2,280,259
395,041	Fifth Third Capital Trust VI, 7.25%	5,096,029
174,924	Goldman Sachs Group, Inc., 6.20%, Series B	3,633,171
989,979	HSBC Holdings PLC, 8.13% (United Kingdom)	21,512,244
560,352	JPMorgan Chase & Co., 8.63%	13,493,276
345,624	KeyCorp Capital IX, 6.75%	4,251,175
129,861	National Bank of Greece S.A., 9.00% (Greece)	2,416,713
369,506	National City Capital Trust II, 6.63%	5,997,082
197,564	PNC Capital Trust D, 6.13%	3,550,225
142,641	Santander Finance S.A. Unipersonal, 6.50% (Spain)	2,138,189
208,360	Santander Finance S.A. Unipersonal, 6.41%, Series 1 (Spain)	4,373,476
142,233	Suntrust Capital IX, 7.88%	2,417,961
678,748	USB Capital XI, 6.60%	13,697,135
859,841	Wachovia Capital Trust IV, 6.38%	14,746,273
418,109	Wells Fargo & Co.	7,735,017
949,973	Wells Fargo Capital Trust IV, 7.00%	20,376,921
		147,423,306
	Chemicals—0.7%
36,450	EI Du Pont de Nemours & Co., 4.50%, Series B	2,810,295
	Diversified Financial Services—27.3%
683,950	ABN AMRO Capital Funding Trust VII, 6.08%, Series G	5,423,724

Number of Shares		Value
	Preferred Stocks (Continued)
54,387	Bear Stearns Capital Trust III, 7.80%	$1,183,461
71,245	Capital One Capital II, 7.50%	1,068,675
313,619	Credit Suisse Guernsey, 7.90% (Switzerland)	6,272,380
637,133	Deutsche Bank Capital Funding Trust IX, 6.63%	9,053,660
722,795	Deutsche Bank Contingent Capital Trust V, 8.05%	12,142,956
766,281	General Electric Capital Corp., 6.10%	16,628,298
1,450,643	JP Morgan Chase Capital X, 7.00%	32,059,210
999,598	Morgan Stanley Capital Trust VII, 6.60%	16,773,254
75,087	National Rural Utilities Cooperative Finance Corp., 5.95%	1,501,740
146,782	Respol International Capital Ltd., 7.45%, Series A	3,214,526
62,142	SLM Corp., 6.00%	617,691
		105,939,575
	Electric—7.5%
470,109	Alabama Power Co., 5.88%, Series 07-B	11,752,725
64,386	BGE Capital Trust II, 6.20%	1,062,369
41,146	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	3,513,868
331,037	FPL Group Capital, Inc., 6.60%, Series A	8,269,304
32,320	Interstate Power & Light Co., 8.38%, Series B	842,582
18,376	Pacific Gas & Electric Co., 6.00%, Series A	471,988
130,078	Xcel Energy, Inc., 7.60%	3,276,665
		29,189,501
	Insurance—13.3%
559,188	Aegon N.V., 6.38% (Netherlands)*	5,340,245
414,157	Allianz SE, 8.38% (Germany)	7,724,028
67,016	Arch Capital Group Ltd., 8.00%, Series A	1,334,959

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares Preferred Portfolio

April 30, 2009 (Unaudited)

Number of Shares		Value
	Preferred Stocks (Continued)
51,705	Berkley W.R. Capital Trust II, 6.75%	$1,085,805
18,234	Delphi Financial Group, Inc., 7.38%	239,777
44,118	Endurance Specialty Holdings Ltd., 7.75%, Series A	708,094
66,768	Everest Re Capital Trust II, 6.20%, Series B	1,152,416
1,598,784	ING Groep N.V., 7.20% (Netherlands)*	19,473,189
88,303	Lincoln National Capital VI, 6.75%, Series F	1,224,763
30,901	Markel Corp., 7.50%	694,963
311,440	MetLife, Inc., 6.50%, Series B	5,699,352
104,933	PartnerRe Ltd., 6.75%, Series C	2,028,355
114,010	Prudential PLC, 6.50% (United Kingdom)	1,652,005
134,333	RenaissanceRe Holdings Ltd., 6.60%, Series D	2,417,994
16,370	Selective Insurance Group, 7.50%	258,810
19,649	Torchmark Capital Trust III, 7.10%	363,507
		51,398,262
	Media—3.9%
212,497	CBS Corp., 6.75%	3,015,332
424,854	Comcast Corp., 7.00%, Series B	9,300,054
161,047	Viacom, Inc., 6.85%	2,906,898
		15,222,284
	REITS—6.9%
19,298	BRE Properties, Inc., 6.75%, Series C	337,522
202,727	Duke Realty Corp., 6.60%, Series L	2,625,315
32,264	Equity Residential Properties, 6.48%, Series N	647,216
131,933	Kimco Realty Corp., 7.75%, Series G	2,394,584
72,391	PS Business Parks, Inc., 7.00%, Series H	1,231,371
712,425	Public Storage, 7.25%, Series I	15,317,138
71,451	Realty Income Corp., 6.75%, Series E	1,358,284
159,153	Vornado Realty Trust, 6.63%, Series I	2,705,601
		26,617,031
	Telecommunications—2.2%
249,118	AT&T, Inc., 6.38%	6,362,474
131,957	Telephone & Data Systems, Inc., 6.63%	2,071,725
		8,434,199
	Total Preferred Stocks (Cost $387,525,711)	387,034,453

Number of Shares		Value
	Money Market Fund—0.9%
3,347,737	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,347,737)	$3,347,737
	Total Investments (Cost $390,873,448)—100.7%	390,382,190
	Liabilities in excess of other assets—(0.7%)	(2,718,544)
	Net Assets—100.0%	$387,663,646

REIT Real Estate Investment Trust

The Fund has holdings greater than 10% of the net assets in the following country:

United Kingdom	11.1%

See Notes to Financial Statements.

32

Portfolio Composition

PowerShares VRDO Tax-Free Weekly Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of April 30, 2009

College Revenue	18.4
Hospital Revenue	12.8
Miscellaneous Revenue	10.9
Highway Tolls Revenue	10.7
Ad Valorem Property Tax	10.4
Water Revenue	10.3
Electric Power Revenue	6.8
Sales Tax Revenue	6.6
Lease Revenue	3.5
Recreational Revenue	3.3
Natural Gas Revenue	2.4
Transit Revenue	1.7
Port, Airport & Marina Revenue	1.4
Local Housing Revenue	0.7
General Fund	0.3
Other	(0.2)

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#)—100.2%
	Ad Valorem Property Tax—10.4%
$3,500,000	Chicago Illinois Board of Education Ser 00B FSA	2.75%	03/01/32	$3,500,000
4,295,000	District of Columbia Ref Ser 08A	1.00	06/01/34	4,295,000
100,000	Guilford County North Carolina Ser 05B	0.50	03/01/25	100,000
4,800,000	Guilford County North Carolina Ser 07B	2.75	04/01/27	4,800,000
5,000,000	Luzerne County Pennsylvania Ser 06A FSA	1.75	11/15/26	5,000,000
4,100,000	New York - City of New York Ser 95F-4	0.33	02/15/20	4,100,000
1,500,000	New York - City of New York Ser 95F-5	0.33	02/15/16	1,500,000
100,000	New York - City of New York Sub Ser 02C-2	0.33	08/01/20	100,000
500,000	New York - City of New York Sub Ser 96J3	0.38	02/15/16	500,000
6,000,000	New York State Ser 00B	2.00	03/15/30	6,000,000
2,000,000	North Carolina State Public Improvements Ser 02D	0.27	06/01/19	2,000,000
5,450,000	Rochester Minnesota Rev (Waste Water) Ser 07B	0.50	12/01/26	5,450,000
2,000,000	Shelby County Tennessee Ser 06C	1.50	12/01/31	2,000,000
				39,345,000
	College Revenue—18.4%
4,400,000	Charlottesville Virginia Industrial Development Auth Educational Facilities Rev (University of Virginia Foundation Projects) Ser 06B	0.50	12/01/37	4,400,000
5,000,000	District of Columbia Rev (George Washington University-Remarketed) Ser 00B	0.38	09/15/29	5,000,000
5,000,000	District of Columbia Rev Ref (Howard University Issue-Remarketed) Ser 06B	0.49	10/01/26	5,000,000
5,500,000	Houston Texas Higher Education Finance Corp. Rev Ref (Rice University Project) Ser 06B	0.38	11/15/29	5,500,000
3,400,000	Massachusetts State Health & Educational Facilities Auth Rev (Harvard University) Ser 00Y	0.32	07/01/35	3,400,000
2,000,000	Missouri State Health & Educational Facilities Auth Rev (Washington University) Ser 04A	0.35	02/15/34	2,000,000

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
$6,000,000	New Hampshire Health & Education Facilities Auth Rev (Dartmouth College Issue) Ser 02	0.28%	06/01/32	$6,000,000
5,000,000	New York City Industrial Development Agency Civic Facility Rev (New York Law School Project-Remarketed) Ser 06B-2	3.00	07/01/36	5,000,000
4,000,000	New York State Dormitory Auth Rev State Supported Debt (Cornell University Remarketed) Ser 04A	0.30	07/01/33	4,000,000
6,000,000	Niagara County New York Industrial Development Agency Civic Facility Rev (Student Housing Village Corp.) Ser 07A	3.15	06/01/37	6,000,000
5,000,000	Ohio State Higher Educational Facility Rev Ref (Case Western Reserve University Project) Ser 08A	1.75	12/01/44	5,000,000
500,000	Payne County Economic Development Auth Student Housing Rev (OSUF Phase III Project) Ser 02 AMBAC	7.50	07/01/32	500,000
5,000,000	Pennsylvania State Higher Educational Facilities Auth College & University Rev (St. Joseph's University) Ser 08A	0.61	07/15/36	5,000,000
3,200,000	Rhode Island State Health & Educational Building Corp. Rev (Catholic School Pool Program) Ser 05A	3.75	04/01/35	3,200,000
5,000,000	University Medicine & Dentistry New Jersey Ser 02B AMBAC	3.00	12/01/32	5,000,000
5,000,000	University of Illinois COP (Utility Infrastructure Projects) Ser 04	0.58	08/15/21	5,000,000
				70,000,000
	Electric Power Revenue—6.8%
5,000,000	Austin Texas Water & Wastewater System Rev Ref Ser 04 FSA	2.25	05/15/24	5,000,000
5,000,000	JEA Florida Electric System Rev (Series Three) Ser 08D-2	4.50	10/01/37	5,000,000
5,000,000	Long Island Power Auth New York Electric Systems Rev (General Remarketed) Ser 03N FSA	2.00	12/01/29	5,000,000
6,000,000	Municipal Electric Authority of Georgia (Project One-Remarketed) Ser 94B FSA	4.00	01/01/16	6,000,000
5,000,000	Southern California Public Power Auth Transmission Project Rev Subordinate Ref (Southern Transmission) Ser 00A FSA	1.60	07/01/23	5,000,000
				26,000,000
	General Fund—0.3%
500,000	North Carolina State Public Improvements Ser 02D	0.55	05/01/21	500,000
500,000	North Carolina State Public Improvements Ser 02E	0.28	05/01/21	500,000
				1,000,000
	Highway Tolls Revenue—10.7%
4,900,000	Bay Area Toll Auth California Toll Bridge Rev (Bay Area Remarketed) Ser 04B	0.35	04/01/39	4,900,000
5,000,000	Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev Ser 07B-1	1.30	07/01/32	5,000,000
2,000,000	Kansas State Department Transportation Highway Rev Ser 02C-1	1.50	09/01/19	2,000,000
4,000,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-1 FSA	1.75	01/01/24	4,000,000
100,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-3 FSA	1.75	01/01/24	100,000
6,000,000	Oklahoma State Turnpike Auth Rev Ref (Second Senior-Convertible) Ser 06D	0.41	01/01/28	6,000,000
5,000,000	Orlando & Orange County Expressway Auth (Florida Expressway Rev) Ref Sub-Ser 08B-1	0.50	07/01/40	5,000,000
7,200,000	Pennsylvania State Turnpike Commission Rev Ser 02A-1	0.53	12/01/30	7,200,000
3,600,000	Triborough Bridge & Tunnel Auth New York Rev Ref (Remarketed) Sub-Ser 00CD FSA	1.60	01/01/19	3,600,000
2,910,000	Triborough Bridge & Tunnel Auth New York Rev Ser 05A	2.25	11/01/35	2,910,000
				40,710,000

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
	Hospital Revenue—12.8%
$7,925,000	Charlotte-Mecklenburg Hospital Auth North Carolina Health Care System Rev (Carolinas) Ser 07K FSA	3.75%	01/15/47	$7,925,000
1,300,000	Colorado Health Facilities Auth Rev (Catholic Health Initiatives) Ser 00B	0.31	12/01/20	1,300,000
1,500,000	Colorado Health Facility Auth Rev (Banner Health) Ser 05A NATL RE	0.45	03/01/23	1,500,000
500,000	Dauphin County Pennsylvania General Auth Health System Rev (Pinncale Health System Project) Ser 05 FSA	0.68	08/15/27	500,000
5,000,000	Harris County Texas Health Facilities Development Corp. Hospital Rev Ref (Memorial Hermann Healthcare System) Ser 08A FSA	3.25	06/01/27	5,000,000
2,000,000	Indiana Health & Educational Facilities Finance Auth Rev (Parkview Health System, Inc.) Ser 05B AMBAC	7.50	11/01/28	2,000,000
500,000	Indiana Health & Educational Facilities Financing Auth Rev (Parkview Health System) Ser 05A AMBAC	7.50	11/01/33	500,000
6,000,000	Iowa Finance Auth Health Facilities Rev (Iowa Health System) Ser 08A-2 AGC	0.53	08/15/37	6,000,000
5,000,000	Maryland State Health & Higher Educational Facilities Auth Rev (University of Maryland Medical Systems) Ser 07A	0.38	07/01/34	5,000,000
5,000,000	Massachusetts State Health & Educational Facilities Auth Rev (Partners Healthcare Systems) Ser 97P-2 FSA	1.75	07/01/27	5,000,000
7,000,000	Shelby County Tennessee Health Educational & Housing Facility Board Rev (Methodist Le Bonheur) Ser 08B AGC	0.53	06/01/42	7,000,000
6,000,000	St. Joseph County Indiana Hospital Auth Health Systems Rev Ref (Memorial Health) Ser 08B	3.50	08/15/34	6,000,000
1,000,000	University of Wisconsin Hospitals & Clinics Auth Rev Ref Ser 09A	0.48	04/01/32	1,000,000
				48,725,000
	Lease Revenue—3.5%
5,000,000	Broward County Florida School Board COP Ser 05 FSA	0.50	07/01/21	5,000,000
5,000,000	Indiana State Finance Auth Rev (Lease Appropriation-Remarketed) Ser 05A-1	3.15	02/01/35	5,000,000
3,410,000	San Francisco California City & County Finance Corp. Lease Rev Ref (Moscone Center) Ser 08-1	0.30	04/01/30	3,410,000
				13,410,000
	Local Housing Revenue—0.7%
2,800,000	New Hampshire State Housing Financing Auth Multifamily Rev (Ref EQR Board Partnership Project) Ser 96	0.42	09/15/26	2,800,000
	Miscellaneous Revenue—10.9%
500,000	Baltimore Maryland Industrial Development Auth (Baltimore Capital Acquisition) Ser 86	0.53	08/01/16	500,000
6,000,000	California State Sub-Ser 05A-1	4.00	05/01/40	6,000,000
100,000	Clarksville Tennessee Public Building Auth Rev (Pooled Funding Tennessee Municipal Bond Fund) Ser 95	0.50	10/01/25	100,000
4,000,000	Connecticut State Special Tax Obligation Rev (Second Lien) Transportation Infrastructure Purposes Ser 90-1 FSA	1.25	12/01/10	4,000,000
6,000,000	Dauphin County Pennsylvania General Auth (Remarketed) Sub-Ser 86H FSA	2.00	06/01/26	6,000,000
1,500,000	Delaware Valley Regional Financial Auth Local Government Rev Ser 86-1	0.50	08/01/16	1,500,000
6,000,000	Illinois State Ser 03B	3.50	10/01/33	6,000,000
6,000,000	Indianapolis Local Public Improvement Bond Bank Ref Ser 02F-1 NATL RE	5.00	02/01/20	6,000,000
5,000,000	Massachusetts State Ref Ser 98A	0.30	09/01/16	5,000,000
2,200,000	Montgomery County Tennessee Public Building Auth Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser 95	0.50	03/01/25	2,200,000
4,000,000	New York State Local Government Assistance Corp. Ref Sub-Lien Ser 03A-4V FSA	1.13	04/01/22	4,000,000
				41,300,000

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2009 (Unaudited)

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (#) (Continued)
	Natural Gas Revenue—2.4%
$500,000	American Public Energy Agency Nebraska Gas Supply Rev Ser 05A	0.50%	12/01/15	$500,000
8,500,000	Florida Gas Utilities Rev (Gas Supply Project) Ser 06-2-A-3	1.35	11/01/26	8,500,000
				9,000,000
	Port, Airport & Marina Revenue—1.4%
500,000	Atlanta Georgia Airport Rev Ref General Ser 03RF-B-2 NATL RE	7.00	01/01/30	500,000
5,000,000	Atlanta Georgia Airport Rev Ref General Ser 03RF-C-2 NATL RE	7.00	01/01/30	5,000,000
				5,500,000
	Recreational Revenue—3.3%
2,500,000	Appleton Wisconsin Redevelopment Auth Rev (Fox Cities Performing Art Center) Ser 01B	3.75	06/01/36	2,500,000
5,050,000	Fulton County Georgia Development Auth Rev (Robert W. Woodruff Arts Center, Inc. Project) Ser 02	0.95	02/01/32	5,050,000
5,000,000	Illinois Finance Auth Rev (Chicago Symphony Orchestra) Ser 08	2.50	05/01/48	5,000,000
				12,550,000
	Sales Tax Revenue—6.6%
2,100,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ser 00B	0.62	07/01/25	2,100,000
2,300,000	New York State Local Assistance Corp. Ser 94B	0.31	04/01/23	2,300,000
6,000,000	Oregon State Department of Transportation Highway User Tax Rev (Sub Lien) Ser 07B-1	1.50	11/15/27	6,000,000
9,985,000	Regional Transportation Auth Illinois Ref Ser 05B	6.00	06/01/25	9,985,000
4,700,000	Santa Clara Valley California Transportation Auth Sales Tax Rev Ser 08B	0.25	04/01/36	4,700,000
				25,085,000
	Transit Revenue—1.7%
500,000	Bi-State Development Agency Missouri-Illinois Metropolitan District Rev (Metrolink Project) Ser 05A	0.45	10/01/35	500,000
1,000,000	California Transit Finance Auth Ser 97 FSA	3.25	10/01/27	1,000,000
5,000,000	Metropolitan Transportation Auth New York Rev Ref Ser 02D-1 FSA	2.00	11/01/29	5,000,000
				6,500,000
	Water Revenue—10.3%
1,800,000	California State Department of Water Resources Power Supply Rev Sub-Ser 05G-3 FSA	1.90	05/01/16	1,800,000
6,070,000	California State Department Water Resource Power Supply Rev Sub-Ser 05G-5 FSA	5.75	05/01/16	6,070,000
4,700,000	Charleston South Carolina Waterworks & Sewer Rev (Capital Improvement) Ser 06B	0.50	01/01/35	4,700,000
5,000,000	Forsyth County Georgia Water & Sewage Auth Rev Ser 05B	2.15	04/01/35	5,000,000
1,100,000	Gwinnett County Water & Sewage Auth Rev Ser 04B	0.50	08/01/25	1,100,000
5,800,000	Houston Texas Utilities System Rev Ref (1st Lien Remarketed) Ser 04B-1	1.30	05/15/34	5,800,000
5,000,000	Massachusetts State Water Resource Auth Ref Sub General Ser 08A	1.40	08/01/37	5,000,000
2,000,000	Metropolitan Water District Southern California Rev Ser 00B-2	0.20	07/01/35	2,000,000
2,500,000	Metropolitan Water District Southern California Waterworks Rev Ser 03C-2	1.25	07/01/30	2,500,000
5,000,000	New York City Municipal Finance Auth Water & Sewer System Rev (2nd General-Fiscal 2008) Ser 07BB-4	3.25	06/15/33	5,000,000
				38,970,000
	Total Investments (Cost $380,888,274)—100.2%			380,895,000
	Liabilities in excess of other assets—(0.2%)			(761,110)
	Net Assets—100.0%			$380,133,890

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

April 30, 2009 (Unaudited)

Auth  – Authority

Ref  – Refunding Bonds

COP  – Certificate of Participation

Rev  – Revenue

Ser  – Series

Glossary of Terms:

AGC  – Assured Gauranty Corp.

AMBAC  – American Municipal Bond Assurance Corp.

FSA  – Financial Security Assurance, Inc.

NATL RE  – National Public Finance Guarantee Corp.

(#)  Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(!)  Variable rate coupon. Stated interest rate was in effect at April 30, 2009.

This table, as of April 30, 2009, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Financial Security Assurance, Inc.	23.2%

See Notes to Financial Statements.

37

Statements of Assets and Liabilities

April 30, 2009 (Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	PowerShares Autonomic Balanced NFA Global Asset Portfolio	PowerShares Autonomic Growth NFA Global Asset Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares High Yield Corporate Bond Portfolio
ASSETS:
Unaffiliated investments at value	$88,555,587	$3,895,144	$5,042,982	$2,941,350	$130,693,482	$93,556,626
Affiliated investments at value (Note 4)	—	4,476,112	5,032,819	4,801,303	—	—
Cash	—	—	—	—	—	—
Receivables:
Interest and dividends	929,300	12	23	8	3,209,397	2,854,177
Foreign tax reclaims	—	—	—	—	—	—
Shares sold	—	—	—	—	—	—
Investments sold	—	—	—	—	—	—
Other assets	—	863	759	419	—	1,236
Total Assets	89,484,887	8,372,131	10,076,583	7,743,080	133,902,879	96,412,039
LIABILITIES:
Due to custodian	247,232	54,553	22,335	39,827	663,852	677,388
Payables:
Investments purchased	—	—	—	—	—	—
Shares repurchased	—	—	1,884	—	—	—
Accrued unitary management fees	18,863	1,651	1,827	1,518	50,683	31,653
Accrued expenses	—	—	—	—	—	—
Total Liabilities	266,095	56,204	26,046	41,345	714,535	709,041
NET ASSETS	$89,218,792	$8,315,927	$10,050,537	$7,701,735	$133,188,344	$95,702,998
NET ASSETS CONSIST OF:
Shares of beneficial interest	$85,636,473	$12,102,031	$12,809,988	$12,857,406	$142,508,833	$96,190,585
Undistributed net investment income (loss)	(150,398)	13,795	40,897	(13,593)	(76,524)	305,299
Accumulated net realized gain (loss) on investments	2,156,601	(2,278,622)	(2,004,930)	(3,619,113)	(1,692,128)	(6,326,152)
Net unrealized appreciation (depreciation) on investments	1,576,116	(1,521,277)	(795,418)	(1,522,965)	(7,551,837)	5,533,266
Net Assets	$89,218,792	$8,315,927	$10,050,537	$7,701,735	$133,188,344	$95,702,998
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,200,000	900,000	1,000,000	900,000	6,000,000	6,000,000
Net asset value	$27.88	$9.24	$10.05	$8.56	$22.20	$15.95
Share price	$27.93	$9.19	$10.14	$8.64	$22.79	$16.16
Unaffiliated investments at cost	$86,979,471	$4,483,039	$5,347,307	$3,602,465	$138,245,319	$88,023,360
Affiliated investments at cost	$—	$5,409,494	$5,523,912	$5,663,153	$—	$—

See Notes to Financial Statements.

38

	PowerShares Insured California Municipal Bond Portfolio	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
ASSETS:
Unaffiliated investments at value	$26,201,017	$303,740,435	$28,512,382	$390,382,190	$380,895,000
Affiliated investments at value (Note 4)	—	—	—	—	—
Cash	425,981	18,314,898	—	—	—
Receivables:
Interest and dividends	399,487	4,214,783	455,340	645,670	712,747
Foreign tax reclaims	—	—	—	1,676	—
Shares sold	—	—	—	4,171,384	—
Investments sold	—	4,899,207	—	67,815	—
Other assets	—	—	—	—	—
Total Assets	27,026,485	331,169,323	28,967,722	395,268,735	381,607,747
LIABILITIES:
Due to custodian	—	—	239,741	2,897,139	1,403,896
Payables:
Investments purchased	—	27,274,288	—	4,560,863	—
Shares repurchased	—	—	—	—	—
Accrued unitary management fees	5,692	67,449	6,561	147,087	69,662
Accrued expenses	299	299	299	—	299
Total Liabilities	5,991	27,342,036	246,601	7,605,089	1,473,857
NET ASSETS	$27,020,494	$303,827,287	$28,721,121	$387,663,646	$380,133,890
NET ASSETS CONSIST OF:
Shares of beneficial interest	$28,031,725	$305,854,149	$29,426,357	$464,318,148	$380,301,301
Undistributed net investment income (loss)	(5,280)	(59,226)	(12,187)	(2,699,030)	(174,211)
Accumulated net realized gain (loss) on investments	(143,287)	(3,001,199)	(382,727)	(73,464,214)	74
Net unrealized appreciation (depreciation) on investments	(862,664)	1,033,563	(310,322)	(491,258)	6,726
Net Assets	$27,020,494	$303,827,287	$28,721,121	$387,663,646	$380,133,890
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,200,000	13,500,000	1,300,000	36,400,000	15,200,000
Net asset value	$22.52	$22.51	$22.09	$10.65	$25.01
Share price	$22.57	$22.55	$22.10	$10.71	$25.02
Unaffiliated investments at cost	$27,063,681	$302,706,872	$28,822,704	$390,873,448	$380,888,274
Affiliated investments at cost	$—	$—	$—	$—	$—

39

Statements of Operations

Six Months Ended April 30, 2009 (Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	PowerShares Autonomic Balanced NFA Global Asset Portfolio	PowerShares Autonomic Growth NFA Global Asset Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares High Yield Corporate Bond Portfolio
INVESTMENT INCOME:
Unaffiliated interest income	$1,521,991	$—	$—	$—	$3,685,684	$2,795,821
Unaffiliated dividend income	—	103,249	111,253	74,367	—	—
Affiliated dividend income	—	39,525	40,334	36,044	—	—
Foreign withholding tax	—	—	—	—	—	—
Total Income	1,521,991	142,774	151,587	110,411	3,685,684	2,795,821
EXPENSES:
Unitary management fees	110,578	9,597	10,022	9,011	226,090	117,357
Taxes	—	249	219	124	—	356
Total Expenses	110,578	9,846	10,241	9,135	226,090	117,713
Unitary management fees waivers	—	—	—	—	—	—
Net Expenses	110,578	9,846	10,241	9,135	226,090	117,713
Net Investment Income	1,411,413	132,928	141,346	101,276	3,459,594	2,678,108
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	5,173	(816,358)	(945,661)	(1,332,232)	(1,045,333)	(5,560,328)
In-kind redemptions	2,161,344	—	—	(165,583)	(85,418)	107,836
Net realized gain (loss)	2,166,517	(816,358)	(945,661)	(1,497,815)	(1,130,751)	(5,452,492)
Net change in unrealized appreciation (depreciation) on:
Investments	2,320,626	591,771	914,929	1,096,101	19,970,840	10,929,086
Net realized and unrealized gain (loss) on investments	4,487,143	(224,587)	(30,732)	(401,714)	18,840,089	5,476,594
Net increase (decrease) in net assets resulting from operations	$5,898,556	$(91,659)	$110,614	$(300,438)	$22,299,683	$8,154,702

See Notes to Financial Statements.

40

	PowerShares Insured California Municipal Bond Portfolio	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
INVESTMENT INCOME:
Unaffiliated interest income	$515,293	$6,308,593	$624,017	$—	$2,427,409
Unaffiliated dividend income	—	—	—	13,946,882	—
Affiliated dividend income	—	—	—	—	—
Foreign withholding tax	—	—	—	(20,771)	—
Total Income	515,293	6,308,593	624,017	13,926,111	2,427,409
EXPENSES:
Unitary management fees	35,061	405,020	42,409	655,608	277,222
Taxes	299	299	299	—	299
Total Expenses	35,360	405,319	42,708	655,608	277,521
Unitary management fees waivers	(7,012)	(81,005)	(8,482)	—	—
Net Expenses	28,348	324,314	34,226	655,608	277,521
Net Investment Income	486,945	5,984,279	589,791	13,270,503	2,149,888
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(35,110)	(412,389)	(241,561)	(47,058,488)	74
In-kind redemptions	—	—	—	1,053,212	—
Net realized gain (loss)	(35,110)	(412,389)	(241,561)	(46,005,276)	74
Net change in unrealized appreciation (depreciation) on:
Investments	1,273,050	17,674,605	1,583,641	19,761,092	(74)
Net realized and unrealized gain (loss) on investments	1,237,940	17,262,216	1,342,080	(26,244,184)	—
Net increase (decrease) in net assets resulting from operations	$1,724,885	$23,246,495	$1,931,871	$(12,973,681)	$2,149,888

41

Statements of Changes in Net Assets

	PowerShares 1-30 Laddered Treasury Portfolio		PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio		PowerShares Autonomic Balanced NFA Global Asset Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period May 16, 2008* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period May 16, 2008* Through October 31, 2008
OPERATIONS:
Net investment income	$1,411,413	$1,306,737	$132,928	$110,374	$141,346	$105,172
Net realized gain (loss) on investments	2,166,517	381,622	(816,358)	(1,462,264)	(945,661)	(1,059,269)
Net change in unrealized appreciation (depreciation) on investments	2,320,626	(965,583)	591,771	(2,113,048)	914,929	(1,710,347)
Net increase (decrease) in net assets resulting from operations	5,898,556	722,776	(91,659)	(3,464,938)	110,614	(2,664,444)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(49,135)	(46,670)	11,074	36,387	29,883	33,964
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,512,676)	(1,343,748)	(168,543)	(72,038)	(166,766)	(68,738)
Tax-exempt income	—	—	—	—	—	—
Return of capital	—	(16,946)	—	—	—	—
Total distributions to shareholders	(1,512,676)	(1,360,694)	(168,543)	(72,038)	(166,766)	(68,738)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	39,453,696	64,361,064	909,677	11,203,428	2,964,870	9,875,001
Value of shares repurchased	(17,767,608)	(15,960,658)	—	—	—	—
Net income equalization	49,135	46,670	(11,074)	(36,387)	(29,883)	(33,964)
Net increase in net assets resulting from shares transactions	21,735,223	48,447,076	898,603	11,167,041	2,934,987	9,841,037
Increase in Net Assets	26,071,968	47,762,488	649,475	7,666,452	2,908,718	7,141,819
NET ASSETS:
Beginning of period	63,146,824	15,384,336	7,666,452	—	7,141,819	—
End of period	$89,218,792	$63,146,824	$8,315,927	$7,666,452	$10,050,537	$7,141,819
Undistributed net investment income (loss) at end of period	$(150,398)	$—	$13,795	$38,336	$40,897	$36,434
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,400,000	2,400,000	100,000	800,000	300,000	700,000
Shares repurchased	(600,000)	(600,000)	—	—	—	—
Shares outstanding, beginning of period	2,400,000	600,000	800,000	—	700,000	—
Shares outstanding, end of period	3,200,000	2,400,000	900,000	800,000	1,000,000	700,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

42

	PowerShares Autonomic Growth NFA Global Asset Portfolio		PowerShares Emerging Markets Sovereign Debt Portfolio		PowerShares High Yield Corporate Bond Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	For the Period May 16, 2008* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period November 13, 2007* Through October 31, 2008
OPERATIONS:
Net investment income	$101,276	$84,294	$3,459,594	$4,551,876	$2,678,108	$861,570
Net realized gain (loss) on investments	(1,497,815)	(2,121,298)	(1,130,751)	(4,911,415)	(5,452,492)	(873,660)
Net change in unrealized appreciation (depreciation) on investments	1,096,101	(2,619,066)	19,970,840	(27,680,495)	10,929,086	(5,395,820)
Net increase (decrease) in net assets resulting from operations	(300,438)	(4,656,070)	22,299,683	(28,040,034)	8,154,702	(5,407,910)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(13,375)	60,513	(76,088)	(107,981)	147,208	(11,171)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(137,636)	(48,152)	(3,460,030)	(4,580,181)	(2,554,089)	(827,498)
Tax-exempt income	—	—	—	—	—	—
Return of capital	—	—	—	(16,897)	—	—
Total distributions to shareholders	(137,636)	(48,152)	(3,460,030)	(4,597,078)	(2,554,089)	(827,498)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	796,219	13,747,176	49,245,927	121,066,844	77,173,699	21,963,736
Value of shares repurchased	(1,699,364)	—	(3,622,140)	(35,256,909)	(2,799,642)	—
Net income equalization	13,375	(60,513)	76,088	107,981	(147,208)	11,171
Net increase in net assets resulting from shares transactions	(889,770)	13,686,663	45,699,875	85,917,916	74,226,849	21,974,907
Increase in Net Assets	(1,341,219)	9,042,954	64,463,440	53,172,823	79,974,670	15,728,328
NET ASSETS:
Beginning of period	9,042,954	—	68,724,904	15,552,081	15,728,328	—
End of period	$7,701,735	$9,042,954	$133,188,344	$68,724,904	$95,702,998	$15,728,328
Undistributed net investment income (loss) at end of period	$(13,593)	$36,142	$(76,524)	$—	$305,299	$34,072
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	1,000,000	2,400,000	4,800,000	5,200,000	1,000,000
Shares repurchased	(200,000)	—	(200,000)	(1,600,000)	(200,000)	—
Shares outstanding, beginning of period	1,000,000	—	3,800,000	600,000	1,000,000	—
Shares outstanding, end of period	900,000	1,000,000	6,000,000	3,800,000	6,000,000	1,000,000

43

Statements of Changes in Net Assets (Continued)

	PowerShares Insured California Municipal Bond Portfolio		PowerShares Insured National Municipal Bond Portfolio		PowerShares Insured New York Municipal Bond Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income	$486,945	$612,332	$5,984,279	$4,424,193	$589,791	$611,730
Net realized gain (loss) on investments	(35,110)	(108,177)	(412,389)	(2,588,810)	(241,561)	(141,166)
Net change in unrealized appreciation (depreciation) on investments	1,273,050	(2,104,845)	17,674,605	(16,645,168)	1,583,641	(1,855,368)
Net increase (decrease) in net assets resulting from operations	1,724,885	(1,600,690)	23,246,495	(14,809,785)	1,931,871	(1,384,804)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(2,852)	(2,872)	(60,024)	(180,676)	(9,737)	(14,181)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(495,868)	—	(6,004,821)	(862)	(595,889)	(18)
Tax-exempt income	—	(632,660)	—	(4,429,286)	—	(638,609)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(495,868)	(632,660)	(6,004,821)	(4,430,148)	(595,889)	(638,627)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	11,025,611	13,731,378	122,665,745	196,853,094	12,632,911	11,127,034
Value of shares repurchased	(2,245,464)	(6,973,440)	(10,397,014)	(15,821,065)	(2,156,111)	(7,166,608)
Net income equalization	2,852	2,872	60,024	180,676	9,737	14,181
Net increase in net assets resulting from shares transactions	8,782,999	6,760,810	112,328,755	181,212,705	10,486,537	3,974,607
Increase in Net Assets	10,009,164	4,524,588	129,510,405	161,792,096	11,812,782	1,936,995
NET ASSETS:
Beginning of period	17,011,330	12,486,742	174,316,882	12,524,786	16,908,339	14,971,344
End of period	$27,020,494	$17,011,330	$303,827,287	$174,316,882	$28,721,121	$16,908,339
Undistributed net investment income (loss) at end of period	$(5,280)	$6,495	$(59,226)	$21,340	$(12,187)	$3,648
CHANGES IN SHARES OUTSTANDING:
Shares sold	500,000	600,000	5,700,000	8,500,000	600,000	500,000
Shares repurchased	(100,000)	(300,000)	(500,000)	(700,000)	(100,000)	(300,000)
Shares outstanding, beginning of period	800,000	500,000	8,300,000	500,000	800,000	600,000
Shares outstanding, end of period	1,200,000	800,000	13,500,000	8,300,000	1,300,000	800,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

44

	PowerShares Preferred Portfolio		PowerShares VRDO Tax-Free Weekly Portfolio
	Six Months Ended April 30, 2009 (Unaudited)	For the Period January 28, 2008* Through October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	For the Period November 14, 2007* Through October 31, 2008
OPERATIONS:
Net investment income	$13,270,503	$5,298,183	$2,149,888	$2,345,891
Net realized gain (loss) on investments	(46,005,276)	(27,066,534)	74	—
Net change in unrealized appreciation (depreciation) on investments	19,761,092	(20,252,350)	(74)	6,800
Net increase (decrease) in net assets resulting from operations	(12,973,681)	(42,020,701)	2,149,888	2,352,691
Undistributed net investment income (loss) included in the price of units issued and redeemed	(679,919)	210,772	(236,735)	(126,833)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,289,614)	(5,252,766)	(2,221,472)	(4,330)
Tax-exempt income	—	—	—	(2,207,453)
Return of capital	—	(537,269)	—	—
Total distributions to shareholders	(15,289,614)	(5,790,035)	(2,221,472)	(2,211,783)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	232,441,447	265,487,449	237,535,102	147,545,998
Value of shares repurchased	(7,685,020)	(26,506,199)	—	(5,016,534)
Net income equalization	679,919	(210,772)	236,735	126,833
Net increase in net assets resulting from shares transactions	225,436,346	238,770,478	237,771,837	142,656,297
Increase in Net Assets	196,493,132	191,170,514	237,463,518	142,670,372
NET ASSETS:
Beginning of period	191,170,514	—	142,670,372	—
End of period	$387,663,646	$191,170,514	$380,133,890	$142,670,372
Undistributed net investment income (loss) at end of period	$(2,699,030)	$—	$(174,211)	$134,108
CHANGES IN SHARES OUTSTANDING:
Shares sold	21,600,000	17,400,000	9,500,000	5,900,000
Shares repurchased	(800,000)	(1,800,000)	—	(200,000)
Shares outstanding, beginning of period	15,600,000	—	5,700,000	—
Shares outstanding, end of period	36,400,000	15,600,000	15,200,000	5,700,000

45

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31, 2008		For the Period October 11, 2007* Through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.31		$25.64		$25.21
Net investment income**	0.46		0.99		0.07
Net realized and unrealized gain on investments	1.61		0.79		0.36
Total from investment operations	2.07		1.78		0.43
Distribution to shareholders from:
Net investment income	(0.50)		(1.10)		—
Return of capital	—		(0.01)		—
Total distributions	(0.50)		(1.11)		—
Net asset value at end of period	$27.88		$26.31		$25.64
Share price at end of period***	$27.93		$26.36
NET ASSET VALUE TOTAL RETURN****	7.81%		7.00%		1.71%
SHARE PRICE TOTAL RETURN****	7.80%		6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$89,219		$63,147		$15,384
Ratio to average net assets of:
Expenses	0.25	%†	0.25%		0.25	%†
Net investment income	3.19	%†	3.79%		4.55	%†
Portfolio turnover rate ††	0	%(a)	0	%(a)	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)		$(0.04)		$0.01

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.58	$15.10
Net investment income**	0.15	0.19
Net realized and unrealized loss on investments	(0.30)	(5.60)
Total from investment operations	(0.15)	(5.41)
Distribution to shareholders from:
Net investment income	(0.19)	(0.11)
Net asset value at end of period	$9.24	$9.58
Share price at end of period***	$9.19	$9.34
NET ASSET VALUE TOTAL RETURN****	(1.54)%	(36.04	)%(b)
SHARE PRICE TOTAL RETURN****	0.43%	(37.64	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$8,316	$7,666
Ratio to average net assets of:
Expenses	0.26%†	0.25	%†
Net investment income	3.46%†	3.58	%†
Portfolio turnover rate ††	36%	78%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than 1%.

(b)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the Exchange) to October 31, 2008 was (35.74)%. The share price total return from Fund Inception to October 31, 2008 was (38.01)%.

See Notes to Financial Statements.

46

Financial Highlights (Continued)

PowerShares Autonomic Balanced NFA Global Asset Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.20	$15.08
Net investment income**	0.17	0.20
Net realized and unrealized loss on investments	(0.12)	(4.96)
Total from investment operations	0.05	(4.76)
Distribution to shareholders from:
Net investment income	(0.20)	(0.12)
Net asset value at end of period	$10.05	$10.20
Share price at end of period***	$10.14	$10.46
NET ASSET VALUE TOTAL RETURN****	0.55%	(31.74	)%(a)
SHARE PRICE TOTAL RETURN****	(1.09)%	(30.02	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,051	$7,142
Ratio to average net assets of:
Expenses	0.26%†	0.25	%†
Net investment income	3.53%†	3.64	%†
Portfolio turnover rate ††	53%	67%
Undistributed net investment income included in price of units issued and redeemed**#	$0.04	$0.07

PowerShares Autonomic Growth NFA Global Asset Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.04	$15.12
Net investment income**	0.11	0.12
Net realized and unrealized loss on investments	(0.42)	(6.14)
Total from investment operations	(0.31)	(6.02)
Distribution to shareholders from:
Net investment income	(0.17)	(0.06)
Net asset value at end of period	$8.56	$9.04
Share price at end of period***	$8.64	$8.90
NET ASSET VALUE TOTAL RETURN****	(3.40)%	(39.92	)%(b)
SHARE PRICE TOTAL RETURN****	(0.97)%	(40.86	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,702	$9,043
Ratio to average net assets of:
Expenses	0.25%†	0.25	%†
Net investment income	2.81%†	2.36	%†
Portfolio turnover rate ††	39%	89%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the Exchange) to October 31, 2008 was (31.56)%. The share price total return from Fund Inception to October 31, 2008 was (30.94)%.

(b)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the Exchange) to October 31, 2008 was (39.44)%. The share price total return from Fund Inception to October 31, 2008 was (41.13)%.

See Notes to Financial Statements.

47

Financial Highlights (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.09	$25.92	$25.50
Net investment income**	0.75	1.47	0.07
Net realized and unrealized gain (loss) on investments	4.13	(7.81)	0.35
Total from investment operations	4.88	(6.34)	0.42
Distribution to shareholders from:
Net investment income	(0.77)	(1.48)	—
Return of capital	—	(0.01)	—
Total distributions	(0.77)	(1.49)	—
Net asset value at end of period	$22.20	$18.09	$25.92
Share price at end of period***	$22.79	$16.69
NET ASSET VALUE TOTAL RETURN****	27.51%	(25.83)%	1.65%
SHARE PRICE TOTAL RETURN****	41.80%	(32.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$133,188	$68,725	$15,552
Ratio to average net assets of:
Expenses	0.50%†	0.50%	0.50	%†
Net investment income	7.65%†	5.85%	4.91	%†
Portfolio turnover rate ††	6%	48%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.04)	$0.03

PowerShares High Yield Corporate Bond Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period November 13, 2007* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.73	$24.84
Net investment income**	0.81	1.78
Net realized and unrealized gain (loss) on investments	0.25	(9.04)
Total from investment operations	1.06	(7.26)
Distribution to shareholders from:
Net investment income	(0.84)	(1.85)
Net asset value at end of period	$15.95	$15.73
Share price at end of period***	$16.16	$16.10
NET ASSET VALUE TOTAL RETURN****	7.42%	(31.14	)%(a)
SHARE PRICE TOTAL RETURN****	6.11%	(29.63	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$95,703	$15,728
Ratio to average net assets of:
Expenses	0.50%†	0.50	%†
Net investment income	11.41%†	9.35	%†
Portfolio turnover rate ††	42%	92%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.04	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the Exchange) to October 31, 2008 was (30.64)%. The share price total return from Fund Inception to October 31, 2008 was (30.45)%.

See Notes to Financial Statements.

48

Financial Highlights (Continued)

PowerShares Insured California Municipal Bond Portfolio

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.26		$24.97	$24.90
Net investment income**	0.52		1.03	0.06
Net realized and unrealized gain (loss) on investments	1.27		(3.64)	0.01
Total from investment operations	1.79		(2.61)	0.07
Distribution to shareholders from:
Tax-exempt income	(0.53)		(1.10)	—
Net asset value at end of period	$22.52		$21.26	$24.97
Share price at end of period***	$22.57		$21.18
NET ASSET VALUE TOTAL RETURN****	8.59%		(10.82)%	0.28%
SHARE PRICE TOTAL RETURN****	9.23%		(11.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,020		$17,011	$12,487
Ratio to average net assets of:
Expenses, after Waivers	0.28	%†	0.28%	0.28	%†
Expenses, prior to Waivers	0.35	%†	0.35%	0.35	%†
Net investment income, after Waivers	4.86	%†	4.42%	3.90	%†
Portfolio turnover rate ††	5%		20%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$(0.01)	$0.00	(a)

PowerShares Insured National Municipal Bond Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008		For the Period October 11, 2007* Through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.00	$25.05		$24.92
Net investment income**	0.55	1.05		0.06
Net realized and unrealized gain (loss) on investments	1.51	(3.98)		0.07
Total from investment operations	2.06	(2.93)		0.13
Distribution to shareholders from:
Net investment income	—	(0.00	)(a)	—
Tax-exempt income	(0.55)	(1.12)		—
Total distributions	(0.55)	(1.12)		—
Net asset value at end of period	$22.51	$21.00		$25.05
Share price at end of period***	$22.55	$21.29
NET ASSET VALUE TOTAL RETURN****	9.98%	(12.13)%		0.52%
SHARE PRICE TOTAL RETURN****	8.67%	(10.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$303,827	$174,317		$12,525
Ratio to average net assets of:
Expenses, after Waivers	0.28%†	0.28%		0.28	%†
Expenses, prior to Waivers	0.35%†	0.35%		0.35	%†
Net investment income, after Waivers	5.17%†	4.55%		3.96	%†
Portfolio turnover rate ††	20%	63%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.04)		$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

49

Financial Highlights (Continued)

PowerShares Insured New York Municipal Bond Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008		For the Period October 11, 2007* Through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$21.14	$24.95		$24.84
Net investment income**	0.52	1.02		0.05
Net realized and unrealized gain (loss) on investments	0.95	(3.72)		0.06
Total from investment operations	1.47	(2.70)		0.11
Distribution to shareholders from:
Net investment income	—	(0.00	)(a)	—
Tax-exempt income	(0.52)	(1.11)		—
Total distributions	(0.52)	(1.11)		—
Net asset value at end of period	$22.09	$21.14		$24.95
Share price at end of period***	$22.10	$21.27
NET ASSET VALUE TOTAL RETURN****	7.09%	(11.22)%		0.44%
SHARE PRICE TOTAL RETURN****	6.48%	(10.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$28,721	$16,908		$14,971
Ratio to average net assets of:
Expenses, after Waivers	0.28%†	0.28%		0.28	%†
Expenses, prior to Waivers	0.35%†	0.35%		0.35	%†
Net investment income, after Waivers	4.87%†	4.38%		3.83	%†
Portfolio turnover rate ††	6%	34%		0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.02)		$0.00	(a)

PowerShares Preferred Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period January 28, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.25	$20.06
Net investment income**	0.51	0.85
Net realized and unrealized loss on investments	(1.50)	(7.66)
Total from investment operations	(0.99)	(6.81)
Distribution to shareholders from:
Net investment income	(0.61)	(0.91)
Return of capital	—	(0.09)
Total distributions	(0.61)	(1.00)
Net asset value at end of period	$10.65	$12.25
Share price at end of period***	$10.71	$12.62
NET ASSET VALUE TOTAL RETURN****	(7.93)%	(35.04	)%(b)
SHARE PRICE TOTAL RETURN****	(10.23)%	(33.14	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$387,664	$191,171
Ratio to average net assets of:
Expenses	0.50%†	0.50	%†
Net investment income	10.12%†	7.74	%†
Portfolio turnover rate ††	28%	52%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception (January 31, 2008, first day trading on the Exchange) to October 31, 2008 was (35.65)%. The share price total return from Fund Inception to October 31, 2008 was (34.67)%.

See Notes to Financial Statements.

50

Financial Highlights (Continued)

PowerShares VRDO Tax Free Weekly Portfolio

	Six Months Ended April 30, 2009 (Unaudited)	For the Period November 14, 2007* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.03	$25.03
Net investment income**	0.23	0.84
Net realized and unrealized loss on investments	0.02	(0.02)
Total from investment operations	0.25	0.82
Distribution to shareholders from:
Net investment income	—	(0.00	)(a)
Tax-exempt income	(0.27)	(0.82)
Total distributions	(0.27)	(0.82)
Net asset value at end of period	$25.01	$25.03
Share price at end of period***	$25.02	$25.05
NET ASSET VALUE TOTAL RETURN****	1.00%	3.33	%(b)
SHARE PRICE TOTAL RETURN****	0.96%	3.40	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$380,134	$142,670
Ratio to average net assets of:
Expenses	0.25%†	0.25	%†
Net investment income	1.94%†	3.71	%†
Portfolio turnover rate ††	34%	0%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.03)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the Exchange) to October 31, 2008 was 3.33%. The share price total return from Fund Inception to October 31, 2008 was 3.40%.

See Notes to Financial Statements.

51

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period end, the Trust offered thirty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio	"1-30 Laddered Treasury Portfolio"

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	"Autonomic Balanced Growth NFA Global Asset Portfolio"

PowerShares Autonomic Balanced NFA Global Asset Portfolio	"Autonomic Balanced NFA Global Asset Portfolio"

PowerShares Autonomic Growth NFA Global Asset Portfolio	"Autonomic Growth NFA Global Asset Portfolio"

PowerShares Emerging Markets Sovereign Debt Portfolio	"Emerging Markets Sovereign Debt Portfolio"

PowerShares High Yield Corporate Bond Portfolio	"High Yield Corporate Bond Portfolio"

PowerShares Insured California Municipal Bond Portfolio	"Insured California Municipal Bond Portfolio"

PowerShares Insured National Municipal Bond Portfolio	"Insured National Municipal Bond Portfolio"

PowerShares Insured New York Municipal Bond Portfolio	"Insured New York Municipal Bond Portfolio"

PowerShares Preferred Portfolio	"Preferred Portfolio"

PowerShares VRDO Tax-Free Weekly Portfolio	"VRDO Tax-Free Weekly Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund	Index
1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

Autonomic Balanced Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced Growth IndexTM

Autonomic Balanced NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced IndexTM

Autonomic Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Growth IndexTM

Emerging Markets Sovereign Debt Portfolio	Emerging Market USD Liquid Balanced Index

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

Fund	Index
High Yield Corporate Bond Portfolio	Wachovia High Yield Bond Index

Insured California Municipal Bond Portfolio	The Merrill Lynch California Insured Long-Term Core Municipal Securities Index

Insured National Municipal Bond Portfolio	The Merrill Lynch National Insured Long-Term Core Municipal Securities Index

Insured New York Municipal Bond Portfolio	The Merrill Lynch New York Insured Long-Term Core Municipal Securities Index

Preferred Portfolio	Merrill Lynch Fixed Rate Preferred Securities Index

VRDO Tax-Free Weekly Portfolio	Thomson Municipal Market Data VRDO Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities; conditions in those sectors can affect the overall municipal securities market and the Fund. The Funds that invest primarily in one state will have greater exposure to adverse economic and political changes in that state.

Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. High yield bonds may involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claim.

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

With respect to Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio, Preferred Portfolio and VRDO Tax-Free Weekly Portfolio, the Adviser will use a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of municipal securities that have in the aggregate investment characteristics similar to the Underlying Index based on such factors as duration, maturity, credit quality, yield and coupon. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective. Such Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Fund's underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Fund's underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Certain Funds invest in underlying Exchange-traded funds ("ETFs"). Investment in the underlying ETFs may subject the Fund to non-correlation and replication management risks.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services,

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

except for advisory fees, and distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Except for the Autonomic Balanced Growth NFA Global Asset Portfolio, Autonomic Balanced NFA Global Asset Portfolio and the Autonomic Growth NFA Global Asset Portfolio, each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records on ex-dividend date. The Autonomic Balanced Growth NFA Global Asset Portfolio, Autonomic Balanced NFA Global Asset Portfolio and the Autonomic Growth NFA Global Asset Portfolio declare and pay dividends from net investment income, if any, to its shareholders quarterly and record on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

	% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	.25%
Autonomic Balanced Growth NFA Global Asset Portfolio	.25	%*
Autonomic Balanced NFA Global Asset Portfolio	.25	%*
Autonomic Growth NFA Global Asset Portfolio	.25	%*
Emerging Markets Sovereign Debt Portfolio	.50%
High Yield Corporate Bond Portfolio	.50%

56

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

	% of Average Daily Net Assets
Insured California Municipal Bond Portfolio	.35	%**
Insured National Municipal Bond Portfolio	.35	%**
Insured New York Municipal Bond Portfolio	.35	%**
Preferred Portfolio	.50%
VRDO Tax-Free Weekly Portfolio	.25%

* The Fund indirectly bears the management fee of the underlying ETFs in which it invests. The Adviser serves as the investment adviser to some of the underlying ETFs. By virtue of the Fund's investments in the underlying ETFs, the management fee received by the Adviser will increase.

** The Adviser has agreed to waive a portion of its unitary management fee. After giving effect to such waiver, the Fund's net unitary management fee is 0.28%. The Adviser may amend or terminate this agreement at any time.

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares. The Distributor has entered into a Marketing Agreement with DB Commodity Services LLC and Deutsche Bank AG, London Branch (collectively, "Deutsche Bank") to assist in marketing activities with respect to the PowerShares DB exchange traded funds in which the Autonomic Balanced Growth NFA Global Asset Portfolio, Autonomic Balanced NFA Global Asset Portfolio, and Autonomic Growth NFA Global Asset Portfolio invest. The Distributor receives a fee from Deutsche Bank for these services. The Funds are not charged any fees pursuant to the distribution agreement.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
1-30 Laddered Treasury Portfolio	Mergent, Inc.

Autonomic Balanced Growth NFA Global Asset Portfolio	New Frontier Management LLC

Autonomic Balanced NFA Global Asset Portfolio	New Frontier Management LLC

Autonomic Growth NFA Global Asset Portfolio	New Frontier Management LLC

Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities, Inc.

High Yield Corporate Bond Portfolio	Wachovia Corporation

Insured California Municipal Bond Portfolio	Merrill Lynch

Insured National Municipal Bond Portfolio	Merrill Lynch

Insured New York Municipal Bond Portfolio	Merrill Lynch

Preferred Portfolio	Merrill Lynch

VRDO Tax-Free Weekly Portfolio	Thomson Financial LLC

The index name trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

Funds. The Trust has entered into a sub-licensing agreement under which the Adviser is required to pay the licensing fees on behalf of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Note 4. Investments in Affiliates

The Funds and other PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated exchange traded funds for the period ended April 30, 2009.

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

	Value 10/31/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/09	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$196,857	$289,262	$(20,047)	$(22,608)	$1,615	$445,079	$6,584
PowerShares Dynamic Large Cap Growth Portfolio	573,339	439,239	(6,363)	(24,627)	(4,587)	977,001	3,482
PowerShares Dynamic Large Cap Portfolio	347,202	57,106	(7,834)	(13,915)	(3,654)	378,905	1,554
PowerShares Dynamic Large Cap Value Portfolio	683,834	209,117	(8,233)	(54,552)	(3,564)	826,602	6,499
PowerShares Dynamic Mid Cap Growth Portfolio	346,446	53,121	(218,008)	139,626	(154,717)	166,468	—
PowerShares Dynamic Mid Cap Portfolio	58,184	10,628	(66,847)	15,104	(17,069)	—	266
PowerShares Dynamic Mid Cap Value Portfolio	203,017	287,648	(2,447)	19,280	(1,507)	505,991	2,650
PowerShares Dynamic Small Cap Growth Portfolio	257,906	27,353	(41,002)	(1,637)	(23,056)	219,564	—
PowerShares Dynamic Small Cap Value Portfolio	316,236	41,330	(38,764)	(10,498)	(21,821)	286,483	1,334
PowerShares Emerging Markets Sovereign Debt Portfolio	434,740	45,453	(488,037)	160,688	(79,029)	73,815	7,647
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	232,708	27,094	(141,744)	115,150	(103,821)	129,387	3,482
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	309,763	55,706	(10,143)	(637)	(6,513)	348,176	5,230
PowerShares FTSE RAFI Japan Portfolio	38,959	73,757	(53,055)	2,107	662	62,430	461
PowerShares Zacks Micro Cap Portfolio	119,160	21,346	(68,250)	26,225	(42,270)	56,211	336
Total Investments in Affiliates	4,118,351	1,638,160	(1,170,774)	349,706	(459,331)	4,476,112	39,525

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

PowerShares Autonomic Balanced NFA Global Asset Portfolio

	Value 10/31/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 4/30/09	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$462,644	$480,418	$(222,543)	$1,741	$3,417	$725,677	$9,515
PowerShares Dynamic Large Cap Growth Portfolio	375,088	570,502	(4,714)	(8,971)	(3,305)	928,600	2,353
PowerShares Dynamic Large Cap Portfolio	325,386	152,383	(9,786)	(9,365)	(5,344)	453,274	1,505
PowerShares Dynamic Large Cap Value Portfolio	515,328	582,917	(7,350)	(27,673)	(2,958)	1,060,264	5,130
PowerShares Dynamic Mid Cap Growth Portfolio	290,401	146,275	(222,781)	121,993	(132,609)	203,279	—
PowerShares Dynamic Mid Cap Value Portfolio	190,419	363,136	(214,486)	97,552	(107,056)	329,565	2,648
PowerShares Dynamic Small Cap Growth Portfolio	187,230	64,565	(43,801)	7,633	(25,848)	189,779	—
PowerShares Dynamic Small Cap Value Portfolio	264,426	99,788	(69,755)	14,328	(45,307)	263,480	1,205
PowerShares Emerging Markets Sovereign Debt Portfolio	473,749	348,999	(516,401)	202,484	(90,539)	418,292	10,735
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	193,468	45,017	(165,415)	126,951	(119,462)	80,559	3,165
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	217,723	112,780	(4,152)	4,742	(2,646)	328,447	3,800
PowerShares Zacks Micro Cap Portfolio	93,932	30,580	(60,095)	23,232	(36,046)	51,603	278
Total Investments in Affiliates	3,589,794	2,997,360	(1,541,279)	554,647	(567,703)	5,032,819	40,334

PowerShares Autonomic Growth NFA Global Asset Portfolio

	Value 10/31/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/09	Dividend Income
PowerShares 1-30 Laddered Treasury Portfolio	$16,949	$274,037	$(3,856)	$(28,810)	$537	$258,857	$3,157
PowerShares Dynamic Large Cap Growth Portfolio	878,760	457,483	(168,601)	57,221	(112,927)	1,111,936	3,672
PowerShares Dynamic Large Cap Portfolio	408,062	43,154	(82,695)	1,566	(22,438)	347,649	1,319
PowerShares Dynamic Large Cap Value Portfolio	1,027,846	187,535	(206,346)	(62,816)	(18,494)	927,725	6,670
PowerShares Dynamic Mid Cap Growth Portfolio	407,165	19,453	(217,381)	117,213	(138,179)	188,271	—
PowerShares Dynamic Mid Cap Portfolio	237,324	—	(223,784)	67,822	(81,362)	—	724
PowerShares Dynamic Mid Cap Value Portfolio	181,047	350,041	(37,754)	22,694	(4,172)	511,856	1,973
PowerShares Dynamic Small Cap Growth Portfolio	365,339	24,945	(114,661)	28,727	(67,097)	237,253	—
PowerShares Dynamic Small Cap Value Portfolio	417,434	31,591	(101,412)	13,393	(58,782)	302,224	1,272

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

	Value 10/31/08	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/09	Dividend Income
PowerShares Emerging Markets Sovereign Debt Portfolio	$346,002	$4,045	$(377,071)	$109,187	$(43,461)	$38,702	$5,534
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	295,008	10,265	(197,366)	142,653	(133,910)	116,650	3,059
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	618,732	375,521	(397,668)	145,414	(112,041)	629,958	7,521
PowerShares FTSE RAFI Japan Portfolio	93,170	120,001	(152,561)	6,313	7,342	74,265	835
PowerShares Zacks Micro Cap Portfolio	157,778	5,904	(86,921)	29,080	(49,884)	55,957	308
Total Investments in Affiliates	5,450,616	1,903,975	(2,368,077)	649,657	(834,868)	4,801,303	36,044

Note 5. Additional Valuation Information

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective with the beginning of the Fund's fiscal year. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, April 30, 2009. The level assigned to the securities valuations may not be an indication of the risk on liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury Portfolio	$441,058	$88,114,529	$—	$88,555,587
Autonomic Balanced Growth NFA Global Asset Portfolio	8,371,256	—	—	8,371,256

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Autonomic Balanced NFA Global Asset Portfolio	$10,075,801	$—	$—	$10,075,801
Autonomic Growth NFA Global Asset Portfolio	7,742,653	—	—	7,742,653
Emerging Markets Sovereign Debt Portfolio	2,443,642	128,249,840	—	130,693,482
High Yield Corporate Bond Portfolio	942,818	92,613,808	—	93,556,626
Insured California Municipal Bond Portfolio	—	26,201,017	—	26,201,017
Insured National Municipal Bond Portfolio	—	303,740,435	—	303,740,435
Insured New York Municipal Bond Portfolio	—	28,512,382	—	28,512,382
Preferred Portfolio	389,313,515	1,068,675	—	390,382,190
VRDO Tax-Free Weekly Portfolio	—	380,895,000	—	380,895,000

Note 6. Federal Income Taxes

At April 30, 2009, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period was as follows:

	Cost	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
1-30 Laddered Treasury Portfolio	$86,988,547	$1,567,040	$1,805,588	$(238,548)
Autonomic Balanced Growth NFA Global Asset Portfolio	10,022,140	(1,650,884)	55,798	(1,706,682)
Autonomic Balanced NFA Global Asset Portfolio	11,028,644	(952,843)	128,506	(1,081,349)
Autonomic Growth NFA Global Asset Portfolio	9,638,329	(1,895,676)	32,420	(1,928,096)
Emerging Markets Sovereign Debt Portfolio	138,275,511	(7,582,029)	356,941	(7,938,970)
High Yield Corporate Bond Portfolio	88,023,360	5,533,266	5,812,782	(279,516)
Insured California Municipal Bond Portfolio	27,063,681	(862,664)	279,376	(1,142,040)
Insured National Municipal Bond Portfolio	302,706,872	1,033,563	8,196,185	(7,162,622)
Insured New York Municipal Bond Portfolio	28,822,704	(310,322)	876,410	(1,186,732)
Preferred Portfolio	395,799,026	(5,416,836)	8,843,813	(14,260,649)
VRDO Tax-Free Weekly Portfolio	380,888,274	6,726	6,726	—

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Fund's fiscal year end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The use of some portion of the capital loss carryforward by any one fund may be limited

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

under internal revenue code. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a Fund.

At October 31, 2008, the Funds had capital loss carryforward as shown in the table below:

Year of Expiration
2016
1-30 Laddered Treasury Portfolio	$840
Autonomic Balanced Growth NFA Global Asset Portfolio	1,332,657
Autonomic Balanced NFA Global Asset Portfolio	901,844
Autonomic Growth NFA Global Asset Portfolio	1,748,587
Emerging Markets Sovereign Debt Portfolio	531,185
High Yield Corporate Bond Portfolio	873,660
Insured California Municipal Bond Portfolio	108,177
Insured National Municipal Bond Portfolio	2,588,810
Insured New York Municipal Bond Portfolio	141,166
Preferred Portfolio	22,533,360
VRDO Tax-Free Weekly Portfolio	—

Note 7. Investment Transactions

For the period ended April 30, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, was as follows:

	Purchases	Sales
Autonomic Balanced Growth NFA Global Asset Portfolio	$2,833,802	$2,877,829
Autonomic Balanced NFA Global Asset Portfolio	4,963,328	4,372,346
Autonomic Growth NFA Global Asset Portfolio	2,909,559	3,513,857
Emerging Markets Sovereign Debt Portfolio	5,473,500	7,928,080
High Yield Corporate Bond Portfolio	51,197,363	19,768,675
Insured California Municipal Bond Portfolio	10,360,325	942,871
Insured National Municipal Bond Portfolio	156,665,279	45,480,287
Insured New York Municipal Bond Portfolio	12,717,875	1,357,293
Preferred Portfolio	76,272,999	76,354,631
VRDO Tax-Free Weekly Portfolio	319,390,000	78,195,000

For the period ended April 30, 2009, the cost of securities purchased and the proceeds from sales of U.S. government securities, excluding short-term securities, money market funds and in-kind transactions, for the 1-30 Laddered Treasury Portfolio amounted to $687,078 and $273,861, respectively.

For the period ended April 30, 2009 in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
1-30 Laddered Treasury Portfolio	$37,738,698	$16,400,296
Autonomic Balanced Growth NFA Global Asset Portfolio	903,282	—
Autonomic Balanced NFA Global Asset Portfolio	2,309,251	—

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

April 30, 2009 (Unaudited)

	Securities Received	Securities Delivered
Autonomic Growth NFA Global Asset Portfolio	$793,872	$1,164,825
Emerging Markets Sovereign Debt Portfolio	48,044,821	3,542,222
High Yield Corporate Bond Portfolio	43,850,622	2,723,312
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	—	—
Insured New York Municipal Bond Portfolio	—	—
Preferred Portfolio	229,862,941	7,681,803
VRDO Tax-Free Weekly Portfolio	—	—

Gains and losses on in-kind transactions are generally not considered taxable for Federal income tax purposes.

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary advisory fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 (100,000 for Emerging Markets Sovereign Debt Portfolio and High Yield Corporate Bond Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

63

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 16, 2009, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 38 series (each, a "Fund" and collectively, the "Funds"):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Europe Small-Mid Portfolio

PowerShares FTSE RAFI International Real Estate Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares International Listed Private Equity Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

64

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and projected staffing, including operations assistance provided by the Adviser's parent organization, Invesco Ltd., and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds and the performance of their underlying indices through December 31, 2008. The Trustees also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance, and the Adviser's analysis of the tracking error between each Fund and its underlying index. The Trustees noted that the correlation for each Fund, other than PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust's registration statement and the tracking error for each Fund, other than PowerShares DWA Emerging Markets Technical Leaders Portfolio and PowerShares FTSE RAFI Emerging Markets Portfolio, was within the targeted range set forth in the Trust's registration statement. The Trustees reviewed the reasons for PowerShares VRDO Tax-Free Weekly Portfolio's correlation and PowerShares DWA Emerging Markets Technical Leaders Portfolio's and PowerShares FTSE RAFI Emerging Markets Portfolio's tracking error. The Trustees concluded that the correlation and tracking error for each Fund were each within an acceptable range given that Fund's particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Funds under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's total expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the expense ratios of comparable exchange-traded funds ("ETFs"), open-end (non-ETF) index funds and open-end actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other expenses of each Fund, except that each Fund pays its brokerage expenses, taxes, interest and extraordinary expenses.

  0.25%:  PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

  0.35%:  PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio

  0.50%:  PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Preferred Portfolio

65

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

  0.75%:  PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares International Listed Private Equity Portfolio

  0.80%:  PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

  0.85%:  PowerShares FTSE RAFI Emerging Markets Portfolio

  0.90%:  PowerShares DWA Emerging Markets Technical Leaders Portfolio

  0.95%:  PowerShares MENA Frontier Countries Portfolio

The Trustees noted that the Adviser represented that it does not manage any funds other than the Funds and other ETFs overseen by the Board. The Trustees noted that each Fund's advisory fee was:

  •  higher than the median expense ratio of its ETF peer funds (except for the advisory fee of PowerShares Autonomic Growth NFA Global Asset Portfolio, which was lower than the median expense ratio of its ETF peer funds; the advisory fee of each of PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio and PowerShares Insured New York Municipal Bond Portfolio, which was equal to the median expense ratio of its ETF peer funds; and there was no comparable ETF peer fund information available for PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio or PowerShares Autonomic Balanced NFA Global Asset Portfolio); and

  •  higher than the median advisory fee of its open-end index peer funds (except for the advisory fee of each of PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio and PowerShares International Listed Private Equity Portfolio, which was lower than the median expense ratio of its open-end index peer funds; the advisory fee of PowerShares Global Nuclear Energy Portfolio, which was equal to the median expense ratio of its open-end index peer funds; and there was no comparable open-end index peer fund information available for

66

Board Considerations Regarding Continuation of Investment Advisory Agreement (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares Global Steel Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares Preferred Portfolio or PowerShares VRDO Tax-Free Weekly Portfolio); but

  •  lower than the median advisory fee of its open-end actively-managed peer funds.

The Trustees noted that each Fund's advisory fee was reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund's advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund. The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits or losses realized by the Adviser from its relationship to each Fund. The Trustees reviewed the overall profitability of the Adviser and noted that the Adviser, to date, had incurred a loss from its relationship with the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

67

This page intentionally left blank

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in exchange-traded funds ("ETFs"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-based ETFs are not actively managed. Actively-managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively-managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust II.

An investor should consider each PowerShares ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-9

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)                              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)                             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (2) Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b) Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares Exchange-Traded Fund Trust II

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond
Title:	President

Date:	July 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond
Title:	President

Date:	July 8, 2009

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan
Title:	Treasurer

Date:	July 8, 2009